                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2006
-------------------------------------------------------------------------------

This Form N-CSR is being filed for the purpose of amending and restating the Form N-CSR filed on June 6, 2006 (Accession No. 0000950156-06-000251).

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MUNICIPAL SERIES TRUST                                           3/31/06

FOR THE STATES OF: ALABAMA,
ARKANSAS, CALIFORNIA, FLORIDA,
GEORGIA, MARYLAND, MASSACHUSETTS

ANNUAL REPORT (As Restated)

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LETTER FROM THE CEO                                                           1
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PORTFOLIO COMPOSITION                                                         2
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MANAGEMENT REVIEW                                                             5
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PERFORMANCE SUMMARY                                                           6
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FUND EXPENSE TABLES                                                          13
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PORTFOLIO OF INVESTMENTS                                                     16
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FINANCIAL STATEMENTS                                                         51
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NOTES TO FINANCIAL STATEMENTS                                                72
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      83
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TRUSTEES AND OFFICERS                                                        84
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                                86
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PROXY VOTING POLICIES AND INFORMATION                                        86
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QUARTERLY PORTFOLIO DISCLOSURE                                               86
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FEDERAL TAX INFORMATION                                                      86
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CONTACT INFORMATION                                                  BACK COVER
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THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT
IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

(Not Restated)

[Photo of Robert J. Manning]

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)

MFS(R) Alabama Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     106.1%
              Cash & Other Net Assets                    (6.1)%

              TOP FIVE BOND INDUSTRIES (i)

              Water/Sewer                                17.1%
              ------------------------------------------------
              Municipal-Owned Utilities                  15.8%
              ------------------------------------------------
              Health/Hospitals                           14.6%
              ------------------------------------------------
              General Obligations/General Purpose        14.3%
              ------------------------------------------------
              State & Local Agencies                      8.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        70.0%
              ------------------------------------------------
              AA                                         13.3%
              ------------------------------------------------
              A                                           5.7%
              ------------------------------------------------
              BBB                                         7.9%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              Not Rated                                   2.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.6
              ------------------------------------------------
              Average Life (m)                       14.4 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AA+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Arkansas Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.0%
              Cash & Other Net Assets                    (5.0)%

              TOP FIVE BOND INDUSTRIES (i)

              Universities/Colleges                      16.7%
              ------------------------------------------------
              General Obligations/General Purpose        11.5%
              ------------------------------------------------
              Water/Sewer                                11.4%
              ------------------------------------------------
              Health/Hospitals                           10.5%
              ------------------------------------------------
              Single Family Housing/State                 9.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        68.4%
              ------------------------------------------------
              AA                                         10.4%
              ------------------------------------------------
              A                                          11.6%
              ------------------------------------------------
              BBB                                         8.3%
              ------------------------------------------------
              BB                                          0.9%
              ------------------------------------------------
              Not Rated                                   0.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       15.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) California Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.8%
              Cash & Other Net Assets                    (5.8)%


              TOP FIVE BOND INDUSTRIES (i)

              General Obligations/Schools                16.9%
              ------------------------------------------------
              State & Local Agencies                     13.7%
              ------------------------------------------------
              Health/Hospitals                           11.1%
              ------------------------------------------------
              General Obligations/General Purpose        10.9%
              ------------------------------------------------
              Universities/Colleges                       8.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        53.1%
              ------------------------------------------------
              AA                                          3.2%
              ------------------------------------------------
              A                                          18.4%
              ------------------------------------------------
              BBB                                        16.8%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              CCC                                         0.6%
              ------------------------------------------------
              Not Rated                                   7.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       14.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                   17.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AA-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Florida Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     106.2%
              Cash & Other Net Assets                    (6.2)%


              TOP FIVE BOND INDUSTRIES (i)

              Health/Hospitals                           17.3%
              ------------------------------------------------
              Water/Sewer                                15.6%
              ------------------------------------------------
              General Obligations/General Purpose        11.8%
              ------------------------------------------------
              General Obligations/Schools                 9.5%
              ------------------------------------------------
              Transportation/Special Tax                  7.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        60.2%
              ------------------------------------------------
              AA                                         10.9%
              ------------------------------------------------
              A                                           8.7%
              ------------------------------------------------
              BBB                                        10.5%
              ------------------------------------------------
              BB                                          0.7%
              ------------------------------------------------
              B                                           0.3%
              ------------------------------------------------
              Not Rated                                   8.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.9
              ------------------------------------------------
              Average Life (m)                       17.3 yrs.
              ------------------------------------------------
              Average Maturity (m)                   18.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Georgia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     107.0%
              Cash & Other Net Assets                    (7.0)%


              TOP FIVE BOND INDUSTRIES (i)

              Water/Sewer                                32.4%
              ------------------------------------------------
              Universities/Colleges                      10.0%
              ------------------------------------------------
              Health/Hospitals                            9.3%
              ------------------------------------------------
              General Obligations/Schools                 7.7%
              ------------------------------------------------
              Municipal-Owned Utilities                   5.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        44.9%
              ------------------------------------------------
              AA                                         31.4%
              ------------------------------------------------
              A                                           9.3%
              ------------------------------------------------
              BBB                                         9.9%
              ------------------------------------------------
              B                                           0.8%
              ------------------------------------------------
              Not Rated                                   3.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       15.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Maryland Municipal Bond Fund

(Not Restated)
              PORTFOLIO STRUCTURE(i)

              Bonds                                      97.7%
              Cash & Other Net Assets                     2.3%


              TOP FIVE BOND INDUSTRIES (i)

              Health/Hospitals                           20.2%
              ------------------------------------------------
              Universities/Colleges                      14.3%
              ------------------------------------------------
              General Obligations/Improvement            14.2%
              ------------------------------------------------
              Water/Sewer                                 5.5%
              ------------------------------------------------
              State & Local Agencies                      4.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        46.7%
              ------------------------------------------------
              AA                                         15.2%
              ------------------------------------------------
              A                                          18.9%
              ------------------------------------------------
              BBB                                        12.2%
              ------------------------------------------------
              BB                                          0.3%
              ------------------------------------------------
              B                                           0.3%
              ------------------------------------------------
              Not Rated                                   6.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.1
              ------------------------------------------------
              Average Life (m)                       14.7 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Massachusetts Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.8%
              Cash & Other Net Assets                    (5.8)%


              TOP FIVE BOND INDUSTRIES (i)

              Universities/Colleges                      20.2%
              ------------------------------------------------
              General Obligations/General Purpose        13.5%
              ------------------------------------------------
              Health/Hospitals                           11.1%
              ------------------------------------------------
              Water/Sewer                                 8.1%
              ------------------------------------------------
              General Obligations/Improvement             7.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        49.1%
              ------------------------------------------------
              AA                                         26.6%
              ------------------------------------------------
              A                                           7.8%
              ------------------------------------------------
              BBB                                        13.2%
              ------------------------------------------------
              BB                                          1.0%
              ------------------------------------------------
              Not Rated                                   2.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.4
              ------------------------------------------------
              Average Life (m)                       15.3 yrs.
              ------------------------------------------------
              Average Maturity (m)                   17.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/06.

Percentages are based on net assets as of 3/31/06, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

MANAGEMENT REVIEW
(Not Restated)

FACTORS THAT AFFECTED PERFORMANCE

During the period, our duration(d) positioning relative to our benchmark, the Lehman Brothers Municipal Bond Index (Lehman Index), had a neutral effect on relative performance for all funds, except the Alabama fund, for which the effect was positive.

Yield curve(y) positioning in all of the funds was a strong contributor to relative performance, excluding the Alabama fund, where the effect was negative. Compared to the benchmark, all of the funds, excluding the Alabama and Georgia funds, were more heavily weighted in bonds on the long end of the yield curve (represented by bonds with durations of 11- to 25-years). This helped relative results during the period because long-term municipal bonds increased in price as their yields flattened. The Georgia fund was underweighted in bonds on the short end of the curve (represented by bonds with durations of 0- to 4-years). This positioning helped relative returns as bonds on the short-end of the curve suffered price declines as their yields increased. For the Alabama fund, positioning along the middle part of the yield curve (represented by bonds with durations of 8- to 11-years) hurt relative performance.

Credit quality had a neutral effect on relative results for all funds, excluding the California, Florida, and Maryland funds, for which the effect was positive. These three funds benefited from holding lower-quality "BBB"- rated(s) securities and below-investment-grade debt. During the period, spreads in these credit sectors narrowed due to strong demands for higher-yielding securities, causing prices on these securities to appreciate. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB").

Overall, sector allocation had a positive effect on relative performance for all funds, excluding the Arkansas, Alabama, Georgia and Massachusetts funds, where the effect was neutral. Notable positive contributions to sector allocation came from our overweighted position in the housing sector in the Arkansas fund. In the Florida and California funds, the health care sector boosted relative results. On the negative side, security selection in the credit enhanced sector was an area of weakness in many of the funds. Underweighting the strong-performing tobacco sector also hurt relative results for all funds, except the California fund, where our relative positioning in the sector helped.

Respectfully,

Michael Dawson
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s) Bonds rated by S&P as "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/06
(Not Restated)

The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                            MFS Alabama        Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97             10,081            10,547
              3/98             11,062            11,677
              3/99             11,618            12,400
              3/00             11,523            12,390
              3/01             12,790            13,744
              3/02             13,181            14,261
              3/03             14,508            15,671
              3/04             15,248            16,590
              3/05             15,614            17,032
              3/06             16,078            17,682

MFS(R) ALABAMA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr      5-yr      10-yr
------------------------------------------------------------------------------
       A               2/01/90                       2.97%     4.68%     5.37%
------------------------------------------------------------------------------
       B               9/07/93                       2.20%     3.90%     4.58%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average Alabama municipal debt fund (l)              2.71%     4.46%     4.77%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -1.92%     3.67%     4.86%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -1.74%     3.56%     4.58%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                           MFS Arkansas        Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97              9,989            10,547
              3/98             10,994            11,677
              3/99             11,499            12,400
              3/00             11,472            12,390
              3/01             12,671            13,744
              3/02             13,185            14,261
              3/03             14,439            15,671
              3/04             15,092            16,590
              3/05             15,414            17,032
              3/06             15,903            17,682

MFS(R) ARKANSAS MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr      5-yr      10-yr
------------------------------------------------------------------------------
       A               2/03/92                       3.17%     4.65%     5.26%
------------------------------------------------------------------------------
       B               9/07/93                       2.39%     3.83%     4.45%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average "other state" municipal debt fund (l)        3.82%     4.88%     5.40%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -1.73%     3.64%     4.75%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -1.56%     3.49%     4.45%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                          MFS California       Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97              9,959            10,547
              3/98             11,105            11,677
              3/99             11,836            12,400
              3/00             11,669            12,390
              3/01             12,928            13,744
              3/02             13,329            14,261
              3/03             14,634            15,671
              3/04             15,397            16,590
              3/05             15,881            17,032
              3/06             16,551            17,682

MFS(R) CALIFORNIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr       5-yr     10-yr
------------------------------------------------------------------------------
       A               6/18/85                       4.22%     5.07%     5.68%
------------------------------------------------------------------------------
       B               9/07/93                       3.44%     4.26%     4.85%
------------------------------------------------------------------------------
       C               1/03/94                       3.29%     4.12%     4.72%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average California municipal debt fund (l)           4.47%     4.85%     5.50%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -0.73%     4.05%     5.17%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -0.53%     3.92%     4.85%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
       C                                             2.30%     4.12%     4.72%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(x) Assuming redemption within one year from the end of the prior month of purchase.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                            MFS Florida        Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97              9,851            10,547
              3/98             10,853            11,677
              3/99             11,423            12,400
              3/00             11,265            12,390
              3/01             12,473            13,744
              3/02             12,912            14,261
              3/03             14,126            15,671
              3/04             14,860            16,590
              3/05             15,342            17,032
              3/06             15,977            17,682

MFS(R) FLORIDA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr       5-yr     10-yr
------------------------------------------------------------------------------
       A               2/03/92                       4.14%     5.08%     5.31%
------------------------------------------------------------------------------
       B               9/07/93                       3.35%     4.25%     4.47%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average Florida municipal debt fund (l)              3.11%     4.28%     5.07%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -0.81%     4.06%     4.80%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -0.64%     3.91%     4.47%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                            MFS Georgia        Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97              9,951            10,547
              3/98             11,047            11,677
              3/99             11,589            12,400
              3/00             11,436            12,390
              3/01             12,671            13,744
              3/02             13,055            14,261
              3/03             14,357            15,671
              3/04             15,065            16,590
              3/05             15,407            17,032
              3/06             15,797            17,682

MFS(R) GEORGIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr       5-yr     10-yr
------------------------------------------------------------------------------
       A               6/06/88                       2.53%     4.51%     5.19%
------------------------------------------------------------------------------
       B               9/07/93                       2.05%     3.78%     4.44%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average Georgia municipal debt fund (l)              2.92%     4.19%     4.97%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -2.34%     3.50%     4.68%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -1.89%     3.44%     4.44%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                Lehman
                           MFS Maryland        Brothers
                          Municipal Bond    Municipal Bond
                           Fund-Class A          Index

              3/96            $ 9,525           $10,000
              3/97              9,882            10,547
              3/98             10,926            11,677
              3/99             11,466            12,400
              3/00             11,320            12,390
              3/01             12,482            13,744
              3/02             12,930            14,261
              3/03             14,121            15,671
              3/04             14,822            16,590
              3/05             15,171            17,032
              3/06             15,634            17,682

MFS(R) MARYLAND MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE


  Share class    Class inception date                1-yr       5-yr     10-yr
------------------------------------------------------------------------------
       A              10/31/84                       3.06%     4.61%     5.08%
------------------------------------------------------------------------------
       B               9/07/93                       2.30%     3.93%     4.40%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average Maryland municipal debt fund (l)             2.96%     4.17%     4.79%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -1.84%     3.59%     4.57%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -1.62%     3.59%     4.40%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                                                   Lehman
                          MFS Massachusetts       Brothers
                            Municipal Bond     Municipal Bond
                             Fund-Class A           Index

              3/96             $ 9,525             $10,000
              3/97               9,944              10,547
              3/98              10,934              11,677
              3/99              11,494              12,400
              3/00              11,313              12,390
              3/01              12,494              13,744
              3/02              12,860              14,261
              3/03              14,200              15,671
              3/04              14,885              16,590
              3/05              15,278              17,032
              3/06              15,863              17,682

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class    Class inception date                1-yr       5-yr     10-yr
------------------------------------------------------------------------------
       A               4/09/85                       3.83%     4.89%     5.23%
------------------------------------------------------------------------------
       B               9/07/93                       3.16%     4.23%     4.55%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
------------------------------------------------------------------------------
Average Massachusetts municipal debt fund (l)        3.09%     4.41%     5.00%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)             3.81%     5.17%     5.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                            -1.10%     3.88%     4.72%
With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -0.81%     3.89%     4.55%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

FUND EXPENSE TABLES (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005, THROUGH MARCH 31, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             1.09%     $1,000.00       $1,008.60       $5.46
    A      --------------------------------------------------------------------
           Hypothetical (h)   1.09%     $1,000.00       $1,019.50       $5.49
-------------------------------------------------------------------------------
           Actual             1.84%     $1,000.00       $1,004.90       $9.20
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.84%     $1,000.00       $1,015.76       $9.25
-------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             0.84%     $1,000.00       $1,008.40       $4.21
    A      --------------------------------------------------------------------
           Hypothetical (h)   0.84%     $1,000.00       $1,020.74       $4.23
-------------------------------------------------------------------------------
           Actual             1.61%     $1,000.00       $1,004.50       $8.05
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.61%     $1,000.00       $1,016.90       $8.10
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             0.84%     $1,000.00       $1,009.40       $4.21
    A      --------------------------------------------------------------------
           Hypothetical (h)   0.84%     $1,000.00       $1,020.74       $4.23
-------------------------------------------------------------------------------
           Actual             1.61%     $1,000.00       $1,005.60       $8.05
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.61%     $1,000.00       $1,016.90       $8.10
-------------------------------------------------------------------------------
           Actual             1.75%     $1,000.00       $1,004.90       $8.75
    C      --------------------------------------------------------------------
           Hypotheti cal (h)  1.75%     $1,000.00       $1,016.21       $8.80
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MFS(R) FLORIDA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             0.85%     $1,000.00       $1,012.50       $4.26
    A      --------------------------------------------------------------------
           Hypothetical (h)   0.85%     $1,000.00       $1,020.69       $4.28
-------------------------------------------------------------------------------
           Actual             1.62%     $1,000.00       $1,008.60       $8.11
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.62%     $1,000.00       $1,016.85       $8.15
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MFS(R) GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             1.15%     $1,000.00       $1,003.70       $5.74
    A      --------------------------------------------------------------------
           Hypothetical (h)   1.15%     $1,000.00       $1,019.20       $5.79
-------------------------------------------------------------------------------
           Actual             1.92%     $1,000.00       $1,002.80       $9.59
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.92%     $1,000.00       $1,015.36       $9.65
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MFS(R) MARYLAND MUNICIPAL BOND FUND (Not Restated)
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             0.93%     $1,000.00       $1,008.60       $4.66
    A      --------------------------------------------------------------------
           Hypothetical (h)   0.93%     $1,000.00       $1,020.29       $4.68
-------------------------------------------------------------------------------
           Actual             1.58%     $1,000.00       $1,004.40       $7.90
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.58%     $1,000.00       $1,017.05       $7.95
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                    Paid During
                           Annualized    Beginning      Ending       Period (p)
                             Expense   Account Value  Account Value  10/01/05-
Share Class                   Ratio       10/01/05       3/31/06      3/31/06
-------------------------------------------------------------------------------
           Actual             1.10%     $1,000.00       $1,009.70       $5.51
    A      --------------------------------------------------------------------
           Hypothetical (h)   1.10%     $1,000.00       $1,019.45       $5.54
-------------------------------------------------------------------------------
           Actual             1.75%     $1,000.00       $1,006.50       $8.75
    B      --------------------------------------------------------------------
           Hypothetical (h)   1.75%     $1,000.00       $1,016.21       $8.80
-------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) ALABAMA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.0%
-----------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    SHARES/PAR     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.4%               Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                $ 1,000,000     $  1,057,970
                             Alabama Port Authority Docks Facility MBIA, 5.25%, 2026                     1,000,000        1,040,060
                                                                                                                       ------------
                                                                                                                       $  2,098,030
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 14.1%      Athens, AL, Warrants, XLCA, 5%, 2031                                      $   860,000     $    881,414
                             Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                              1,000,000        1,034,730
                             Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                650,000          670,768
                             Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                       1,030,000        1,091,543
                             Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                             1,500,000        1,581,420
                             Hoover, AL, "B", 6%, 2010 (c)                                                 500,000          544,690
                             Houston County, AL, AMBAC, 6.25%, 2009 (c)                                    750,000          827,190
                             Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                      1,750,000        1,846,810
                             Mobile County, AL, 6%, 2009 (c)                                             1,345,000        1,440,791
                             Morgan County, AL, Warrants, AMBAC, 5%, 2028                                1,380,000        1,427,734
                             Russell County, AL, Warrants, "A", AMBAC, 5%, 2008 (c)                      1,000,000        1,039,960
                                                                                                                       ------------
                                                                                                                       $ 12,387,050
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 6.1%           Birmingham, AL, "A", 5.75%, 2017                                          $ 1,000,000     $  1,079,260
                             Birmingham, AL, "B", 5.75%, 2009 (c)                                        1,820,000        1,950,203
                             Birmingham, AL, "B", 5.75%, 2019                                              180,000          191,713
                             Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                  1,005,000        1,058,305
                             Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                1,000,000        1,067,820
                                                                                                                       ------------
                                                                                                                       $  5,347,301
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.6%               Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                          $ 2,015,000     $  2,160,120
                             Phenix City, AL, AMBAC, 5.65%, 2021                                         1,500,000        1,625,025
                             Tuscaloosa, AL, Warrants, 5.7%, 2018                                        1,000,000        1,069,210
                                                                                                                       ------------
                                                                                                                       $  4,854,355
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Alabama Special Care Facilities Financing Authority (Daughters of
Hospitals - 14.4%            Charity), AMBAC, ETM, 5%, 2025 (c)                                        $ 1,500,000     $  1,515,615
                             Birmingham Medical Center, East Alabama, Special Health Care
                             Facilities, Eastern Health Systems, "B", 5%, 2018                             500,000          495,900
                             Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center),
                             5.625%, 2015                                                                  300,000          316,119
                             Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
                             (Baptist Health Systems, Inc.), "A", 5%, 2030                                 200,000          195,286
                             Health Care Authority For Baptist Health, "D", 5%, 2021                       400,000          408,244
                             Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022              1,000,000        1,082,020
                             Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                      950,000          988,200
                             Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023             1,000,000        1,025,490
                             Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
                             Coffee Memorial Hospital), MBIA, 5.75%, 2008 (c)                            1,000,000        1,046,450
                             Lauderdale County & Florence, AL, Health Care Authority Rev., "A",
                             (Coffee Health Group), MBIA, 5.75%, 2014                                    1,000,000        1,064,850
                             Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032           1,000,000        1,040,060
                             Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic),
                             AMBAC, 5.875%, 2016                                                         1,000,000        1,022,390
                             Montgomery, AL, Special Care Facilities, Financing Authority Rev.
                             (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                   1,135,000        1,107,544
                             Montgomery, AL, Special Care Facilities, Financing Authority Rev.
                             (Baptist Health), "C", 5.25%, 2014 (c)                                      1,000,000        1,087,980
                             Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier
                             Memorial Hospital), 5.65%, 2022                                               225,000          219,926
                                                                                                                       ------------
                                                                                                                       $ 12,616,074
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.),
Metals - 0.6%                6.875%, 2030                                                              $   500,000     $    530,990
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.5%                 Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016       $   400,000     $    424,068
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
Paper - 3.6%                 (Georgia Pacific Corp.), 5.75%, 2028                                      $   200,000     $    196,272
                             Camden, AL, Industrial Development Board Exempt Rev., "B"
                             (Weyerhaeuser), 6.375%, 2024                                                  500,000          542,255
                             Mobile, AL, Industrial Development Board Improvement Rev., "A"
                             (International Paper Co.), 6.35%, 2016                                        650,000          689,585
                             Mobile, AL, Industrial Development Board Improvement Rev., "B"
                             (International Paper Co.), 6.45%, 2019                                        350,000          371,028
                             Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco),
                             6.35%, 2035                                                                   750,000          810,068
                             Selma, AL, Industrial Development Board, "A" (International Paper Co.),
                             6.7%, 2018                                                                    500,000          536,945
                                                                                                                       ------------
                                                                                                                       $  3,146,153
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Other - 2.8%                 Administrative Building), ETM, 12.5%, 2010 (c)                            $ 1,410,000     $  1,639,802
                             East Central Alabama Industrial Development Authority Rev., Unrefunded
                             Balance, AMBAC, 5.4%, 2015                                                    790,000          820,060
                                                                                                                       ------------
                                                                                                                       $  2,459,862
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Alabama Housing Finance Authority, Multi-Family Residential Development
Revenue - 2.5%               Rev., "K", (South Bay Apartments), FNMA, 5.875%, 2021                     $   960,000     $  1,001,213
                             Alabama Housing Finance Authority, Multi-Family Residential Development
                             Rev., FHA, 7.25%, 2023                                                      1,095,000        1,106,059
                             Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments),
                             8%, 2030 (d)                                                                  395,000           39,500
                             Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., "A-1",
                             FHA, LOC, 7.5%, 2015                                                           70,000           70,155
                                                                                                                       ------------
                                                                                                                       $  2,216,927
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Alabama Housing Finance Authority, Collateral Home Mortgage Bond
State - 1.4%                 Program II, "B", 5.15%, 2019                                              $    65,000     $     65,714
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program I, "B-1", 5.7%, 2015                    420,000          428,534
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022             660,000          673,853
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019                     70,000           70,769
                                                                                                                       ------------
                                                                                                                       $  1,238,870
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -     Alabama Building Renovation Authority, AMBAC, 6%, 2014                    $ 1,515,000     $  1,646,608
8.5%                         Alabama Public School & College, Capital Improvement, "A", 5%, 2019           500,000          517,930
                             Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017      1,000,000        1,074,340
                             Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018      1,035,000        1,111,942
                             Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2007 (c)            865,000          898,104
                             Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                   1,000,000        1,091,270
                             Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                   1,000,000        1,106,740
                                                                                                                       ------------
                                                                                                                       $  7,446,934
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%           Virgin Islands Public Finance Authority, "A", 5.5%, 2018                  $ 1,000,000     $  1,037,990
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%,
                             2033                                                                      $   455,000     $    466,425
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Alabama Board of Education Rev., Refunding & Improvement (Southern
8.1%                         Union State Community College), MBIA, 5%, 2022                            $ 1,000,000     $  1,036,370
                             Alabama Private Colleges & Universities, Facilities Authority Rev.
                             (Tuskegee University), ASST GTY, 4.75%, 2026                                1,000,000        1,004,670
                             Auburn University, AL, General Fee Rev., AMBAC, 5%, 2034                    1,000,000        1,027,570
                             Auburn University, General Fee Rev., AMBAC, 5%, 2029                        1,000,000        1,035,140
                             Mobile, AL, Spring Hill College, Educational Building Authority Rev.,
                             "A", 5.25%, 2034                                                            1,360,000        1,425,824
                             University of Alabama, General Rev., "A", MBIA, 5%, 2029                    1,000,000        1,036,820
                             University of Alabama, University Rev., General Fee, FGIC, 5%, 2021           525,000          547,685
                                                                                                                       ------------
                                                                                                                       $  7,114,079
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 15.8%                Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023           $ 1,000,000     $  1,041,020
                             Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                           1,000,000        1,059,090
                             Guam Power Authority Rev., AMBAC, 5.00%, 2018 (u)                           9,000,000        9,328,950
                             Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                  875,000          909,615
                             Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020      1,000,000        1,073,410
                             Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                              400,000          412,328
                                                                                                                       ------------
                                                                                                                       $ 13,824,413
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A",
Revenue - 16.9%              AMBAC, 6%, 2021                                                           $   725,000     $    784,573
                             Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C",
                             AMBAC, 5.75%, 2018                                                          1,000,000        1,077,140
                             Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
                             AMBAC, 5.5%, 2016                                                           1,000,000        1,006,750
                             Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
                             AMBAC, 5.5%, 2020                                                           1,380,000        1,389,315
                             Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC,
                             5.75%, 2019                                                                 1,000,000        1,061,260
                             Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                    750,000          775,942
                             Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                 1,000,000        1,024,720
                             Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034          1,365,000        1,415,136
                             Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                  750,000          789,435
                             Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007 (c)       1,000,000        1,026,520
                             Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                 2,650,000        2,775,398
                             Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                     1,000,000        1,031,820
                             Orange Beach, AL, Water, Sewer, & Fire Protection Authority Rev., MBIA,
                             5%, 2030                                                                      500,000          519,630
                             Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                100,000          103,936
                                                                                                                       ------------
                                                                                                                       $ 14,781,575
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $87,805,432)                                                                 $ 91,991,096
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                             Burke County, GA, Development Authority Pollution Control Rev.
                             (Oglethorpe Power Corp.), "A", 3.22%, due 4/05/06                         $   100,000     $    100,000
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06         300,000          300,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $    400,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $88,205,432)                                                                     $ 92,391,096
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.4)%                                                                                  (4,744,214)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $ 87,646,882
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $2,000,000               Fixed - 3 Year                Floating - 7 day               $27,467
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/22/18              USD           1,000,000               Fixed - 12 Year               Floating - 7 Day                19,031
                                                        BMA Swap Index (3.861%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           1,000,000               Fixed - 15 Year               Floating - 7 Day                15,981
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/07/26              USD           1,000,000             Floating - 3 Month               Fixed - 20 Year               (26,909)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.268%)
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD             750,000             Floating - 3 Month               Fixed - 20 Year               (11,622)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $44,972
                                                                                                                          =======

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) ARKANSAS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.8%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 0.6%               Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                      $   800,000     $    831,872
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations  -
General Purpose - 11.4%      Arkansas College Savings, "A", 0%, 2017                                   $ 1,840,000     $  1,122,455
                             Commonwealth of Puerto Rico, Infrastructure, ETM, 5.50%, 2019 (u)           2,500,000        2,691,850
                             Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034        1,000,000        1,031,260
                             Commonwealth of Puerto Rico, MBIA, 5.75%, 2010 (c)(u)                       6,000,000        6,463,440
                             Puerto Rico Public Buildings Authority Rev. (State Office Building),
                             "F", XLCA, 5.25%, 2025                                                      2,000,000        2,224,520
                             Sebastian County, AR, Community Refunding & Improvement, AMBAC,
                             5.6%, 2007 (c)                                                              1,500,000        1,544,100
                                                                                                                       ------------
                                                                                                                       $ 15,077,625
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 6.4%           Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)              $ 1,470,000     $  1,569,695
                             Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                6,500,000        6,940,830
                                                                                                                       ------------
                                                                                                                       $  8,510,525
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.1%               Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012            $ 1,200,000     $    928,548
                             Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013              1,000,000          737,550
                             Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014              1,150,000          807,679
                             Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015              1,100,000          739,805
                             Little Rock, AR, School District Construction, "C", FSA, 5%, 2017           1,000,000        1,038,070
                             Little Rock, AR, School District, "A", FSA, 5.4%, 2017                      1,000,000        1,054,180
                             Northwest Arkansas Community College District, Capital Improvement,
                             AMBAC, 5%, 2028                                                             1,380,000        1,437,325
                                                                                                                       ------------
                                                                                                                       $  6,743,157
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Arkansas Development Finance Authority Rev. (Washington Regional
Hospitals - 10.3%            Medical Center), 7.25%, 2010 (c)                                          $   500,000     $    561,360
                             Arkansas Development Finance Authority, Health Refunding (Sister of
                             Mercy), "A", MBIA, 5%, 2013                                                 4,340,000        4,500,406
                             Batesville, AR, Medical District Rev. (White River Medical Center),
                             5.5%, 2024                                                                    750,000          772,598
                             Baxter County, AR, Hospital Rev., Refunding & Improvement, "B",
                             5.6%, 2021                                                                  1,500,000        1,548,150
                             Crittenden County, AR, Hospital Rev., Refunding & Improvement,
                             7.15%, 2025                                                                   750,000          749,625
                             Jefferson County, AR, Hospital Rev., Refunding & Improvement
                             (Regional Medical Center), 5.8%, 2021                                       1,000,000        1,064,360
                             Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist
                             Medical Center), 6.9%, 2009                                                   400,000          434,912
                             North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                  500,000          518,815
                             Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B",
                             5.25%, 2015                                                                   500,000          522,555
                             Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B",
                             5.25%, 2016                                                                 1,000,000        1,039,980
                             Sebastian County, AR, Health Facilities Improvement (Sparks Regional
                             Medical Center), "A", 5.25%, 2021                                           1,000,000        1,027,910
                             Washington County, AR, Hospital Rev., Regional Medical Center, "A",
                             5%, 2035                                                                    1,000,000          986,400
                                                                                                                       ------------
                                                                                                                       $ 13,727,071
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Arkansas Development Finance Authority Rev. (Evangelical Lutheran
Term Care - 1.0%             Project), "B", AMBAC, 5.375%, 2019                                        $ 1,315,000     $  1,389,166
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                 (Hovensa Refinery), 5.875%, 2022                                          $   335,000     $    353,264
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Arkansas State Development Finance Authority, Industrial Facilities
Paper - 1.2%                 Rev. (Potlatch Corp.), "A", 7.75%, 2025                                   $   250,000     $    281,885
                             Camden, AR, Environmental Improvement Rev. (International Paper Co.),
                             "A", 5%, 2018                                                                 750,000          741,015
                             Pine Bluff, AR, Environmental Improvement (International Paper Co.),
                             "A", 5.55%, 2022                                                              250,000          253,260
                             Pine Bluff, AR, Environmental Refunding (International Paper Co.),
                             "A", 6.7%, 2020                                                               300,000          324,567
                                                                                                                       ------------
                                                                                                                       $  1,600,727
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA,
Revenue - 0.8%               5.45%, 2037                                                               $ 1,000,000     $  1,023,150
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 0.7%               Stuttgart, AR, Sales and Use Tax Rev., AMBAC, 4.2%, 2031                  $   970,000     $    943,441
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Harrison, AR, Residential Housing Facilities Board, Single Family
Local - 7.5%                 Mortgage Rev., FGIC, ETM, 7.4%, 2011 (c)                                  $ 4,000,000     $  4,661,360
                             Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011            92,864           94,754
                             Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014       2,750,000        1,857,020
                             Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034         1,865,000        1,906,664
                             Sherwood, AR, Residential Housing Facilities Board, Single Family
                             Rev., MBIA, 7.5%, 2010 (c)                                                  1,250,000        1,441,000
                                                                                                                       ------------
                                                                                                                       $  9,960,798
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 9.1%                 Arkansas Development Finance Authority Rev., "1", 0%, 2011                $   290,000     $    192,055
                             Arkansas Development Finance Authority Single Family Mortgage, "B",
                             GNMA, 4.85%, 2031                                                           1,000,000          989,160
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "B", GNMA, 5%, 2029                                                  225,000          228,377
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "C", GNMA, 5.35%, 2027                                             1,560,000        1,578,283
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "E", GNMA, 5.4%, 2034                                                810,000          827,982
                             Arkansas Development Finance Authority, Single Family Mortgage Rev.,
                             "B", GNMA, 5.125%, 2024                                                       445,000          451,817
                             Arkansas Development Finance Authority, Single Family Mortgage Rev.,
                             "B", GNMA, 5.25%, 2035                                                      3,055,000        3,115,520
                             Arkansas Finance Authority, Mortgage Backed Securities Program, "B",
                             GNMA, 4.45%, 2034                                                           1,265,000        1,266,632
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, 5.3%, 2023                                                           520,000          526,864
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, "D", GNMA, 5.85%, 2024                                             1,055,000        1,069,454
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, "I", GNMA, 5.3%, 2033                                                460,000          464,062
                             Arkansas Housing Development Agency, Single Family Mortgage Program,
                             ETM, 8.375%, 2011 (c)                                                       1,000,000        1,216,980
                             Puerto Rico Housing Finance Authority Mortgage Backed Securities,
                             "A", 4.375%, 2017                                                             165,000          161,962
                                                                                                                       ------------
                                                                                                                       $ 12,089,148
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -     Arkansas Development Finance Authority, Economic Development Rev.,
2.5%                         "B", 5%, 2018                                                             $   175,000     $    179,963
                             Arkansas Development Finance Authority, Economic Development Rev.,
                             "B", AMBAC, 5.8%, 2020                                                        500,000          519,505
                             Arkansas State Development Finance Authority Rev., Environmental
                             State Agency Facilities, "A", AMBAC, 5%, 2040                               2,500,000        2,583,025
                                                                                                                       ------------
                                                                                                                       $  3,282,493
-----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.5%  Arkansas Student Loan Authority, "B", 6.25%, 2006 (c)                     $ 2,000,000     $  2,008,120
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.3%           Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015      $ 2,790,000     $  3,286,760
                             Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022               1,000,000        1,036,310
                                                                                                                       ------------
                                                                                                                       $  4,323,070
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%               Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.375%, 2033                                                              $   235,000     $    240,901
                             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.5%, 2039                                                                    290,000          297,789
                                                                                                                       ------------
                                                                                                                       $    538,690
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico Highway & Transportation Authority, "B",
Tax - 2.6%                   MBIA, 5.875%, 2010 (c)                                                    $ 2,000,000     $  2,189,500
                             Commonwealth of Puerto Rico Highway & Transportation Authority, "G",
                             5%, 2023                                                                      750,000          767,310
                             Commonwealth of Puerto Rico Highway & Transportation Authority, "G",
                             FGIC, 5%, 2022                                                                500,000          524,715
                                                                                                                       ------------
                                                                                                                       $  3,481,525
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC,
16.5%                        5%, 2028                                                                  $   700,000     $    713,629
                             Conway, AR, Public Facilities Board, Capital Improvement Rev.
                             (Hendrix College), "B", 5%, 2035                                            1,000,000        1,010,480
                             Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2006 (c)       1,000,000        1,011,530
                             Pulaski, AR, Technical College, Student Tuition & Fee Rev., FGIC,
                             5%, 2029                                                                    1,820,000        1,875,182
                             Siloam Springs, AR, Public Education Facilities, Capital Improvement
                             (John Brown University), AMBAC, 5.35%, 2020                                   500,000          525,785
                             University of Arkansas, University Construction Rev. (UAMS Campus),
                             "B", MBIA, 5%, 2026                                                         1,405,000        1,463,589
                             University of Arkansas, University Construction Rev. (UAMS Campus),
                             "B", MBIA, 5%, 2027                                                         1,000,000        1,039,530
                             University of Arkansas, University Facilities Rev. (Fayetteville
                             Campus), FGIC, 5%, 2027                                                     3,155,000        3,255,676
                             University of Arkansas, University Facilities Rev. (Fayetteville
                             Campus), FGIC, 5%, 2032                                                     2,500,000        2,572,500
                             University of Arkansas, University Facilities Rev. (Monticello),
                             AMBAC, 5%, 2025                                                             1,525,000        1,583,835
                             University of Arkansas, University Rev. (UAMS Campus), "B", MBIA,
                             5%, 2034                                                                    3,290,000        3,412,947
                             University of Arkansas, University Revenues Facilities, (UAMS
                             Campus), FGIC, 5%, 2028                                                     2,000,000        2,085,640
                             University of Central Arkansas, "A", AMBAC, 5%, 2023                        1,100,000        1,124,266
                             University of Central Arkansas, Student Housing Rev., "C", FGIC,
                             5%, 2034                                                                      250,000          254,735
                                                                                                                       ------------
                                                                                                                       $ 21,929,324
-----------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 2.5%           Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021       $ 1,240,000     $  1,291,683
                             Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026           1,000,000        1,062,370
                             Pope County, AR, Residential Housing, Arkansas Tech University
                             Project, "A", 6%, 2027                                                        500,000          490,145
                             University of Central Arkansas, Student Housing Rev., "C", FGIC,
                             5.25%, 2029                                                                   500,000          520,090
                                                                                                                       ------------
                                                                                                                       $  3,364,288
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light
Owned - 0.8%                 Co.), 6.3%, 2018                                                          $ 1,050,000     $  1,055,355
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 8.0%                 Benton, AR, Utilities Rev., AMBAC, 5%, 2030                               $   470,000     $    484,514
                             North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                 2,000,000        2,116,100
                             North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                 6,000,000        6,911,820
                             Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024               1,000,000        1,044,460
                                                                                                                       ------------
                                                                                                                       $ 10,556,894
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Arkansas Development Finance Authority, Economic Development Rev.,
Revenue - 11.3%              "I", AMBAC, 5.65%, 2014                                                   $   375,000     $    381,840
                             Arkansas Development Finance Authority, Revolving Loan Fund, "A",
                             5.85%, 2006 (c)                                                             2,130,000        2,159,202
                             Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                   1,315,000        1,395,005
                             Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                  1,000,000        1,064,960
                             Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A",
                             FSA, 5%, 2019                                                               2,125,000        2,208,619
                             Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A",
                             FSA, 5%, 2021                                                               2,750,000        2,843,225
                             Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022             1,750,000        1,806,771
                             Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)             765,000          826,261
                             South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                 1,000,000        1,019,370
                             Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018           1,250,000        1,302,663
                                                                                                                       ------------
                                                                                                                       $ 15,007,916
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $130,820,928)                                                                $137,797,619
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev.
                             (Presbyterian University Hospital), "D", 3.22%, due 4/06/06               $   200,000     $    200,000
                             Georgia Municipal Electric Authority, 3.05%, due 4/05/06                      100,000          100,000
                             Illinois Development Finance Authority Rev. (Jewish Federation of
                             Metropolitan Chicago), 3.18%, due 4/03/06                                      50,000           50,000
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             3.22%, due 4/06/06                                                            700,000          700,000
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06         800,000          800,000
                             Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.02%,
                             due 4/06/06                                                                   100,000          100,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $  1,950,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $132,770,928)                                                                    $139,747,619
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.3)%                                                                                  (7,032,172)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $132,715,447
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $3,000,000               Fixed  - 3 Year               Floating - 7 Day               $41,188
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                31,536
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/15/18              USD           3,000,000               Fixed - 12 Year               Floating - 7 Day                15,791
                                                        BMA Swap Index (4.019%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/22/18              USD           2,000,000               Fixed - 12 Year               Floating - 7 Day                38,062
                                                        BMA Swap Index (3.861%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           1,000,000               Fixed - 15 Year               Floating - 7 Day                15,981
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/07/26              USD           1,000,000             Floating - 3 Month               Fixed - 20 Year               (26,908)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.268%)
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD           1,500,000             Floating - 3 Month               Fixed - 20 Year               (23,244)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $92,406
                                                                                                                          =======

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) CALIFORNIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.9%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 4.0%               Long Beach, CA, Harbor Rev., "A" FGIC, 5.25%, 2018                        $ 3,500,000     $  3,681,685
                             Los Angeles, CA, Department of Airports Rev. (Ontario International
                             Airport), "A", FGIC, 6%, 2017                                               4,100,000        4,150,594
                             Los Angeles, CA, Harbor Department Rev.,"B", 5.375%, 2023                   3,000,000        3,060,930
                             Port Oakland, CA, "K", FGIC, 5.75%, 2020                                    4,000,000        4,225,120
                                                                                                                       ------------
                                                                                                                       $ 15,118,329
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 10.8%      Commonwealth of Puerto Rico, Series II R 124B, XLCA, 5.50%, 2017 (u)      $ 3,000,000     $  3,340,650
                             Commonwealth of Puerto Rico, Series II R 184C, FGIC, 5.50%, 2016 (u)        6,600,000        7,377,546
                             Los Angeles, CA, 5.25%, 2014 (u)                                           10,810,000       11,838,788
                             State of California, 10%, 2007                                              1,055,000        1,147,850
                             State of California, 5.5%, 2010 (c)                                         3,000,000        3,235,350
                             State of California, 5.125%, 2025                                           2,000,000        2,086,880
                             State of California, 5.25%, 2029                                            2,000,000        2,094,320
                             State of California, AMBAC, 7.2%, 2008                                      1,600,000        1,711,824
                             State of California, AMBAC, 6.3%, 2010                                      3,000,000        3,319,410
                             State of California, AMBAC, 7%, 2010                                        2,000,000        2,269,780
                             State of California, "B", 5.75%, 2009 (c)(u)                                2,500,000        2,709,750
                                                                                                                       ------------
                                                                                                                       $ 41,132,148
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 16.7%              Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027              $ 1,500,000     $  1,560,495
                             Butte Glenn Community College District, "A", MBIA, 5%, 2026                 1,885,000        1,963,416
                             Campbell, CA, Union High School District, Election 2002, "B", FGIC,
                             5.5%, 2033                                                                  2,270,000        2,469,783
                             Campbell, CA, Union High School District, FSA, 5%, 2021                     1,280,000        1,333,888
                             Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020         1,185,000        1,308,619
                             Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                 1,000,000        1,042,270
                             Colton, CA, Joint Union School District (Election of 2001), "C",
                             FGIC, 0%, 2032                                                              1,000,000          261,110
                             Colton, CA, Joint Union School District (Election of 2001), "C",
                             FGIC, 0%, 2033                                                              3,000,000          740,610
                             Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026            1,200,000        1,304,352
                             Coronado, CA, Union School District, "A", 5.7%, 2020                        1,285,000        1,407,396
                             Escondido, CA, Union School District, "A", FSA, 5%, 2026                    1,000,000        1,036,650
                             Folsom Cordova, CA, Union School District, Facilities Improvement,
                             "A", MBIA, 0%, 2025                                                         1,505,000          603,987
                             Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                   4,275,000        4,510,809
                             Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                   1,695,000        1,832,363
                             Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)           1,035,000        1,145,290
                             Live Oak, CA, School District, Santa Cruz County, Election 2004, "A",
                             MBIA, 5%, 2033                                                              1,410,000        1,470,743
                             Los Angeles, CA, Union School District Election of 1997, "E", MBIA,
                             5.125%, 2027                                                                5,000,000        5,265,250
                             Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)            10,000,000       10,692,700
                             Moreno Valley, CA, Union School District, Election 2004, "A", FSA,
                             5%, 2025                                                                    1,075,000        1,122,526
                             Moreno Valley, CA, Union School District, Election 2004, "A", FSA,
                             5%, 2026                                                                    1,715,000        1,788,385
                             Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                    2,545,000        2,751,196
                             Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028            1,430,000        1,488,659
                             Oceanside, CA, Union School District Election of 2000, "C", MBIA,
                             5.25%, 2032                                                                 1,940,000        2,049,746
                             Perris, CA, Union School District, "A", FGIC, 0%, 2027                      3,100,000        1,123,068
                             Rowland, CA, Union School District, "A", FSA, 5.5%, 2010 (c)                1,250,000        1,356,063
                             San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                  2,000,000        2,083,400
                             San Ysidro, CA, School District, AMBAC, 6.125%, 2021                          960,000        1,097,520
                             Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                    2,210,000        2,371,750
                             Santa Maria, CA, Joint Union High School District, "A", FSA,
                             5.375%, 2020                                                                1,120,000        1,233,960
                             Santa Maria, CA, Joint Union High School District, "A", FSA,
                             5.375%, 2021                                                                1,210,000        1,331,133
                             Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020               1,100,000        1,172,809
                             Val Verde, CA, Union School District, COP, "B", FGIC, 5%, 2030              1,000,000        1,032,810
                             Walnut Valley, CA, Union School District, (Election of 2000), "E",
                             FSA, 0%, 2028                                                               1,535,000          530,128
                             Washington, CA, Union School District, (Election of 1999), "A", FGIC,
                             5.625%, 2021                                                                1,000,000        1,095,820
                                                                                                                       ------------
                                                                                                                       $ 63,578,704

-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 11.0%            Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020       $ 2,000,000     $  2,069,500
                             California Health Facilities Financing Authority Rev., Catholic
                             Healthcare West, "G", 5.25%, 2023                                           2,000,000        2,070,140
                             California Health Facilities Financing Authority Rev., Cedars Sinai
                             Medical Center, 5%, 2027                                                    1,000,000        1,019,840
                             California Health Facilities Financing Authority Rev., Health
                             Facilities (Adventist Health Systems), "A", 5%, 2033                        1,750,000        1,752,957
                             California Statewide Communities Development Authority Rev. (Henry
                             Mayo Newhall Memorial Hospital), "A", CHFC, 5%, 2018                        2,000,000        2,078,100
                             California Statewide Communities Development Authority Rev. (Kaiser
                             Permanente), "A", 5.5%, 2032                                                2,000,000        2,089,500
                             California Statewide Communities Development Authority Rev. (Los
                             Angeles Children's Hospital), 5.125%, 2019                                  4,000,000        4,129,080
                             California Statewide Communities Development Authority Rev., CHFC,
                             ETM, 0%, 2007 (c)                                                           3,645,000        3,472,519
                             California Statewide Communities Development Authority Rev., CHFC,
                             ETM, 0%, 2008 (c)                                                           6,345,000        5,797,998
                             California Statewide Communities Development Authority Rev., Health
                             Facilities (Memorial Health Services), "A", 6%, 2023                        1,500,000        1,643,040
                             California Statewide Communities Development, "B", 5.625%, 2042             4,000,000        4,172,120
                             California Valley Health Systems, COP, 6.875%, 2023                           485,000          485,456
                             Central California Joint Powers Health Financing (Community Hospitals
                             of Central California), 5.625%, 2021                                        1,000,000        1,030,650
                             Kaweah Delta Health Care District Rev., 6%, 2034                            2,000,000        2,152,200
                             Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center),
                             5.625%, 2029                                                                3,000,000        3,170,730
                             Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                  1,000,000        1,026,880
                             Turlock, CA, Health Facilities Rev. (Emanuel Medical Center),
                             5%, 2024                                                                      500,000          499,395
                             Washington Township, CA, Health Care Rev., 5%, 2018                         1,000,000        1,023,040
                             West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029         2,000,000        2,139,100
                                                                                                                       ------------
                                                                                                                       $ 41,822,245
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    California Health Facilities Financing Authority Rev. (Paradise
Term Care - 0.7%             Valley Estates), 5.125%, 2022                                             $ 1,000,000     $  1,042,410
                             La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025             1,000,000        1,064,930
                             Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
                             "A", 7.375%, 2027                                                             465,000          484,688
                                                                                                                       ------------
                                                                                                                       $  2,592,028
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.5%        California Statewide Communities Development Authority (Prides
                             Industries), 7.125%, 2009 (c)                                             $ 1,640,000     $  1,802,918
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -     California Pollution Control Financing Authority, Solid Waste
1.4%                         Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016                    $ 2,000,000     $  1,951,360
                             California Pollution Control Financing Authority, Solid Waste
                             Disposal Rev. (Waste Management, Inc.), "A", 5.125%, 2031                   2,250,000        2,334,960
                             California Pollution Control Financing Authority, Solid Waste
                             Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                   1,000,000        1,040,720
                                                                                                                       ------------
                                                                                                                       $  5,327,040
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                 (Hovensa Refinery), 5.875%, 2022                                          $   960,000     $  1,012,339
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 0.4%               Del Mar, CA, Race Track Authority Rev., 6.2%, 2006 (c)                    $ 1,365,000     $  1,405,459
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      San Diego County, CA, COP, (Burnham Institute for Medical Research),
Other - 0.9%                 5%, 2034                                                                  $ 1,000,000     $    994,140
                             San Diego County, CA, COP, (Burnham Institute), 6.25%, 2009 (c)             2,300,000        2,510,105
                                                                                                                       ------------
                                                                                                                       $  3,504,245
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B
Revenue - 2.7%               II", 6.7%, 2015                                                           $ 1,003,000     $  1,006,329
                             California Statewide Communities Development Authority Rev. (Irvine
                             Apartments), 5.25%, 2025                                                    6,000,000        6,183,060
                             San Bernardino County, CA (Equity Residential/Redlands), "A",
                             5.2%, 2029                                                                  3,000,000        3,064,320
                                                                                                                       ------------
                                                                                                                       $ 10,253,709
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%               San Francisco, CA, Union Square, MBIA, 6%, 2020                           $ 1,000,000     $  1,094,420
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%,
Revenue - 0.1%               2007 (c)                                                                  $   480,000     $    494,510
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      California Rural Home Mortgage Finance Authority Rev., GNMA,
Local - 1.1%                 7.3%, 2031                                                                $    35,000     $     35,801
                             California Rural Home Mortgage Finance Authority Rev., Mortgage
                             Backed Securities Program, "B4", GNMA, 6.35%, 2029                             50,000           50,107
                             Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010 (c)        1,265,000        1,357,206
                             Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023 (c)          2,000,000        2,604,800
                                                                                                                       ------------
                                                                                                                       $  4,047,914
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 0.8%                 California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019      $ 2,885,000     $  1,257,715
                              California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028      5,225,000        1,664,423
                                                                                                                       ------------
                                                                                                                       $  2,922,138
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.9%   California Pollution Control Financing Authority, Solid Waste
                             Disposal Rev. (West County Resource Recovery), "A", 5.125%, 2014          $ 1,000,000     $  1,012,520
                             South Bayside Waste Management Authority, California Solid Waste
                             System Rev., AMBAC, 5.75%, 2020                                             2,100,000        2,251,620
                                                                                                                       ------------
                                                                                                                       $  3,264,140
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 2.8%                 Grossmont, CA, Union High School District, MBIA, 0%, 2006                 $ 6,000,000     $  5,874,120
                             Pasadena CA, COP, Old Pasadena Parking Facilities Project,
                             6.25%, 2018                                                                 2,995,000        3,338,407
                             Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018            1,500,000        1,623,765
                                                                                                                       ------------
                                                                                                                       $ 10,836,292
-----------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 13.5%             Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019      $   925,000     $  1,148,045
                             California Public Works Board Lease Rev., Department of Corrections
                             State Prison, "A", 7.4%, 2010                                               5,000,000        5,688,850
                             California Public Works Board, Department of Justice, "D",
                             5.25%, 2020                                                                 1,565,000        1,644,252
                             California State Department of Water Resources Power Supply, Rev,
                             "C", 5.25%, 2028                                                            2,500,000        2,616,850
                             Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                              660,000          670,190
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             Rev., "A", FSA, 0% to 2010, 4.55% to 2022                                   3,000,000        2,423,550
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             Rev., Enhanced, "A", 5%, 2045                                               3,000,000        3,046,770
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             Rev., Enhanced, "B", 5.5%, 2013 (c)                                         7,000,000        7,670,180
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             Rev., Enhanced, "B", 5.625%, 2013 (c)                                       5,000,000        5,517,350
                             Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC,
                             5.25%, 2027                                                                 3,000,000        3,136,050
                             Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027              3,000,000        3,181,260
                             Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010               4,020,000        4,304,737
                             Sacramento, CA, City Financing Authority Rev., Capital Improvement,
                             5.5%, 2010 (c)                                                              1,635,000        1,769,904
                             Sacramento, CA, City Financing Authority Rev., City Hall &
                             Redevelopment Projects, "A", FSA, 5%, 2032                                  2,000,000        2,145,940
                             Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)         2,200,000        2,311,408
                             San Francisco, CA, City & County, COP, (San Bruno Jail No 3), AMBAC,
                             5.25%, 2033                                                                 3,930,000        4,113,610
                                                                                                                       ------------
                                                                                                                       $ 51,388,946
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%           Irvine, CA, School District Special Tax Rev., Community Facilities
                             District No. 86-1, AMBAC, 5.8%, 2020                                      $ 3,500,000     $  3,679,445
                             Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/
                             Soquel Community), 5.6%, 2017                                               1,455,000        1,524,418
                             Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022               2,000,000        2,072,620
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,600,000        1,684,896
                                                                                                                       ------------
                                                                                                                       $  8,961,379
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.4%        Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                   $ 2,415,000     $  2,388,217
                             Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition
                             Project Area, 6.7%, 2014                                                      605,000          637,247
                             Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills
                             Redevelopment Project, "A", 5.5%, 2027                                      3,350,000        3,440,718
                             Huntington Park, CA, Public Financing Rev. Wastewater Systems
                             Project, "A", 6.2%, 2025                                                    2,000,000        2,045,160
                             La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community
                             Facilities District No. 89-1, 5.7%, 2020                                    1,500,000        1,524,720
                             Modesto, CA, Irrigation District, COP, Refunding & Capital
                             Improvements, "B", 5.3%, 2022                                               1,720,000        1,721,995
                             Modesto, CA, Public Financing Authority (John Thurman Field
                             Renovation), 6.125%, 2016                                                   1,255,000        1,295,662
                             Orange County, CA, Community Facilities District, Special Tax (Rancho
                             Santa Margarita), "A", 5.55%, 2017                                          1,000,000        1,041,270
                             Poway, CA, Community Facilities District, Special Tax (Parkway
                             Business Center), 6.5%, 2010                                                  715,000          763,677
                             Poway, CA, Community Facilities District, Special Tax (Parkway
                             Business Center), 6.75%, 2015                                                 775,000          832,621
                             Riverside County, CA, Public Financing Authority, Tax Allocation
                             Rev., "A", 5.25%, 2006 (c)                                                    892,500          917,990
                             Riverside County, CA, Public Financing Authority, Tax Allocation
                             Rev., "A", 5.25%, 2006 (c)                                                  1,655,000        1,702,267
                             Riverside County, CA, Public Financing Authority, Tax Allocation
                             Rev., "A", 5.25%, 2016                                                        572,500          587,860
                             Riverside County, CA, Public Financing Authority, Tax Allocation
                             Rev., XLCA, 5%, 2037                                                        3,000,000        3,066,600
                             Riverside County, CA, Redevelopment Agency, Tax Allocation, "A",
                             XLCA, 5%, 2037                                                              2,000,000        2,051,440
                             San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City),
                             "B", AMBAC, 5.3%, 2020                                                      1,250,000        1,334,900
                             San Jose, CA, Redevelopment Agency, Tax Allocation Redevelopment
                             Project, FGIC, 4.9%, 2033                                                   2,675,000        2,744,309
                                                                                                                       ------------
                                                                                                                       $ 28,096,653
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.2%               California County, CA, Tobacco Asset Baked L.A. County, "A", 0%, 2041     $ 2,500,000     $  1,939,350
                             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A",
                             0%, 2050                                                                    2,000,000          130,800
                             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B",
                             0%, 2055                                                                    2,000,000           69,300
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             "A-1", 6.75%, 2039                                                          2,645,000        2,974,593
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
                             "A-1", 6.25%, 2033                                                          2,935,000        3,197,389
                                                                                                                       ------------
                                                                                                                       $  8,311,432
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.7%            Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital
                             Appreciation, "A", 7.1%, 2010 (c)                                         $ 2,500,000     $  2,849,950
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Alameda Corridor Transportation Authority, California Rev., Capital
Tax - 0.6%                   Appreciation, "A", AMBAC, 0%, 2030                                        $ 8,000,000     $  2,468,240
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    California Educational Facilities Authority Rev. (Dominican
8.6%                         University), 5%, 2036                                                     $ 1,150,000     $  1,126,942
                             California Educational Facilities Authority Rev. (Fresno Pacific
                             University), "A", 6.75%, 2019                                               2,000,000        2,162,800
                             California Educational Facilities Authority Rev. (L.A. College of
                             Chiropractic), 5.6%, 2017                                                   2,100,000        2,029,524
                             California Educational Facilities Authority Rev. (Lutheran
                             University), "C", 5%, 2029                                                  2,500,000        2,524,100
                             California Educational Facilities Authority Rev. (Pomona College),
                             "B", 5.875%, 2009 (c)                                                       2,000,000        2,158,820
                             California Educational Facilities Authority Rev. (Santa Clara
                             University), "A", MBIA, 5%, 2027                                            1,340,000        1,384,300
                             California Educational Facilities Authority Rev. (University of Los
                             Angeles), "A", 5%, 2029                                                     1,500,000        1,507,785
                             California Educational Facilities Authority Rev., Pooled College &
                             University Projects, "B", 6.3%, 2007 (c)                                    1,000,000        1,045,800
                             California Educational Facilities Authority Rev., Pooled College &
                             University Projects, "B", 6.625%, 2020                                      1,000,000        1,116,980
                             California Statewide Communities, Notre Dame De Namur University,
                             6.625%, 2033                                                                1,000,000        1,021,440
                             Foothill-De Anza, CA, Community College District, Election of 1999,
                             "B", FGIC, 0%, 2025                                                         1,500,000          612,450
                             Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A",
                             5.25%, 2023                                                                 1,450,000        1,466,385
                             Santa Monica, CA, Community College District, 2002 Election, "C",
                             MBIA, 0%, 2027                                                              2,000,000          695,140
                             University of California Rev., MBIA, 5.125%, 2016 (u)                      11,410,000       11,757,663
                             University of California, COP, San Diego Campus Projects, "A",
                             5.25%, 2032                                                                 1,840,000        1,914,060
                                                                                                                       ------------
                                                                                                                       $ 32,524,189
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     California Statewide Communities Development Authority Rev., Aspire
Schools - 1.1%               Public Schools, (Oakland Project), "A", 7.25%, 2031                       $   975,000     $  1,004,309
                             California Statewide Communities, Development Authority Rev.
                             (Escondido Charter High School), 7.5%, 2036                                 1,000,000        1,059,680
                             Los Angeles, CA, COP, 5.7%, 2018                                            1,900,000        1,990,079
                                                                                                                       ------------
                                                                                                                       $  4,054,068
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         California Pollution Control Financing Authority, Pollution Control
Owned - 1.6%                 Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                      $ 3,500,000     $  3,728,165
                             Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B",
                             5%, 2027                                                                    2,500,000        2,539,600
                                                                                                                       ------------
                                                                                                                       $  6,267,765
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.0%                 Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019                      $ 1,420,000     $  1,541,481
                             Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2020                        1,160,000        1,250,178
                             Northern California Power Agency Public Power Rev., 5.85%, 2010               880,000          934,375
                             Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA,
                             5.875%, 2006 (c)                                                            5,500,000        5,642,065
                             Virgin Islands Water & Power Authority Rev., 5.5%, 2017                       800,000          815,040
                             Virgin Islands Water & Power Authority Rev., 5.3%, 2018                       250,000          249,533
                             Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013              1,000,000        1,001,240
                                                                                                                       ------------
                                                                                                                       $ 11,433,912
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        California Department of Water Resources, Central Valley Project
Revenue - 8.4%               Rev., "X", FGIC, 5%, 2029                                                 $ 2,000,000     $  2,059,160
                             California Department of Water Resources, Water Systems Rev.,
                             7%, 2012                                                                    1,090,000        1,286,320
                             California Department of Water Resources, Water Systems Rev., ETM,
                             7%, 2012 (c)                                                                  405,000          480,556
                             Castaic Lake Water Agency, California Rev., Water Systems Improvement
                             Project, AMBAC, 5.125%, 2030                                                1,725,000        1,787,980
                             Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019           1,000,000        1,075,550
                             El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC,
                             6%, 2019                                                                    1,065,000        1,175,888
                             Fairfield-Suisun, CA, Sewer District Rev., "A", MBIA, 0%, 2006              2,080,000        2,074,821
                             Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031         4,875,000        5,000,531
                             Mojave, CA, Water Agency, Improvement District (M - Morongo Basin),
                             FGIC, 5.75%, 2006 (c)                                                       2,625,000        2,701,808
                             Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)      10,000,000       11,313,500
                             West Sacramento, CA, Financing Authority Rev., Water Systems
                             Improvement Project, FGIC, 5%, 2032                                         2,750,000        2,840,530
                                                                                                                       ------------
                                                                                                                       $ 31,796,644
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $377,655,227)                                                                $398,361,756
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                             Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.05%,
                             due 4/06/06                                                               $   100,000     $    100,000
                             Orange County, CA, 3.06%, due 4/03/06                                         100,000          100,000
                             State of California, Department of Water Resources, Power Supply
                             Rev., "C-2", 3.17%, due 4/06/06                                             3,500,000        3,500,000
                             State of California, Department of Water Resources, Power Supply
                             Rev., "C-3", 3.17%, due 4/06/06                                             1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $  4,700,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $382,355,227)                                                                    $403,061,756
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (6.1)%                                                                                (23,187,467)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $379,874,289
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $9,000,000               Fixed - 3 Year                Floating - 7 day              $123,600
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           3,000,000               Fixed - 10 Year               Floating - 7 Day                63,072
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           3,000,000               Fixed - 15 Year               Floating - 7 Day                47,944
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/07/26              USD           3,000,000             Floating - 3 Month               Fixed - 20 Year               (80,725)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.268%)
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD           3,750,000             Floating - 3 Month               Fixed - 20 Year               (58,111)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
 7/11/36              USD           3,000,000              Floating - 7 day                Fixed - 30 Year               (96,827)
                                                            BMA Swap Index             BMA Swap Index (4.127%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $(1,047)
                                                                                                                         =======

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) FLORIDA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.1%
-----------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    SHARES/PAR     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.2%               Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018           $ 1,000,000     $  1,038,820
                             Hillsborough County, FL, Aviation Authority Rev. (Tampa International
                             Airport), "A", FGIC, 5.875%, 2015                                             750,000          771,630
                             Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                        1,000,000        1,078,300
                             Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                  500,000          516,310
                             Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                  500,000          509,455
                             Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                          500,000          520,980
                                                                                                                       ------------
                                                                                                                       $  4,435,495
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%             Red River Authority, TX, Pollution Control Rev. (Celanese Project),
                             6.7%, 2030                                                                $   200,000     $    211,794
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 11.6%      Commonwealth of Puerto Rico, MBIA, 5.75%, 2010 (c)(u)                     $ 2,000,000     $  2,154,480
                             Miami-Dade County, FL, Educational Facilities Authority, "A", AMBAC,
                             5.5%, 2018                                                                  1,400,000        1,492,400
                             State of Florida, 5.00%, 2017 (u)                                           6,000,000        6,288,960
                                                                                                                       ------------
                                                                                                                       $  9,935,840
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 9.3%               Florida Board of Education, Capital Outlay, 9.125%, 2014                  $ 2,600,000     $  3,190,330
                             Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)             400,000          533,648
                             Florida State Board of Education, Public Education, "J", 5%, 2032           1,000,000        1,031,690
                             Martin County, FL, School Board Certificate, MBIA, 5%, 2031                 1,090,000        1,121,610
                             Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027       1,950,000        2,066,649
                                                                                                                       ------------
                                                                                                                       $  7,943,927
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
Hospitals - 17.0%            (Baptist Health Systems, Inc.), "A", 5%, 2030                             $   500,000     $    488,215
                             Brevard County, FL, Health Facilities Rev., Health First Inc., 5%, 2034       500,000          507,065
                             Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
                             Hospital), 6.25%, 2023                                                        480,000          511,075
                             Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist
                             Health South Florida), 5%, 2029                                               535,000          552,687
                             Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                   250,000          264,812
                             Highlands County, FL, Health Facilities Authority Rev. (Adventist
                             Health Systems), 5.25%, 2013                                                  500,000          516,065
                             Hillsborough County, FL, Industrial Development Rev. (University
                             Community Hospital), MBIA, 6.5%, 2019                                       1,000,000        1,200,510
                             Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
                             Medical Research Foundation, Inc.), 6.375%, 2031                              500,000          524,985
                             Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032     1,000,000        1,036,740
                             Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems),
                             5.5%, 2032                                                                  1,000,000        1,052,600
                             Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center),
                             5.5%, 2032                                                                    750,000          770,227
                             Marion County, FL, Hospital District Rev., Refunding & Improvement,
                             Health Systems (Monroe Regional Health System), 5.5%, 2014                    500,000          522,230
                             Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                       500,000          532,250
                             Martin County, FL, Health Facilities Rev. (Martin Memorial Medical
                             Center), "B", 5.75%, 2022                                                     500,000          529,960
                             Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center),
                             "A", 6.7%, 2019                                                               250,000          274,527
                             Miami, FL, Health Facilities Authority Rev. (Catholic Health East),
                             "B", 5.25%, 2028                                                              650,000          669,266
                             New Hampshire Health & Educational Facilities Authority Rev. (Exeter
                             Hospital), 6%, 2024                                                           500,000          546,405
                             Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando
                             Regional Healthcare), 5.75%, 2012 (c)                                       1,000,000        1,107,470
                             Rhode Island Health & Education Building Rev., Hospital Financing
                             (Lifespan Obligated Group), 6.5%, 2012 (c)                                    500,000          572,580
                             South Dakota Health & Education Facilities Authority Rev. (Prairie
                             Lakes Health Care System), 5.625%, 2032                                       500,000          514,085
                             Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
                             Healthcare), 6.25%, 2020                                                      300,000          317,166
                             Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional
                             Medical Center), MBIA, 6.625%, 2013                                         1,000,000        1,011,620
                             Wisconsin Health & Educational Facilities Authority Rev. (Marshfield
                             Clinic), "A", 5.375%, 2034                                                    500,000          512,075
                                                                                                                       ------------
                                                                                                                       $ 14,534,615
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran),
Term Care - 0.3%             5.7%, 2026                                                                $   250,000     $    248,192
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%        Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
                             Healthcare Facilities), 8.875%, 2021                                      $   300,000     $    334,161
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical,
Chemicals - 0.7%             Co.), "A", 6.625%, 2033                                                   $   500,000     $    555,470
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -     California Pollution Control Financing Authority, Solid Waste Disposal
1.0%                         Rev. (Waste Management, Inc.), "B", 5%, 2027                              $   500,000     $    501,950
                             Nevada Department of Business Rev. (Republic Services, Inc.),
                             5.625%, 2026                                                                  300,000          322,803
                                                                                                                       ------------
                                                                                                                       $    824,753
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.0%                 Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025               $   150,000     $    153,413
                             Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2,
                             7.875%, 2032 (a)                                                              160,000          176,827
                             Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
                             Corp.), 5.7%, 2026                                                            500,000          523,740
                                                                                                                       ------------
                                                                                                                       $    853,980
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Delta County, MI, Economic Development Corp., Environmental
Paper - 0.7%                 Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)          $   500,000     $    565,145
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &              Palm Beach County, FL, Industrial Development Rev. (South Florida Fair
Tourism - 1.2%               Project), MBIA, 5.5%, 2020                                                $ 1,000,000     $  1,058,420
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 0.2%                 Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025     $   200,000     $    202,754
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews
Revenue - 3.3%               Place II Apartments), FSA, 5%, 2035                                       $   500,000     $    502,475
                             Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms
                             Housing Project), "A", FNMA, 4.9%, 2032                                       500,000          523,815
                             Florida Housing Finance Corp., Housing Rev. (Augustine Club
                             Apartments), "D", MBIA, 5.5%, 2020                                            500,000          520,445
                             Florida Housing Finance Corp., Housing Rev. (Crossing At University
                             Apartments), AMBAC, 5.1%, 2018                                              1,115,000        1,130,588
                             Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments
                             Project), Phase II, FSA, 4.3%, 2012                                           140,000          141,674
                                                                                                                       ------------
                                                                                                                       $  2,818,997
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 4.9%               Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                      $ 1,160,000     $  1,213,789
                             Hillsborough County, FL, Court Facilities Rev., 3%, 2006                      300,000          298,713
                             Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A",
                             MBIA, 0%, 2032                                                              2,000,000          515,800
                             Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023             1,000,000        1,045,860
                             Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034               815,000          840,363
                             Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020         250,000          255,128
                                                                                                                       ------------
                                                                                                                       $  4,169,653
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 3.5%                 Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022      $    39,000     $     39,304
                             Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031            95,000           96,019
                             Lee County, FL, Housing Finance Authority, Multi-County Program, "A",
                             GNMA, 7.2%, 2033                                                               35,000           35,429
                             Manatee County, FL, Housing Finance Mortgage Rev., Single Family,
                             Subordinated Series 3, GNMA, 5.3%, 2028                                        70,000           70,955
                             Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
                             Mortgage), "A", GNMA, 5.2%, 2031                                              485,000          492,314
                             Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022              235,000          238,133
                             Pinellas County, FL, Housing Finance Authority Rev., "A-1", GNMA,
                             4.85%, 2037                                                                 1,000,000          984,210
                             Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                             Program, "A", GNMA, 5.45%, 2034                                               595,000          611,000
                             Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                             Program, "B", GNMA, 6.2%, 2031                                                380,000          386,992
                                                                                                                       ------------
                                                                                                                       $  2,954,356
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Florida Housing Finance Corp. Rev., Homeowner Mortgage, "1", GNMA,
State - 2.7%                 4.8%, 2031                                                                $ 1,000,000     $    983,260
                             Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA,
                             5.85%, 2031                                                                   400,000          408,392
                             Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034         920,000          938,492
                                                                                                                       ------------
                                                                                                                       $  2,330,144
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%   Delaware County, PA, Industrial Development Authority, Resource
                             Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019         $   200,000     $    209,036
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
3.7%                         Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009 (c)          $ 1,000,000     $  1,074,340
                             Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                 1,000,000        1,072,100
                             St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                 1,000,000        1,040,680
                                                                                                                       ------------
                                                                                                                       $  3,187,120
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%           Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC,
                             5.25%, 2027                                                               $ 1,500,000     $  1,585,065
                             Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                130,000          135,049
                                                                                                                       ------------
                                                                                                                       $  1,720,114
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 4.1%        Arbor Greene, FL, Community Development District, 5.75%, 2006             $    46,000     $     46,000
                             Arborwood Community Development District, Florida Capital Improvement
                             Rev. (Master Infrastructure Projects), "B", 5.1%, 2014                        200,000          197,798
                             Concord Station Community Development District, FL, Capital Improvement
                             Rev., 5%, 2015                                                                185,000          183,028
                             Concorde Estates Community Development District, FL, Capital
                             Improvement Rev., "B", 5%, 2011                                               235,000          234,497
                             Durbin Crossing Community Development District, "B-1", 4.875%, 2010           250,000          249,012
                             Fishawk Community Development District II, "B", 5%, 2007                      100,000           99,567
                             Greyhawk Landing Community Development, FL, Special Assessment Rev.,
                             "B", 6.25%, 2009                                                              100,000          101,077
                             Heritage Harbour South Community, Development District, FL, Rev.,
                             Capital Improvement, "B", 5.4%, 2008                                           25,000           24,827
                             Killarney, FL, Community Development District, "B", 5.125%, 2009              165,000          164,535
                             Lakes by the Bay South Community Development District, FL, Special
                             Assessment, "B", 5.3%, 2009                                                   180,000          179,690
                             Middle Village Community Development District, FL, Special Assessment,
                             "B", 5%, 2009                                                                  95,000           94,908
                             Middle Village, FL, Community Development District Rev., "A",
                             5.8%, 2022                                                                     95,000           97,304
                             New Port Tampa Bay Community Development District, FL, Special
                             Assessment, "B", 5.3%, 2012                                                   200,000          198,724
                             North Springs Improvement District, FL, Special Assessment Rev.
                             (Parkland Golf Country Club), "B-2", 5.125%, 2015                             250,000          247,825
                             Old Palm Community Development District, FL, Special Assessment (Palm
                             Beach Gardens), "B", 5.375%, 2014                                         $   155,000     $    155,888
                             Palm Glades Community Development District, FL, Special Assessment,
                             "A", 5.3%, 2036                                                               200,000          200,732
                             Panther Trace, FL, Community Development District Rev., 5.4%, 2008             10,000            9,938
                             Panther Trace, FL, Community Development District Rev., "B", 5%, 2010         200,000          198,862
                             Parkway Center, FL, Community Development District Rev., "B",
                             5.625%, 2014                                                                  100,000          101,130
                             Renaissance Community Development, FL, "B", 6.25%, 2008                       100,000          100,687
                             Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016          250,000          250,453
                             Villa Portofino West Community Development District, FL, Special
                             Assessment, "A", 5.35%, 2036                                                  200,000          200,948
                             Watergrass Community Development District, FL, Special Assessment Rev.,
                             "B", 4.875%, 2010                                                             200,000          198,570
                                                                                                                       ------------
                                                                                                                       $  3,536,000
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                 $   250,000     $    263,573
                             South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                250,000          280,133
                                                                                                                       ------------
                                                                                                                       $    543,706
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.2%            Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027      $ 1,000,000     $  1,043,560
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico, Highway & Transportation, Railroad II R
Tax - 7.3%                   227 1, MBIA, 5.50%, 2020 (u)                                              $ 5,000,000     $  5,685,200
                             St. Johns County, FL, Rev. Transportation Improvement, AMBAC, 5%, 2027        500,000          520,255
                                                                                                                       ------------
                                                                                                                       $  6,205,455
-----------------------------------------------------------------------------------------------------------------------------------
Universities -               Florida Board Regents, Housing Rev. (University of Central Florida),
Dormitories - 3.5%           FGIC, 5.25%, 2020                                                         $ 1,185,000     $  1,270,877
                             Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                         610,000          653,401
                             Florida Finance Authority, Capital Loan Projects, "F", MBIA,
                             5.125%, 2021                                                                1,000,000        1,025,380
                                                                                                                       ------------
                                                                                                                       $  2,949,658
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
Owned - 0.5%                 "C", 6.75%, 2038                                                          $   215,000     $    241,359
                             Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
                             5.2%, 2033                                                                    200,000          206,576
                                                                                                                       ------------
                                                                                                                       $    447,935
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.1%                 Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                      $   250,000     $    261,265
                             Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC,
                             0%, 2006 (c)                                                                1,405,000          568,154
                             Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                            1,000,000        1,042,670
                             St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                           720,000          768,204
                                                                                                                       ------------
                                                                                                                       $  2,640,293
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 15.5%              Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2010 (c)               $ 1,000,000     $  1,085,640
                             Florida Community Services Corp., AMBAC, 5.5%, 2018                         1,125,000        1,209,229
                             Lee County, FL, Industrial Development Authority (Bonita Springs
                             Utilities Project), MBIA, 6.05%, 2015                                       1,000,000        1,021,970
                             Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                         1,000,000        1,059,640
                             Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028              2,000,000        2,076,240
                             Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027      1,000,000        1,035,830
                             Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                              1,500,000        1,549,155
                             Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                  1,000,000        1,039,240
                             Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                       1,000,000        1,045,060
                             Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                       940,000        1,080,088
                             Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA,
                             5%, 2024                                                                    1,000,000        1,045,060
                                                                                                                       ------------
                                                                                                                       $ 13,247,152
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $86,092,289)                                                                 $ 89,707,725
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    SHARES/PAR     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                             Burke County, GA, Development Authority Pollution Control Rev.
                             (Oglethorpe Power Corp.), "A", 3.22%, due 4/05/06                         $ 1,000,000     $  1,000,000
                             Georgia Municipal Electric Authority, 3.05%, due 4/05/06                      100,000          100,000
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06         100,000          100,000
                             Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
                             3.13%, due 4/03/06                                                            600,000          600,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $  1,800,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $87,892,289)                                                                     $ 91,507,725
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.2)%                                                                                  (6,135,606)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $ 85,372,119
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $2,000,000               Fixed - 3 Year                Floating - 7 day               $27,467
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/06/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                 5,302
                                                        BMA Swap Index (3.938%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/16/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                 3,864
                                                        BMA Swap Index (3.977%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/30/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                11,519
                                                        BMA Swap Index (3.926%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/15/18              USD           1,500,000               Fixed - 12 Year               Floating - 7 Day                 7,896
                                                        BMA Swap Index (4.019%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           1,000,000               Fixed - 15 Year               Floating - 7 Day                15,981
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD             850,000             Floating - 3 Month               Fixed - 20 Year               (13,172)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $79,881
                                                                                                                         =======

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) GEORGIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Municipal Bonds - 105.5%
-----------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    SHARES/PAR     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.7%               Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029        $   750,000     $    776,250
                             Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034          1,250,000        1,288,287
                             Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                            1,000,000        1,057,430
                             Augusta, GA, Airport Rev., "B", 5.35%, 2028                                   350,000          352,887
                                                                                                                       ------------
                                                                                                                       $  3,474,854
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 5.1%       Columbia County, GA (Courthouse Detention Center), 5.625%, 2020           $ 1,490,000     $  1,567,063
                             Gilmer County, GA, Building Authority Rev., Courthouse Project, "A",
                             XLCA, 5%, 2029                                                                500,000          520,190
                             Macon Bibb County, GA, Urban Development Rev. (Bibb County Public
                             Facilities Project), 5.5%, 2022                                             1,000,000        1,073,110
                                                                                                                       ------------
                                                                                                                       $  3,160,363
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 3.0%           Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                $ 1,000,000     $  1,083,340
                             Suwanee, GA, MBIA, 5.25%, 2032                                                750,000          786,623
                                                                                                                       ------------
                                                                                                                       $  1,869,963
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 7.6%               Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024     $575,000      $465,830
                             Forsyth County, GA, School District, 6%, 2010 (c)                             750,000          823,387
                             Fulton County, GA, School District, 6.375%, 2010                            2,000,000        2,198,880
                             Wilkes County, GA, School District, 5%, 2024                                1,115,000        1,167,951
                                                                                                                       ------------
                                                                                                                       $  4,656,048
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Athens Clarke County, GA (United Catholic Health East Issue),
Hospitals - 9.2%             5.5%, 2032                                                                $   500,000     $    522,765
                             Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical
                             Center), "A", 6%, 2017                                                        350,000          375,819
                             Chatham County, GA, Hospital Authority Rev., Hospital Improvement
                             (Memorial Health University), "A", 5.375%, 2026                               200,000          207,870
                             Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement
                             Rev., Anticipation Certificates, AMBAC, 5.25%, 2023                           750,000          803,707
                             Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
                             Center, Inc.), 5%, 2026                                                       350,000          345,978
                             Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
                             Georgia Health System, Inc.), 5.5%, 2031                                      500,000          515,900
                             Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.),
                             6.125%, 2009                                                                  280,000          279,093
                             Tift County, GA, Hospital Authority Rev., Anticipation Certificates,
                             AMBAC, 5%, 2022                                                             2,000,000        2,079,800
                             Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia
                             Medical Center Project), AMBAC, 5.25%, 2027                                   500,000          528,170
                                                                                                                       ------------
                                                                                                                       $  5,659,102
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Fulton County, GA, Residential Care Facilities (Canterbury Court), "A",
Term Care - 0.2%             6.125%, 2034                                                              $   150,000     $    150,681
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -     Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
0.9%                         (Georgia Waste Management Project), "A", 5.5%, 2016                       $   500,000     $    525,120
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Cartersville, GA, Development Authority Waste (Anheuser Busch Project),
Other - 1.6%                 5.95%, 2032                                                               $   750,000     $    813,090
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                              160,000          168,723
                                                                                                                       ------------
                                                                                                                       $    981,813
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Effingham County, GA, Development Authority, Solid Waste Disposal Rev.
Paper - 2.0%                 (Fort James), 5.625%, 2018                                                $   150,000     $    147,460
                             Savannah, GA, Economic Development Pollution (Union Camp Corp.),
                             6.15%, 2017                                                                 1,000,000        1,101,020
                                                                                                                       ------------
                                                                                                                       $  1,248,480
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         De Kalb County, GA, Housing Authority Multi-Family Housing Rev.
Revenue - 3.8%               (Castaways Apartments), "A", GNMA, 5.4%, 2029                             $   595,000     $    615,986
                             Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                    900,000          902,016
                             Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA,
                             5.625%, 2031                                                                  750,000          794,205
                                                                                                                       ------------
                                                                                                                       $  2,312,207
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 4.8%                 Georgia Housing & Finance Authority Rev., 5.5%, 2032                      $ 1,000,000     $  1,005,710
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A",
                             5.6%, 2032                                                                    675,000          687,501
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage,
                             "A-2", 4.85%, 2037                                                            500,000          488,420
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C",
                             5.1%, 2022                                                                    750,000          756,263
                                                                                                                       ------------
                                                                                                                       $  2,937,894
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -             County Commissioners of Georgia Assoc., Leasing Program, Rockdale
Other - 2.6%                 County, GA (Public Purpose Project), AMBAC, 5.625%, 2020                  $   500,000     $    534,375
                             Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose
                             Project), AMBAC, 5.9%, 2019                                                 1,000,000        1,073,540
                                                                                                                       ------------
                                                                                                                       $  1,607,915
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
3.8%                         Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)      $   500,000     $    549,165
                             College Park, GA, Bus & Industrial Development Civic Center Project,
                             "N", AMBAC, 5.25%, 2025                                                       500,000          539,055
                             De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev.,
                             5%, 2029                                                                      400,000          417,096
                             Fayette County, GA, Public Facilities Authority (Criminal Justice
                             Center Project), 6.25%, 2010 (c)                                              755,000          835,891
                                                                                                                       ------------
                                                                                                                       $  2,341,207
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.9%           Puerto Rico Convention Center, District Authority Hotel Occupancy Tax
                             Rev., "A", CIFG, 4.5%, 2036                                               $   750,000     $    730,598
                             Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018          1,000,000        1,050,330
                                                                                                                       ------------
                                                                                                                       $  1,780,928
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.5%        Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030           $   150,000     $    153,306
                             Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031             150,000          150,510
                                                                                                                       ------------
                                                                                                                       $    303,816
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.375%, 2033                                                              $   365,000     $    374,165
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
Tax - 1.1%                   5.5%, 2036                                                                $   610,000     $    652,328
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Atlanta, GA, Development Authority Rev. (Tuff Yamacraw LLC Project),
9.8%                         "A", AMBAC, 5%, 2027                                                      $   335,000     $    359,760
                             Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                     980,000        1,087,516
                             Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation
                             Funding), "A", 5%, 2031                                                       265,000          272,815
                             Fulton County, GA, Development Authority Rev. (Georgia Tech
                             Foundation), "A", 5.75%, 2017                                               1,000,000        1,089,730
                             Private Colleges & University Authority (Emory University), "A",
                             5.75%, 2009 (c)                                                             1,000,000        1,076,750
                             Private Colleges & University Authority (Emory University), "A",
                             5.75%, 2010 (c)                                                             1,000,000        1,091,280
                             Private Colleges & University Authority (Mercer University),
                             5.75%, 2021                                                                   500,000          535,400
                             Savannah, GA, Economic Development Authority Rev. (College of Art &
                             Design, Inc.), ETM, 6.2%, 2009 (c)                                            500,000          519,330
                                                                                                                       ------------
                                                                                                                       $  6,032,581
-----------------------------------------------------------------------------------------------------------------------------------
Universities -               Georgia Private College & University Authority Rev. (Mercer Housing
Dormitories - 2.6%           Corp.), "A", 6%, 2021                                                     $   500,000     $    529,275
                             Marietta, GA, Development Authority Rev., Student Housing (Southern
                             Polytech University), "A", 6.25%, 2007 (c)                                  1,000,000        1,058,240
                                                                                                                       ------------
                                                                                                                       $  1,587,515
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 5.8%                 Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020    $ 1,250,000     $  1,537,375
                             Griffin, GA, Combined Public Utility Rev., Refunding & Improvement,
                             AMBAC, 5%, 2025                                                               500,000          521,905
                             Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.),
                             "A", 6.8%, 2012                                                             1,000,000        1,136,740
                             Summerville, GA, Public Utility Rev., Refunding & Improvement,
                             5.75%, 2026                                                                   350,000          372,950
                                                                                                                       ------------
                                                                                                                       $  3,568,970
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 31.9%              Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                 $   500,000     $    514,210
                             Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)                  8,000,000        8,744,400
                             Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                           1,000,000        1,064,770
                             Clayton County, GA, Water Authority, Water & Sewer Rev.,
                             6.25%, 2010 (c)                                                             1,000,000        1,103,360
                             Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                470,000          516,314
                             De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                        1,200,000        1,257,504
                             Fairburn, GA, Utility Rev., 5.75%, 2020                                       500,000          527,990
                             Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                1,105,000        1,217,290
                             Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                     100,000          111,947
                             Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014 (c)          2,150,000        2,410,430
                             Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                       1,000,000        1,074,990
                             Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017        1,000,000        1,094,890
                                                                                                                       ------------
                                                                                                                       $ 19,638,095
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $61,483,781)                                                                 $ 64,864,045
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                             Georgia Municipal Electric Authority, 3.05%, due 4/05/06                  $   100,000     $    100,000
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             3.22%, due 4/06/06                                                            200,000          200,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $    300,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $61,783,781)                                                                     $ 65,164,045
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (6.0)%                                                                                 (3,667,632)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $ 61,496,413
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

12/01/07              USD          $1,000,000               Fixed - 3 Year                Floating - 7 day               $13,733
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/16/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                 2,576
                                                        BMA Swap Index (3.977%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/30/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                11,519
                                                        BMA Swap Index (3.926%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/15/18              USD           1,500,000               Fixed - 12 Year               Floating - 7 Day                 7,896
                                                        BMA Swap Index (4.019%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/22/18              USD           1,000,000               Fixed - 12 Year               Floating - 7 Day                19,031
                                                        BMA Swap Index (3.861%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD             600,000             Floating - 3 Month               Fixed - 20 Year                (9,298)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $66,481
                                                                                                                         =======

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) MARYLAND MUNICIPAL BOND FUND
(Not Restated)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport and Port             Maryland Transportation Authority Rev. (Baltimore/Washington
Revenue - 0.8%               International Airport), "A", AMBAC, 5%, 2027                              $ 1,000,000     $  1,035,430
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 4.1%       Baltimore, MD, "B", 7.15%, 2009                                           $ 2,120,000     $  2,350,910
                             Baltimore, MD, Public Improvement, "A", MBIA, 7%, 2009                      1,000,000        1,110,980
                             Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                    2,000,000        2,114,600
                                                                                                                       ------------
                                                                                                                       $  5,576,490
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 14.1%          Howard County, MD, "B", 0%, 2008                                          $ 1,000,000     $    914,320
                             Howard County, MD, Consolidated Public Improvement, "A",
                             5.5%, 2008 (c)                                                              1,000,000        1,043,770
                             Howard County, MD, Consolidated Public Improvement, "A",
                             5.5%, 2008 (c)                                                              2,000,000        2,087,540
                             Prince George's County, MD, 0%, 2007                                        5,110,000        4,887,255
                             Prince George's County, MD, Consolidated Public Improvement, "A",
                             5%, 2023                                                                    2,000,000        2,112,420
                             Prince George's County, MD, Unrefunded Balance, Public Improvement,
                             FSA, 5.375%, 2015                                                              80,000           85,322
                             Puerto Rico Municipal Finance Agency, Rites, FSA, 7.101%, 2019 (v)(z)       1,000,000        1,135,640
                             Washington Suburban Sanitation District, General Construction Rev.,
                             5%, 2027                                                                      930,000          973,766
                             Washington Suburban Sanitation District, General Construction Rev.,
                             5%, 2028                                                                      980,000        1,024,619
                             Washington Suburban Sanitation District, General Construction Rev.,
                             5%, 2029                                                                    1,025,000        1,070,090
                             Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                  1,620,000        1,748,255
                             Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                  2,030,000        2,190,715
                                                                                                                       ------------
                                                                                                                       $ 19,273,712
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Maryland Health & Higher Educational Facilities Authority Rev.
Hospitals - 19.9%            (Peninsula Regional Medical Center), 5%, 2036                             $ 1,000,000     $  1,018,390
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Adventist Healthcare), "A", 5.75%, 2025                                    1,000,000        1,052,800
                             Maryland Health & Higher Educational Facilities Authority Rev. (Anne
                             Arundel Health Systems), "A", FSA, 5%, 2023                                 1,000,000        1,044,540
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Calvert Health Systems), 5.5%, 2039                                        1,000,000        1,048,480
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Carroll County General Hospital), 6%, 2037                                 1,000,000        1,058,430
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Doctors Community Hospital), 5.5%, 2024                                    1,000,000        1,001,800
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Frederick Memorial Hospital), 5.125%, 2035                                 1,000,000        1,007,620
                             Maryland Health & Higher Educational Facilities Authority Rev. (Good
                             Samaritan Hospital), ETM, 5.7%, 2009 (c)                                    1,085,000        1,133,706
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins Hospital), 5%, 2021                                                   750,000          772,440
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins Medical Institutions), "A", 5%, 2037                                  750,000          763,140
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Lifebridge Health), "A", 5.125%, 2034                                      1,000,000        1,018,420
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Medlantic/Helix Issue), "B", AMBAC, 5.25%, 2038                            1,500,000        1,668,660
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Medstar Health), 5.5%, 2033                                                  800,000          829,224
                             Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                             Medical Center), FSA, 5.625%, 2017                                          1,800,000        1,843,650
                             Maryland Health & Higher Educational Facilities Authority Rev. (North
                             Arundel Hospital), 6.5%, 2010 (c)                                             500,000          557,455
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Suburban Hospital), "A", 5.5%, 2016                                        1,000,000        1,077,410
                             Maryland Health & Higher Educational Facilities Authority Rev. (Union
                             Hospital of Cecil County Issue), 5.625%, 2032                               1,000,000        1,045,590
                             Maryland Health & Higher Educational Facilities Authority Rev. (Union
                             Hospital of Cecil County Issue), 5%, 2035                                     500,000          506,980
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (University of Maryland Medical Systems), 6.625%, 2010 (c)                  1,000,000        1,106,890
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (University of Maryland Medical Systems), "B", AMBAC, 5%, 2024              1,000,000        1,048,160
                             Maryland Health & Higher Educational Facilities Authority Rev. (Upper
                             Chesapeake Hospital), "A", FSA, 5.5%, 2020                                  2,000,000        2,078,040
                             Maryland Health & Higher Educational Facilities Rev. (Helix Health
                             Issue), AMBAC, ETM, 5%, 2027 (c)                                            1,000,000        1,062,920
                             Maryland Industrial Development Authority, Economic Development Rev.,
                             RIBS, FSA, 8.36%, 2022 (p)                                                  1,400,000        1,776,180
                             Maryland State Health & Higher Educational Facilities Authority Rev.
                             (Catholic Health), "A", 6%, 2020                                              245,000          269,904
                             Maryland State Health & Higher Educational Facilities Authority Rev.
                             (Catholic Health), "A", ETM, 6%, 2020 (c)                                     755,000          820,723
                             Montgomery County, MD, Economic Development (Trinity Healthcare
                             Group), 5.125%, 2022                                                          500,000          517,945
                                                                                                                       ------------
                                                                                                                       $ 27,129,497
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Maryland Health & Higher Educational Facilities Authority Rev.
Term Care - 1.1%             (Bradford Oaks Nursing & Rehabilitation Center), 6.375%, 2027             $ 1,000,000     $  1,004,230
                             Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                             Ridge), "A", 6%, 2035                                                         150,000          155,106
                             Westminster, MD, Economic Development Rev. (Carroll Lutheran
                             Village), "A", 6.25%, 2034                                                    400,000          410,968
                                                                                                                       ------------
                                                                                                                       $  1,570,304
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B",
Chemicals - 1.2%             6.5%, 2011                                                                $ 1,500,000     $  1,587,675
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -     Northeast Maryland Waste Disposal Authority Resources Recovery Rev.
0.5%                         (Baltimore Resco Retrofit Project), 5%, 2012                              $   690,000     $    703,848
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                 (Hovensa Refinery), 5.875%, 2022                                          $   375,000     $    395,445
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &              Maryland Industrial Development Authority Economic Development
Tourism - 0.8%               (Baltimore Aquarium Project), 5.2%, 2026                                  $ 1,000,000     $  1,042,880
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 4.4%                 Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039       $ 1,000,000     $  1,066,010
                             Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                300,000          310,464
                             Harford County MD, Economic Development Rev. (Battelle Memorial
                             Institute Project), 5.25%, 2034                                             1,600,000        1,669,952
                             Maryland Industrial Authority Economic Development Rev. (YMCA
                             Baltimore), 8%, 2006 (c)                                                    2,825,000        2,920,937
                                                                                                                       ------------
                                                                                                                       $  5,967,363
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 4.3%               Baltimore, MD, City Housing Corp. Rev., "A", FHA, 7.25%, 2023             $ 1,040,000     $  1,041,830
                             Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                      420,000          418,669
                             Maryland Community Development Administration (Waters Landing II
                             Apartments), "A", GNMA, 5.875%, 2033                                        1,500,000        1,570,275
                             Maryland Community Development Administration, "A", 5%, 2034                  910,000          911,665
                             Maryland Community Development Administration, "A", 5.1%, 2044                970,000          972,386
                             Maryland Community Development Administration, "D", 5%, 2032                1,000,000          997,020
                                                                                                                       ------------
                                                                                                                       $  5,911,845
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 1.1%               Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins Medical Institutions), AMBAC, 5%, 2034                            $ 1,500,000     $  1,554,195
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Prince George's County, MD, Housing Single Family Collateral, "A",
Local - 0.3%                 7.4%, 2032                                                                $    40,000     $     40,204
                             Prince George's County, MD, Housing Single Family Collateral, "A",
                             GNMA, 5.6%, 2034                                                               85,000           85,811
                             Prince George's County, MD, Housing Single Family, "A", GNMA,
                             5.375%, 2018                                                                  240,000          244,598
                                                                                                                       ------------
                                                                                                                       $    370,613
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Maryland Community Development Administration Housing, "A",
State - 3.3%                 5.875%, 2016                                                              $ 1,155,000     $  1,184,568
                             Maryland Community Development Administration Residential, "B",
                             4.75%, 2019                                                                   785,000          787,261
                             Maryland Community Development Administration Single Family Program,
                             First Series, 5.15%, 2018                                                   2,000,000        2,024,520
                             Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage
                             Backed Securities, "A", 4.75%, 2023                                           180,000          180,254
                             Puerto Rico Housing Finance Authority Mortgage Backed Securities,
                             "A", 4.375%, 2017                                                             305,000          299,385
                                                                                                                       ------------
                                                                                                                       $  4,475,988
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%   Northeast Maryland Waste Disposal Authority Solid Waste Rev.,
                             6%, 2006                                                                  $ 1,100,000     $  1,105,126
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 4.2%                 Howard County, MD, COP, 8%, 2019                                          $   805,000     $  1,115,295
                             Howard County, MD, COP, 8%, 2019                                              385,000          533,402
                             Howard County, MD, COP, 8%, 2019                                              680,000          942,113
                             Howard County, MD, COP, 8.15%, 2021                                           450,000          640,004
                             Prince George's County, MD, COP, "A", MBIA, 0%, 2006                        2,490,000        2,469,532
                                                                                                                       ------------
                                                                                                                       $  5,700,346
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -     Maryland Stadium Authority, Lease Rev. (Convention Center Expansion),
4.5%                         AMBAC, 5.875%, 2012                                                       $ 1,000,000     $  1,011,290
                             Prince George's County, MD, Lease Development Authority Rev., MBIA,
                             0%, 2009                                                                    1,500,000        1,321,230
                             Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E",
                             5.7%, 2010 (c)                                                              1,235,000        1,323,574
                             Puerto Rico Public Finance Corp., Rites, AMBAC, 6.826%, 2013 (v)(z)           500,000          591,270
                             Puerto Rico Public Finance Corp., Rited, AMBAC, 6.826%, 2016 (v)(z)         1,520,000        1,844,490
                                                                                                                       ------------
                                                                                                                       $  6,091,854
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%           Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022             $ 1,000,000     $  1,036,310
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,000,000        1,053,060
                                                                                                                       ------------
                                                                                                                       $  2,089,370
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.6%        Anne Arundel County, MD, Special Obligations (Arundel Mills Project),
                             5.125%, 2029                                                              $ 1,555,000     $  1,639,794
                             Prince George's County, MD, Special Obligations (National Harbor
                             Project), 5.2%, 2034                                                          500,000          498,710
                                                                                                                       ------------
                                                                                                                       $  2,138,504
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.375%, 2033                                                              $   235,000     $    240,901
                             Guam Economic Development Authority Tobacco Settlement, "B",
                             5.5%, 2041                                                                    400,000          408,220
                             Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                   235,000          236,781
                                                                                                                       ------------
                                                                                                                       $    885,902
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Annapolis, MD, Economic Development Rev. (St. John's College),
14.2%                        5.5%, 2018                                                                $   750,000     $    771,735
                             Anne Arundel County, MD, Economic Development (Community College
                             Project), 5.25%, 2028                                                       1,600,000        1,691,168
                             Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
                             College), "A", 5.7%, 2020                                                     850,000          880,039
                             Maryland Health & Higher Education (College Of Art), 5%, 2030                 750,000          758,888
                             Maryland Health & Higher Education (Loyola College), "A", 5%, 2040          1,000,000        1,012,050
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Goucher College), 5.375%, 2025                                               500,000          530,155
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins University), 5.625%, 2027                                           1,400,000        1,446,536
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins University), "A", 5%, 2032                                          2,000,000        2,066,920
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Loyola College), "A", MBIA, 5.5%, 2006 (c)                                 3,000,000        3,089,280
                             Montgomery County, MD, Rev. Authority (College Arts Center Project),
                             "A", 5%, 2027                                                               1,950,000        2,030,750
                             Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006 (c)         1,135,000        1,125,591
                             Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008 (c)         1,400,000        1,289,106
                             Morgan State University, MD, Academic, MBIA, 6.05%, 2015                    1,500,000        1,676,100
                             Westminster, MD, Educational Facilities Rev. (McDaniel College),
                             5.5%, 2032                                                                  1,000,000        1,038,630
                                                                                                                       ------------
                                                                                                                       $ 19,406,948
-----------------------------------------------------------------------------------------------------------------------------------
Universities -               Maryland Economic Development Corp. (Morgan State University
Dormitories - 3.7%           Project), "A", 6%, 2034                                                   $ 1,000,000     $  1,037,550
                             Maryland Economic Development Corp. (University of Maryland College
                             Park Project), AMBAC, 5%, 2019                                              1,850,000        1,928,551
                             Maryland Economic Development Corp., Collegiate Housing (Salisbury),
                             "A", 6%, 2019                                                               1,000,000        1,041,910
                             Maryland Economic Development Corp., Collegiate Housing Rev. (Towson
                             University), "A", 5.75%, 2029                                               1,000,000        1,008,950
                                                                                                                       ------------
                                                                                                                       $  5,016,961
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     Maryland Industrial Development Financing Authority, Economic
Schools - 0.3%               Development Authority Rev., (Our Lady of Good Council), "A", 6%, 2035     $   400,000     $    424,272
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.6%                 Guam Power Authority Rev., Rites, AMBAC, 6.565%, 2015 (v)(z)              $ 1,680,000     $  1,875,149
                             Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024               1,500,000        1,566,690
                             Puerto Rico Electric Power Authority Rev., RITES, FSA,
                             6.559%, 2015 (v)(z)                                                         1,400,000        1,497,244
                                                                                                                       ------------
                                                                                                                       $  4,939,083
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC,
Revenue - 5.4%               5.125%, 2032                                                              $ 1,000,000     $  1,044,100
                             Baltimore, MD, Rev., LEVRRS, MBIA, 7.9%, 2020 (p)                           3,000,000        3,752,880
                             Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020              2,000,000        2,250,960
                             Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)            250,000          277,590
                                                                                                                       ------------
                                                                                                                       $  7,325,530
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $129,207,028)                                                                $131,719,181
-----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev.
                             (Presbyterian University Hospital), "A", 3.22%, due 4/06/06               $   300,000     $    300,000
                             Allegheny County, PA, Hospital Development Authority Rev.
                             (Presbyterian University Hospital), "B", 3.22%, due 4/06/06                   400,000          400,000
                             Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.16%,
                             due 4/06/06                                                                   100,000          100,000

-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $    800,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $125,232,764)                                                                    $132,519,181
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (2.8)%                                                                                  3,798,079
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS  - 100.0%                                                                                                 $136,317,260
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $3,000,000               Fixed - 3 Year                Floating - 7 Day               $41,200
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/16/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                 3,864
                                                        BMA Swap Index (3.977%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/30/16              USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                11,519
                                                        BMA Swap Index (3.926%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/22/18              USD           2,000,000               Fixed - 12 Year               Floating - 7 Day                38,062
                                                        BMA Swap Index (3.861%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           1,000,000               Fixed - 15 Year                Floating -7 Day                15,981
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD           1,250,000             Floating - 3 Month               Fixed - 20 Year               (19,370)
                                                           LIBOR Swap Index           LIBOR Swap Index (5.363%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $112,280
                                                                                                                        ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.7%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 4.3%               Massachusetts Port Authority Rev., 6.125%, 2010 (c)                       $ 1,460,000     $  1,594,130
                             Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                     2,000,000        2,056,480
                             Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                   1,275,000        1,335,257
                             Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                      3,000,000        3,071,100
                             Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                        1,000,000        1,087,550
                             Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                         660,000          889,786
                                                                                                                       ------------
                                                                                                                       $ 10,034,303
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 13.4%      Boston, MA, "A", 5.75%, 2010 (c)                                          $ 3,645,000     $  3,912,871
                             Brookline, MA, 5.375%, 2019                                                 1,800,000        1,938,906
                             Commonwealth of Massachusetts, 5.875%, 2009 (c)                             1,000,000        1,076,120
                             Commonwealth of Massachusetts, "B", 5.25%, 2028                             2,500,000        2,792,375
                             Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009 (c)                      1,150,000        1,224,865
                             Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                      1,640,000        1,759,703
                             Lynn, MA, AMBAC, 5.125%, 2018                                               3,690,000        3,864,426
                             Middleborough, MA, FGIC, 5.6%, 2010 (c)                                        75,000           80,712
                             Salisbury, MA, MBIA, 5.25%, 2031                                            2,790,000        2,975,033
                             State of Massachusetts, Consolidated Loan, "A", 6%, 2010 (c)                3,000,000        3,261,900
                             State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010 (c)             1,000,000        1,079,440
                             State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010 (c)             1,500,000        1,622,235
                             Sutton, MA, MBIA, 5.5%, 2017                                                1,000,000        1,069,060
                             Sutton, MA, MBIA, 5.5%, 2019                                                1,000,000        1,066,000
                             Westford, MA, FGIC, 5.25%, 2020                                             2,250,000        2,395,080
                             Weymouth, MA, MBIA, 5.375%, 2020                                            1,250,000        1,331,375
                                                                                                                       ------------
                                                                                                                       $ 31,450,101
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 7.5%           Massachusetts Bay Transportation Authority, 6.20%, 2016 (u)               $ 9,670,000     $ 11,028,828
                             Massachusetts Bay Transportation Authority, Unrefunded Balance, "A",
                             5.75%, 2018                                                                   320,000          343,939
                             Maynard, MA, MBIA, 5.5%, 2021                                               1,000,000        1,089,480
                             Springfield, MA, FSA, 6.25%, 2009 (c)                                       1,600,000        1,749,216
                             Worcester, MA, "A", FSA, 6%, 2016                                           2,955,000        3,233,863
                                                                                                                       ------------
                                                                                                                       $ 17,445,326
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 6.8%               Belmont, MA, 5%, 2015                                                     $ 2,165,000     $  2,195,569
                             Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2015 (u)        2,730,000        2,983,617
                             Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2016 (u)        2,860,000        3,136,619
                             Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2018 (u)        3,130,000        3,453,517
                             Narragansett, MA, Regional School District, AMBAC, 6%, 2019                 1,720,000        1,877,414
                             Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)            2,000,000        2,149,900
                                                                                                                       ------------
                                                                                                                       $ 15,796,636
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Massachusetts Development Finance Agency, Massachusetts Biomedical
Hospitals - 10.9%            Research, "C", 6.375%, 2016                                               $    50,000     $     54,672
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Baystate Medical Center), "F", 5.75%, 2033                                 2,000,000        2,103,420
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Berkshire Health Systems), 6.25%, 2031                                     1,350,000        1,431,756
                             Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                             Christi), 6.5%, 2012                                                          500,000          541,735
                             Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                             Christi), "B", 6.25%, 2022                                                     20,000           21,493
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Catholic Health East Issue), 5.5%, 2032                                    1,575,000        1,646,710
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Covenant Health Systems, Inc.), 6.5%, 2017                                    75,000           83,288
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Covenant Health Systems, Inc.), 6%, 2031                                   1,000,000        1,080,680
                             Massachusetts Health & Educational Facilities Authority Rev. (Jordan
                             Hospital), 5.25%, 2018                                                      1,330,000        1,325,465
                             Massachusetts Health & Educational Facilities Authority Rev. (Milford
                             Whitinsville Hospital), 6.35%, 2032                                            50,000           52,946
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Milford-Whitinsville Regional Hospital), "C", 5.25%, 2018                  1,500,000        1,483,845
                             Massachusetts Health & Educational Facilities Authority Rev. (Milton
                             Hospital), "C", 5.5%, 2016                                                    800,000          817,280
                             Massachusetts Health & Educational Facilities Authority Rev. (New
                             England Medical Center Hospital), "H", FGIC, 5.375%, 2018                   1,000,000        1,072,730
                             Massachusetts Health & Educational Facilities Authority Rev. (New
                             England Medical Center Hospital), "H", FGIC, 5.375%, 2019                     815,000          873,819
                             Massachusetts Health & Educational Facilities Authority Rev. (New
                             England Medical Center Hospital), "H", FGIC, 5%, 2025                       1,135,000        1,174,782
                             Massachusetts Health & Educational Facilities Authority Rev. (Newton
                             Wellesley Hospital), "G", MBIA, 6.125%, 2015                                1,000,000        1,047,890
                             Massachusetts Health & Educational Facilities Authority Rev. (North
                             Adams Regional Hospital), "C", 6.625%, 2018                                   475,000          485,811
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Partners Healthcare Systems), 5.75%, 2021                                    100,000          109,053
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Partners Healthcare Systems), "A", MBIA, 5.375%, 2018                      2,000,000        2,057,480
                             Massachusetts Health & Educational Facilities Authority Rev. (South
                             Shore Hospital), "F", 5.625%, 2019                                          2,000,000        2,110,280
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts Memorial Hospital), 6.5%, 2021                 1,000,000        1,095,260
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "D", 5%, 2033                                  500,000          493,370
                             Massachusetts Industrial Finance Agency Rev., Capital Appreciation
                             (Mass Biomedical Research), "A", 0%, 2010                                   5,300,000        4,409,759
                                                                                                                       ------------
                                                                                                                       $ 25,573,524
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Boston, MA, Industrial Development Finance Authority, Alzheimer's
Term Care - 0.3%             Center Project, FHA, 5.5%, 2012                                           $   140,000     $    140,189
                             Massachusetts Development Finance Agency Rev., First Mortgage,
                             (Loomis Communities Project), "A", 6.9%, 2032                                 530,000          569,697
                                                                                                                       ------------
                                                                                                                       $    709,886
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%        Massachusetts Health & Educational Facilities Authority Rev.
                             (Learning Center for Deaf Children), 6.1%, 2019                           $ 1,000,000     $  1,016,200
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Airlines - 1.4%              Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016      $ 1,900,000     $  2,000,339
                             Massachusetts Port Authority Rev., Special Facilities (U.S. Airways),
                             "A", MBIA, 5.625%, 2011                                                     1,140,000        1,170,529
                                                                                                                       ------------
                                                                                                                       $  3,170,868
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Massachusetts Development Finance Agency Rev. (Waste Management,
Environmental Services -     Inc.), 5.5%, 2027                                                         $   750,000     $    797,138
0.8%                         Massachusetts Development Finance Agency Rev., Resource Recovery Rev.
                             (Waste Management, Inc.), 6.9%, 2029                                        1,000,000        1,089,130
                                                                                                                       ------------
                                                                                                                       $  1,886,268
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Massachusetts Development Finance Agency, Resource Recovery Rev.
Other - 2.0%                 (Flour Corp.), 5.625%, 2019                                               $ 1,675,000     $  1,747,427
                             Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
                             5.6%, 2017                                                                  2,100,000        2,179,443
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                              595,000          627,439
                                                                                                                       ------------
                                                                                                                       $  4,554,309
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.7%                 Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                    $   785,000     $    814,523
                             Massachusetts Development Finance Agency Rev. (WGBH Educational
                             Foundation), "A", AMBAC, 5.375%, 2042 (c)                                   3,000,000        3,156,030
                                                                                                                       ------------
                                                                                                                       $  3,970,553
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Massachusetts Development Finance Agency (Morville House Apartments),
Revenue - 4.8%               "A", LOC, 4.95%, 2023                                                     $ 2,500,000     $  2,475,400
                             Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea
                             Homes), "I-A", 5%, 2024                                                     1,185,000        1,173,553
                             Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                  720,000          729,288
                             Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                    1,240,000        1,256,294
                             Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                  1,565,000        1,578,428
                             Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                  1,445,000        1,456,921
                             Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A",
                             AMBAC, 5.7%, 2020                                                           1,475,000        1,502,391
                             Massachusetts Housing Finance Agency, Rev., "E", 5%, 2028                   1,000,000          991,900
                                                                                                                       ------------
                                                                                                                       $ 11,164,175
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.6%               Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking
                             Garage), "A", 6%, 2009 (c)                                                $   450,000     $    490,005
                             Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking
                             Garage), "A", 6%, 2009 (c)                                                    500,000          544,450
                             Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking
                             Garage), "A", 6%, 2009 (c)                                                    250,000          272,225
                                                                                                                       ------------
                                                                                                                       $  1,306,680
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Massachusetts Bay Transportation Authority, Sales Tax Rev.,
Revenue - 1.6%               "A", 5%, 2012 (c)                                                         $ 2,020,000     $  2,147,623
                             Route 3 North Transportation Improvement Associates, MBIA,
                             5.625%, 2010 (c)                                                            1,500,000        1,610,535
                                                                                                                       ------------
                                                                                                                       $  3,758,158
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Massachusetts Housing Finance Agency, Single Family Housing Rev.,
State - 2.4%                 "102", 5%, 2029                                                           $ 1,500,000     $  1,503,270
                             Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                             "118", 4.75%, 2030                                                          1,500,000        1,461,630
                             Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                             "91", 5.5%, 2031                                                              660,000          664,719
                             Massachusetts Housing Finance Agency, Single Family, "122",
                             4.85%, 2031                                                                 2,000,000        1,995,220
                                                                                                                       ------------
                                                                                                                       $  5,624,839
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%   Massachusetts Development Finance Agency Rev. (Ogden Haverhill
                             Associates), 6.7%, 2014                                                   $   600,000     $    655,470
                             Massachusetts Industrial Finance Agency, Resource Recovery Rev.
                             (Ogden Haverhill Associates), 5.5%, 2013                                       25,000           26,113
                             Massachusetts Industrial Finance Agency, Resource Recovery Rev.
                             (Ogden Haverhill Associates), 5.6%, 2019                                    1,925,000        1,990,123
                                                                                                                       ------------
                                                                                                                       $  2,671,706
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -             Massachusetts Development Finance Agency Rev., Visual & Performing
Other - 0.6%                 Arts Project, 6%, 2015                                                    $ 1,235,000     $  1,406,986
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
3.7%                         Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                 $ 5,000,000     $  5,533,700
                             University of Massachusetts, Building Authority Project, "1", AMBAC,
                             5.25%, 2023                                                                 1,500,000        1,604,220
                             University of Massachusetts, Building Authority Project, "B", AMBAC,
                             5.5%, 2018                                                                  1,400,000        1,504,454
                                                                                                                       ------------
                                                                                                                       $  8,642,374
-----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.7%  Massachusetts Educational Financing Authority, Education Loan Rev.,
                             "E", AMBAC, 5%, 2015                                                      $    90,000     $     91,383
                             Massachusetts Educational Financing Authority, Education Loan Rev.,
                             "Issue E", AMBAC, 5.3%, 2016                                                1,490,000        1,513,021
                             Massachusetts Educational Financing Authority, Education Loan Rev.,
                             "Issue G", "A", MBIA, 6.05%, 2017                                              60,000           61,114
                                                                                                                       ------------
                                                                                                                       $  1,665,518
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.9%           Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022             $ 2,950,000     $  3,057,115
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,420,000        1,495,345
                                                                                                                       ------------
                                                                                                                       $  4,552,460
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 3.5%        Massachusetts Bay Transportation Authority Assessment, "A",
                             5.25%, 2030                                                               $   615,000     $    641,980
                             Massachusetts Bay Transportation Authority Assessment, "A",
                             5.75%, 2010 (c)                                                             3,460,000        3,734,274
                             Massachusetts Bay Transportation Authority, "A", 5%, 2014 (c)               3,500,000        3,748,465
                                                                                                                       ------------
                                                                                                                       $  8,124,719
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.375%, 2033                                                              $   675,000     $    691,949
                             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                             5.5%, 2039                                                                    400,000          410,744
                             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A",
                             0%, 2050                                                                    2,000,000          130,800
                                                                                                                       ------------
                                                                                                                       $  1,233,493
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Massachusetts College Building Authority Project Rev., "A", MBIA,
20.0%                        5.625%, 2009 (c)                                                          $ 1,650,000     $  1,759,610
                             Massachusetts College Building Authority Project Rev., "A", XLCA,
                             5.25%, 2023                                                                 1,000,000        1,060,500
                             Massachusetts Development Finance Agency Rev. (Boston University),
                             XLCA, 6%, 2059                                                              1,500,000        1,781,820
                             Massachusetts Development Finance Agency Rev. (Hampshire College),
                             5.7%, 2034                                                                  1,000,000        1,047,930
                             Massachusetts Development Finance Agency Rev. (Massachusetts College
                             of Pharmacy), 6.625%, 2010 (c)                                                 50,000           55,551
                             Massachusetts Development Finance Agency Rev. (Massachusetts College
                             of Pharmacy), "C", 5.75%, 2033                                              1,000,000        1,055,580
                             Massachusetts Development Finance Agency Rev. (Mount Holyoke
                             College), 5.125%, 2021                                                      1,000,000        1,051,670
                             Massachusetts Development Finance Agency Rev. (Suffolk University),
                             5.75%, 2009 (c)                                                             1,000,000        1,069,270
                             Massachusetts Development Finance Agency Rev. (Suffolk University),
                             5.85%, 2009 (c)                                                             1,000,000        1,072,290
                             Massachusetts Development Finance Agency Rev. (Western New England
                             College), 6.125%, 2032                                                      1,115,000        1,264,243
                             Massachusetts Development Finance Agency Rev., (Olin College), "B",
                             XLCA, 5.25%, 2033                                                           3,000,000        3,158,310
                             Massachusetts Development Finance Agency Rev., Higher Education
                             (Smith College), 5.5%, 2010 (c)                                             1,210,000        1,304,513
                             Massachusetts Development Finance Agency, (Clark University), "N",
                             XLCA, 5.125%, 2025                                                          1,500,000        1,576,485
                             Massachusetts Health & Educational Authority Rev. (University of
                             Massachusetts), "A", FGIC, 5.625%, 2010 (c)                                 2,170,000        2,354,081
                             Massachusetts Health & Educational Facilities Authority Rev. (Boston
                             College), "K", 5.25%, 2023                                                  4,350,000        4,354,959
                             Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                             College), "D", AMBAC, 6.05%, 2010 (c)                                       1,745,000        1,927,213
                             Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                             College), "F", FGIC, 5%, 2023                                                 500,000          524,160
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts Worcester Campus), "B", FGIC,
                             5.125%, 2019                                                                1,780,000        1,879,591
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "A", FGIC, 5.75%, 2010 (c)                   2,395,000        2,610,430
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "A", FGIC, 5.85%, 2010 (c)                   1,200,000        1,312,860
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "C", MBIA, 5.25%, 2031                       3,000,000        3,175,530
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "D", FGIC, 5%, 2029                          1,500,000        1,556,715
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Wellesley College), "H", 5%, 2033                                          1,000,000        1,031,150
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Wheelock College), "B", MBIA, 5.5%, 2021                                   3,275,000        3,484,698
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (Williams College), "H", 5%, 2028                                           1,000,000        1,038,670
                             Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                             "C", MBIA, 0%, 2009                                                         1,000,000          870,350
                             Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                             "C", MBIA, 0%, 2010                                                         1,000,000          831,620
                             Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                             "C", MBIA, 0%, 2011                                                           500,000          397,790
                             Massachusetts State College Building Authority Project Rev., "A",
                             XLCA, 5%, 2043                                                              2,110,000        2,155,281
                                                                                                                       ------------
                                                                                                                       $ 46,762,870
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary      Massachusetts Development Finance Agency Rev. (Deerfield Academy),
Schools - 4.6%               "A", 5%, 2028                                                             $ 1,000,000     $  1,037,590
                             Massachusetts Development Finance Agency Rev. (Williston Northampton
                             School), 6.5%, 2008 (c)                                                     1,300,000        1,410,487
                             Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                             School), 5.55%, 2019                                                        1,000,000        1,044,820
                             Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                             School), 5.65%, 2029                                                        1,000,000        1,035,840
                             Massachusetts Development Finance Agency Rev., Middlesex School
                             Education Project, 5.125%, 2023                                               500,000          528,505
                             Massachusetts Industrial Finance Agency Rev. (Belmont Hill School),
                             5.625%, 2020                                                                1,150,000        1,205,568
                             Massachusetts Industrial Finance Agency Rev. (Concord Academy),
                             5.5%, 2027                                                                  2,000,000        2,078,360
                             Massachusetts Industrial Finance Agency Rev. (Dana Hall School),
                             5.9%, 2007 (c)                                                              1,340,000        1,401,734
                             Massachusetts Industrial Finance Agency Rev. (Tabor Academy),
                             5.4%, 2018                                                                  1,000,000        1,051,330
                                                                                                                       ------------
                                                                                                                       $ 10,794,234
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Massachusetts Development Finance Agency Dominion Energy Brayton
Owned - 0.9%                 Point, 5%, 2036                                                           $ 2,000,000     $  2,013,760
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal        Massachusetts Development Finance Agency Rev. (Devens Electric
Owned - 0.3%                 Systems), 5.625%, 2016                                                    $   725,000     $    766,934
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.0%               Massachusetts State Water Authority General, "A", MBIA, 5%, 2028          $   800,000     $    838,024
                             Massachusetts State Water Pollution Abatement Trust, (Pool Program
                             Bonds), "10", 5%, 2029                                                      1,000,000        1,039,960
                             Massachusetts State Water Pollution Abatement Trust, MWRA Program,
                             "A", 5%, 2032                                                               1,510,000        1,556,070
                             Massachusetts State Water Resources Authority, "B", MBIA, 5%, 2035          1,000,000        1,039,410
                             Massachusetts Water Pollution Abatement Trust (Pool Program Bonds),
                             "10", 5%, 2034                                                              1,000,000        1,035,030
                             Massachusetts Water Pollution Abatement Trust, Series "5",
                             5.75%, 2009 (c)                                                               975,000        1,047,101
                             Massachusetts Water Pollution Abatement Trust, Unrefunded Balance,
                             Series "5", 5.75%, 2017                                                        25,000           26,695
                             Massachusetts Water Resources Authority, "A", FGIC, 6%, 2010 (c)            1,000,000        1,097,040
                             Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023          500,000          520,290
                             Massachusetts Water Resources Authority, FGIC, 6.5%, 2019 (u)               8,020,000        9,532,011
                             Springfield, MA, Street & Sewer Commission, General, "A", AMBAC,
                             5%, 2021                                                                    1,000,000        1,051,860
                                                                                                                       ------------
                                                                                                                       $ 18,783,491
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $230,143,959)                                                                $244,880,371
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             3.22%, due 4/06/06                                                        $   650,000     $    650,000
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06         200,000          200,000
                             Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.16%,
                             due 4/06/06                                                                   700,000          700,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                 $  1,550,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $231,693,959)                                                                    $246,430,371
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities  - (5.4)%                                                                                (12,514,742)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $233,915,629
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                    AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
12/01/07              USD          $5,000,000               Fixed - 3 Year                 Floating - Day                $68,667
                                                        BMA Swap Index (2.795%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/06/16              USD           2,000,000               Fixed - 10 Year               Floating - 7 Day                10,603
                                                        BMA Swap Index (3.938%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/16/16              USD           3,000,000               Fixed - 10 Year               Floating - 7 Day                 7,728
                                                        BMA Swap Index (3.977%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 7/13/16              USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                        BMA Swap Index (3.742%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 6/15/18              USD           5,000,000               Fixed - 12 Year               Floating - 7 Day                26,319
                                                        BMA Swap Index (4.019%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 8/02/21              USD           2,000,000               Fixed - 15 Year               Floating - 7 Day                31,962
                                                        BMA Swap Index (4.011%)            BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
 9/13/26              USD           2,250,000             Floating - 3 Month               Fixed - 20 Year               (34,867)
                                                       LIBOR Swap Index (4.900%)          LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $131,436
                                                                                                                        ========

At March 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA             Bond Market Assn.
COP             Certificate of Participation
ETM             Escrowed to Maturity
LIBOR           London Interbank Offered Rate
LOC             Letter of Credit

Insurers                                                        Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.                                      LEVRRS     Leveraged Reverse Rate Securities
ASST GTY      Asset Guaranty Insurance Co.                               RIBS       Residual Interest Bonds
CHFC          California Health Facilities Construction Program          RITES      Residual Interest Tax-Exempt Security
CIFG          CDS IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
XLCA          XL Capital Insurance Co.



Portfolio Footnotes:

(a) SEC Rule 144A restriction.
(c) Refunded bond.
(d) Non-income producing security - in default.

(p) Primary inverse floater.
(u) As restated - (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters. (See Note 7).
(v) Secondary market inverse floater.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. Maryland Fund holds the following restricted securities:


                                                                          ACQUISITION  ACQUISITION       CURRENT            TOTAL %
FUND              SECURITY                                                       DATE         COST  MARKET VALUE      OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Maryland Fund     Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2015       5/20/99   $1,760,909    $1,875,149
                  Puerto Rico Electric Power Authority Rev., RITES,
                  FSA, 6.559%, 2015                                           9/16/99    1,367,100     1,497,244               1.1%
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  7.101%, 2019                                                1/06/00      905,080     1,135,640
                  Puerto Rico Public Finance Corp., RITES, AMBAC,
                  6.826%, 2013                                                9/30/99      509,110       591,270
                  Puerto Rico Public Finance Corp., RITES, AMBAC,
                  6.826%, 2016                                                3/31/99    1,729,851     1,844,490
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                           $6,943,793               5.1%
                                                                                                      ==========               ===

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      STATEMENT OF ASSETS AND LIABILITIES
(As Restated - See Note 8)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.
                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
At 3/31/06                                                                     FUND           FUND           FUND           FUND

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                       $88,205,432   $132,770,928   $382,355,227    $87,892,289
  Unrealized appreciation (depreciation)                                  4,185,664      6,976,691     20,706,529      3,615,436
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                             $92,391,096   $139,747,619   $403,061,756    $91,507,725
Cash                                                                         68,561          3,614            645         42,965
Receivable for investments sold                                             620,000         34,203             --        525,204
Receivable for fund shares sold                                              72,146        154,565        176,665         35,711
Interest receivable                                                       1,385,167      1,953,548      5,037,540      1,579,536
Unrealized appreciation on interest rate swaps                               88,161        149,546        255,578         97,711
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            $94,625,131   $142,043,095   $408,532,184    $93,788,852
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                      $130,620       $212,967       $639,062       $159,705
Payable for investments purchased                                                --             --             --      1,200,000
Payable to the holder of the floating rate certificate
from trust assets                                                         6,500,000      8,235,000     27,160,000      6,500,000
Payable for fund shares reacquired                                          130,265        668,836        292,150        406,663
Unrealized depreciation on interest rate swaps                               43,189         57,140        256,625         17,830
Payable to affiliates -
  Management fee                                                              1,319          1,088          3,117            705
  Shareholder servicing costs                                                 8,030          9,642         24,434          6,439
  Distribution and service fees                                                 876          3,719         18,644            780
  Administrative services fee                                                    54             56            113             46
Payable for independent trustees' compensation                               11,629         10,896         22,421         10,816
Payable for interest expense and fees                                        93,947         65,234        152,536         52,732
Accrued expenses and other liabilities                                       58,320         63,070         88,793         61,017
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $6,978,249     $9,327,648    $28,657,895     $8,416,733
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $87,646,882   $132,715,447   $379,874,289    $85,372,119
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                         $83,359,647   $125,959,954   $362,138,585    $82,164,042
Unrealized appreciation (depreciation) on investments                     4,230,636      7,069,097     20,705,482      3,695,317
Accumulated net realized gain (loss) on investments                         214,781       (385,547)    (2,368,038)      (385,775)
Accumulated undistributed (distributions in excess of) net
 investment income                                                         (158,182)        71,943       (601,740)      (101,465)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $87,646,882   $132,715,447   $379,874,289    $85,372,119
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (As Restated - See Note 8) - continued

                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND
Net assets
Class A                                                                 $74,203,651   $122,067,032   $291,656,588    $70,401,793
Class B                                                                  13,443,231     10,648,415     58,337,772     14,970,326
Class C                                                                          --             --     29,879,929             --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $87,646,882   $132,715,447   $379,874,289    $85,372,119
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                   7,088,318     12,162,073     49,972,336      7,002,547
Class B                                                                   1,284,386      1,059,820      9,991,128      1,489,014
Class C                                                                          --             --      5,102,071             --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                           8,372,704     13,221,893     65,065,535      8,491,561
--------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                       $10.47         $10.04          $5.84         $10.05
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)               $10.99         $10.54          $6.13         $10.55
--------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $10.47         $10.05          $5.84         $10.05
--------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                          $--            $--          $5.86            $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (As Restated - See Note 8) - continued

                                                                                           GEORGIA        MARYLAND    MASSACHUSETTS
At 3/31/06                                                                                    FUND            FUND             FUND
                                                                                                    (Not Restated)
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                                      $61,783,781    $125,232,764     $231,693,959
  Unrealized appreciation (depreciation)                                                 3,380,264       7,286,417       14,736,412
-----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                            $65,164,045    $132,519,181     $246,430,371
Cash                                                                                        54,250          10,346           75,124
Receivable for investments sold                                                                 --       1,990,060          --
Receivable for fund shares sold                                                             35,215         221,015           38,886
Interest receivable                                                                      1,107,558       1,811,021        3,629,093
Unrealized appreciation on interest rate swaps                                              78,108         138,638          177,949
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           $66,439,176    $136,690,263     $250,351,423
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                      $74,291        $195,558         $379,043
Payable for fund shares reacquired                                                         219,553          51,437           86,480
Payable to the holder of the floating rate certificate from trust assets                 4,500,000         --            15,705,000
Unrealized depreciation on interest rate swaps                                              11,627          26,358           46,513
Payable to affiliates -
  Management fee                                                                             2,973           1,117            1,921
  Shareholder servicing costs                                                                5,163          11,472           14,333
  Distribution and service fees                                                                624           2,134            2,899
  Administrative services fee                                                                   39              58              79
Payable for independent trustees' compensation                                              13,270          16,074           16,494
Payable for interest expense and fees                                                       57,698         --               110,287
Accrued expenses and other liabilities                                                      57,525          68,793           72,745
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       $4,942,763        $373,001      $16,435,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $61,496,413    $136,317,260     $233,915,629
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $58,325,749    $129,113,504     $220,161,630
Unrealized appreciation (depreciation) on investments                                    3,446,745       7,398,697       14,867,848
Accumulated net realized gain (loss) on investments                                       (101,876)         75,408         (636,590)
Accumulated distributions in excess of net investment income                              (174,205)       (270,349)        (477,259)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $61,496,413    $136,317,260     $233,915,629
-----------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (As Restated - See Note 8) - continued
                                                                                           GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                              FUND            FUND             FUND
                                                                                                    (Not Restated)
Net assets
Class A                                                                                $51,680,550    $115,306,646     $196,991,730
Class B                                                                                  9,815,863      21,010,614       36,923,899
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $61,496,413    $136,317,260     $233,915,629
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                                  4,783,583      10,230,813       17,554,782
Class B                                                                                    905,305       1,865,219        3,285,201
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                          5,688,888      12,096,032       20,839,983
-----------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                                      $10.80          $11.27           $11.22
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)                              $11.34          $11.83           $11.78
-----------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                      $10.84          $11.26           $11.24
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF OPERATIONS
(As Restated - See Note 8)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains or losses generated by fund operations.
                                                                      ALABAMA         ARKANSAS       CALIFORNIA          FLORIDA
                                                                         FUND             FUND             FUND             FUND
For year ended 3/31/06

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $4,972,480       $7,305,117      $21,505,780       $4,626,502
--------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $502,775         $759,174       $2,142,271         $479,444
  Distribution and service fees                                       335,896          222,686        1,165,659          132,855
  Shareholder servicing costs                                         136,331          184,594          526,298          121,782
  Administrative services fee                                          17,808           23,073           51,617           17,317
  Independent trustees' compensation                                    5,020            7,545           15,656            5,433
  Custodian fee                                                        34,535           47,487          160,938           38,608
  Shareholder communications                                            8,865           17,412           38,975           10,681
  Auditing fees                                                        44,324           44,334           43,592           44,322
  Legal fees                                                            6,539            6,234           19,841            6,956
  Interest expense and fees                                           195,165          245,723          814,958          195,445
  Miscellaneous                                                        38,979           44,217           61,870           48,050
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $1,326,237       $1,602,479       $5,041,675       $1,100,893
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (7,220)         (11,458)         (51,458)          (8,011)
  Reduction of expenses by investment adviser                        (230,537)        (345,913)        (976,123)        (218,447)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                       $1,088,480       $1,245,108       $4,014,094         $874,435
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,884,000       $6,060,009      $17,491,686       $3,752,067
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                            $262,160         $399,844      $(1,611,564)        $721,513
  Swap transactions                                                   (29,612)         118,119          432,384           77,734
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $232,548         $517,963      $(1,179,180)        $799,247
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                     $(1,547,321)     $(2,271,359)     $(1,078,662)     $(1,100,601)
  Swap transactions                                                   (31,266)         (40,094)           9,311          (22,481)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(1,578,587)     $(2,311,453)     $(1,069,351)     $(1,123,082)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,346,039)     $(1,793,490)     $(2,248,531)       $(323,835)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $2,537,961       $4,266,519      $15,243,155       $3,428,232
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (As Restated - See Note 8) - continued

                                                                                       GEORGIA         MARYLAND    MASSACHUSETTS
                                                                                          FUND             FUND             FUND
                                                                                                 (Not Restated)
For year ended 3/31/06

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                            $3,535,423       $7,706,790      $13,018,066
--------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                                      $363,158         $798,552       $1,347,164
  Distribution and service fees                                                        250,537          659,530        1,111,313
  Shareholder servicing costs                                                           93,229          213,835          345,799
  Administrative services fee                                                           14,882           23,971           35,281
  Independent trustees' compensation                                                     5,915            9,684           15,175
  Custodian fee                                                                         28,411           57,213           89,527
  Shareholder communications                                                             8,404           19,917           28,728
  Auditing fees                                                                         44,319           44,337           43,559
  Legal fees                                                                             9,349            8,201            8,382
  Interest expense and fees                                                            136,455          --               470,985
  Miscellaneous                                                                         44,357           46,892           52,730
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        $999,016       $1,882,132       $3,548,643
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                  (7,457)         (12,121)         (20,035)
  Reduction of expenses by investment adviser                                         (166,822)        (363,950)        (613,881)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          $824,737       $1,506,061       $2,914,727
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $2,710,686       $6,200,729      $10,103,339
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                              $49,753         $584,002       $1,150,361
  Swap transactions                                                                     55,181           55,409          618,028
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               $104,934         $639,411       $1,768,389
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                      $(1,169,922)     $(2,711,507)     $(2,758,406)
  Swap transactions                                                                      1,406           83,165            5,430
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                          $(1,168,516)     $(2,628,342)     $(2,752,976)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                             $(1,063,582)     $(1,988,931)       $(984,587)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                $1,647,104       $4,211,798       $9,118,752
--------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF CHANGES IN NET ASSETS
(Not Restated)

The statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              ALABAMA         ARKANSAS       CALIFORNIA         FLORIDA
                                                                 FUND             FUND             FUND            FUND

For year ended 3/31/06
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      $3,884,000       $6,060,009      $17,491,686      $3,752,067
Net realized gain (loss) on investments                       232,548          517,963       (1,179,180)        799,247
Net unrealized gain (loss) on investments                  (1,578,587)      (2,311,453)      (1,069,351)     (1,123,082)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                       $2,537,961       $4,266,519      $15,243,155      $3,428,232
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                 $(3,354,087)     $(5,605,194)    $(13,643,612)    $(3,110,488)
  Class B                                                    (517,644)        (401,413)      (2,512,572)       (644,130)
  Class C                                                          --               --       (1,210,439)             --
-----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                          --               --         (498,302)             --
  Class B                                                          --               --         (106,987)             --
  Class C                                                          --               --          (52,867)             --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(3,871,731)     $(6,006,607)    $(18,024,779)    $(3,754,618)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $(3,636,892)     $(3,878,943)    $(14,978,975)    $(1,765,570)
-----------------------------------------------------------------------------------------------------------------------
Total change in net assets                                $(4,970,662)     $(5,619,031)    $(17,760,599)    $(2,091,956)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
At beginning of period                                     92,617,544      138,334,478      397,634,888      87,464,075
At end of period                                          $87,646,882     $132,715,447     $379,874,289     $85,372,119
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess
of) net investment income included in net assets
at end of period                                            $(158,182)         $71,943        $(601,740)      $(101,465)
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (Not Restated) - continued

                                                              GEORGIA         MARYLAND    MASSACHUSETTS
                                                                 FUND             FUND             FUND

For year ended 3/31/06
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                      $2,710,686       $6,200,729      $10,103,339
Net realized gain (loss) on investments                       104,934          639,411        1,768,389
Net unrealized gain (loss) on investments                  (1,168,516)      (2,628,342)      (2,752,976)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                       $1,647,104       $4,211,798       $9,118,752
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                 $(2,297,243)     $(5,277,930)     $(8,657,757)
  Class B                                                    (404,404)        (856,271)      (1,391,165)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                          --         (725,708)        (709,997)
  Class B                                                          --         (137,622)        (137,074)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(2,701,647)     $(6,997,531)    $(10,895,993)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $(3,918,543)    $(10,873,307)    $(15,175,916)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                $(4,973,086)    $(13,659,040)    $(16,953,157)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                     66,469,499      149,976,300      250,868,786
At end of period                                          $61,496,413     $136,317,260     $233,915,629
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets at end of period              $(174,205)       $(270,349)       $(477,259)
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (Not Restated) - continued

                                                              ALABAMA         ARKANSAS       CALIFORNIA         FLORIDA
                                                                 FUND             FUND             FUND            FUND

For year ended 3/31/05
CHANGE IN NET ASSETS
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      $4,102,325       $6,200,096      $19,346,992      $4,062,571
Net realized gain (loss) on investments                       319,870          (22,285)       2,695,657         541,384
Net unrealized gain (loss) on investments                  (2,318,426)      (3,569,522)     (10,450,536)     (2,131,974)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                       $2,103,769       $2,608,289      $11,592,113      $2,471,981
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                 $(3,487,315)     $(5,765,824)    $(14,446,017)    $(3,284,555)
  Class B                                                    (604,659)        (425,966)      (3,065,257)       (773,814)
  Class C                                                          --               --       (1,327,738)             --
-----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                    (270,143)              --               --              --
  Class B                                                     (56,021)              --               --              --
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(4,418,138)     $(6,191,790)    $(18,839,012)    $(4,058,369)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $(3,110,948)     $(9,969,276)    $(30,697,704)   $(12,416,594)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees                                                   $--              $91           $1,866             $--
-----------------------------------------------------------------------------------------------------------------------
Total change in net assets                                $(5,425,317)    $(13,552,686)    $(37,942,737)   $(14,002,982)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
At beginning of period                                     98,042,861      151,887,164      435,577,625     101,467,057
At end of period                                          $92,617,544     $138,334,478     $397,634,888     $87,464,075
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess
of) net investment income included in net assets
at end of period                                            $(164,995)         $26,928        $(715,580)       $(98,019)
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (Not Restated) - continued

                                                              GEORGIA         MARYLAND    MASSACHUSETTS
                                                                 FUND             FUND             FUND

For year ended 3/31/05
CHANGE IN NET ASSETS
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                      $2,859,534       $6,874,073      $11,220,830
Net realized gain (loss) on investments                       137,158          784,552          579,740
Net unrealized gain (loss) on investments                  (1,655,497)      (4,370,095)      (5,718,727)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                       $1,341,195       $3,288,530       $6,081,843
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                 $(2,302,371)     $(5,719,390)     $(9,525,974)
  Class B                                                    (538,120)      (1,103,829)      (1,614,570)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                          --          (49,124)              --
  Class B                                                          --          (11,124)              --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(2,840,491)     $(6,883,467)    $(11,140,544)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         $(4,449,674)    $(16,326,214)    $(15,249,895)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                   $61              $--             $926
-------------------------------------------------------------------------------------------------------
Total change in net assets                                $(5,948,909)    $(19,921,151)    $(20,307,670)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                     72,418,408      169,897,451      271,176,456
At end of period                                          $66,469,499     $149,976,300     $250,868,786
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets at end of period              $(183,007)       $(331,642)       $(514,536)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                               --------------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
CLASS A
Net asset value, beginning of period                                  $10.62       $10.88       $10.82       $10.31       $10.53
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.46        $0.48        $0.48        $0.48        $0.51
Net realized and unrealized gain (loss) on investments                 (0.15)       (0.22)        0.06         0.54        (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.31        $0.26        $0.54        $1.02        $0.32
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.46)      $(0.48)      $(0.48)      $(0.50)      $(0.54)
From net realized gain on investments                                     --        (0.04)          --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.46)      $(0.52)      $(0.48)      $(0.51)      $(0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.47       $10.62       $10.88       $10.82       $10.31
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.97         2.40         5.11        10.06         3.05
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.33         1.21         1.17         1.18         1.23
Expenses after expense reductions (f)                                   1.08         0.96         0.96         0.98         1.03
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                0.87         0.84         0.88         0.88         0.88
Net investment income                                                   4.37         4.46         4.38         4.49         4.87
Portfolio turnover                                                         9           17           10           21           20
Net assets at end of period (000 Omitted)                            $74,204      $77,499      $80,704      $84,474      $83,146
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                               --------------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
CLASS B
Net asset value, beginning of period                                  $10.62       $10.88       $10.82       $10.31       $10.53
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.38        $0.40        $0.39        $0.40        $0.43
Net realized and unrealized gain (loss) on investments                 (0.15)       (0.23)        0.07         0.54        (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.23        $0.17        $0.46        $0.94        $0.24
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.38)      $(0.39)      $(0.40)      $(0.42)      $(0.46)
From net realized gain on investments                                     --        (0.04)          --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.38)      $(0.43)      $(0.40)      $(0.43)      $(0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.47       $10.62       $10.88       $10.82       $10.31
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.20         1.63         4.32         9.14         2.38
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.08         1.96         1.91         1.93         1.98
Expenses after expense reductions (f)                                   1.83         1.71         1.71         1.73         1.78
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.62         1.59         1.63         1.63         1.63
Net investment income                                                   3.61         3.71         3.63         3.74         4.09
Portfolio turnover                                                         9           17           10           21           20
Net assets at end of period (000 Omitted)                            $13,443      $15,118      $17,339      $16,163      $13,579
--------------------------------------------------------------------------------------------------------------------------------
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                          ----------------------------------------------------------------------
                                                                  2006          2005          2004          2003          2002

CLASS A
Net asset value, beginning of period                              $10.17        $10.41        $10.40         $9.97        $10.08
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.45         $0.45         $0.45         $0.47         $0.51
Net realized and unrealized gain (loss) on investments             (0.13)        (0.23)         0.01          0.46         (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.32         $0.22         $0.46         $0.93         $0.40
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.45)       $(0.46)       $(0.45)       $(0.50)       $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.04        $10.17        $10.41        $10.40         $9.97
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                          3.17          2.14          4.53          9.51          4.06
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.10          1.00          0.99          1.02          1.06
Expenses after expense reductions (f)                               0.85          0.75          0.79          0.82          0.86
Expenses after expense reductions and excluding
interest and fees (f)(l)                                            0.67          0.65          0.72          0.73          0.72
Net investment income                                               4.45          4.47          4.31          4.59          5.05
Portfolio turnover                                                    10            13            19            15            15
Net assets at end of period (000 Omitted)                       $122,067      $127,075      $139,333      $134,521      $119,328
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 3/31
                                                                  -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS B
Net asset value, beginning of period                                  $10.18       $10.42       $10.41        $9.98       $10.09
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.38        $0.38        $0.37        $0.39        $0.43
Net realized and unrealized gain (loss) on investments                 (0.14)       (0.24)        0.01         0.46        (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.24        $0.14        $0.38        $0.85        $0.32
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.37)      $(0.38)      $(0.37)      $(0.42)      $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.05       $10.18       $10.42       $10.41        $9.98
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.39         1.37         3.68         8.62         3.24
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.87         1.76         1.80         1.83         1.84
Expenses after expense reductions (f)                                   1.62         1.51         1.60         1.63         1.64
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.44         1.41         1.53         1.54         1.50
Net investment income                                                   3.68         3.71         3.50         3.77         4.26
Portfolio turnover                                                        10           13           19           15           15
Net assets at end of period (000 Omitted)                            $10,648      $11,259      $12,554      $12,049       $8,700
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
                                                                  2006          2005          2004          2003          2002
CLASS A
Net asset value, beginning of period                               $5.88         $5.98         $5.96         $5.70         $5.81
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.28         $0.29         $0.28         $0.28         $0.28
Net realized and unrealized gain (loss) on investments             (0.03)        (0.11)         0.02          0.27         (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.25         $0.18         $0.30         $0.55         $0.18
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.28)       $(0.28)       $(0.28)       $(0.29)       $(0.29)
From net realized gain on investments                              (0.01)           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.29)       $(0.28)       $(0.28)       $(0.29)       $(0.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.84         $5.88         $5.98         $5.96         $5.70
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(t)(s)(r)                                           4.22          3.14          5.22          9.79          3.11
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.09          0.97          0.96          0.96          0.99
Expenses after expense reductions (f)                               0.84          0.72          0.76          0.76          0.79
Expenses after expense reductions and excluding
interest and fees (f)(l)                                            0.63          0.61          0.67          0.67          0.67
Net investment income                                               4.69          4.91          4.71          4.73          4.87
Portfolio turnover                                                     9            12             8            22            12
Net assets at end of period (000 Omitted)                       $291,656      $295,332      $314,108      $333,350      $305,699
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS B
Net asset value, beginning of period                                   $5.88        $5.98        $5.96        $5.70        $5.81
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.23        $0.25        $0.23        $0.23        $0.24
Net realized and unrealized gain (loss) on investments                 (0.03)       (0.11)        0.03         0.27        (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.20        $0.14        $0.26        $0.50        $0.13
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.23)      $(0.24)      $(0.24)      $(0.24)      $(0.24)
From net realized gain on investments                                  (0.01)          --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.24)      $(0.24)      $(0.24)      $(0.24)      $(0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.84        $5.88        $5.98        $5.96        $5.70
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              3.44         2.38         4.38         8.93         2.30
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.85         1.70         1.76         1.75         1.77
Expenses after expense reductions (f)                                   1.60         1.45         1.56         1.55         1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.39         1.34         1.47         1.46         1.45
Net investment income                                                   3.94         4.17         3.91         3.94         4.09
Portfolio turnover                                                         9           12            8           22           12
Net assets at end of period (000 Omitted)                            $58,338      $69,142      $85,106      $98,888      $84,123
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
CLASS C
Net asset value, beginning of period                                   $5.90        $6.00        $5.98        $5.72        $5.83
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.23        $0.24        $0.23        $0.23        $0.23
Net realized and unrealized gain (loss) on investments                 (0.04)       (0.11)        0.02         0.27        (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.19        $0.13        $0.25        $0.50        $0.13
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.22)      $(0.23)      $(0.23)      $(0.24)      $(0.24)
From net realized gain on investments                                  (0.01)          --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.23)      $(0.23)      $(0.23)      $(0.24)      $(0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.86        $5.90        $6.00        $5.98        $5.72
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              3.29         2.22         4.27         8.78         2.17
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.99         1.87         1.86         1.86         1.89
Expenses after expense reductions (f)                                   1.74         1.62         1.65         1.66         1.69
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.53         1.51         1.56         1.57         1.57
Net investment income                                                   3.79         4.01         3.81         3.83         3.97
Portfolio turnover                                                         9           12            8           22           12
Net assets at end of period (000 Omitted)                            $29,880      $33,162      $36,363      $40,804      $35,022
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
CLASS A

Net asset value, beginning of period                                  $10.09       $10.24       $10.19        $9.78        $9.95
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.45        $0.47        $0.47        $0.48        $0.50
Net realized and unrealized gain (loss) on investments                 (0.04)       (0.15)        0.05         0.44        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.41        $0.32        $0.52        $0.92        $0.34
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.45)      $(0.47)      $(0.47)      $(0.51)      $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.05       $10.09       $10.24       $10.19        $9.78
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              4.14         3.25         5.20         9.40         3.52
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.11         0.94         0.98         0.88         0.93
Expenses after expense reductions (f)                                   0.86         0.69         0.77         0.68         0.73
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                0.64         0.57         0.64         0.62         0.63
Net investment income                                                   4.46         4.68         4.58         4.78         5.09
Portfolio turnover                                                        17           18           31           27           16
Net assets at end of period (000 Omitted)                            $70,402      $69,082      $79,155      $86,045      $69,959
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002
CLASS B
Net asset value, beginning of period                                  $10.09       $10.24       $10.19        $9.78        $9.95
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.38        $0.40        $0.39        $0.40        $0.43
Net realized and unrealized gain (loss) on investments                 (0.04)       (0.16)        0.05         0.43        (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.34        $0.24        $0.44        $0.83        $0.26
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.38)      $(0.39)      $(0.39)      $(0.42)      $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.05       $10.09       $10.24       $10.19        $9.78
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              3.35         2.45         4.36         8.64         2.58
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.87         1.71         1.77         1.68         1.73
Expenses after expense reductions (f)                                   1.62         1.46         1.57         1.48         1.53
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.40         1.34         1.44         1.42         1.43
Net investment income                                                   3.70         3.92         3.78         3.97         4.29
Portfolio turnover                                                        17           18           31           27           16
Net assets at end of period (000 Omitted)                            $14,970      $18,382      $22,312      $25,175      $22,151
--------------------------------------------------------------------------------------------------------------------------------
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS A
Net asset value, beginning of period                                  $10.99       $11.22       $11.17       $10.63       $10.82
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.46        $0.48        $0.49        $0.49        $0.50
Net realized and unrealized gain (loss) on investments                 (0.18)       (0.23)        0.05         0.55        (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.28        $0.25        $0.54        $1.04        $0.33
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.47)      $(0.48)      $(0.49)      $(0.50)      $(0.52)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.80       $10.99       $11.22       $11.17       $10.63
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.53         2.27         4.93         9.97         3.03
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.39         1.24         1.20         1.22         1.29
Expenses after expense reductions (f)                                   1.14         0.99         0.99         1.02         1.09
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                0.93         0.88         0.91         0.92         0.93
Net investment income                                                   4.22         4.35         4.35         4.43         4.67
Portfolio turnover                                                         5           18           12           25           19
Net assets at end of period (000 Omitted)                            $51,681      $53,190      $55,659      $57,636      $54,179
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS B
Net asset value, beginning of period                                  $11.00       $11.23       $11.18       $10.64       $10.83
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.41        $0.40        $0.40        $0.40        $0.42
Net realized and unrealized gain (loss) on investments                 (0.18)       (0.24)        0.06         0.56        (0.18)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.23        $0.16        $0.46        $0.96        $0.24
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.39)      $(0.39)      $(0.41)      $(0.42)      $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.84       $11.00       $11.23       $11.18       $10.64
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.05         1.51         4.15         9.15         2.26
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.14         1.99         1.94         1.97         2.04
Expenses after expense reductions (f)                                   1.89         1.74         1.74         1.77         1.84
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.68         1.63         1.66         1.67         1.68
Net investment income                                                   3.72         3.60         3.60         3.68         3.91
Portfolio turnover                                                         5           18           12           25           19
Net assets at end of period (000 Omitted)                             $9,816      $13,280      $16,759      $18,077      $16,031
--------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
(Not Restated)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
                                                                  2006          2005          2004          2003          2002

CLASS A
Net asset value, beginning of period                              $11.49        $11.74        $11.69        $11.21        $11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.50         $0.52         $0.51         $0.52         $0.54
Net realized and unrealized gain (loss) on investments             (0.15)        (0.25)         0.06          0.50         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.35         $0.27         $0.57         $1.02         $0.40
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.50)       $(0.51)       $(0.52)       $(0.54)       $(0.54)
From net realized gain on investments                              (0.07)        (0.01)           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.57)       $(0.52)       $(0.52)       $(0.54)       $(0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.27        $11.49        $11.74        $11.69        $11.21
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                          3.06          2.36          4.96          9.21          3.59
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.19          1.14          1.17          1.15          1.15
Expenses after expense reductions (f)                               0.94          0.89          0.96          0.95          0.95
Net investment income                                               4.38          4.48          4.35          4.51          4.73
Portfolio turnover                                                     9            12            21            12             8
Net assets at end of period (000 Omitted)                       $115,307      $124,261      $138,201      $138,666      $128,750
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED
(Not Restated)

                                                                                         YEARS ENDED 3/31
                                                                   ------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS B
Net asset value, beginning of period                                  $11.49       $11.74       $11.68       $11.20       $11.34
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.43        $0.44        $0.43        $0.45        $0.46
Net realized and unrealized gain (loss) on investments                 (0.17)       (0.25)        0.07         0.49        (0.13)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.26        $0.19        $0.50        $0.94        $0.33
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.42)      $(0.44)      $(0.44)      $(0.46)      $(0.47)
From net realized gain on investments                                  (0.07)       (0.00)(w)       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.44)      $(0.44)      $(0.46)      $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.26       $11.49       $11.74       $11.68       $11.20
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              2.30         1.69         4.37         8.52         2.92
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.84         1.79         1.81         1.80         1.80
Expenses after expense reductions (f)                                   1.59         1.54         1.61         1.60         1.60
Net investment income                                                   3.72         3.83         3.70         3.86         4.08
Portfolio turnover                                                         9           12           21           12            8
Net assets at end of period (000 Omitted)                            $21,011      $25,716      $31,697      $34,033      $31,542
--------------------------------------------------------------------------------------------------------------------------------
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
                                                                  2006          2005          2004          2003          2002

CLASS A
Net asset value, beginning of period                              $11.31        $11.52        $11.49        $10.90        $11.11
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.48         $0.51         $0.51         $0.52         $0.53
Net realized and unrealized gain (loss) on investments             (0.05)        (0.22)         0.03          0.60         (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.43         $0.29         $0.54         $1.12         $0.32
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.48)       $(0.50)       $(0.51)       $(0.53)       $(0.53)
From net realized gain on investments                              (0.04)           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.52)       $(0.50)       $(0.51)       $(0.53)       $(0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.22        $11.31        $11.52        $11.49        $10.90
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                          3.83          2.63          4.82         10.42          2.93
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.34          1.19          1.23          1.21          1.26
Expenses after expense reductions (f)                               1.09          0.94          1.02          1.01          1.06
Expenses after expense reductions and excluding
interest and fees (f)(l)                                            0.90          0.84          0.95          0.92          0.92
Net investment income                                               4.23          4.48          4.39          4.56          4.73
Portfolio turnover                                                    10            11            14            15            13
Net assets at end of period (000 Omitted)                       $196,992      $210,103      $224,923      $233,500      $210,269
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  -------------------------------------------------------------
                                                                      2006          2005         2004         2003         2002

CLASS B
Net asset value, beginning of period                                  $11.33       $11.54       $11.51       $10.92       $11.12
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.41        $0.43        $0.43        $0.44        $0.46
Net realized and unrealized gain (loss) on investments                 (0.05)       (0.21)        0.04         0.60        (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.36        $0.22        $0.47        $1.04        $0.26
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.41)      $(0.43)      $(0.44)      $(0.45)      $(0.46)
From net realized gain on investments                                  (0.04)          --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.45)      $(0.43)      $(0.44)      $(0.45)      $(0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.24       $11.33       $11.54       $11.51       $10.92
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                              3.16         1.97         4.14         9.69         2.35
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.99         1.84         1.87         1.86         1.91
Expenses after expense reductions (f)                                   1.74         1.59         1.67         1.66         1.71
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                1.55         1.49         1.60         1.57         1.57
Net investment income                                                   3.58         3.83         3.74         3.91         4.13
Portfolio turnover                                                        10           11           14           15           13
Net assets at end of period (000 Omitted)                            $36,924      $40,766      $46,253      $47,612      $37,487
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See each fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Interest Expense and Fees - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, secured borrowings, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                  ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA        GEORGIA       MARYLAND  MASSACHUSETTS
YEAR ENDED MARCH 31, 2006            FUND           FUND           FUND           FUND           FUND           FUND           FUND
Ordinary income (including
  any short-term
  capital gains)                      $--            $--            $--        $49,709            $--            $--            $--
Tax-exempt income               3,871,731      6,006,607     17,366,623      3,704,909      2,701,647      6,134,201     10,048,922
Long-term capital gain                 --             --        658,156             --             --        863,330        847,071
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions            $3,871,731     $6,006,607    $18,024,779     $3,754,618     $2,701,647     $6,997,531    $10,895,993

YEAR ENDED MARCH 31, 2005
Ordinary income (including
  any short-term
  capital gains)                  $63,872       $214,789        $55,853            $--            $--        $70,072       $252,507
Tax-exempt income               4,028,102      5,977,001     18,783,159      4,058,369      2,840,491      6,753,147     10,888,037
Long-term capital gain            326,164             --             --             --             --         60,248             --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions            $4,418,138     $6,191,790    $18,839,012     $4,058,369     $2,840,491     $6,883,467    $11,140,544

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                  ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA        GEORGIA       MARYLAND  MASSACHUSETTS
AS OF MARCH 31, 2006                 FUND           FUND           FUND           FUND           FUND           FUND           FUND
Cost of investments           $81,630,945   $124,419,290   $356,158,426    $81,513,307    $57,318,687   $125,156,444   $216,977,632
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation             $4,697,020     $7,185,673    $20,031,371     $3,634,491     $3,381,056     $7,506,728    $13,897,006
Gross depreciation               (436,869)       (92,344)      (288,041)      (140,073)       (35,698)      (143,991)      (149,267)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)               $4,260,151     $7,093,329    $19,743,330     $3,494,418     $3,345,358     $7,362,737    $13,747,739
Undistributed
  ordinary income                     $--            $--            $--            $--            $--            $--       $372,024
Undistributed
  tax-exempt income               282,450        570,738        818,897        214,900         53,805        227,456        339,371
Undistributed long-term
  capital gain                    140,902             --             --             --             --             --             --
Capital loss carryforwards             --       (501,285)    (1,402,103)      (264,149)       (66,666)            --             --
Post-October capital
  loss deferral                        --             --             --             --             --             --        (18,421)
Other temporary differences      (396,268)      (407,289)    (1,424,420)      (237,092)      (161,833)      (386,437)      (686,714)

As of March 31, 2006, certain funds had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                          ARKANSAS     CALIFORNIA        FLORIDA        GEORGIA
EXPIRATION DATE               FUND           FUND           FUND           FUND
March 31, 2008                 $--      $(229,685)           $--            $--
March 31, 2009                  --             --             --        (66,666)
March 31, 2010                  --             --       (142,514)            --
March 31, 2011                  --             --       (121,635)            --
March 31, 2012            (501,285)            --             --             --
March 31, 2014                  --     (1,172,418)            --             --
-------------------------------------------------------------------------------
Total                    $(501,285)   $(1,402,103)     $(264,149)      $(66,666)

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

 ALABAMA   ARKANSAS   CALIFORNIA    FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
    FUND       FUND         FUND       FUND      FUND       FUND            FUND
$229,879   $345,100     $973,826   $217,935  $166,435   $363,030        $612,409

The management fee incurred for the year ended March 31, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

 ALABAMA   ARKANSAS   CALIFORNIA    FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
    FUND       FUND         FUND       FUND      FUND       FUND            FUND
 $21,270    $53,465      $87,854    $34,849   $19,343    $27,698         $46,201

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                               CLASS A
                      --------------------------------------------------------------------------------------------
                                                                    TOTAL             ANNUAL          DISTRIBUTION
                      DISTRIBUTION           SERVICE         DISTRIBUTION          EFFECTIVE           AND SERVICE
                          FEE RATE          FEE RATE              PLAN(1)            RATE(2)                   FEE
Alabama Fund                 0.10%             0.25%                0.35%              0.25%              $192,363
Arkansas Fund                0.10%             0.25%                0.35%              0.10%               127,022
California Fund              0.10%             0.25%                0.35%              0.10%               292,962
Florida Fund                 0.10%             0.25%                0.35%              0.00%                    --
Georgia Fund                 0.10%             0.25%                0.35%              0.25%               135,068
Maryland Fund                0.10%             0.25%                0.35%              0.35%               426,576
Massachusetts Fund           0.10%             0.25%                0.35%              0.35%               720,392

                                                               CLASS B
                      --------------------------------------------------------------------------------------------
                                                                    TOTAL             ANNUAL          DISTRIBUTION
                      DISTRIBUTION           SERVICE         DISTRIBUTION          EFFECTIVE           AND SERVICE
                          FEE RATE          FEE RATE              PLAN(1)            RATE(2)                   FEE
Alabama Fund                 0.75%             0.25%                1.00%              1.00%              $143,533
Arkansas Fund                0.75%             0.25%                1.00%              0.87%                95,664
California Fund              0.75%             0.25%                1.00%              0.86%               550,533
Florida Fund                 0.75%             0.25%                1.00%              0.76%               132,855
Georgia Fund                 0.75%             0.25%                1.00%              1.00%               115,469
Maryland Fund                0.75%             0.25%                1.00%              1.00%               232,954
Massachusetts Fund           0.75%             0.25%                1.00%              1.00%               390,921

                                                               CLASS C
                      --------------------------------------------------------------------------------------------
                                                                  TOTAL              ANNUAL           DISTRIBUTION
                      DISTRIBUTION         SERVICE         DISTRIBUTION           EFFECTIVE            AND SERVICE
                          FEE RATE        FEE RATE              PLAN(1)             RATE(2)                    FEE
California Fund              0.75%           0.25%                1.00%               1.00%               $322,164

                           ALABAMA    ARKANSAS    CALIFORNIA     FLORIDA     GEORGIA     MARYLAND    MASSACHUSETTS
                              FUND        FUND          FUND        FUND        FUND         FUND             FUND
Total Distribution
  and Service Fees        $335,896    $222,686    $1,165,659    $132,855    $250,537     $659,530       $1,111,313

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2006 based on each class' average daily net assets. Payment of the Alabama Fund's, Arkansas Fund's, California Fund's, Florida Fund's, and Georgia Fund's 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Board of Trustees may determine. Payment of Florida Fund's 0.25% annual Class A service fee is not yet implemented and will commence on such date as the Board of Trustees may determine. Payment of Arkansas Fund's and California Fund's 0.10% of the Class A service fee is currently being paid by each fund, payment of the remaining 0.15% of the Class A service fee is not yet implemented and will commence on such date as the Board of Trustees may determine. Except in the case of the 0.25% annual Class B service fee paid by the Florida Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Board of Trustees may determine. Except in the case of the 0.25% annual Class B service fee paid by Arkansas Fund and California Fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.10% annually and may be increased to a maximum of 0.25% annually on such date as the Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2006, were as follows:

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
CDSC IMPOSED               FUND            FUND            FUND            FUND            FUND            FUND              FUND
Class A                     $--             $--          $6,153          $4,160             $--             $--               $--
Class B                  18,376          25,043         105,552          38,519          28,884          41,816            70,385
Class C                     N/A             N/A           2,560             N/A             N/A             N/A               N/A

Shareholder Servicing Agent - Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the funds, for its services as shareholder servicing agent, set periodically under the supervision of the funds' Board of Trustees. For the year ended March 31, 2006, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services.

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
Expenses Paid           $96,310        $145,503        $410,922         $91,868         $69,126        $153,392          $258,652
Percentage of
  average daily
  net assets            0.1055%         0.1054%         0.1055%         0.1054%         0.1054%         0.1057%           0.1056%

MFSC also receives payment from the funds for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the year ended March 31, 2006, these costs amounted to the following:

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
                        $36,425         $33,428         $95,308         $25,167         $20,942         $51,227           $74,238

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended March 31, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
Percentage of
  average daily
  net assets            0.0195%         0.0167%         0.0133%         0.0199%         0.0227%         0.0165%           0.0144%

Trustees' and Officers' Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' compensation for the year ended March 31, 2006.

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
                         $1,590          $1,388          $3,363          $1,384          $1,597          $3,093            $3,135

The deferred liability for retirement benefits payable to retired Trustees amounted to the following for each fund at March 31, 2006, and is included in payable for independent trustees' compensation.

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
                        $11,185         $10,659         $21,323         $10,645         $12,819         $15,431           $15,354

Other - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2006, the fees paid to Tarantino LLC amounted to the following:

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
                           $699            $926          $2,627            $582            $439            $975            $1,655

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
                           $658            $813          $2,297            $512            $387            $920            $1,472

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                        ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                           FUND            FUND            FUND            FUND            FUND            FUND              FUND
Purchases            $8,044,469     $12,862,683     $35,732,650     $14,429,891      $3,481,046     $12,856,377       $24,674,924
---------------------------------------------------------------------------------------------------------------------------------
Sales               $10,510,710     $15,604,340     $52,726,768     $15,254,182      $6,137,950     $25,647,080       $35,741,140
---------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each funds' shares were as follows:

                                    ALABAMA FUND                                                ARKANSAS FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A            453,164     $4,807,670        633,888     $6,775,648      1,098,066    $11,184,396        995,533    $10,203,706
Class B             47,894        508,335        139,584      1,483,702        127,141      1,292,625        131,045      1,342,758
-----------------------------------------------------------------------------------------------------------------------------------
                   501,058     $5,316,005        773,472     $8,259,350      1,225,207    $12,477,021      1,126,578    $11,546,464

Shares issued to shareholders in reinvestment of distributions
Class A            183,725     $1,948,887        228,052     $2,438,067        306,870     $3,122,224        373,158     $3,817,869
Class B             27,249        289,073         37,666        402,644         24,788        252,510         27,514        281,798
-----------------------------------------------------------------------------------------------------------------------------------
                   210,974     $2,237,960        265,718     $2,840,711        331,658     $3,374,734        400,672     $4,099,667

Shares reacquired
Class A           (842,942)   $(8,923,169)      (983,413)  $(10,502,049)    (1,743,455)  $(17,710,230)    (2,249,074)  $(22,990,694)
Class B           (213,823)    (2,267,688)      (347,499)    (3,708,960)      (198,441)    (2,020,468)      (256,542)    (2,624,713)
-----------------------------------------------------------------------------------------------------------------------------------
                (1,056,765)  $(11,190,857)    (1,330,912)  $(14,211,009)    (1,941,896)  $(19,730,698)    (2,505,616)  $(25,615,407)

Net change
Class A           (206,053)   $(2,166,612)      (121,473)   $(1,288,334)      (338,519)   $(3,403,610)      (880,383)   $(8,969,119)
Class B           (138,680)    (1,470,280)      (170,249)    (1,822,614)       (46,512)      (475,333)       (97,983)    (1,000,157)
-----------------------------------------------------------------------------------------------------------------------------------
                  (344,733)   $(3,636,892)      (291,722)   $(3,110,948)      (385,031)   $(3,878,943)      (978,366)   $(9,969,276)

                                   CALIFORNIA FUND                                              FLORIDA FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A          5,540,422    $32,768,817      3,679,642    $21,728,685      1,343,743    $13,639,634        971,884     $9,841,457
Class B            341,572      2,022,416        386,452      2,273,545        116,876      1,188,551        190,084      1,920,916
Class C            501,717      2,981,705        642,391      3,786,792             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                 6,383,711    $37,772,938      4,708,485    $27,789,022      1,460,619    $14,828,185      1,161,968    $11,762,373

Shares issued to shareholders in reinvestment of distributions
Class A          1,269,372     $7,511,470      1,398,671     $8,246,933        142,752     $1,450,063        164,846     $1,665,046
Class B            262,673      1,555,229        330,068      1,945,699         27,817        282,641         36,036        363,956
Class C            129,873        771,330        147,165        870,734             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                 1,661,918     $9,838,029      1,875,904    $11,063,366        170,569     $1,732,704        200,882     $2,029,002

Shares reacquired
Class A         (7,053,114)  $(41,766,637)    (7,403,226)  $(43,515,183)    (1,327,818)  $(13,490,043)    (2,025,356)  $(20,328,622)
Class B         (2,363,896)   (14,014,351)    (3,197,035)   (18,786,884)      (476,733)    (4,836,416)      (584,841)    (5,879,347)
Class C         (1,149,084)    (6,808,954)    (1,232,114)    (7,248,025)            --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
               (10,566,094)  $(62,589,942)   (11,832,375)  $(69,550,092)    (1,804,551)  $(18,326,459)    (2,610,197)  $(26,207,969)

Net change
Class A           (243,320)   $(1,486,350)    (2,324,913)  $(13,539,565)       158,677     $1,599,654       (888,626)   $(8,822,119)
Class B         (1,759,651)   (10,436,706)    (2,480,515)   (14,567,640)      (332,040)    (3,365,224)      (358,721)    (3,594,475)
Class C           (517,494)    (3,055,919)      (442,558)    (2,590,499)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                (2,520,465)  $(14,978,975)    (5,247,986)  $(30,697,704)      (173,363)   $(1,765,570)    (1,247,347)  $(12,416,594)

                                    GEORGIA FUND                                                MARYLAND FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A            460,892     $5,066,357        329,030     $3,641,888        730,679     $8,394,007        580,758     $6,707,670
Class B             28,232        312,944         33,020        365,147         83,527        958,062        101,049      1,161,791
-----------------------------------------------------------------------------------------------------------------------------------
                   489,124     $5,379,301        362,050     $4,007,035        814,206     $9,352,069        681,807     $7,869,461

Shares issued to shareholders in reinvestment of distributions
Class A            137,577     $1,511,329        148,053     $1,634,914        299,543     $3,427,995        317,868     $3,668,412
Class B             20,316        223,644         29,129        321,863         48,765        557,986         58,752        677,734
-----------------------------------------------------------------------------------------------------------------------------------
                   157,893     $1,734,973        177,182     $1,956,777        348,308     $3,985,981        376,620     $4,346,146

Shares reacquired
Class A           (655,008)   $(7,177,983)      (597,886)   $(6,573,646)    (1,610,274)  $(18,401,179)    (1,856,776)  $(21,368,626)
Class B           (350,537)    (3,854,834)      (347,203)    (3,839,840)      (505,608)    (5,810,178)      (622,058)    (7,173,195)
-----------------------------------------------------------------------------------------------------------------------------------
                (1,005,545)  $(11,032,817)      (945,089)  $(10,413,486)    (2,115,882)  $(24,211,357)    (2,478,834)  $(28,541,821)

Net change
Class A            (56,539)     $(600,297)      (120,803)   $(1,296,844)      (580,052)   $(6,579,177)      (958,150)  $(10,992,544)
Class B           (301,989)    (3,318,246)      (285,054)    (3,152,830)      (373,316)    (4,294,130)      (462,257)    (5,333,670)
-----------------------------------------------------------------------------------------------------------------------------------
                  (358,528)   $(3,918,543)      (405,857)   $(4,449,674)      (953,368)  $(10,873,307)    (1,420,407)  $(16,326,214)

                                  MASSACHUSETTS FUND
              ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A          1,762,892    $20,057,220      1,137,090    $12,908,079
Class B            181,196      2,072,498        196,932      2,239,325
-----------------------------------------------------------------------
                 1,944,088    $22,129,718      1,334,022    $15,147,404

Shares issued to shareholders in reinvestment of distributions
Class A            405,376     $4,607,951        426,503     $4,841,396
Class B             81,697        930,076         95,377      1,084,111
-----------------------------------------------------------------------
                   487,073     $5,538,027        521,880     $5,925,507

Shares reacquired
Class A         (3,187,918)  $(36,274,707)    (2,509,529)  $(28,364,705)
Class B           (575,954)    (6,568,954)      (701,985)    (7,958,101)
-----------------------------------------------------------------------
                (3,763,872)  $(42,843,661)    (3,211,514)  $(36,322,806)

Net change
Class A         (1,019,650)  $(11,609,536)      (945,936)  $(10,615,230)
Class B           (313,061)    (3,566,380)      (409,676)    (4,634,665)
-----------------------------------------------------------------------
                (1,332,711)  $(15,175,916)    (1,355,612)  $(15,249,895)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended March 31, 2006 ranged from $461 to $2,521, and is included in miscellaneous expense on the Statement of Operations. None of the funds had significant borrowings on the line of credit during the year ended March 31, 2006.

(7) INVERSE FLOATERS

The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Certain self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At March 31, 2006, the funds' Statements of Assets and Liabilities impacts were as follows:

                     PAYABLE TO THE HOLDER            WEIGHTED AVERAGE
                      OF THE FLOATING RATE   INTEREST RATE ON FLOATING   VALUE OF BONDS
                          CERTIFICATE FROM    RATE CERTIFICATES ISSUED   TRANSFERRED TO
FUND                          TRUST ASSETS                BY THE TRUST        THE TRUST
Alabama Fund                    $6,500,000                       3.68%      $13,653,870
Arkansas Fund                   $8,235,000                       3.66%      $17,665,815
California Fund                $27,160,000                       3.50%      $59,030,597
Florida Fund                    $6,500,000                       3.45%      $14,128,640
Georgia Fund                    $4,500,000                       3.72%       $9,827,740
Maryland Fund                           $0                         --                $0
Massachusetts Fund             $15,705,000                       3.75%      $35,668,292

Primary and certain secondary market inverse floaters held by the funds are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the funds issued their March 31, 2006 financial statements, certain of the funds determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended March 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, certain of the funds have restated the Statements of Assets and Liabilities, including the Portfolios of Investments, as of March 31, 2006, the related Statements of Operations for the year then ended, and certain Financial Highlights for each of the applicable periods in the five years then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statements of Operations. The funds' Statements of Changes in Net Assets were not restated. The restatement did not affect the funds' reported net investment income, annual total return or net asset value.

                                              ALABAMA FUND                   ARKANSAS FUND
                                       ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost            $81,650,077    $88,205,432    $124,462,930   $132,770,928
Unrealized appreciation                   4,241,019      4,185,664       7,049,689      6,976,691
Investments, at value                   $85,891,096    $92,391,096    $131,512,619   $139,747,619
Interest receivable                       1,291,220      1,385,167       1,888,314      1,953,548
Total assets                            $88,031,184    $94,625,131    $133,742,861   $142,043,095
Payable to the holder of the
floating rate certificate from
trust assets                                     --      6,500,000              --      8,235,000
Payable for interest expense
and fees                                         --         93,947              --         65,234
Total liabilities                          $384,302     $6,978,249      $1,027,414     $9,327,648

Unrealized appreciation
(depreciation) on investments            $4,285,991     $4,230,636      $7,142,095     $7,069,097
Accumulated net realized gain
(loss) on investments                      $159,426       $214,781       $(458,545)     $(385,547)

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
Interest income                          $4,777,315     $4,972,480      $7,059,394     $7,305,117
Interest expense and fees                       $--       $195,165             $--       $245,723
Total expenses                           $1,131,072     $1,326,237      $1,356,756     $1,602,479
Net expenses                               $893,315     $1,088,480        $999,385     $1,245,108

                                             CALIFORNIA FUND                 FLORIDA FUND
                                       ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost           $356,222,967   $382,355,227     $81,513,329    $87,892,289
Unrealized appreciation                  19,678,789     20,706,529       3,494,396      3,615,436
Investments, at value                  $375,901,756   $403,061,756     $85,007,725    $91,507,725
Interest receivable                       4,885,004      5,037,540       1,526,804      1,579,536
Total assets                           $381,219,648   $408,532,184     $87,236,120    $93,788,852
Payable to the holder of the
floating rate certificate from
trust assets                                     --     27,160,000              --      6,500,000
Payable for interest expense
and fees                                         --        152,536              --         52,732
Total liabilities                        $1,345,359    $28,657,895      $1,864,001     $8,416,733

Unrealized appreciation
(depreciation) on investments           $19,677,742    $20,705,482      $3,574,277     $3,695,317
Accumulated net realized gain
(loss) on investments                   $(1,340,298)   $(2,368,038)      $(264,735)     $(385,775)

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
Interest income                         $20,690,822    $21,505,780      $4,431,057     $4,626,502
Interest expense and fees                       $--       $814,958             $--       $195,445
Total expenses                           $4,226,717     $5,041,675        $905,448     $1,100,893
Net expenses                             $3,199,136     $4,014,094        $678,990       $874,435

                                              GEORGIA FUND                MASSACHUSETTS FUND
                                       ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost            $57,318,161    $61,783,781    $217,071,616   $231,693,959
Unrealized appreciation                   3,345,884      3,380,264      13,653,755     14,736,412
Investments, at value                   $60,664,045    $65,164,045    $230,725,371   $246,430,371
Interest receivable                       1,049,860      1,107,558       3,518,806      3,629,093
Total assets                            $61,881,478    $66,439,176    $234,536,136   $250,351,423
Payable to the holder of the
floating rate certificate from
trust assets                                     --      4,500,000              --     15,705,000
Payable for interest expense and fees            --         57,698              --        110,287
Total liabilities                          $385,065     $4,942,763        $620,507    $16,435,794

Unrealized appreciation
(depreciation) on investments            $3,412,365     $3,446,745     $13,785,191    $14,867,848
Accumulated net realized gain
(loss) on investments                      $(67,496)     $(101,876)       $446,067      $(636,590)

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
Interest income                          $3,398,968     $3,535,423     $12,547,081    $13,018,066
Interest expense and fees                       $--       $136,455             $--        470,985
Total expenses                             $862,561       $999,016      $3,077,658     $3,548,643
Net expenses                               $688,282       $824,737      $2,443,742     $2,914,727

FINANCIAL HIGHLIGHTS

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
ALABAMA FUND                                   2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.12      1.33          1.09      1.21          1.09      1.17
Expenses after expense reductions            0.87      1.08          0.84      0.96          0.88      0.96

CLASS B
Expenses before expense reductions           1.87      2.08          1.84      1.96          1.83      1.91
Expenses after expense reductions            1.62      1.83          1.59      1.71          1.63      1.71

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
ALABAMA FUND                                   2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.08      1.18          1.08      1.23
Expenses after expense reductions            0.88      0.98          0.88      1.03

CLASS B
Expenses before expense reductions           1.83      1.93          1.83      1.98
Expenses after expense reductions            1.63      1.73          1.63      1.78

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
ARKANSAS FUND                                  2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.92      1.10          0.90      1.00          0.92      0.99
Expenses after expense reductions            0.67      0.85          0.65      0.75          0.72      0.79

CLASS B
Expenses before expense reductions           1.69      1.87          1.66      1.76          1.73      1.80
Expenses after expense reductions            1.44      1.62          1.41      1.51          1.53      1.60

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
ARKANSAS FUND                                  2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.93      1.02          0.92      1.06
Expenses after expense reductions            0.73      0.82          0.72      0.86

CLASS B
Expenses before expense reductions           1.74      1.83          1.70      1.84
Expenses after expense reductions            1.54      1.63          1.50      1.64

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
CALIFORNIA FUND                                2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.88      1.09          0.86      0.97          0.87      0.96
Expenses after expense reductions            0.63      0.84          0.61      0.72          0.67      0.76

CLASS B
Expenses before expense reductions           1.64      1.85          1.59      1.70          1.67      1.76
Expenses after expense reductions            1.39      1.60          1.34      1.45          1.47      1.56

CLASS C
Expenses before expense reductions           1.78      1.99          1.76      1.87          1.77      1.86
Expenses after expense reductions            1.53      1.74          1.51      1.62          1.56      1.65

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
CALIFORNIA FUND                                2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.87      0.96          0.87      0.99
Expenses after expense reductions            0.67      0.76          0.67      0.79

CLASS B
Expenses before expense reductions           1.66      1.75          1.65      1.77
Expenses after expense reductions            1.46      1.55          1.45      1.57

CLASS C
Expenses before expense reductions           1.77      1.86          1.77      1.89
Expenses after expense reductions            1.57      1.66          1.57      1.69

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
FLORIDA FUND                                   2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.89      1.11          0.82      0.94          0.85      0.98
Expenses after expense reductions            0.64      0.86          0.57      0.69          0.64      0.77

CLASS B
Expenses before expense reductions           1.65      1.87          1.59      1.71          1.64      1.77
Expenses after expense reductions            1.40      1.62          1.34      1.46          1.44      1.57

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
FLORIDA FUND                                   2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.82      0.88          0.83      0.93
Expenses after expense reductions            0.62      0.68          0.63      0.73

CLASS B
Expenses before expense reductions           1.62      1.68          1.63      1.73
Expenses after expense reductions            1.42      1.48          1.43      1.53

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
GEORGIA FUND                                   2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.18      1.39          1.13      1.24          1.12      1.20
Expenses after expense reductions            0.93      1.14          0.88      0.99          0.91      0.99

CLASS B
Expenses before expense reductions           1.93      2.14          1.88      1.99          1.86      1.94
Expenses after expense reductions            1.68      1.89          1.63      1.74          1.66      1.74

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
GEORGIA FUND                                   2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.12      1.22          1.13      1.29
Expenses after expense reductions            0.92      1.02          0.93      1.09

CLASS B
Expenses before expense reductions           1.87      1.97          1.88      2.04
Expenses after expense reductions            1.67      1.77          1.68      1.84

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
MASSACHUSETTS FUND                             2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.15      1.34          1.09      1.19          1.16      1.23
Expenses after expense reductions            0.90      1.09          0.84      0.94          0.95      1.02

CLASS B
Expenses before expense reductions           1.80      1.99          1.74      1.84          1.80      1.87
Expenses after expense reductions            1.55      1.74          1.49      1.59          1.60      1.67

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
MASSACHUSETTS FUND                             2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.12      1.21          1.12      1.26
Expenses after expense reductions            0.92      1.01          0.92      1.06

CLASS B
Expenses before expense reductions           1.77      1.86          1.77      1.91
Expenses after expense reductions            1.57      1.66          1.57      1.71

While the "Statements of Assets and Liabilities" as of March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statements of Operations" for the years ended March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNT FIRM

To the Trustees and Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund, certain of the portfolios of MFS Municipal Series Trust (the "Trust"), as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, for each of the funds except the MFS Maryland Municipal Bond Fund, the statements of assets and liabilities, including the portfolios of investments, as of March 31, 2006, and the related statements of operations for the year then ended have been restated; additionally, certain financial highlights for these funds for certain of the years in the five year period ended March 31, 2006 have also been restated.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 23, 2006
(February 2, 2007 as to the effects of the restatement discussed in Note 8)

TRUSTEES AND OFFICERS-- IDENTIFICATION AND BACKGROUND (Not Restated)

The Trustees and officers of the Trust, as of May 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                            POSITION(S) HELD      TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND             SINCE(h)                        OTHER DIRECTORSHIPS(j)
---------------------      --------------------   ---------------   ----------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)       Trustee                February 2004     Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                     Executive Officer, President, Chief Investment Officer
                                                                    and Director

Robert C. Pozen(k)         Trustee                February 2004     Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                     (since February 2004); Secretary of Economic Affairs,
                                                                    The Commonwealth of Massachusetts (January 2002 to
                                                                    December 2002); Fidelity Investments, Vice Chairman
                                                                    (June 2000 to December 2001); Fidelity Management &
                                                                    Research Company (investment adviser), President (March
                                                                    1997 to July 2001); Bell Canada Enterprises
                                                                    (telecommunications), Director; Medtronic, Inc. (medical
                                                                    technology), Director; Telesat (satellite
                                                                    communications), Director
INDEPENDENT TRUSTEES
J. Atwood Ives             Trustee and Chair      February 1992     Private investor; Eastern Enterprises (diversified
(born 05/01/36)            of Trustees                              services company), Chairman, Trustee and Chief Executive
                                                                    Officer (until November 2000)

Robert E. Butler(n)        Trustee                January 2006      Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                     July 2002); PricewaterhouseCoopers LLP (professional
                                                                    services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.     Trustee                August 1993       Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                     Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                    School, Professor of Surgery; Brigham and Women's
                                                                    Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning           Trustee                January 2004      Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                     provider), Vice Chairman/Director (since April 2001);
                                                                    Encinitos Ventures (private investment company),
                                                                    Principal (1997 to April 2001); Lincoln Electric
                                                                    Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow           Trustee                December 1993     Private investor and real estate consultant; Capitol
(born 09/27/41)                                                     Entertainment Management Company (video franchise), Vice
                                                                    Chairman

Michael Hegarty            Trustee                December 2004     Retired; AXA Financial (financial services and
(born 12/21/44)                                                     insurance), Vice Chairman and Chief Operating Officer
                                                                    (until May 2001); The Equitable Life Assurance Society
                                                                    (insurance), President and Chief Operating Officer
                                                                    (until May 2001)

Lawrence T. Perera         Trustee                July 1981         Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt           Trustee                August 1993       Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                     specialists), President; Wellfleet Investments (investor
                                                                    in health care companies), Managing General Partner
                                                                    (since 1993); Cambridge Nutraceuticals (professional
                                                                    nutritional products), Chief Executive Officer (until
                                                                    May 2001)

Laurie J. Thomsen          Trustee                March 2005        Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                     capital), Co-founder and General Partner (until June
                                                                    2004); St. Paul Travelers Companies (commercial property
                                                                    liability insurance), Director

Robert W. Uek              Trustee                January 2006      Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                     (professional services firm), Partner (until 1999);
                                                                    Consultant to investment company industry (since 2000);
                                                                    TT International Funds (mutual fund complex), Trustee
                                                                    (2000 until 2005); Hillview Investment Trust II Funds
                                                                    (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)          President              November 2005     Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                     President and Chief Regulatory Officer (since March
                                                                    2004); Fidelity Management & Research Company, Vice
                                                                    President (prior to March 2004); Fidelity Group of
                                                                    Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(k)          Treasurer              September 2005    Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                     President (since September 2004); PricewaterhouseCoopers
                                                                    LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)   Assistant Secretary    July 2005         Massachusetts Financial Services Company, Vice President
(born 1/18/74)             and Assistant Clerk                      and Senior Counsel (since April 2003); Kirkpatrick &
                                                                    Lockhart LLP (law firm), Associate (prior to April
                                                                    2003); Nvest Services Company, Assistant Vice President
                                                                    and Associate Counsel (prior to January 2001)

Ethan D. Corey(k)          Assistant Secretary    July 2005         Massachusetts Financial Services Company, Special
(born 11/21/63)            and Assistant Clerk                      Counsel (since December 2004);
                                                                    Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(k)      Assistant Treasurer    July 2005         Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                      (since June 2005); JP Morgan Investor Services, Vice
                                                                    President (January 2001 to June 2005); State Street
                                                                    Bank, Vice President and Corporate Audit Manager (prior
                                                                    to January 2001)

Timothy M. Fagan(k)        Assistant Secretary    September 2005    Massachusetts Financial Services Company, Vice President
(born 7/10/68)             and Assistant Clerk                      and Senior Counsel (since September 2005); John Hancock
                                                                    Advisers, LLC, Vice President and Chief Compliance
                                                                    Officer (September 2004 to August 2005), Senior Attorney
                                                                    (prior to September 2004); John Hancock Group of Funds,
                                                                    Vice President and Chief Compliance Officer (September
                                                                    2004 to December 2004)

Mark D. Fischer(k)         Assistant Treasurer    July 2005         Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                     (since May 2005); JP Morgan Investment Management
                                                                    Company, Vice President (prior to May 2005)

Ellen Moynihan(k)          Assistant Treasurer    April 1997        Massachusetts Financial Services Company, Senior Vice
(born 11/13/57)                                                     President

Susan S. Newton(k)         Assistant Secretary    May 2005          Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)            and Assistant Clerk                      President and Associate General Counsel (since April
                                                                    2005); John Hancock Advisers, LLC, Senior Vice
                                                                    President, Secretary and Chief Legal Officer (prior to
                                                                    April 2005); John Hancock Group of Funds, Senior Vice
                                                                    President, Secretary and Chief Legal Officer (prior to
                                                                    April 2005)

Susan A. Pereira(k)        Assistant Secretary    July 2005         Massachusetts Financial Services Company, Vice President
(born 11/05/70)            and Assistant Clerk                      and Senior Counsel (since June 2004); Bingham McCutchen
                                                                    LLP (law firm), Associate (January 2001 to June 2004);
                                                                    Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                    Associate (prior to January 2001)

Mark N. Polebaum(k)        Secretary and Clerk    January 2006      Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                     President, General Counsel and Secretary (since January
                                                                    2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                    firm), Partner (prior to January 2006)

Frank L. Tarantino         Independent Chief      June 2004         Tarantino LLC (provider of compliance services),
(born 03/07/44)            Compliance Officer                       Principal (since June 2004); CRA Business Strategies
                                                                    Group (consulting services), Executive Vice President
                                                                    (April 2003 to June 2004); David L. Babson & Co.
                                                                    (investment adviser), Managing Director, Chief
                                                                    Administrative Officer and Director (February 1997 to
                                                                    March 2003)

James O. Yost(k)           Assistant Treasurer    September 1990    Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                     President

----------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
Michael L. Dawson

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address. A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (Not Restated)

The funds will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year.

                                                        CAPITAL GAINS
            ---------------------------------------------------------
            Alabama Fund                                       33,574
            California Fund                                   658,156
            Maryland Fund                                     863,330
            Massachusetts Fund                              1,019,498

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

                                                      EXEMPT INTEREST
                                                            DIVIDENDS
            ---------------------------------------------------------
            Alabama Fund                                      100.00%
            Arkansas Fund                                     100.00%
            California Fund                                   100.00%
            Florida Fund                                       98.68%
            Georgia Fund                                      100.00%
            Maryland Fund                                     100.00%
            Massachusetts Fund                                100.00%

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                        Phone number                         Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------
General information                        1-800-225-2606                       8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                1-800-637-6576                       9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Share prices, account balances, exchanges  1-800-MFS-TALK (1-800-637-8255)
or stock and bond outlooks                 touch-tone required                  24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MST-A-ANN-5/06 22M

MFS(R) MUNICIPAL SERIES TRUST                                            3/31/06

FOR THE STATES OF: MISSISSIPPI,
NEW YORK, NORTH CAROLINA,
PENNSYLVANIA, SOUTH CAROLINA,
TENNESSEE, VIRGINIA, AND WEST VIRGINIA

ANNUAL REPORT (As Restated)

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
FUND EXPENSE TABLES                               14
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          17
----------------------------------------------------
FINANCIAL STATEMENTS                              56
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     83
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            96
----------------------------------------------------
TRUSTEES AND OFFICERS                             97
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                99
----------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                       99
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    99
----------------------------------------------------
FEDERAL TAX INFORMATION                           99
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO (Not Restated)
[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)

MFS(R) Mississippi Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.0%
              Cash & Other Net Assets                   (5.0)%

              TOP FIVE BOND INDUSTRIES (i)
              General Obligations/General Purpose        17.0%
              ------------------------------------------------
              Health/Hospitals                           16.4%
              ------------------------------------------------
              State & Local Agencies                     14.1%
              ------------------------------------------------
              Water/Sewer                                11.2%
              ------------------------------------------------
              Universities/Colleges                      11.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        80.6%
              ------------------------------------------------
              AA                                          2.5%
              ------------------------------------------------
              A                                           6.9%
              ------------------------------------------------
              BBB                                         8.5%
              ------------------------------------------------
              Not Rated                                   1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       14.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AA+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) New York Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     104.8%
              Cash & Other Net Assets                   (4.8)%

              TOP FIVE BOND INDUSTRIES (i)

              Toll Roads                                 13.8%
              ------------------------------------------------
              Water/Sewer                                13.2%
              ------------------------------------------------
              State & Local Agencies                     12.1%
              ------------------------------------------------
              General Obligations/General Purpose         8.2%
              ------------------------------------------------
              Transportation/Special Tax                  7.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        43.8%
              ------------------------------------------------
              AA                                         20.3%
              ------------------------------------------------
              A                                          19.0%
              ------------------------------------------------
              BBB                                         9.8%
              ------------------------------------------------
              BB                                          2.2%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   4.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       15.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   17.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) North Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                     105.8%
              Cash & Other Net Assets                   (5.8)%

              TOP FIVE BOND INDUSTRIES (i)

              Health/Hospitals                           23.0%
              ------------------------------------------------
              Municipal-owned utilities                  18.2%
              ------------------------------------------------
              Universities/Colleges                      10.1%
              ------------------------------------------------
              Water/Sewer                                 9.3%
              ------------------------------------------------
              State & Local Agencies                      8.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        40.3%
              ------------------------------------------------
              AA                                         33.8%
              ------------------------------------------------
              A                                           8.6%
              ------------------------------------------------
              BBB                                        16.4%
              ------------------------------------------------
              Not Rated                                   0.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.1
              ------------------------------------------------
              Average Life (m)                       14.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Pennsylvania Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                     104.2%
              Cash & Other Net Assets                   (4.2)%

              TOP FIVE BOND INDUSTRIES (i)

              General Obligations/Schools                21.8%
              ------------------------------------------------
              Universities/Colleges                      13.9%
              ------------------------------------------------
              Health/Hospitals                           11.7%
              ------------------------------------------------
              General Obligations/General Purpose         9.5%
              ------------------------------------------------
              Water/Sewer                                 9.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        68.1%
              ------------------------------------------------
              AA                                         14.0%
              ------------------------------------------------
              A                                           5.9%
              ------------------------------------------------
              BBB                                         9.0%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              CCC                                         0.5%
              ------------------------------------------------
              Not Rated                                   1.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         7.0
              ------------------------------------------------
              Average Life (m)                       16.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                   18.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) South Carolina Municipal Bond Fund
              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.4%
              Cash & Other Net Assets                   (5.4)%

              TOP FIVE BOND INDUSTRIES (i)

              Health/Hospitals                           20.9%
              ------------------------------------------------
              Water/Sewer                                14.6%
              ------------------------------------------------
              Universities/Colleges                      11.7%
              ------------------------------------------------
              Municipal-owned Utilities                  11.3%
              ------------------------------------------------
              General Obligations/Schools                10.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        76.1%
              ------------------------------------------------
              AA                                         11.8%
              ------------------------------------------------
              A                                           6.2%
              ------------------------------------------------
              BBB                                         2.8%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   2.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.8
              ------------------------------------------------
              Average Life (m)                       18.1 yrs.
              ------------------------------------------------
              Average Maturity (m)                   19.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AA+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Tennessee Municipal Bond Fund
(Not Restated)

              PORTFOLIO STRUCTURE(i)

              Bonds                                      99.1%
              Cash & Other Net Assets                     0.9%

              TOP FIVE BOND INDUSTRIES (i)

              Water/Sewer                                19.3%
              ------------------------------------------------
              Health/Hospitals                           14.0%
              ------------------------------------------------
              General Obligations/Schools                12.9%
              ------------------------------------------------
              Single Family Housing/State                12.7%
              ------------------------------------------------
              General Obligations/General Purpose         8.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        56.8%
              ------------------------------------------------
              AA                                         28.9%
              ------------------------------------------------
              A                                           4.3%
              ------------------------------------------------
              BBB                                         7.1%
              ------------------------------------------------
              B                                           0.9%
              ------------------------------------------------
              Not Rated                                   2.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.9
              ------------------------------------------------
              Average Life (m)                       12.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     103.5%
              Cash & Other Net Assets                   (3.5)%

              TOP FIVE BOND INDUSTRIES (i)

              State & Local Agencies                     24.6%
              ------------------------------------------------
              General Obligations/Improvement            13.4%
              ------------------------------------------------
              Health/Hospitals                           12.4%
              ------------------------------------------------
              Water/Sewer                                10.2%
              ------------------------------------------------
              Airport                                     8.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        48.3%
              ------------------------------------------------
              AA                                         27.1%
              ------------------------------------------------
              A                                          12.0%
              ------------------------------------------------
              BBB                                         5.0%
              ------------------------------------------------
              BB                                          1.1%
              ------------------------------------------------
              B                                           1.0%
              ------------------------------------------------
              CCC                                         0.6%
              ------------------------------------------------
              Not Rated                                   4.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.2
              ------------------------------------------------
              Average Life (m)                       14.5 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                AA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

MFS(R) West Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.6%
              Cash & Other Net Assets                   (5.6)%

              TOP FIVE BOND INDUSTRIES (i)

              State & Local Agencies                     24.5%
              ------------------------------------------------
              General Obligations/General Purpose        24.3%
              ------------------------------------------------
              Universities/Colleges                      23.4%
              ------------------------------------------------
              Water/Sewer                                 8.2%
              ------------------------------------------------
              Health/Hospitals                            5.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        79.0%
              ------------------------------------------------
              AA                                          6.4%
              ------------------------------------------------
              A                                           9.2%
              ------------------------------------------------
              BBB                                         3.8%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.2
              ------------------------------------------------
              Average Life (m)                       15.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AA+
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent expo sure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into accou nt any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned b y Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For th ose portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holding s in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/06.

Percentages are based on net assets as of 3/31/06, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

MANAGEMENT REVIEW
(Not Restated)

FACTORS THAT AFFECTED PERFORMANCE

During the period, our duration(d) positioning relative to our benchmark, the Lehman Brothers Municipal Bond Index (Lehman Index), had a positive effect on relative performance for the North Carolina and Tennessee funds, and a negative effect on results for the Pennsylvania fund. For all other funds, duration positioning had a neutral effect on performance.

Yield-curve(y) positioning was a strong contributor to relative results in all funds, with the exception of the Virginia and Tennessee funds, in which the positioning had a neutral and negative effect, respectively. Compared to the benchmark, all of the funds, excluding the South Carolina, Tennessee, and Virginia funds, were underweighted in bonds on the short end of the yield-curve (represented by bonds with durations of 0- to 4- years). This positioning helped relative returns as bonds on the short-end of the curve suffered price declines as their yields increased. The South Carolina fund was overweighted in bonds on the long end of the curve (represented by bonds with durations of 11- to 25- years). This helped relative results during the period because long-term municipal bonds increased in price as their yields flattened.

The average credit quality of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral for all funds with the exception of the South Carolina and Virginia funds, where credit quality hurt results.

Sector allocation benefited the Mississippi and New York funds, where our underweighted positions in the general obligation sector aided results. The Virginia fund benefited from an overweighting in the utilities sector. On the negative side, security selection in the credit enhanced sector was an area of weakness for many of the funds. Underweighting the strong-performing tobacco sector hurt results for all funds, except the New York and Tennessee funds, where the sector had a neutral impact on performance. Security selection in the pre-refunded bonds sector also negatively impacted relative returns for the New York, South Carolina, and West Virginia funds. Overweighting this sector in the Tennessee fund also dampened results.

Respectfully,

Michael Dawson
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/06
(Not Restated)

The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                        MFS Mississippi      Lehman Brothers
                         Municipal Bond         Municipal
                      Bond Fund - Class A       Bond Index

              3/96          $ 9,525              $10,000
              3/97           10,022               10,547
              3/98           11,126               11,677
              3/99           11,751               12,400
              3/00           11,683               12,390
              3/01           12,854               13,744
              3/02           13,298               14,261
              3/03           14,558               15,671
              3/04           15,252               16,590
              3/05           15,674               17,032
              3/06           16,237               17,682

MFS(R) MISSISSIPPI BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                  8/06/92                    3.59%     4.78%     5.48%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.71%     3.95%     4.64%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average "other state" municipal debt fund (l)      3.82%     4.88%     5.40%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.33%     3.77%     4.97%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.25%     3.61%     4.64%
  With CDSC (Declining over six years
  from 4% to 0%)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                         MFS New York     Lehman Brothers
                        Municipal Bond       Municipal
                        Fund - Class A      Bond Index

              3/96         $ 9,525            $10,000
              3/97           9,971             10,547
              3/98          11,126             11,677
              3/99          11,698             12,400
              3/00          11,574             12,390
              3/01          12,819             13,744
              3/02          13,224             14,261
              3/03          14,553             15,671
              3/04          15,267             16,590
              3/05          15,641             17,032
              3/06          16,157             17,682

MFS(R) NEW YORK MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                  6/06/88                    3.30%     4.74%     5.43%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.43%     3.90%     4.60%
  ----------------------------------------------------------------------------
       C                 12/11/00                    2.43%     3.94%     4.61%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average New York municipal debt fund (l)           3.89%     4.64%     5.20%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.61%     3.72%     4.91%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.51%     3.56%     4.60%
  With CDSC (Declining over six years
  from 4% to 0%)
  ----------------------------------------------------------------------------
       C                                             1.45%     3.94%     4.61%
  With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(x) Assuming redemption within one year from the end of the prior month of purchase.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                      MFS North Carolina    Lehman Brothers
                        Municipal Bond         Municipal
                        Fund - Class A        Bond Index

              3/96         $ 9,525              $10,000
              3/97          10,010               10,547
              3/98          11,047               11,677
              3/99          11,572               12,400
              3/00          11,379               12,390
              3/01          12,539               13,744
              3/02          12,926               14,261
              3/03          14,181               15,671
              3/04          14,891               16,590
              3/05          15,211               17,032
              3/06          15,742               17,682

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                 10/31/84                    3.49%     4.65%     5.15%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.73%     3.94%     4.46%
  ----------------------------------------------------------------------------
       C                  1/03/94                    2.82%     3.96%     4.48%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average North Carolina municipal debt fund (l)     3.14%     4.23%     4.89%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.43%     3.64%     4.64%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.22%     3.60%     4.46%
  With CDSC (Declining over six years
  from 4% to 0%)
  ----------------------------------------------------------------------------
       C                                             1.83%     3.96%     4.48%
  With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(x) Assuming redemption within one year from the end of the prior month of purchase.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                        MFS Pennsylvania    Lehman Brothers
                         Municipal Bond        Municipal
                         Fund - Class A       Bond Index

              3/96           $ 9,525            $10,000
              3/97             9,970             10,547
              3/98            11,131             11,677
              3/99            11,782             12,400
              3/00            11,730             12,390
              3/01            13,002             13,744
              3/02            13,502             14,261
              3/03            14,868             15,671
              3/04            15,629             16,590
              3/05            16,093             17,032
              3/06            16,750             17,682

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                  2/01/93                    4.08%     5.20%     5.81%
  ----------------------------------------------------------------------------
       B                  9/07/93                    3.30%     4.36%     4.97%
--------------------------------------------------------------------------------
AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average Pennsylvania municipal debt fund (l)       3.66%     4.79%     5.03%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -0.86%     4.18%     5.29%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -0.69%     4.02%     4.97%
  With CDSC (Declining over six years
  from 4% to 0%)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                      MFS South Carolina    Lehman Brothers
                        Municipal Bond         Municipal
                        Fund - Class A        Bond Index

              3/96         $ 9,525              $10,000
              3/97           9,949               10,547
              3/98          11,006               11,677
              3/99          11,482               12,400
              3/00          11,222               12,390
              3/01          12,373               13,744
              3/02          12,828               14,261
              3/03          14,048               15,671
              3/04          14,793               16,590
              3/05          15,166               17,032
              3/06          15,694               17,682

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A              10/31/84                       3.48%     4.87%     5.12%
  ----------------------------------------------------------------------------
       B               9/07/93                       2.73%     4.19%     4.43%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average South Carolina municipal debt fund (l)     3.16%     4.47%     4.97%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.44%     3.85%     4.61%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.23%     3.85%     4.43%
  With CDSC (Declining over six years
  from 4% to 0%)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                          MFS Tennessee    Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A      Bond Index

              3/96         $ 9,525             $10,000
              3/97           9,952              10,547
              3/98          11,058              11,677
              3/99          11,589              12,400
              3/00          11,386              12,390
              3/01          12,510              13,744
              3/02          12,930              14,261
              3/03          14,138              15,671
              3/04          14,816              16,590
              3/05          15,191              17,032
              3/06          15,666              17,682

MFS(R) TENNESSEE MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                  8/12/88                    3.13%     4.60%     5.10%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.56%     3.95%     4.43%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average Tennessee municipal debt fund (l)          2.89%     4.27%     4.94%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.77%     3.59%     4.59%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.39%     3.60%     4.43%
  With CDSC (Declining over six years
  from 4% to 0%)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                          MFS Virginia     Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A      Bond Index

              3/96         $ 9,525             $10,000
              3/97           9,903              10,547
              3/98          10,925              11,677
              3/99          11,440              12,400
              3/00          11,315              12,390
              3/01          12,510              13,744
              3/02          12,751              14,261
              3/03          13,412              15,671
              3/04          14,705              16,590
              3/05          15,120              17,032
              3/06          15,641              17,682

MFS(R) VIRGINIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                 10/31/84                    3.45%     4.76%     5.09%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.78%     4.08%     4.39%
  ----------------------------------------------------------------------------
       C                  1/03/94                    2.78%     4.08%     4.41%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average Virginia municipal debt fund (l)           3.16%     4.27%     4.93%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.47%     3.75%     4.57%
  With Initial Sales Charge (4.75%)
------------------------------------------------------------------------------
       B                                            -1.19%     3.74%     4.39%
  With CDSC (Declining over six years
  from 4% to 0%)
------------------------------------------------------------------------------
       C                                             1.79%     4.08%     4.41%
  With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(x) Assuming redemption within one year from the end of the prior month of purchase.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/06)

                        MFS West Virginia  Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A      Bond Index

              3/96         $ 9,525             $10,000
              3/97          10,021              10,547
              3/98          10,965              11,677
              3/99          11,483              12,400
              3/00          11,266              12,390
              3/01          12,398              13,744
              3/02          12,868              14,261
              3/03          14,031              15,671
              3/04          14,710              16,590
              3/05          15,046              17,032
              3/06          15,528              17,682

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class      Class inception date              1-yr      5-yr      10-yr
--------------------------------------------------------------------------------
       A                 10/31/84                    3.21%     4.61%     5.01%
  ----------------------------------------------------------------------------
       B                  9/07/93                    2.45%     3.93%     4.32%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
--------------------------------------------------------------------------------
  Average "other state" municipal debt fund (l)      3.82%     4.88%     5.40%
  ----------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index (f)           3.81%     5.17%     5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
--------------------------------------------------------------------------------
       A                                            -1.69%     3.59%     4.50%
  With Initial Sales Charge (4.75%)
  ----------------------------------------------------------------------------
       B                                            -1.50%     3.58%     4.32%
  With CDSC (Declining over six years
  from 4% to 0%)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds' performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

For the MFS New York Municipal Bond Fund only:

Performance for Class C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

FUND EXPENSE TABLES (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, OCTOBER 1, 2005, THROUGH MARCH 31, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                0.83%         $1,000.0         $1,009.90         $4.16
    A       -------------------------------------------------------------------------------
            Hypothetical (h)      0.83%         $1,000.00        $1,020.79         $4.18
-------------------------------------------------------------------------------------------
            Actual                1.59%         $1,000.00        $1,006.10         $7.95
    B       -------------------------------------------------------------------------------
            Hypothetical (h)      1.59%         $1,000.00        $1,017.00         $8.00
-------------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) NEW YORK MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                1.01%         $1,000.00        $1,006.80         $5.05
    A       -------------------------------------------------------------------------------
            Hypothetical (h)      1.01%         $1,000.00        $1,019.90         $5.09
-------------------------------------------------------------------------------------------
            Actual                1.76%         $1,000.00        $1,003.00         $8.79
    B       -------------------------------------------------------------------------------
            Hypothetical (h)      1.76%         $1,000.00        $1,016.16         $8.85
-------------------------------------------------------------------------------------------
            Actual                1.76%         $1,000.00        $1,003.00         $8.79
    C       -------------------------------------------------------------------------------
            Hypothetical (h)      1.76%         $1,000.00        $1,016.16         $8.85
-------------------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                1.06%         $1,000.00        $1,009.20         $5.31
    A       -------------------------------------------------------------------------------
            Hypothetical (h)      1.06%         $1,000.00        $1,019.65         $5.34
-------------------------------------------------------------------------------------------
            Actual                1.72%         $1,000.00        $1,006.00         $8.60
    B       -------------------------------------------------------------------------------
            Hypothetical (h)      1.72%         $1,000.00        $1,016.36         $8.65
-------------------------------------------------------------------------------------------
            Actual                1.71%         $1,000.00        $1,006.00         $8.55
    C       -------------------------------------------------------------------------------
            Hypothetical (h)      1.71%         $1,000.00        $1,016.40         $8.60
-------------------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                0.75%         $1,000.00        $1,013.20         $3.76
    A       -------------------------------------------------------------------------------
            Hypothetical (h)      0.75%         $1,000.00        $1,021.19         $3.78
-------------------------------------------------------------------------------------------
            Actual                1.51%         $1,000.00        $1,010.40         $7.57
    B       -------------------------------------------------------------------------------
            Hypothetical (h)      1.51%         $1,000.00        $1,017.40         $7.59
-------------------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                1.08%         $1,000.00        $1,009.50         $5.41
   A        -------------------------------------------------------------------------------
            Hypothetical (h)      1.08%         $1,000.00        $1,019.55         $5.44
-------------------------------------------------------------------------------------------
            Actual                1.74%         $1,000.00        $1,006.20         $8.70
   B        -------------------------------------------------------------------------------
            Hypothetical (h)      1.74%         $1,000.00        $1,016.26         $8.75
-------------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.
MFS(R) TENNESSEE MUNICIPAL BOND FUND (Not Restated)
-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                0.93%         $1,000.00        $1,006.70         $4.65
   A        -------------------------------------------------------------------------------
            Hypothetical (h)      0.93%         $1,000.00        $1,020.29         $4.68
-------------------------------------------------------------------------------------------
            Actual                1.58%         $1,000.00        $1,003.40         $7.89
   B        -------------------------------------------------------------------------------
            Hypothetical (h)      1.58%         $1,000.00        $1,017.05         $7.95
-------------------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                1.03%         $1,000.00        $1,008.40         $5.16
   A        -------------------------------------------------------------------------------
            Hypothetical (h)      1.03%         $1,000.00        $1,019.80         $5.19
-------------------------------------------------------------------------------------------
            Actual                1.68%         $1,000.00        $1,005.10         $8.40
   B        -------------------------------------------------------------------------------
            Hypothetical (h)      1.68%         $1,000.00        $1,016.55         $8.45
-------------------------------------------------------------------------------------------
            Actual                1.67%         $1,000.00        $1,006.00         $8.35
   C        -------------------------------------------------------------------------------
            Hypothetical (h)      1.67%         $1,000.00        $1,016.60         $8.40
-------------------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------
                                                                                 Expenses
                                                                                Paid During
                                Annualized      Beginning         Ending        Period (p)
                                 Expense      Account Value    Account Value     10/01/05-
Share Class                       Ratio         10/01/05          3/31/06         3/31/06
-------------------------------------------------------------------------------------------
            Actual                1.08%         $1,000.00        $1,010.20         $5.41
   A        -------------------------------------------------------------------------------
            Hypothetical (h)      1.08%         $1,000.00        $1,019.55         $5.44
-------------------------------------------------------------------------------------------
            Actual                1.74%         $1,000.00        $1,006.00         $8.70
   B        -------------------------------------------------------------------------------
            Hypothetical (h)      1.74%         $1,000.00        $1,016.26         $8.75
-------------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 3/31/06       MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.7%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport and Port           Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC,
Revenue - 3.0%             5%, 2031                                                                   $ 2,510,000    $  2,590,370
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 16.8%    Commonwealth of Puerto Rico, FGIC, 5.5%, 2016 (u)                          $ 6,220,000    $  6,952,778
                           Hinds County, MS, MBIA, 6.25%, 2010                                          1,660,000       1,809,400
                           Hinds County, MS, MBIA, 6.25%, 2011                                          1,285,000       1,425,849
                           Mississippi Development Bank Special Obligations (Jackson, Mississippi)
                           FSA, 5.25%, 2018                                                               600,000         657,348
                           Mississippi Development Bank Special Obligations (Jackson, Mississippi)
                           FSA, 5.25%, 2019                                                             1,260,000       1,382,812
                           Mississippi Development Bank Special Obligations (Jackson, Mississippi)
                           FSA, 5.25%, 2020                                                               620,000         681,826
                           Mississippi Development Bank Special Obligations, Harrison County
                           Mississippi Highway Construction, "N", FGIC, 5%, 2026                        1,000,000       1,037,410
                           Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025               500,000         524,385
                                                                                                                     ------------
                                                                                                                     $ 14,471,808
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 4.0%         Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)               $ 1,500,000    $  1,601,730
                           State of Mississippi, Capital Improvement, 5.5%, 2010 (c)                      750,000         802,702
                           State of Mississippi, Capital Improvement, "I", 6%, 2009 (c)                 1,000,000       1,074,540
                                                                                                                     ------------
                                                                                                                     $  3,478,972
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.8%             Biloxi, MS, Public School District, MBIA, 5%, 2021                         $ 1,000,000    $  1,029,320
                           Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)             1,000,000       1,083,640
                           Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                    2,000,000         850,980
                           Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                    1,000,000         398,440
                           Madison County, MS, School District, "A", MBIA, 5.875%, 2016                 1,500,000       1,605,915
                                                                                                                     ------------
                                                                                                                     $  4,968,295
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 16.2%          Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health
                           Center), AMBAC, 5.75%, 2013                                                $ 1,000,000    $  1,021,090
                           Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health
                           Center), 5.5%, 2021                                                            400,000         402,128
                           Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031        500,000         511,965
                           Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA,
                           6.125%, 2015                                                                 2,250,000       2,265,322
                           Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA,
                           6.2%, 2018                                                                   1,000,000       1,006,990
                           Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC,
                           5.6%, 2012                                                                   2,055,000       2,133,994
                           Jones County, MS, Hospital Rev. (South Central Regional Medical
                           Center), 5.5%, 2017                                                          1,000,000       1,017,480
                           Mississippi Development Bank Special Obligations (Adams County
                           Hospital) FSA, 5.75%, 2016                                                   1,000,000       1,014,640
                           Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                           Medical Center) MBIA, 6.5%, 2010                                             1,190,000       1,204,625
                           Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                           Medical Center) MBIA, 6%, 2013                                                 750,000         758,955
                           Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                           Memorial Healthcare), "B-1", 5%, 2024                                        1,000,000       1,012,270
                           Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest
                           County General Hospital) FSA, 5.625%, 2020                                   1,000,000       1,074,600
                           Mississippi Hospital Equipment & Facilities Authority Rev., Refunding &
                           Improvement, Southwest Regional Medical Center, 5.5%, 2019                     250,000         260,320
                           Mississippi Hospital Equipment & Facilities Authority, Refunding &
                           Improvement, Southwest Regional Medical Center, 5.75%, 2023                    250,000         261,220
                                                                                                                     ------------
                                                                                                                     $ 13,945,599
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -   Mississippi Business Finance Corp. (Solid Waste Management, Inc.),
0.3%                       4.4%, 2027                                                                 $   250,000    $    250,868
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.3%               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                           $   210,000    $    221,449
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 3.2%               Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.)
                           "A", 5.8%, 2021                                                            $   500,000    $    511,215
                           Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
                           (Weyerhaeuser Co.), 6.8%, 2022                                               1,250,000       1,486,488
                           Warren County, MS, Environmental Improvement Rev. (International Paper
                           Co.), "A", 4.4%, 2015                                                          750,000         714,082
                                                                                                                     ------------
                                                                                                                     $  2,711,785
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 1.4%             Mississippi Development Bank, Special Obligation (Diamond Lakes
                           Utilities), 6.25%, 2017                                                    $ 1,150,000    $  1,173,161
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 2.0%             Gulfport, MS, Community Development Urban Renewal Rev. (Oakview
                           Apartments) FNMA, 7.4%, 2025                                               $ 1,720,000    $  1,723,079
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 6.9%               Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA, 6.375%, 2032  $   550,000    $    570,922
                           Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031         205,000         214,301
                           Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023       780,000         796,887
                           Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031      330,000         339,781
                           Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032       320,000         331,219
                           Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027       235,000         236,981
                           Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035         860,000         879,513
                           Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033      585,000         612,612
                           Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025        885,000         889,425
                           Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027        174,000         176,563
                           Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024              890,000         891,104
                                                                                                                     ------------
                                                                                                                     $  5,939,308
---------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 13.9%           Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                          $   430,000    $    447,428
                           Mississippi Development Bank Special Obligations (Correctional
                           Facilities), "A", AMBAC, 5.125%, 2025                                        1,000,000       1,047,450
                           Mississippi Development Bank Special Obligations (Hinds County Public
                           Improvements), FSA, 5.25%, 2030                                              1,110,000       1,172,837
                           Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax
                           Hospital Rev.), 5.1%, 2020                                                   1,000,000       1,037,280
                           Mississippi Development Bank Special Obligations (Natchez Mississippi
                           Convention Center) AMBAC, 6%, 2021                                             750,000         819,360
                           Mississippi Development Bank Special Obligations (Public Improvement
                           Board), 5%, 2023                                                               750,000         750,323
                           Mississippi Development Bank Special Obligations (Southaven, MS,
                           Recreation Facilities), 5.875%, 2014                                           375,000         395,670
                           Mississippi Development Bank Special Obligations (Southaven, MS,
                           Recreation Facilities), 6.2%, 2020                                             400,000         426,268
                           Mississippi Development Bank Special Obligations (Tunica County Highway
                           Construction Project), FGIC, 5%, 2024                                        1,000,000       1,041,600
                           Mississippi Development Bank Special Obligations (Tunica County Highway
                           Construction Project), FGIC, 5%, 2025                                        1,000,000       1,039,390
                           Mississippi Development Bank Special Obligations (Tupelo Fairgrounds),
                           "A", AMBAC, 5%, 2017                                                           785,000         812,342
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                    1,000,000       1,091,270
                           Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                1,750,000       1,914,185
                                                                                                                     ------------
                                                                                                                     $ 11,995,403
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.0%         Puerto Rico Convention Center, District Authority Hotel Occupancy Tax
                           Rev., "A", CIFG, 4.5%, 2036                                                $   750,000    $    730,597
                           Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                 135,000         140,243
                                                                                                                     ------------
                                                                                                                     $    870,840
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033  $   235,000    $    240,901
                           Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041        350,000         357,193
                                                                                                                     ------------
                                                                                                                     $    598,094
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 1.4%                 Mississippi Development Bank Special Obligations, Madison County (Road
                           & Bridge) AMBAC, 5.1%, 2019                                                $ 1,175,000    $  1,234,526
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 11.0%           Jackson State University, Educational Building Corp. Rev., (Campus
                           Facilities), "A", FGIC, 5%, 2029                                           $ 3,100,000    $  3,196,565
                           Jackson State University, Educational Building Corp. Rev., (Student
                           Recreation Center), AMBAC, 5.125%, 2027                                        750,000         779,483
                           Medical Center, Educational Building Corp. Rev. (University of
                           Mississippi Medical Center), "B", AMBAC, 5.5%, 2023                          1,000,000       1,134,000
                           Mississippi State University Educational Building Corp. Rev. (Athletic
                           Facilities), "A", 6.2%, 2006 (c)                                             1,000,000       1,024,120
                           Mississippi State University Educational Building Corp. Rev., AMBAC,
                           5.5%, 2016                                                                   1,000,000       1,066,270
                           Mississippi State University Educational Building Corp. Rev., AMBAC,
                           5%, 2021                                                                       250,000         258,352
                           Mississippi Valley State University, Educational Building Corp., MBIA,
                           5.5%, 2021                                                                     890,000         941,575
                           University of Mississippi, Educational Building Corp. (Performing Arts
                           Center) AMBAC, 5.25%, 2018                                                   1,000,000       1,038,150
                                                                                                                     ------------
                                                                                                                     $  9,438,515
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.7%               Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                          $ 2,000,000    $  2,118,180
                           Mississippi Development Bank Special Obligations (Okolona Electric
                           System), 5.2%, 2016                                                          1,010,000       1,056,985
                           Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                   875,000         909,615
                                                                                                                     ------------
                                                                                                                     $  4,084,780
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 11.1%            Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)             $   420,000    $    441,323
                           Mississippi Development Bank Special Obligations (Combined Water Sewer
                           & Solid Waste Management) FSA, 5.25%, 2021                                   1,270,000       1,369,454
                           Mississippi Development Bank Special Obligations (Combined Water Sewer
                           & Solid Waste Management) FSA, 5.05%, 2027                                   1,610,000       1,693,028
                           Mississippi Development Bank Special Obligations (Gulfport Water &
                           Sewer Project) FSA, 5.625%, 2012 (c)                                           500,000         556,655
                           Mississippi Development Bank Special Obligations (Gulfport Water &
                           Sewer Project), "A", FGIC, 5.25%, 2012 (c)                                   2,000,000       2,153,860
                           Mississippi Development Bank Special Obligations (Jackson Water & Sewer
                           System Project) FSA, 5%, 2029                                                2,000,000       2,063,600
                           Mississippi Development Bank Special Obligations (Jackson Water & Sewer
                           System Project), FGIC, 5%, 2032                                                250,000         257,160
                           Mississippi Development Bank Special Obligations, Grenada, MS, Water &
                           Sewer Systems Project, "N", FSA, 5%, 2030                                    1,000,000       1,037,181
                                                                                                                     ------------
                                                                                                                     $  9,572,261
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $86,009,966)                                                               $ 89,269,113
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
                           Jefferson County, AL, Sewer Rev., 3.22%, due 4/06/06                       $   300,000    $    300,000
                           Oklahoma Industries Authority, Health System Rev. (Integris Baptist
                           Medical Center), "B", 3.18%, due 4/03/06                                       400,000         400,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $    700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $86,709,966)                                                                   $ 89,969,113
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.5)%                                                                                (3,907,593
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 86,061,520
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/01/07           USD          $2,000,000               Fixed - 3 Year                Floating - 7 Day              $ 27,467
                                                     BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 7/13/16           USD           1,000,000               Fixed - 10 Year               Floating - 7 Day                21,024
                                                     BMA Swap Index (3.742%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/15/18           USD           2,000,000               Fixed - 12 Year               Floating - 7 Day                10,528
                                                     BMA Swap Index (4.019%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/22/18           USD           1,000,000               Fixed - 12 Year               Floating - 7 Day                19,031
                                                     BMA Swap Index (3.861%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/07/26           USD           1,000,000             Floating - 3 Month               Fixed - 20 Year               (26,908)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.268%)
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26           USD             850,000             Floating - 3 Month               Fixed - 20 Year               (13,173)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,969
                                                                                                                     ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) NEW YORK MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.5%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.5%             New York City, NY, City Industrial Development Agency, Special
                           Facilities Rev. (Terminal One Group), 5.5%, 2024                             1,000,000       1,050,690
                           Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                      1,500,000       1,548,705
                           Port Authority NY & NJ, (132nd Series), 5%, 2033                             2,000,000       2,068,160
                           Port Authority NY & NJ, Special Obligation Rev. (JFK International),
                           MBIA, 6.25%, 2015                                                            1,000,000       1,148,430
                                                                                                                     ------------
                                                                                                                     $  5,815,985
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 8.1%     Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                          $ 2,700,000    $  3,006,585
                           Nassau County, NY, Health Systems Rev. (Nassau County), FSA,
                           6%, 2009 (c)                                                                 1,000,000       1,090,570
                           New York NY, "N", 5%, 2026                                                   1,500,000       1,550,730
                           New York, NY, "D", 5%, 2028                                                  2,000,000       2,057,500
                           New York, NY, "A", 6%, 2010 (c)                                                990,000       1,085,763
                           New York, NY, "B", 5.375%, 2017                                              1,250,000       1,332,162
                           New York, NY, "C-1", 5.25%, 2025                                             1,000,000       1,060,310
                           New York, NY, "G", 5%, 2028                                                  2,000,000       2,057,900
                           New York, NY, "J", FGIC, 5.5%, 2026                                            200,000         203,386
                           New York, NY, Unrefunded, "A", 6%, 2019                                         10,000          10,804
                                                                                                                     ------------
                                                                                                                     $ 13,455,710
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.1%         Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                   $   140,000    $    146,556
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.5%             Genesee Valley, NY, Central School District (Angelica Belmont), FGIC,
                           5.25%, 2028                                                                $ 1,720,000    $  1,850,290
                           North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018         2,415,000       2,564,899
                           Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012 (c)            500,000         598,480
                           Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013 (c)            500,000         609,525
                           Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014 (c)            500,000         620,510
                           Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015 (c)            500,000         629,670
                           Rome, NY, City School District, FSA, 5.5%, 2009 (c)                          1,000,000       1,065,720
                           Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008        550,000         593,346
                           Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009        550,000         611,320
                                                                                                                     ------------
                                                                                                                     $  9,143,760
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 6.6%           Chautauqua County, NY, Industrial Development Agency, Civic
                           Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017                $   155,000    $    157,006
                           Chautauqua County, NY, Industrial Development Agency, Civic
                           Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029                     490,000         485,605
                           Chemung County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Arnot Ogden Medical Center), "A", 5%, 2029                               750,000         754,672
                           Chemung County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Arnot Ogden Medical Center), "B", 5%, 2029                             1,000,000       1,006,230
                           Fulton County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                              615,000         613,383
                           Monroe County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Highland Hospital of Rochester), 5%, 2025                              1,000,000       1,007,340
                           Nassau County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (North Shore Health Systems), "D", 5.625%, 2010                           500,000         528,280
                           New York City, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Staten Island University Hospital), "B", 6.375%, 2031                    500,000         507,290
                           New York City, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017              760,000         789,260
                           New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC,
                           5.25%, 2019                                                                    810,000         852,136
                           New York Dormitory Authority Rev. (North Shore Long Island Jewish
                           Group), 5.5%, 2033                                                         $   250,000    $    263,290
                           New York Dormitory Authority Rev. (White Plains Hospital), FHA,
                           5.375%, 2043                                                                 1,500,000       1,579,215
                           New York State Dormitory Authority Rev., Non State Supported Debt
                           (Mt. Sinai NYU Health), 5.5%, 2026                                             250,000         253,760
                           New York State Dormitory Authority Rev., Non State Supported Debt
                           (Mt. Sinai NYU Health), "C", 5.5%, 2026                                        500,000         507,520
                           Suffolk County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Huntington Hospital), "C", 5.875%, 2032                                1,000,000       1,046,180
                           Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
                           (St. John's Riverside Hospital), "A", 7.125%, 2031                             500,000         519,640
                                                                                                                     ------------
                                                                                                                     $ 10,870,807
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long
Term Care - 0.4%           Suffolk County, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Gurwin Jewish Phase II), 6.7%, 2039                                  $   385,000    $    406,256
                           Westchester County, NY, Industrial Development Agency, Civic
                           Facilities Rev., Continuing Care Retirement (Kendal On Hudson), "A",
                           6.5%, 2034                                                                     300,000         311,640
                                                                                                                     ------------
                                                                                                                     $    717,896
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.9%      Nassau County, NY, Industrial Development Agency, Civic Facility Rev.
                           (Special Needs Facility), "B-1", 6.5%, 2017                                $   205,000    $    212,558
                           New York Dormitory Authority Rev. (Jewish Board of Families &
                           Children), AMBAC, 5%, 2023                                                     695,000         725,823
                           New York, NY, Industrial Development Agency (PSCH, Inc.),
                           6.375%, 2033                                                                   500,000         519,400
                                                                                                                     ------------
                                                                                                                     $  1,457,781
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Airlines - 0.2%            New York City, NY, Industrial Development Agency Rev. (American
                           Airlines, Inc.), 7.625%, 2025                                              $   350,000    $    384,608

---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.0%               Onondaga County, NY, Industrial Development Agency, Sewer Facilities
                           Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024                              $ 1,000,000    $  1,120,930
                           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                               430,000         453,444
                                                                                                                     ------------
                                                                                                                     $  1,574,374
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 1.6%               Essex County, NY, Industrial Development Agency, Pollution Control
                           Rev. (International Paper Corp.), 5.55%, 2014                              $   750,000    $    787,425
                           Essex County, NY, Industrial Development Agency, Pollution Control
                           Rev. (International Paper Corp.), 6.15%, 2021                                1,000,000       1,030,690
                           Essex County, NY, Industrial Development Agency, Pollution Control
                           Rev. (International Paper Corp.), 6.45%, 2023                                  700,000         747,810
                                                                                                                     ------------
                                                                                                                     $  2,565,925
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &            New York City, NY, City Industrial Development Agency Rev., Liberty
Tourism - 0.3%             IAC/InterActiveCorp, 5%, 2035                                              $   500,000    $    489,655
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 0.6%               New York City, NY, Industrial Development Agency, Civic Facilities
                           Rev. (United Jewish Appeal), "A", 5%, 2027                                 $ 1,000,000    $  1,041,720
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 2.6%             New York City, NY, City Housing Development Corp., "E", 4.65%, 2025        $ 1,000,000    $  1,000,730
                           New York City, NY, Housing Development Corp., Multi-Family Housing
                           Rev., 5.5%, 2034                                                             2,000,000       2,045,440
                           New York City, NY, Housing Development Corp., Multi-Family Housing
                           Rev., "C", 5.6%, 2019                                                          400,000         420,744
                           New York State Housing Finance Agency Rev. Multi Family Housing, "A",
                           5.1%, 2041                                                                     840,000         846,418
                                                                                                                     ------------
                                                                                                                     $  4,313,332
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 0.3%             Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA,
                           5.375%, 2021                                                               $   475,000    $    513,000
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 4.8%               New York Mortgage Agency Rev., 4.6%, 2015                                  $ 2,000,000    $  2,009,620
                           New York Mortgage Agency Rev., 5.8%, 2020                                    1,555,000       1,598,913
                           New York Mortgage Agency Rev., 5.1%, 2024                                    2,000,000       2,022,220
                           New York Mortgage Agency Rev., "130", 4.75%, 2030                            1,500,000       1,468,110
                           New York Mortgage Agency Rev., "B", 5.85%, 2018                                845,000         877,296
                                                                                                                     ------------
                                                                                                                     $  7,976,159
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste
Revenue - 0.5%             Niagara County, NY, Industrial Development Agency, Solid Waste
                           Disposal Rev., (American Ref-fuel), "C", 5.625%, 2024                      $   850,000    $    883,728
---------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 5.7%               New York Dormitory Authority (City University), AMBAC, 5.75%, 2018         $   800,000    $    907,160
                           New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)           1,700,000       1,869,354
                           New York Dormitory Authority (School Program), 6.25%, 2020                   1,690,000       1,858,713
                           New York Dormitory Authority (State University), 5.375%, 2010 (c)            1,500,000       1,612,605
                           New York Dormitory Authority (State University), 5.875%, 2017                1,130,000       1,290,144
                           New York Dormitory Authority (Upstate Community Colleges), "A", FSA,
                           6%, 2010 (c)                                                                 1,010,000       1,110,616
                           New York Municipal Bond Bank Agency, Special Program Rev., "A",
                           AMBAC, 5.25%, 2015                                                             715,000         757,271
                                                                                                                     ------------
                                                                                                                     $  9,405,863
---------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 12.0%           New York City Industrial Development Agency (American National Red
                           Cross Project), AMBAC, 5%, 2036                                            $   500,000    $    518,435
                           New York Dormitory Authority (City University), "A", 5.625%, 2016            2,450,000       2,724,988
                           New York Dormitory Authority (Judicial Institute at Pace), AMBAC,
                           5.5%, 2020                                                                   2,500,000       2,672,925
                           New York Dormitory Authority Rev., Mental Health Services, "A", MBIA,
                           5.75%, 2010 (c)                                                                  5,000           5,380
                           New York Dormitory Authority Rev., Mental Health Services, "B", MBIA,
                           5.25%, 2011 (c)                                                                385,000         413,374
                           New York Dormitory Authority Rev., Mental Health Services, "D", FSA,
                           5.25%, 2010 (c)                                                                 35,000          37,223
                           New York Dormitory Authority Rev., Mental Health Services,
                           Unrefunded, "B", MBIA, 5.25%, 2031                                             830,000         866,943
                           New York Dormitory Authority Rev., Mental Health Services,
                           Unrefunded, "D", FSA, 5.25%, 2030                                               70,000          73,352
                           New York Dormitory Authority, Mental Health Services Facilities
                           Improvement, "B", MBIA, 5.25%, 2011 (c)                                        785,000         840,884
                           New York Dormitory Authority, Mental Health Services Facilities
                           Improvement, "D", FSA, 5.25%, 2010 (c)                                         895,000         951,841
                           New York Municipal Bond Bank Agency, Special School Purpose Rev.,
                           5.25%, 2022                                                                  1,000,000       1,056,660
                           New York Urban Development Corp. (Correctional Facilities), AMBAC,
                           0%, 2009                                                                     5,000,000       4,504,100
                           New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015       2,750,000       3,032,123
                           Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                    2,000,000       2,150,860
                                                                                                                     ------------
                                                                                                                     $ 19,849,088
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%         New York City, NY, Transitional Finance Authority Rev., "A",
                           5.75%, 2009 (c)                                                            $ 2,730,000    $  2,938,326
                           New York City, NY, Transitional Finance Authority Rev., "A", 5%, 2026        1,000,000       1,040,330
                                                                                                                     ------------
                                                                                                                     $  3,978,656
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.9%             Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047              $ 8,000,000    $    664,000
                           Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041        400,000         408,220
                           New York County Tobacco Trust II, 5.625%, 2035                                 800,000         818,344
                           Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset
                           Backed, "C", 0%, 2060                                                        5,000,000          86,550
                           TSASC, Inc., NY, "1", 5%, 2034                                                 750,000         729,128
                           Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045              500,000         486,570
                                                                                                                     ------------
                                                                                                                     $  3,192,812
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 13.6%         New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)             $   200,000    $    207,486
                           New York Thruway Authority, General Rev., "E", 5.25%, 2015                   1,300,000       1,344,200
                           Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015 (u)        7,000,000       7,555,940
                           Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                 1,000,000       1,026,550
                           Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)             1,000,000       1,087,340
                           Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)       10,000,000      11,042,800
                           Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded "A", MBIA,
                           5%, 2032                                                                       310,000         319,799
                                                                                                                     ------------
                                                                                                                     $ 22,584,115
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 7.6%                 Metropolitan Transportation Authority Rev., NY, AMBAC, ETM,
                           5.75%, 2013 (c)                                                            $   825,000    $    892,122
                           Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund
                           Rev., 5.5%, 2015 (c)                                                           750,000         833,070
                           Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)        1,095,000       1,141,943
                           Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)       2,000,000       2,166,100
                           Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025               2,500,000       2,597,475
                           Metropolitan Transportation Authority, NY, Commuter Facilities Rev.,
                           FGIC, 5.25%, 2011 (c)                                                        1,000,000       1,074,620
                           New York Thruway Authority, General Rev., Highway & Bridges, "A",
                           FSA, 5.8%, 2010 (c)                                                             20,000          21,740
                           New York Thruway Authority, General Rev., Highway & Bridges, "B-1",
                           FGIC, 5.4%, 2010 (c)                                                         2,000,000       2,148,460
                           Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2036           1,700,000       1,710,710
                                                                                                                     ------------
                                                                                                                     $ 12,586,240
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 4.6%            Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A",
                           6%, 2021                                                                   $ 1,000,000    $  1,065,030
                           Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
                           Community College), "A", 6.4%, 2019                                            500,000         559,780
                           Hempstead Town, NY, Industrial Development Agency, Civic Facilities
                           Rev. (Hofstra University), MBIA, 5.8%, 2015                                  1,500,000       1,537,620
                           New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015       40,000          40,081
                           New York Dormitory Authority Rev. (St. John's University), "A", MBIA,
                           5%, 2017                                                                       300,000         315,048
                           New York Dormitory Authority Rev. (Yeshiva University), AMBAC,
                           5.125%, 2034                                                                 1,000,000       1,055,240
                           Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne
                           College), 5.625%, 2021                                                         750,000         803,318
                           Schenectady, NY, Industrial Development Agency, Civic Facilities Rev.
                           (Union College), "A", AMBAC, 5%, 2032                                        2,000,000       2,068,560
                           Utica, NY, Industrial Development Agency, Civic Facilities Rev.
                           (Utica College), "A", 5.3%, 2008                                               110,000         111,179
                                                                                                                     ------------
                                                                                                                     $  7,555,856
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 0.6%         New York Dormitory Authority Rev. (New York University), "A", FGIC,
                           5%, 2029                                                                   $ 1,000,000    $  1,041,720
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 1.5%               New York Environmental Facilities, Water Facilities Rev. (NY American
                           Water Co.), 8.85%, 2015                                                    $ 2,500,000    $  2,507,525
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.6%               Guam Power Authority Rev., "B-1", AMBAC, 5.25%, 2014 (u)                   $ 1,000,000    $  1,057,410
                           Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2021          400,000         430,152
                           New York Power Authority Rev., 5.25%, 2040                                   3,000,000       3,148,620
                           New York Power Authority Rev., "A", 5%, 2021                                 1,000,000       1,048,660
                           Virgin Islands Water & Power Authority Rev., 5.5%, 2017                        200,000         203,760
                                                                                                                     ------------
                                                                                                                     $  5,888,602
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 13.0%            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           5.5%, 2010 (c)                                                             $ 1,850,000    $  1,997,038
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           "A", 5%, 2027                                                                1,500,000       1,551,150
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           "A", ETM, 6%, 2010 (c)                                                         620,000         675,899
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           "B", AMBAC, 5%, 2028                                                         1,500,000       1,565,445
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           "C", 4.75%, 2033                                                             1,500,000       1,511,970
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           AMBAC, ETM, 6.75%, 2014 (c)                                                  1,000,000       1,152,370
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           FGIC, 5.25%, 2033                                                            2,000,000       2,091,260
                           New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                           5%, 2024                                                                     1,005,000       1,048,004
                           New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                           5%, 2025                                                                     1,500,000       1,566,180
                           New York Environmental Facilities Corp., Clean Water & Drinking Rev.,
                           5%, 2029                                                                     2,000,000       2,085,880
                           New York Environmental Facilities Corp., Pollution Control Rev.,
                           5.75%, 2010                                                                    175,000         189,374
                           New York Environmental Facilities Corp., Pollution Control Rev.,
                           6.875%, 2010                                                                   220,000         220,396
                           New York Environmental Facilities Corp., Pollution Control Rev.,
                           7.25%, 2010                                                                     70,000          70,137
                           New York Environmental Facilities Corp., Pollution Control Rev., ETM,
                           5.75%, 2010 (c)                                                                945,000       1,021,091
                           New York Environmental Facilities Corp., Pollution Control Rev., ETM,
                           5.75%, 2010 (c)                                                              1,115,000       1,204,780
                           New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031     1,005,000       1,069,642
                           New York Environmental Facilities Corp., Water Facilities Rev.
                           (Spring Valley Water Co.), "B", AMBAC, 6.15%, 2024                           1,500,000       1,513,950
                           Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                     660,000         706,292
                           Suffolk County, NY, Water Authority Rev., MBIA, ETM, 5.1%, 2012 (c)            235,000         252,150
                                                                                                                     ------------
                                                                                                                     $ 21,493,008
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $161,256,114)                                                              $171,434,481
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
                           Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                           3.22%, due 4/06/06                                                         $   250,000    $    250,000
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           3.08%, due 4/03/06                                                             700,000         700,000
                           Washington State Health Care Facilities, "A", 3.12%, due 4/03/06               900,000         900,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $  1,850,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $163,106,114)                                                                  $173,284,481
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.6)%                                                                                (7,699,190)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $165,585,291
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
12/01/07           USD          $3,000,000               Fixed - 3 Year                Floating - 7 Day             $ 41,200
                                                     BMA Swap Index (2.795%)               BMA Index
----------------------------------------------------------------------------------------------------------------------------------
 6/06/16           USD           2,000,000               Fixed - 10 Year               Floating - 7 Day               10,603
                                                     BMA Swap Index (3.938%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 6/16/16           USD           1,500,000               Fixed - 10 Year               Floating - 7 Day                3,865
                                                     BMA Swap Index (3.977%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 7/13/16           USD           1,000,000               Fixed - 10 Year               Floating - 7 Day               21,024
                                                     BMA Swap Index (3.742%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 8/30/16           USD           1,500,000               Fixed - 10 Year               Floating - 7 Day               11,519
                                                     BMA Swap Index (3.926%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 6/22/18           USD           2,000,000               Fixed - 12 Year               Floating - 7 Day               38,062
                                                     BMA Swap Index (3.861%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 8/02/21           USD           1,000,000               Fixed - 15 Year               Floating - 7 Day               15,981
                                                     BMA Swap Index (4.011%)            BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
 9/13/26           USD           1,650,000             Floating - 3 Month               Fixed - 20 Year              (25,569)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $116,685
                                                                                                                    ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.5%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.3%             Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                           $ 2,000,000    $  2,075,040
                           Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                             4,485,000       4,628,296
                           Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                         1,000,000       1,064,840
                           Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                         3,775,000       4,016,223
                           Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030             3,000,000       3,124,230
                           Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018           2,700,000       2,862,783
                                                                                                                     ------------
                                                                                                                     $ 17,771,412
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.0%     Charlotte, NC, 5.5%, 2010 (c)                                              $ 3,100,000    $  3,369,948
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.4%         New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                 $ 4,200,000    $  4,636,926
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 3.8%             Brunswick County, NC, FGIC, 5%, 2020                                       $ 2,800,000    $  2,961,168
                           Cumberland County, NC, 5.8%, 2010 (c)                                        4,400,000       4,805,856
                           Johnston County, NC, FGIC, 5.6%, 2010 (c)                                    2,000,000       2,173,880
                           New Hanover County, NC, Public Improvement, 5%, 2021                         1,435,000       1,499,790
                           New Hanover County, NC, School Improvement, 5%, 2019                         1,255,000       1,327,301
                                                                                                                     ------------
                                                                                                                     $ 12,767,995
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 22.8%          Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC,
                           5%, 2017                                                                   $ 1,200,000    $  1,242,816
                           Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                           Healthcare), "A", 5.125%, 2022                                               1,000,000      1,028,330
                           Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                           Healthcare), "A", 5%, 2031                                                   3,500,000      3,577,210
                           Cumberland County, NC, Hospital Facilities Rev. (Cumberland
                           Hospital), MBIA, 0%, 2009                                                    1,800,000      1,563,948
                           New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical
                           Center), MBIA, 5%, 2019                                                      6,225,000      6,412,310
                           North Carolina Medical Care Commission (Cleveland County Healthcare),
                           "A", AMBAC, 5%, 2035                                                         1,305,000      1,343,080
                           North Carolina Medical Care Commission (Morehead Memorial Hospital),
                           FHA, 5%, 2026                                                                2,000,000      2,078,280
                           North Carolina Medical Care Commission (Northeast Medical Center),
                           5.25%, 2029                                                                  2,000,000      2,082,540
                           North Carolina Medical Care Commission (Novant Health), "A", MBIA,
                           5%, 2018                                                                     1,975,000      2,038,753
                           North Carolina Medical Care Commission (Novant Health), Obligations
                           Group A, 5%, 2020                                                              500,000        517,500
                           North Carolina Medical Care Commission, Health Care Facilities Rev.
                           (Wakemed), AMBAC, 5%, 2021                                                   3,500,000      3,661,630
                           North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson
                           Health Care System), FSA, 5.125%, 2032                                       1,500,000      1,567,770
                           North Carolina Medical Care Commission, Hospital Rev. (Duke
                           University), "C", 5.25%, 2021                                                5,975,000      5,992,029
                           North Carolina Medical Care Commission, Hospital Rev. (Gaston
                           Memorial Hospital), 5.5%, 2015                                               5,790,000      5,938,687
                           North Carolina Medical Care Commission, Hospital Rev. (Gaston
                           Memorial Hospital), 5.5%, 2019                                               6,500,000      6,666,465
                           North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                           Joseph Health Systems), 5.5%, 2021                                           2,825,000      3,001,563
                           North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                           Joseph Health Systems), MBIA, 5.1%, 2018                                     1,500,000      1,550,505
                           North Carolina Medical Care Commission, Hospital Rev. (Pitt County
                           Memorial Hospital), "B", 5%, 2008 (c)                                        3,000,000      3,131,070
                           North Carolina Medical Care Commission, Hospital Rev. (Rex
                           Healthcare), AMBAC, 5%, 2017                                                 5,000,000      5,152,100
                           North Carolina Medical Care Commission, Hospital Rev. (Southeastern
                           Regional Medical Center), 5.375%, 2032                                       3,330,000      3,436,427
                           North Carolina Medical Care Commission, Hospital Rev. (Wilson
                           Memorial Hospital), AMBAC, 0%, 2013                                          1,000,000        718,700
                           North Carolina Medical Care Commission, Hospital Rev. (Wilson
                           Memorial Hospital), AMBAC, 0%, 2015                                          1,140,000        739,712
                           Northern Hospital District Surry County, NC, Health Care Facilities
                           Rev., ASST GTY, 5.5%, 2019                                                   1,250,000      1,308,338
                           Northern Hospital District Surry County, NC, Health Care Facilities
                           Rev., ASST GTY, 5.1%, 2021                                                   1,000,000      1,037,420
                           Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM,
                           5.25%, 2021 (c)                                                             10,135,000     10,611,649
                                                                                                                     ------------
                                                                                                                     $ 76,398,832
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long
Term Care - 1.1%           North Carolina Medical Care Commission, Health Care Facilities Rev.
                           (Arbor Acres Community), 6.375%, 2032                                      $ 1,000,000    $  1,037,840
                           North Carolina Medical Care Commission, Health Care Facilities Rev.
                           (Deerfield), "A", 5%, 2023                                                   1,000,000       1,023,770
                           North Carolina Medical Care Commission, Health Care Facilities Rev.
                           (Givens Estates), 6.5%, 2032                                                   800,000         836,848
                           North Carolina Medical Care Commission, Health Care Facilities Rev.,
                           "A", 6.125%, 2035                                                              750,000         773,123
                                                                                                                     ------------
                                                                                                                     $  3,671,581
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.7%      Cumberland County, NC, Finance Corp., Installment Payment Rev.
                           (Detention Center & Mental Health), AMBAC, 5.625%, 2019                    $ 2,125,000    $  2,250,885
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.3%               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                           $   860,000    $    906,887
--------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 2.2%               Columbus County, NC, Industrial Facilities & Pollution Control
                           Financing Authority Rev. (International Paper Co.), "A", 5.8%, 2016        $ 2,000,000    $  2,072,840
                           Haywood County, NC, Industrial Facilities & Pollution Control
                           Financing Authority Rev. (Champion International Corp.), "A", 5.75%, 2025    5,400,000       5,446,980
                                                                                                                     ------------
                                                                                                                     $  7,519,820
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 2.4%             Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II,
                           GNMA, 4.65%, 2035                                                          $ 2,000,000    $  1,940,560
                           Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022           1,000,000       1,025,510
                           North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                 3,920,000       3,986,993
                           North Carolina Medical Care Commission, Health Care Facilities Rev.,
                           "A", 5.8%, 2034                                                              1,000,000       1,052,900
                                                                                                                     ------------
                                                                                                                     $  8,005,963
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 6.1%               North Carolina Housing Finance Agency Rev., "14-A", AMBAC, 4.35%, 2028     $ 3,070,000    $  3,075,587
                           North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032           435,000         436,357
                           North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030               2,430,000       2,453,012
                           North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026               2,000,000       2,007,960
                           North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037               3,000,000       2,951,460
                           North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019               3,080,000       3,140,892
                           North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                 695,000         716,260
                           North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                 1,430,000       1,439,052
                           North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                  245,000         248,795
                           North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017           1,420,000       1,455,855
                           North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                2,485,000       2,517,206
                                                                                                                     ------------
                                                                                                                     $ 20,442,436
---------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 8.2%               Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020       $ 1,000,000    $  1,078,480
                           Cabarrus County, NC, Installment Financing Contract, 5%, 2021                5,500,000       5,750,525
                           Carteret County, NC, AMBAC, 5.625%, 2020                                     1,010,000       1,080,377
                           Charlotte, NC, Certificates of Participation (Convention Facilities),
                           AMBAC, 0%, 2006                                                              1,075,000       1,050,555
                           Charlotte, NC, Certificates of Participation (Convention Facilities),
                           AMBAC, 0%, 2008                                                              3,000,000       2,708,250
                           Charlotte, NC, Certificates of Participation (Public Safety
                           Facilities), "D", 5.5%, 2010 (c)                                             3,000,000       3,235,440
                           Charlotte, NC, Certificates of Participation (Transit Projects), "E",
                           5%, 2035                                                                     1,990,000       2,045,820
                           Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015          1,020,000       1,116,033
                           Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016           1,225,000       1,315,711
                           Pitt County, NC, Certificates of Participation (School Facilities
                           Improvement), "A", FSA, 5.5%, 2020                                           1,250,000       1,326,788
                           Pitt County, NC, Certificates of Participation (School Facilities
                           Improvement), "B", FSA, 5.75%, 2018                                          1,390,000       1,501,937
                           Pitt County, NC, Certificates of Participation (School Facilities
                           Improvement), "B", FSA, 5.75%, 2019                                          1,390,000       1,500,866
                           Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)      3,000,000       3,201,330
                           Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024             350,000         371,389
                                                                                                                     ------------
                                                                                                                     $ 27,283,501
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
6.1%                       Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                  $ 1,250,000    $  1,322,425
                           Forsyth County, NC, Certificates of Participation (Public Facilities
                           & Equipment Project), 5.25%, 2013 (c)                                          775,000         842,402
                           Forsyth County, NC, Certificates of Participation (Public Facilities
                           & Equipment Project), 5.25%, 2013 (c)                                        1,230,000       1,336,973
                           Iredell County, NC, Public Facilities (School Projects), AMBAC,
                           5.5%, 2010 (c)                                                               1,000,000       1,078,480
                           New Hanover County, NC, Certificates of Participation (New Hanover
                           County Projects), AMBAC, 5.25%, 2011 (c)                                     1,635,000       1,770,362
                           Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006               7,000,000       7,138,110
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                    3,000,000       3,320,220
                           Rutherford County, NC, Certificates of Participation (Rutherford
                           County School), AMBAC, 5%, 2023                                                840,000         879,598
                           Winston Salem, NC, Certificates of Participation, "C", 5%, 2018              2,575,000       2,686,446
                                                                                                                     ------------
                                                                                                                     $ 20,375,016
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%         Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022              $ 1,650,000    $  1,709,912
                           Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018           1,000,000       1,050,330
                                                                                                                     ------------
                                                                                                                     $  2,760,242
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033  $ 1,820,000    $  1,865,700
                           Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A",
                           0%, 2050                                                                     2,000,000        130,800
                                                                                                                     ------------
                                                                                                                     $  1,996,500
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 3.8%                 Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
                           FSA, 6%, 2018 (u)                                                          $10,850,000    $ 12,760,251
-----------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 10.0%           Appalachian State University, NC, "A", FGIC, 5.125%, 2022                  $ 1,260,000    $  1,338,561
                           Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                  1,000,000       1,043,690
                           Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                  2,285,000       2,473,764
                           East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                  1,375,000       1,472,254
                           North Carolina Capital Facilities, Finance Agency Rev. (Duke
                           University), "A", 5%, 2041                                                   2,000,000       2,057,840
                           North Carolina Capital Facilities, Finance Agency Rev. (Duke
                           University), "A", 5.125%, 2041                                               5,000,000       5,145,550
                           North Carolina Capital Facilities, Finance Agency Rev. (Duke
                           University), "A", 5.25%, 2042                                                2,000,000       2,092,760
                           North Carolina Capital Facilities, Finance Agency Rev. (High Point
                           University), 5.125%, 2018                                                      510,000         536,658
                           North Carolina Capital Facilities, Finance Agency Rev. (High Point
                           University), 5.125%, 2021                                                      300,000         315,084
                           North Carolina Capital Facilities, Finance Agency Rev. (Johnson &
                           Wales University), "A", XLCA, 5.25%, 2021                                      775,000         829,653
                           North Carolina Capital Facilities, Finance Agency Rev. (Johnson &
                           Wales University), "A", XLCA, 5.25%, 2022                                    1,870,000       1,998,357
                           North Carolina Capital Facilities, Finance Agency Rev. (Johnson &
                           Wales University), "A", XLCA, 5%, 2033                                       3,385,000       3,481,439
                           Puerto Rico Industrial Tourist Authority (University Plaza), "A",
                           MBIA, 5%, 2020                                                               2,180,000       2,270,993
                           University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020            2,835,000       2,969,266
                           University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029        2,000,000       2,076,000
                           University of North Carolina, University Rev., 5%, 2028                      2,000,000       2,081,120
                           University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019          1,375,000       1,441,358
                                                                                                                     ------------
                                                                                                                     $ 33,624,347
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 0.8%               Wake County, NC, Industrial Facilities & Pollution Control Rev.
                           (Carolina Power & Light Co.), 5.375%, 2017                                 $ 2,500,000    $  2,631,400
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 18.0%              North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)    $ 2,595,000    $  2,939,071
                           North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)        3,120,000       3,354,094
                           North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010         3,005,000       3,394,478
                           North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007        5,000,000       5,133,700
                           North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018               1,245,000       1,448,408
                           North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018 (u)          13,000,000      15,123,940
                           North Carolina Municipal Power Agency, Catawba Electric Rev.,
                           6.375%, 2013                                                                 1,000,000       1,087,360
                           North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                           7%, 2007                                                                     5,000,000       5,124,700
                           North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                           6%, 2011                                                                     5,000,000       5,488,500
                           North Carolina Municipal Power Agency, Catawba Electric Rev.,
                           MBIA, 5.25%, 2019 (u)                                                       10,000,000      10,652,300
                           North Carolina Municipal Power Agency, Catawba Electric Rev.,
                           MBIA, 5.25%, 2020 (u)                                                        6,000,000       6,384,120
                                                                                                                     ------------
                                                                                                                     $ 60,130,671
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 9.1%             Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)               $ 1,490,000    $  1,621,180
                           Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                         1,000,000       1,038,320
                           Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                            3,180,000       3,490,336
                           Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                3,675,000       3,806,675
                           Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 (c)                   2,000,000       2,143,080
                           Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                   3,075,000       3,345,723
                           Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                        1,650,000       1,771,242
                           Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                   1,675,000       1,758,047
                           Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                   1,490,000       1,575,899
                           Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                   1,750,000       1,848,368
                           Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016              1,005,000       1,061,260
                           Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019           1,170,000       1,256,358
                           Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                700,000         728,483
                           Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                    1,000,000       1,051,370
                           Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2007 (c)              2,000,000       2,066,500
                           Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                        385,000         403,938
                           Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                      1,600,000       1,664,264
                                                                                                                     ------------
                                                                                                                     $ 30,631,043
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $331,633,980)                                                              $349,935,656
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "B", 3.22%, due 4/06/06, at
                           Identified Cost                                                            $   100,000    $    100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $331,733,980)                                                                  $350,035,656
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities  - (4.5)%                                                                              (15,078,957)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $334,956,699
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/01/07           USD          $7,000,000               Fixed - 3 Year                Floating - 7 Day             $ 96,106
                                                    BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/16/16           USD           2,500,000               Fixed - 10 Year               Floating - 7 Day                6,440
                                                    BMA Swap Index (3.977%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 7/13/16           USD           2,500,000               Fixed - 10 Year               Floating - 7 Day               52,560
                                                    BMA Swap Index (3.742%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/22/18           USD           3,000,000               Fixed - 12 Year               Floating - 7 Day               57,092
                                                    BMA Swap Index (3.861%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 8/02/21           USD           3,000,000               Fixed - 15 Year               Floating - 7 Day               47,944
                                                    BMA Swap Index (4.011%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26           USD           3,300,000             Floating - 3 Month               Fixed - 20 Year              (51,138)
                                                       LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $209,004
                                                                                                                    ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06      MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.0%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.1%             Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
                           FGIC, 6.125%, 2017                                                         $   500,000    $    533,645
                           Allegheny County PA, Airport Rev. (Pittsburgh International Airport),
                           MBIA, 5.75%, 2014                                                            1,000,000       1,085,610
                           Susquehanna Area Regional Airport, 5.375%, 2018                                200,000         204,344
                           Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                         500,000         525,155
                                                                                                                     ------------
                                                                                                                     $  2,348,754
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 9.4%     Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018          $   285,000    $    302,972
                           Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019              290,000         309,198
                           Beaver County, PA, MBIA, 5.75%, 2006 (c)                                       250,000         252,823
                           Bedford County PA, "N", AMBAC, 5%, 2028                                      1,000,000       1,044,980
                           Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                            2,000,000       2,224,780
                           Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                            2,000,000       2,227,100
                           Erie County, PA, Convention Center, FGIC, 5%, 2025                             500,000         521,985
                           Erie County, PA, Convention Center, FGIC, 5%, 2026                             500,000         520,875
                           Luzerne County, PA, MBIA, 5.25%, 2025                                          500,000         528,825
                           North Huntingdon Township, PA, AMBAC, 5.25%, 2019                              500,000         534,775
                           Pennsylvania, 6%, 2010 (c)                                                   1,000,000       1,090,150
                           Pennsylvania, 6.25%, 2010                                                      300,000         329,613
                           Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC,
                           5.45%, 2010 (c)                                                                 85,000          91,266
                           Pennsylvania State Finance Authority Rev. (Penn Hills), "A", FGIC,
                           5.45%, 2019                                                                    415,000         441,058
                                                                                                                     ------------
                                                                                                                     $ 10,420,400
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.5%            Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                   $   500,000    $    533,320
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 21.6%            Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                 $ 1,000,000    $  1,041,700
                           Ambridge, PA, Area School District, MBIA, 5%, 2034                             750,000         778,028
                           Butler, PA, School District, FGIC, 5.375%, 2018                                500,000         519,980
                           Chambersburg, PA, School District, FSA, 5%, 2011 (c)                           500,000         529,950
                           Chester County, PA, School Authority (School Intermediate Unit
                           Project), "N", AMBAC, 5%, 2025                                                 750,000         785,190
                           Downingtown, PA, School District, AMBAC, 5.65%, 2008 (c)                       500,000         523,165
                           Exeter Township, PA, School District, FGIC, 5%, 2025                         1,000,000       1,042,350
                           Garnet Valley, PA, School District, FGIC, 5.5%, 2015                           750,000         813,540
                           Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                     1,000,000       1,063,960
                           Gateway, PA, Allegheny School District, FGIC, 5%, 2032                       1,890,000       1,955,848
                           North Allegheny, PA, School District, FGIC, 5.05%, 2022                        590,000         611,700
                           North Pocono, PA, School District, FGIC, 5%, 2013 (c)                          500,000         533,165
                           North Schuylkill, PA, School District, FGIC, 5%, 2028                          650,000         670,319
                           Palmyra, PA, School District, FGIC, 5.375%, 2016                               820,000         882,976
                           Pennridge, PA, School District, MBIA, 5%, 2020                                 500,000         523,300
                           Pennridge, PA, School District, MBIA, 5%, 2021                                 500,000         522,695
                           Pennsylvania Public School Building (Garnet Valley School District),
                           AMBAC, 5.5%, 2011 (c)                                                        1,005,000       1,083,249
                           Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                 1,000,000       1,058,250
                           Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                       280,000         295,926
                           Perkiomen Valley, PA, School District, FSA, 5%, 2013 (c)                     1,000,000       1,066,720
                           Perkiomen Valley, PA, School District, FSA, 5%, 2019                           220,000         230,228
                           Perkiomen Valley, PA, School District, FSA, 5%, 2025                         1,260,000       1,309,669
                           Philadelphia, PA, School District, AMBAC, 5.375%, 2007 (c)                     500,000         508,790
                           Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                        500,000         544,400
                           Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                          500,000         541,065
                           South Park, PA, School District, FGIC, 5%, 2019                                750,000         778,673
                           Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                360,000         341,024
                           State Public School Building Authority, Pennsylvania School (Colonial
                           Intermediate Unit 20), FGIC, 5%, 2030                                          500,000         521,150
                           State Public School Building Authority, Pennsylvania School (Lease
                           Philadelphia School District), FSA, 5.25%, 2024                              1,000,000       1,063,620
                           State Public School Building Authority, Pennsylvania School
                           (Tuscarora School District), FSA, 5%, 2013 (c)                               1,000,000       1,066,720
                           State Public School Building Authority, Pennsylvania School
                           (Wattsburg School District), MBIA, 0%, 2027                                  2,150,000         788,233
                                                                                                                     ------------
                                                                                                                     $ 23,995,583
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 11.5%          Allegheny County, PA, Hospital Development Authority Rev. (South
                           Hills Health System), MBIA, 5.8%, 2016                                     $   500,000    $    510,695
                           Allegheny County, PA, Hospital Development Authority Rev. (South
                           Hills Health Systems), "B", 6.75%, 2025                                        555,000         583,066
                           Allegheny County, PA, Hospital Development Authority Rev. (UPMC
                           Health Systems), MBIA, 5%, 2018                                                500,000         516,855
                           Allegheny County, PA, Hospital Development Authority Rev. (West Penn
                           Allegheny Health), 9.25%, 2030                                                 150,000         179,093
                           Allegheny County, PA, Hospital Development Authority Rev. (West Penn
                           Allegheny Health), "B", 9.25%, 2022                                             50,000          59,698
                           Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008         470,000         488,194
                           Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
                           AMBAC, 5.25%, 2017                                                             675,000         720,104
                           Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                      500,000         527,435
                           Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                           Hospital), 5%, 2018                                                            200,000         202,516
                           Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                           Hospital), 6%, 2035                                                            350,000         373,629
                           Lehigh County, PA, General Purpose Authority (Good Shepherd Group),
                           "A", 5.625%, 2034                                                              350,000         368,074
                           Lehigh County, PA, General Purpose Authority (Lehigh Valley
                           Hospital), 5.25%, 2032                                                         600,000         616,308
                           Lehigh County, PA, General Purpose Authority (Lehigh Valley
                           Hospital), MBIA, 7%, 2016                                                      250,000         292,598
                           Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem
                           Hospital), 5.375%, 2033                                                        600,000         617,394
                           Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA,
                           5.25%, 2019                                                                    500,000         530,630
                           Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital
                           Obligation Group), CONNIE LEE, 5.375%, 2010                                    750,000         766,560
                           Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center),
                           6%, 2043                                                                       750,000         790,200
                           Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
                           Hospital), 5.625%, 2032                                                        400,000         416,484
                           Pennsylvania Higher Educational Facilities Authority Rev. (UPMC
                           Health), 6.25%, 2018                                                           100,000         110,013
                           Pennsylvania Higher Educational Facilities Authority Rev. (UPMC
                           Health), 6%, 2031                                                              650,000         706,043
                           Philadelphia, PA, Health & Educational Facilities Rev. (Jeane
                           Health), 6.6%, 2010                                                            140,000         148,058
                           Philadelphia, PA, Health & Educational Facilities Rev. (Temple
                           University), 6.625%, 2023                                                      250,000         250,925
                           Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health),
                           5.875%, 2031                                                                   500,000         531,155
                           Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital),
                           AMBAC, 5.25%, 2015                                                             585,000         630,004
                           South Central, PA, General Authority Rev., 5.625%, 2011 (c)                    490,000         535,923
                           South Central, PA, General Authority Rev.. Wellspan Health, ETM,
                           5.625%, 2026 (c)                                                               110,000         119,051
                           St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic
                           Health East), "B", 5.375%, 2034                                                750,000         788,183
                           West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032         350,000         372,278
                                                                                                                     ------------
                                                                                                                     $ 12,751,166
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Long Term Care - 1.2%      Bucks County, PA, Industrial Development Authority Rev. (Ann's
                           Choice, Inc.), 6.125%, 2025                                                $   250,000    $    255,295
                           Clarion, PA, Industrial Development Authority Rev. (Beverly
                           Enterprises, Inc.), 7.5%, 2012                                                 150,000         152,130
                           Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
                           7.25%, 2013 (c)                                                                110,000         131,768
                           Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
                           7.25%, 2035                                                                     40,000          42,718
                           Lancaster County, PA, Hospital Authority Rev. (Willow Valley
                           Retirement Project), 5.875%, 2031                                              500,000         521,035
                           Montgomery County, PA, Industrial Development Authority Rev.
                           (Whitemarsh Continuing Care), 6.25%, 2035                                      250,000         262,675
                                                                                                                     ------------
                                                                                                                     $  1,365,621
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.2%      Montgomery County, PA, Industrial Development Authority (Wordsworth
                           Academy), 8%, 2024                                                         $   150,000    $    150,596
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -   New Morgan, PA, Industrial Development Authority, Solid Waste
1.0%                       Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.),
                           6.5%, 2019                                                                 $   530,000    $    532,767
                           Westmoreland County, PA, Industrial Development Corp. (Waste
                           Management), LOC, 5.1%, 2018                                                   500,000         512,250
                                                                                                                     ------------
                                                                                                                     $  1,045,017
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.7%               Bucks County, PA, Industrial Development Authority Rev. (USX Corp.),
                           5.4%, 2017                                                                 $   300,000    $    318,051
                           Pennsylvania Economic Development Financing Authority Rev. (Amtrak),
                           6.125%, 2021                                                                   150,000         158,846
                           Pennsylvania Economic Development Financing Authority, Solid Waste
                           Disposal Rev. (Procter & Gamble), 5.375%, 2031                               1,000,000       1,098,410
                           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                               270,000         284,720
                                                                                                                     ------------
                                                                                                                     $  1,860,027
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 0.6%               Erie County, PA, Industrial Development Authority, Pollution Control
                           (International Paper Co.), "A", 5.3%, 2012                                 $   650,000    $    674,960
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 0.1%               Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013               $   150,000    $    148,077
---------------------------------------------------------------------------------------------------------------------------------
Parking - 1.9%             Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015         $ 1,000,000    $  1,065,880
                           Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025             500,000         517,790
                           Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                 500,000         544,495
                                                                                                                     ------------
                                                                                                                     $  2,128,165
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 0.5%             Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
                           Hotel Room), AMBAC, 5.25%, 2017                                            $   500,000    $    525,530
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 0.5%               Allegheny County, PA, Residential Financing Authority, Single Family
                           Mortgage Rev., "RR", 4.75%, 2025                                           $   375,000    $    366,574
                           Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010          225,000         226,942
                                                                                                                     ------------
                                                                                                                     $    593,516
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 4.1%               Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           5%, 2014                                                                   $   500,000    $    507,620
                           Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           5.1%, 2020                                                                   1,405,000       1,417,420
                           Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           5.25%, 2021                                                                    750,000         754,163
                           Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           5.25%, 2033                                                                    555,000         563,331
                           Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           5%, 2034                                                                       835,000         851,141
                           Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                           "A", 4.875%, 2026                                                              500,000         498,985
                                                                                                                     ------------
                                                                                                                     $  4,592,660
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3% Delaware County, PA, Industrial Development Authority, Resource
                           Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019          $   300,000    $    313,554
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
4.1%                       Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
                           7.624%, 2018 (p)                                                           $   500,000    $    591,750
                           Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020         245,000         250,030
                           Pennsylvania Industrial Development Authority, Economic Development,
                           AMBAC, 7%, 2007                                                                300,000         307,437
                           Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026        1,000,000       1,045,700
                           Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030           750,000         780,060
                           Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012          500,000         517,160
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                    1,000,000       1,091,270
                                                                                                                     ------------
                                                                                                                     $  4,583,407
---------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue -
1.4%                       Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026     $ 1,500,000    $  1,546,245
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%         Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
                           Hotel Room), AMBAC, 5.25%, 2013                                            $   500,000    $    526,975
                           Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                 135,000         140,243
                                                                                                                     ------------
                                                                                                                     $    667,218
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%      Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
                           Mills), 5.6%, 2023                                                         $   350,000    $    366,051
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                           5.375%, 2033                                                               $   320,000    $    328,035
                           Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                    150,000         151,137
                                                                                                                     ------------
                                                                                                                     $    479,172
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.3%          Pennsylvania Turnpike Commission, 5.5%, 2015                               $   250,000    $    268,130
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 7.2%                 Allegheny County, PA, Port Authority Special Rev., MBIA,
                           6.25%, 2009 (c)                                                            $   500,000    $    540,300
                           Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
                           5.5%, 2036                                                                   1,020,000       1,090,778
                           Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA,
                           5.5%, 2020 (u)                                                               3,000,000       3,411,120
                           Pennsylvania Turnpike Commission, MBIA, 5%, 2024                             1,775,000       1,854,041
                           Southeastern Pennsylvania Transportation Authority, Special Rev.,
                           FGIC, 5.25%, 2013                                                              500,000         525,075
                           Southeastern Pennsylvania Transportation Authority, Special Rev.,
                           FGIC, 5.375%, 2017                                                             500,000         517,640
                                                                                                                     ------------
                                                                                                                     $  7,938,954
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
13.7%                      Allegheny County, PA, (Chatham College), 5.95%, 2032                       $   335,000    $    354,239
                           Allegheny County, PA, Higher Education Building Authority Rev.
                           (Duquesne University), "A", XLCA, 5%, 2024                                   1,000,000       1,051,000
                           Cumberland County, PA, Municipal Authority (Dickinson College),
                           AMBAC, 5.55%, 2017                                                             535,000         569,780
                           Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032               750,000         781,598
                           Pennsylvania Higher Educational Facilities Authority Rev. (Clarion
                           University Foundation), XLCA, 5%, 2023                                       1,000,000       1,044,350
                           Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                           University), 5.2%, 2032                                                        500,000         523,470
                           Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                           University), MBIA, 5%, 2028                                                    750,000         782,768
                           Pennsylvania Higher Educational Facilities Authority Rev.
                           (Independent Colleges & Universities), FGIC, 5%, 2024                        1,000,000       1,046,590
                           Pennsylvania Higher Educational Facilities Authority Rev. (Marywood
                           University), MBIA, 5.5%, 2018 (c)                                              300,000         320,967
                           Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst
                           College), "B", 5%, 2023                                                        500,000         503,900
                           Pennsylvania Higher Educational Facilities Authority Rev. (Widener
                           University), 5.375%, 2029                                                      300,000         313,653
                           Pennsylvania Higher Educational Facilities Authority Rev. (Widener
                           University), 5%, 2031                                                          300,000         303,084
                           Pennsylvania Public School Building Authority (Delaware County
                           College), MBIA, 5.75%, 2016                                                    500,000         539,675
                           Pennsylvania State Higher Educational Facilities (Allegheny College),
                           4.75%, 2031                                                                    500,000         492,060
                           Pennsylvania State Higher Educational Facilities (Philadelphia
                           University), 5.5%, 2020                                                        500,000         520,090
                           Pennsylvania State Higher Educational Facilities Authority, "C",
                           4.5%, 2030                                                                   1,000,000         972,570
                           Pennsylvania State Public School Building Authority, Montgomery
                           County Community College, AMBAC, 5%, 2025                                      500,000         524,515
                           Pennsylvania State University, 5%, 2029                                      1,400,000       1,460,788
                           Pennsylvania State University, "A", 5%, 2029                                 1,000,000       1,039,600
                           State Public School Building Authority, PA, Jefferson County (Dubois
                           Technical School), FGIC, 5%, 2026                                            1,000,000       1,043,500
                           Union County, PA, Higher Educational Facilities Financing Authority,
                           University Rev. (Bucknell University), 5.25%, 2021                           1,000,000       1,061,160
                                                                                                                     ------------
                                                                                                                     $ 15,249,357
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 0.6%         Pennsylvania Economic Development Financing Authority (Germantown
                           Friends School Project), 5.35%, 2031                                       $   600,000    $    629,550
---------------------------------------------------------------------------------------------------------------------------------
Utilities -
Cogeneration - 0.3%        Carbon County, PA, Industrial Development Authority Rev. (Panther
                           Creek Partners), 6.65%, 2010                                               $   110,000    $    116,091
                           Pennsylvania Economic Development Financing Authority Rev., Resources
                           Recovery Rev. (Colver), "G", 5.125%, 2015                                      100,000          97,694
                           Pennsylvania Economic Development Financing Authority Rev., Resources
                           Recovery Rev. (Northampton Generating), 6.4%, 2009                             150,000         149,118
                                                                                                                     ------------
                                                                                                                     $    362,903
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 1.1%               Lehigh County, PA, Industrial Development Authority Pollution Control
                           Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                 $   500,000    $    497,170
                           Lehigh County, PA, Industrial Development Authority Rev. (PPL
                           Electric Utilities Corp.), FGIC, 4.75%, 2027                                   750,000         752,648
                                                                                                                     ------------
                                                                                                                     $  1,249,818
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.5%               Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                          $ 4,340,000    $  4,589,159
                           Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA,
                           5.25%, 2020                                                                  1,000,000       1,059,720
                           Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                        1,000,000       1,064,870
                           Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                          500,000         541,330
                                                                                                                     ------------
                                                                                                                     $  7,255,079
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 9.3%             Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                    $   750,000    $    814,440
                           Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                    1,000,000       1,054,940
                           Delaware County, PA, Water Quality Control Authority, Sewer Rev.,
                           FGIC, 5%, 2018                                                                 750,000         778,380
                           Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                           750,000         782,115
                           Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034       1,500,000       1,554,870
                           Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028             440,000         457,318
                           Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034            1,660,000       1,722,482
                           University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                  1,500,000       1,552,995
                           Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018              500,000         521,065
                           Westmoreland County, PA, Municipal Authority Services Rev., FSA,
                           5.25%, 2026                                                                  1,000,000       1,070,922
                                                                                                                     ------------
                                                                                                                     $ 10,309,527
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $110,373,968)                                                              $114,352,357
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "B", 3.22%, due 4/06/06                $   400,000    $    400,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "D", 3.22%, due 4/06/06                    500,000         500,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $    900,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $111,273,968)                                                                  $115,252,357
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.8)%                                                                                (4,180,805)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $111,071,552
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/01/07           USD          $2,000,000               Fixed - 3 Year                Floating - 7 Day             $ 27,467
                                                     BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/06/16           USD           4,000,000               Fixed - 10 Year               Floating - 7 Day               21,206
                                                     BMA Swap Index (3.938%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 8/30/16           USD           2,000,000               Fixed - 10 Year               Floating - 7 Day               15,359
                                                     BMA Swap Index (3.926%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/15/18           USD           2,000,000               Fixed - 12 Year               Floating - 7 Day               10,528
                                                     BMA Swap Index (4.019%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/22/18           USD           2,000,000               Fixed - 12 Year               Floating - 7 Day               38,062
                                                     BMA Swap Index (3.861%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 8/02/21           USD           1,000,000               Fixed - 15 Year               Floating - 7 Day               15,981
                                                     BMA Swap Index (4.011%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26           USD           1,100,000             Floating - 3 Month               Fixed - 20 Year              (17,046)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $111,557
                                                                                                                    ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.5%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.1%             Horry County, SC, "A", FSA, 5.7%, 2027                                     $ 2,250,000    $  2,280,260
                           Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA,
                           5%, 2026                                                                     1,000,000       1,025,990
                           Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA,
                           5.125%, 2025                                                                 1,500,000       1,549,485
                                                                                                                     ------------
                                                                                                                     $  4,855,735
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%           York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese,
                           5.7%, 2024                                                                 $   850,000    $    831,530
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 9.9%     Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)(u)                        $ 4,000,000    $  4,310,400
                           Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)                          3,500,000       3,768,590
                           Commonwealth of Puerto Rico, MBIA, 5.75%, 2010 (c)(u)                        4,000,000       4,308,960
                           Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                             1,000,000       1,059,720
                           Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                    915,000         994,953
                           Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018           1,000,000       1,065,730
                                                                                                                     ------------
                                                                                                                     $ 15,508,353
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.8%         Beaufort County, SC, FGIC, 5.25%, 2018                                     $ 1,000,000    $  1,047,120
                           Commonwealth of Puerto Rico, FSA, 6%, 2009 (c)(u)                            1,700,000       1,841,678
                                                                                                                     ------------
                                                                                                                     $  2,888,798
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 10.1%            Anderson County, SC, School District, "B", 5.5%, 2018                      $ 1,465,000    $  1,560,606
                           Berkeley County, SC, School District, 5%, 2008 (c)                           2,000,000       2,091,720
                           Chesterfield County, SC, School District, FSA, 5%, 2023                      3,000,000       3,127,440
                           Darlington County, SC, School District, FSA, 5%, 2027                        2,770,000       2,905,813
                           Jasper County, SC, School District, MBIA, 5.25%, 2024                        1,000,000       1,071,930
                           Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020        1,065,000       1,133,213
                           Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022       2,050,000       2,204,447
                           Richland County, SC, School District, 5.1%, 2021                             1,750,000       1,844,868
                                                                                                                     ------------
                                                                                                                     $ 15,940,037
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 20.6%          Charleston County, SC, Hospital Facilities Rev. (Medical Society
                           Health), MBIA, ETM, 5%, 2022 (c)                                           $ 2,450,000    $  2,465,141
                           Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
                           "A", FSA, 5%, 2031                                                           2,000,000       2,071,840
                           Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
                           "A", FSA, 5.25%, 2034                                                        2,000,000       2,105,640
                           Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020         3,400,000       3,915,304
                           Greenwood County, SC, Hospital Facilities Rev. (Self Memorial
                           Hospital), 5.5%, 2021                                                        1,000,000       1,034,880
                           Lexington County, SC, Health Services District, Inc., 5.5%, 2032               250,000         263,640
                           Lexington County, SC, Health Services District, Inc., 5.5%, 2037               250,000         262,783
                           Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                           Refunding & Improvement, 5.5%, 2032                                          1,000,000       1,051,740
                           Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                           Refunding & Improvement, FSA, 5.125%, 2021                                   1,500,000       1,562,190
                           South Carolina Jobs & Economic Development Authority Rev. (Bon
                           Secours Health Systems, Inc.), "A", 5.625%, 2030                             1,250,000       1,306,325
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilities Rev. (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015      1,750,000       1,788,045
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023              1,000,000       1,022,060
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilities Rev. (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021        1,500,000       1,563,435
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                        750,000         808,260
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilties Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014               1,000,000       1,084,690
                           South Carolina Jobs & Economic Development Authority, Hospital
                           Facilties Rev. (Tuomey), CIFG, 5%, 2030                                      1,000,000       1,033,550
                           South Carolina Medical University, Hospital Facilities Rev., "A",
                           MBIA, 5%, 2031                                                               3,100,000       3,189,435
                           Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020               2,500,000       2,527,275
                           Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025               1,000,000       1,010,910
                           Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                2,250,000       2,345,423
                                                                                                                     ------------
                                                                                                                     $ 32,412,566
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Long Term Care - 1.2%      Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015        $ 1,420,000    $  1,421,775
                           South Carolina Jobs & Economic Development Authority, Residential
                           Care Facilities (Episcopal Home), "A", 6.375%, 2032                            400,000         408,440
                                                                                                                     ------------
                                                                                                                     $  1,830,215
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.0%               Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina
                           Eastman Co.), ETM, 6.75%, 2017 (c)                                         $ 1,000,000    $  1,194,470
                           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                               385,000         405,990
                                                                                                                     ------------
                                                                                                                     $  1,600,460
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 2.1%               Darlington County, SC, Industrial Development Rev. (Sonoco Products
                           Co.), 6.125%, 2025                                                         $ 1,500,000    $  1,521,555
                           Florence County, SC, Industrial Development Rev. (Stone Container
                           Corp.), 7.375%, 2007                                                           225,000         226,118
                           Georgetown County, SC, Environmental Improvement Rev., International
                           Paper, "A", 5.3%, 2028                                                         500,000         483,010
                           Richland County, SC, Environmental Improvement Rev., International
                           Paper, "A", 6.1%, 2023                                                       1,000,000       1,070,680
                                                                                                                     ------------
                                                                                                                     $  3,301,363
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 1.5%             Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                $   510,000    $    527,921
                           South Carolina Jobs & Economic Development Authority (Myrtle Beach
                           Convention), "B", MBIA, 5.125%, 2018                                           570,000         593,245
                           South Carolina Jobs & Economic Development Authority (Myrtle Beach
                           Convention), "B", MBIA, 5.125%, 2019                                           595,000         624,179
                           South Carolina Jobs & Economic Development Authority (Myrtle Beach
                           Convention), "B", MBIA, 5.125%, 2020                                           630,000         660,026
                                                                                                                     ------------
                                                                                                                     $  2,405,371
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 1.4%             North Charleston SC, Housing Authority Rev. (Horizon Village), "A",
                           FHA, 5%, 2038                                                              $ 1,000,000    $    978,110
                           North Charleston SC, Housing Authority Rev. (Horizon Village), "A",
                           FHA, 5.1%, 2041                                                              1,210,000       1,182,787
                                                                                                                     ------------
                                                                                                                     $  2,160,897
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 2.0%               South Carolina Housing, Finance & Development Authority Mortgage Rev,
                           "A-2", FSA, 5.2%, 2035                                                     $ 1,000,000    $  1,010,730
                           South Carolina Housing, Finance & Development Authority Rev., "A-2",
                           FSA, 6%, 2020                                                                  395,000         401,423
                           South Carolina Housing, Finance & Development Authority Rev., "A-2",
                           FSA, 5.35%, 2024                                                             1,715,000       1,744,687
                                                                                                                     ------------
                                                                                                                     $  3,156,840
---------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 1.1%               Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019         $ 1,000,000    $  1,054,470
                           South Carolina Water Resources Authority Rev. (Local Government
                           Program), "A", 7.25%, 2020                                                     605,000         606,198
                                                                                                                     ------------
                                                                                                                     $  1,660,668
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
5.5%                       North Charleston, SC, Municipal Golf Course Mortgage Rev.,
                           5.5%, 2009 (c)                                                             $ 1,000,000    $  1,062,820
                           Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                            1,000,000       1,017,620
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                    2,750,000       3,000,993
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)                    2,600,000       2,911,818
                           Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC,
                           5.125%, 2025                                                                   685,000         716,763
                                                                                                                     ------------
                                                                                                                     $  8,710,014
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%         Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024             $   180,000    $    186,991
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%      Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes),
                           5.45%, 2037                                                                $   500,000    $    501,060
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%             South Carolina Tobacco Settlement Authority, 6.375%, 2028                  $ 1,000,000    $  1,075,290
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 3.4%                 South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023    $   500,000    $    518,435
                           South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027      2,000,000       2,078,440
                           South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033      1,645,000       1,707,197
                           South Carolina Transportation Infrastructure Rev., "A", MBIA,
                           5.375%, 2009 (c)                                                             1,000,000       1,064,840
                                                                                                                     ------------
                                                                                                                     $  5,368,912
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 11.6%           Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                $ 1,250,000    $  1,355,550
                           College Charleston, SC, Higher Education Facility Rev., "A", FGIC,
                           5.25%, 2028                                                                  2,435,000       2,561,230
                           College of Charleston, SC, Academic & Administrative Facilities Rev.,
                           "B", XLCA, 5%, 2024                                                            800,000         833,672
                           College of Charleston, SC, Academic & Administrative Facilities Rev.,
                           "B", XLCA, 5.125%, 2034                                                      1,510,000       1,579,958
                           South Carolina Educational Facilities Authority (Furman University),
                           5%, 2038                                                                     1,000,000       1,027,120
                           South Carolina Educational Facilities Authority (Furman University),
                           AMBAC, 5.375%, 2020                                                          1,245,000       1,332,013
                           South Carolina Educational Facilities Authority (Furman University),
                           AMBAC, 5.5%, 2030                                                            2,000,000       2,114,380
                           South Carolina Jobs & Economic Development Authority, Student Housing
                           Rev. (Francis Marion University), "A", MBIA, 5%, 2034                        1,945,000       2,007,668
                           University of South Carolina, University Rev., "A", AMBAC, 5%, 2034          3,665,000       3,770,369
                           University of South Carolina, University Rev., "A", FGIC,
                           5.625%, 2010 (c)                                                             1,555,000       1,671,096
                                                                                                                     ------------
                                                                                                                     $ 18,253,056
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 11.1%              Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007 (c)                    $ 1,425,000    $  1,477,098
                           Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                             75,000          77,797
                           Easley, SC, Utility Rev., FSA, 5%, 2027                                      1,000,000       1,038,330
                           Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034             3,500,000       3,643,990
                           Greenwood, SC, Combined Public Utility, Refunding & Improvement
                           Systems, MBIA, 5%, 2021                                                        175,000         183,141
                           Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric
                           & Gas, AMBAC, 5.7%, 2024                                                     2,000,000       2,003,340
                           Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                      2,600,000       3,152,240
                           Puerto Rico Electric Power Authority, RITES, FSA, 6.559%, 2015 (v)(z)        1,000,000       1,069,460
                           South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                2,000,000       2,064,600
                           South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                 200,000         212,752
                           South Carolina Public Service Authority, "A", MBIA, 5%, 2030                 1,000,000       1,044,630
                           South Carolina Public Service Authority, "B", FSA, 5.125%, 2037              1,500,000       1,550,685
                                                                                                                     ------------
                                                                                                                     $ 17,518,063
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 14.5%            Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                  $ 1,000,000    $  1,030,870
                           Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032          2,000,000       2,093,980
                           Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B",
                           5%, 2028                                                                     1,000,000       1,031,650
                           Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                  2,000,000       2,164,660
                           Greenville, SC, Stormwater Systems, FSA, 5%, 2022                              595,000         622,537
                           Greenville, SC, Waterworks Rev., 5.5%, 2007 (c)                              1,000,000       1,035,040
                           Greenville, SC, Waterworks Rev., 5.25%, 2020                                   860,000         919,340
                           Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A",
                           FSA, 5.375%, 2023                                                              500,000         536,565
                           Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA,
                           5%, 2034                                                                     4,000,000       4,145,120
                           Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030        1,000,000       1,061,680
                           Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006 (c)                      2,750,000       2,761,193
                           Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007              4,000,000       3,871,440
                           York County, SC, Water & Sewer Rev., Refunding & Capital Improvement,
                           MBIA, 5%, 2027                                                               1,490,000       1,551,209
                                                                                                                     ------------
                                                                                                                     $ 22,825,284
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $154,696,336)                                                              $162,991,503
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "B", 3.22%, due 4/06/06                $   400,000    $    400,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "D", 3.22%, due 4/06/06                    100,000         100,000
                           Burke County, GA, Development Authority Pollution Control Rev.
                           (Oglethorpe Power Corp.), "A", 3.22%, due 4/05/06                            1,230,000       1,230,000
                           Georgia Municipal Electric Authority, 3.05%, due 4/05/06                       100,000         100,000
                           Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                           3.22%, due 4/06/06                                                             400,000         400,000
                           Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06          100,000         100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $  2,330,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $157,026,336)                                                                  $165,321,503
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.0)%                                                                                (7,940,167)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $157,381,336
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/01/07          USD           $3,000,000               Fixed - 3 Year                Floating - 7 Day             $ 41,200
                                                     BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 7/13/16          USD            2,000,000               Fixed - 10 Year               Floating - 7 Day               42,048
                                                     BMA Swap Index (3.742%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/22/18          USD            3,000,000               Fixed - 12 Year               Floating - 7 Day               57,092
                                                     BMA Swap Index (3.861%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 8/02/21          USD            2,000,000               Fixed - 15 Year               Floating - 7 Day               31,963
                                                     BMA Swap Index (4.011%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26          USD            1,500,000             Floating - 3 Month               Fixed - 20 Year              (23,244)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $149,059
                                                                                                                    ========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06         MFS(R) TENNESSEE MUNICIPAL BOND FUND
(Not Restated)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport and Port           Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA,
Revenue - 1.3%             5.125%, 2021                                                               $ 1,500,000    $  1,536,810
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 8.3%     Chattanooga, TN, Public Improvement, 5%, 2021                              $ 2,570,000    $  2,663,368
                           Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA,
                           5%, 2024                                                                       770,000         801,955
                           Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                 1,000,000       1,031,330
                           Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                 1,000,000       1,031,330
                           Puerto Rico Commonwealth, 5.4%, 2006 (c)                                     3,000,000       3,058,140
                           Puerto Rico Public Building Authority, 5.5%, 2021                            1,000,000       1,101,710
                                                                                                                     ------------
                                                                                                                     $  9,687,833
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.2%         Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)         $   645,000    $    675,631
                           Williamson County, TN, Public Improvement, 5%, 2018                          1,760,000       1,850,992
                                                                                                                     ------------
                                                                                                                     $  2,526,623
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 12.8%            Fayette County, TN, School District, AMBAC, 5.6%, 2008 (c)                 $ 1,215,000    $  1,258,072
                           Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                      455,000         482,086
                           Gibson County, TN, School District, MBIA, 5.75%, 2016                          190,000         201,533
                           Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                  1,980,000       2,125,510
                           Greene County, TN, Rural School, FGIC, 5%, 2011 (c)                          1,240,000       1,313,780
                           Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                           915,000         947,684
                           Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                           975,000       1,009,827
                           Rutherford County, TN, School & Public Improvement, 5%, 2022                 1,510,000       1,573,284
                           Rutherford County, TN, School District, 5.875%, 2010 (c)                     1,100,000       1,189,243
                           Rutherford County, TN, School Improvement, 0%, 2007 (c)                      1,500,000         914,955
                           Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                  2,000,000       2,162,260
                           Williamson County, TN, Rural School, 6.125%, 2010 (c)                        1,575,000       1,711,442
                                                                                                                     ------------
                                                                                                                     $ 14,889,676
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 13.9%          Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital),
                           AMBAC, 5%, 2018                                                            $ 1,000,000    $  1,034,680
                           Johnson City, TN, Health & Education Financing Authority Rev.
                           (Johnson City Medical Center Hospital), MBIA, 5.25%, 2016                    1,375,000       1,381,545
                           Johnson City, TN, Health & Education Financing Authority Rev.
                           (Johnson City Medical Center Hospital), MBIA, ETM, 5%, 2018 (c)              1,500,000       1,554,285
                           Johnson City, TN, Health & Educational Facilities, Hospital Rev.
                           (Mountain States Health), "A", 5.5%, 2036                                      600,000         625,230
                           Knox County, TN, Health Educational Housing Facilities Board,
                           Hospital Facilities Rev. (Baptist Health Systems), 6.5%, 2031                  300,000         316,839
                           Knox County, TN, Health, Education & Housing Facilities Board Rev.
                           (Catholic Healthcare Partners), 5.25%, 2030                                  1,000,000       1,033,270
                           Knox County, TN, Health, Education & Housing Facilities Board Rev.
                           (Covenent Health), FSA, 5%, 2022                                             1,000,000       1,036,960
                           Knox County, TN, Health, Education & Housing Facilities Board Rev.
                           (East Tennessee Children's Hospital), 5.75%, 2033                              450,000         469,971
                           Knox County, TN, Health, Education & Housing Facilities Board Rev.
                           (Fort Sanders), MBIA, 5.75%, 2014                                            3,250,000       3,613,675
                           Metropolitan Government of Nashville & Davidson County, TN, Health,
                           Educational & Housing Facilities Board Rev. (Adventist Health
                           System), 5.25%, 2020                                                         1,000,000       1,025,150
                           Shelby County, TN, Health Educational & Housing Facilities Board Rev.
                           (St. Judes Children's Research), 5.5%, 2020                                  1,750,000       1,833,230
                           Shelby County, TN, Health Educational & Housing Facilities Hospital
                           Rev., (Methodist Healthcare), 6.5%, 2012 (c)                                   625,000         716,294
                           Shelby County, TN, Health Educational & Housing Facilities Hospital
                           Rev., (Methodist Healthcare), 6.5%, 2012 (c)                                   375,000         429,776
                           Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
                           (Northcrest Medical Center), 5.25%, 2013                                     1,000,000       1,013,450
                                                                                                                     ------------
                                                                                                                     $ 16,084,355
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Long Term Care - 0.5%      Shelby County, TN, Health Educational Rev. (Germantown Village),
                           7.25%, 2034                                                                $   250,000    $    264,998
                           Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.),
                           7.4%, 2006 (c)                                                                 250,000         260,898
                                                                                                                     ------------
                                                                                                                     $    525,896
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.2%               Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017             $ 1,000,000    $  1,033,190
                           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                               320,000         337,446
                                                                                                                     ------------
                                                                                                                     $  1,370,636
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 0.9%               McMinn County, TN, Industrial Development Board, Pollution Control
                           Rev. (Bowater, Inc.), 7.625%, 2016                                         $ 1,000,000    $  1,006,540
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 3.3%             Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028      $ 2,000,000    $  2,088,880
                           Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029         1,665,000       1,776,871
                                                                                                                     ------------
                                                                                                                     $  3,865,751
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 3.9%             Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow
                           Creek), GNMA, 6.125%, 2019                                                 $   425,000    $    447,461
                           Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA,
                           6%, 2026                                                                     1,000,000       1,024,820
                           Knoxville, TN, Community Development Corp., 5%, 2024                         1,000,000       1,045,240
                           Memphis, TN, Health & Educational Facilities Board Rev. (Hickory
                           Point Apartments), MBIA, 5.85%, 2020                                         1,000,000       1,035,080
                           Metropolitan Government of Nashville & Davidson County, TN, Health &
                           Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA,
                           6%, 2023                                                                       500,000         521,815
                           Metropolitan Government of Nashville & Davidson County, TN, Health,
                           Educational & Housing Facilities Board Rev. (Herman Street), FHA,
                           7.25%, 2032                                                                    485,000         486,896
                                                                                                                     ------------
                                                                                                                     $  4,561,312
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 12.5%              Tennessee Housing Development Agency (Homeownership Program), "1A",
                           5%, 2035                                                                   $ 1,000,000    $  1,039,370
                           Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023            1,500,000       1,551,510
                           Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034           1,150,000       1,174,104
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           5.45%, 2014                                                                  2,535,000       2,591,480
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           4.45%, 2017                                                                    645,000         634,151
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           4.45%, 2017                                                                    660,000         648,503
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           4.55%, 2018                                                                    575,000         565,214
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           4.55%, 2018                                                                    690,000         677,884
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           6%, 2020                                                                     1,260,000       1,288,073
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           5.05%, 2027                                                                    885,000         888,690
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           5.125%, 2034                                                                 1,090,000       1,125,381
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           5.25%, 2034                                                                  1,400,000       1,443,484
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           FSA, 5.4%, 2032                                                                790,000         798,177
                           Tennessee Housing Development Agency Rev., Homeownership Program,
                           MBIA, 6.125%, 2020                                                              70,000          70,725
                                                                                                                     ------------
                                                                                                                     $ 14,496,746
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
5.4%                       Chattanooga,TN, Industrial Development Board, AMBAC, 5.75%, 2018           $ 1,000,000    $  1,078,060
                           Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                            2,000,000       2,035,240
                           State of Tennessee, School Bond Authority (Higher Education
                           Facilities), FSA, 5.25%, 2029                                                3,000,000       3,152,430
                                                                                                                     ------------
                                                                                                                     $  6,265,730
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%         Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018            $   730,000    $    768,734
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%             Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041    $   350,000    $    357,193
                           Tobacco Settlement Financing Corp., 5%, 2031                                   750,000         752,040
                                                                                                                     ------------
                                                                                                                     $  1,109,233
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 4.2%            Metropolitan Government of Nashville & Davidson County, TN, Health,
                           Educational & Housing Facilities Board Rev. (McKendree Village,
                           Inc.), 5.125%, 2020                                                        $ 1,000,000    $  1,020,680
                           Metropolitan Government of Nashville & Davidson County, TN, Health,
                           Educational & Housing Facilities Board Rev. (Meharry Medical
                           College), AMBAC, 5%, 2024                                                    3,750,000       3,858,825
                                                                                                                     ------------
                                                                                                                     $  4,879,505
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.9%               Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                       $ 1,000,000    $  1,015,930
                           Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                      1,255,000       1,325,242
                           Metropolitan Government of Nashville & Davidson County, TN,
                           Electrical Rev., 5.125%, 2021                                                1,500,000       1,568,775
                           Metropolitan Government of Nashville & Davidson County, TN,
                           Electrical Rev., "A", AMBAC, 5%, 2029                                        1,500,000       1,558,695
                           Metropolitan Government of Nashville & Davidson County, TN,
                           Electrical Rev., MBIA, 0%, 2012                                              3,305,000       2,563,622
                                                                                                                     ------------
                                                                                                                     $  8,032,264
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility      Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC,
Revenue - 19.1%            5%, 2024                                                                   $ 1,500,000    $  1,561,875
                           Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC,
                           5%, 2027                                                                     3,000,000       3,109,110
                           Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2008 (c)       1,925,000       1,990,046
                           Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                         2,750,000       2,811,820
                           Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                  625,000         655,594
                           Memphis, TN, Sewage Systems Rev., 5.75%, 2018                                1,145,000       1,201,048
                           Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                  750,000         789,480
                           Rutherford County, TN, Water Rev., MBIA, 5%, 2027                              770,000         807,106
                           West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
                           0%, 2006 (c)                                                                 1,920,000       1,876,224
                           West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
                           0%, 2007 (c)                                                                 1,920,000       1,806,931
                           West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030         2,000,000       2,118,140
                           White House Utility District, TN, Water & Sewer Rev. (Robertson &
                           Sumner Counties Waterworks), FSA, 6%, 2010 (c)                               1,000,000       1,080,650
                           White House Utility District, TN, Water & Sewer Rev. (Robertson &
                           Sumner Counties Waterworks), FSA, 5%, 2021                                     800,000         827,536
                           White House Utility District, TN, Water & Sewer Rev. (Robertson &
                           Sumner Counties Waterworks), FSA, 5%, 2032                                   1,500,000       1,540,515
                                                                                                                     ------------
                                                                                                                     $ 22,176,075
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $108,161,488)                                                              $113,783,719
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
                           Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06      $   200,000    $    200,000
                           Sevier County, TN, Public Building Authority, 3.19%, due 4/06/06               200,000         200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $    400,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $108,561,488)                                                                  $114,183,719
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.6%                                                                                   1,859,269
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $116,042,988
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                    AMOUNT OF            CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

9/07/26            USD          $2,000,000             Floating - 3 Month               Fixed - 20 Year            $ (53,817)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.268%)
-------------------------------------------------------------------------------------------------------------------------------
9/13/26            USD           2,150,000             Floating - 3 Month               Fixed - 20 Year              (33,317)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
7/11/36            USD           2,000,000              Floating - 7 Day                Fixed - 30 Year              (64,550)
                                                         BMA Swap Index             BMA Swap Index (4.127%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $(151,684)
                                                                                                                   =========

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06          MFS(R) VIRGINIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.5%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 8.5%             Metropolitan Washington, D C, Airports Authority Rev., "A", FSA,
                           5%, 2032                                                                   $ 1,455,000    $  1,496,889
                           Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
                           5.125%, 2024                                                                 1,000,000       1,035,500
                           Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025       705,000         724,486
                           Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035     3,000,000       3,075,180
                           Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016         2,465,000       2,552,039
                           Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020       11,000,000      11,427,900
                           Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                 1,755,000       1,871,339
                           Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                     3,000,000       3,100,230
                           Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                  720,000         739,296
                                                                                                                     ------------
                                                                                                                     $ 26,022,859
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 2.1%     Lebanon, VA, 6.375%, 2006 (c)                                              $ 1,625,000    $  1,687,335
                           Newport News, VA, Economic Development, "A", 5%, 2031                        1,595,000       1,659,980
                           Stafford County, VA, Industrial Development Authority Rev., "B",
                           MBIA, 5%, 2034                                                               3,060,000       3,177,963
                                                                                                                     ------------
                                                                                                                     $  6,525,278
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 13.4%        Chesterfield County, VA, 6%, 2010 (c)                                      $ 1,900,000    $  2,054,717
                           Chesterfield County, VA, 5%, 2020                                            2,015,000       2,106,178
                           Hampton, VA, Public Improvement, 6%, 2010 (c)                                3,280,000       3,607,114
                           Hampton, VA, Public Improvement, 6%, 2010 (c)                                3,480,000       3,827,060
                           Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                            1,765,000       1,910,260
                           Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                   2,210,000       2,394,181
                           Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                 1,230,000       1,313,419
                           Richmond, VA, 0%, 2008                                                       2,000,000       1,875,120
                           Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                     5,000,000       5,297,750
                           Richmond, VA, "B", 0%, 2007                                                  5,280,000       5,135,856
                           Richmond, VA, "B", 0%, 2008                                                  5,270,000       4,940,941
                           Richmond, VA, "B", 0%, 2009                                                  5,175,000       4,620,758
                           Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                              1,880,000       2,022,842
                                                                                                                     ------------
                                                                                                                     $ 41,106,196
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 0.4%             Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029           $ 1,000,000    $  1,088,010
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 12.3%          Albemarle County, VA, Industrial Development Authority, Hospital Rev.
                           (Martha Jefferson Hospital), 5.25%, 2023                                   $ 3,000,000    $  3,082,890
                           Arlington County, VA, Industrial Development Authority Rev. (Virginia
                           Hospital Center Arlington Health Systems), 5.25%, 2011 (c)                   2,600,000       2,802,618
                           Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                           Systems), "B", 5.125%, 2033                                                    750,000         760,065
                           Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                           Systems), AMBAC, 5.25%, 2023                                                11,000,000      11,385,000
                           Henrico County, VA, Economic Development Authority Rev. (Bon Secours
                           Health Systems, Inc.), "A", 5.6%, 2030                                       2,000,000       2,085,020
                           Henrico County, VA, Industrial Development Authority Rev. (Bon
                           Secours Health Systems, Inc.), MBIA, 6.25%, 2020                             1,500,000       1,768,005
                           Loudoun County, VA, Industrial Development Authority, Hospital Rev.
                           (Loudoun Hospital Center), "A", 6.1%, 2012 (c)                               1,000,000       1,126,600
                           Lynchburg, VA, Industrial Development Authority, Healthcare
                           Facilities Rev. (Central Health), 5.2%, 2008 (c)                               855,000         885,549
                           Lynchburg, VA, Industrial Development Authority, Healthcare
                           Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018               145,000         150,330
                           Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018     3,000,000       3,108,900
                           Peninsula Ports Authority, VA, Health System Rev. (Riverside Health
                           System), 5%, 2018                                                            3,580,000       3,678,522
                           Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
                           Memorial), FHA, 8.7%, 2023                                                   2,025,000       2,357,809
                           Prince William County, VA, Industrial Development Authority, Hospital
                           Rev. (Potomac Hospital Corp.), 5.2%, 2026                                    1,000,000       1,035,590
                           Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke
                           Memorial Hospital), "B", MBIA, 6.125%, 2017                                  3,000,000       3,490,620
                                                                                                                     ------------
                                                                                                                     $ 37,717,518
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Long Term Care - 0.5%      Henrico County, VA, Economic Development Authority, Residential Care
                           Facilities (United Methodist Homes), "A", 6.7%, 2027                       $   750,000    $    782,888
                           Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk
                           Retirement Community), "A", 6.125%, 2035                                       750,000         761,385
                                                                                                                     ------------
                                                                                                                     $  1,544,273
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -   Charles City County, VA, Industrial Development Authority, Solid
1.1%                       Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027         $ 1,500,000    $  1,643,880
                           Henrico County, VA, Industrial Development Authority Rev. (Browning
                           Ferris, Inc.), 5.45%, 2014                                                   1,750,000       1,689,713
                                                                                                                     ------------
                                                                                                                     $  3,333,593
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.3%               Loudoun County, VA, Industrial Development Authority Rev. (Dulles
                           Airport Marriot Hotel), 7.125%, 2015                                       $ 2,000,000    $  2,040,800
                           Peninsula Ports Authority, Virginia Coal (Dominion Terminal
                           Associates), 6%, 2033                                                        1,000,000       1,069,110
                           Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                               750,000         790,890
                                                                                                                     ------------
                                                                                                                     $  3,900,800
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 1.8%               Bedford County, VA, Industrial Development Authority Rev. (Nekooska
                           Packaging Corp.), 5.6%, 2025                                               $ 1,000,000    $    969,570
                           Isle Wight County, VA, Industrial Development Authority, Solid Waste
                           Disposal Facilities Rev. (Union Camp Corp.), 6.1%, 2027                      2,750,000       2,819,300
                           West Point, VA, Industrial Development Authority, Solid Waste
                           Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                          1,750,000       1,751,435
                                                                                                                     ------------
                                                                                                                     $  5,540,305
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 4.3%             Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
                           (Jefferson Village Apartments), "B", 9%, 2018                              $ 3,610,000    $  3,593,394
                           Arlington County, VA, Industrial Development Authority Rev. (Colonial
                           Village), FNMA, 5.15%, 2031                                                  3,000,000       3,073,560
                           Virginia Housing Development Authority Rev., "B", 5.95%, 2016                1,345,000       1,367,569
                           Virginia Housing Development Authority Rev., "G", 5.625%, 2020               2,000,000       2,060,220
                           Virginia Housing Development Authority Rev., "I", 5.15%, 2017                3,000,000       3,055,260
                                                                                                                     ------------
                                                                                                                     $ 13,150,003
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%             Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                          $ 1,630,000    $  1,688,468
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 3.0%               Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022       $ 1,270,000    $  1,217,740
                           Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032        1,795,000       1,757,897
                           Virginia Housing Development Authority, "A", 4.9%, 2027                      2,850,000       2,838,401
                           Virginia Housing Development Authority, "A", 5%, 2031                        2,000,000       2,026,740
                           Virginia Housing Development Authority, "C", 4.66%, 2027                     1,285,000       1,252,220
                                                                                                                     ------------
                                                                                                                     $  9,092,998
---------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 1.6%               Fairfax County, VA, COP, 6.1%, 2017                                        $ 3,090,000    $  3,463,674
                           Virginia Biotechnology Research Park Lease Rev. (Consolidated
                           Laboratories), 5%, 2021                                                      1,500,000       1,565,550
                                                                                                                     ------------
                                                                                                                     $  5,029,224
---------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 24.3%           Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                  $ 1,830,000    $  1,904,426
                           Caroline County, VA, Industrial Development Authority, Lease Rev.,
                           AMBAC, 5.125%, 2034                                                          1,000,000       1,046,560
                           Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                           House), MBIA, 6.25%, 2011                                                    3,985,000       4,181,141
                           Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                           House), MBIA, 5.25%, 2017                                                    2,000,000       2,074,840
                           Chesterfield County, VA, Industrial Development Authority, Public
                           Facilities Lease Rev., 7.5%, 2008                                            1,150,000       1,150,356
                           Culpepperva Industrial Development Authority, "N", MBIA, 4.5%, 2030          5,000,000       4,885,500
                           Dinwiddie County, VA, Industrial Development Authority Lease Rev.,
                           "B", MBIA, 5%, 2030                                                          2,500,000       2,585,200
                           Fairfax County, VA, Economic Development Authority (Vienna II
                           Metrorail), 6%, 2009 (c)                                                     1,750,000       1,911,455
                           Fairfax County, VA, Economic Development Authority Rev. (U.S. Route
                           28), MBIA, 5%, 2029                                                          1,000,000       1,042,780
                           Fairfax County, VA, Economic Development Authority, Parking Rev.
                           (Vienna II Metrorail), 6%, 2009 (c)                                          1,650,000       1,802,229
                           Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott &
                           Gum Springs Community Centers), 5.5%, 2017                                   2,225,000       2,267,787
                           Fairfax, VA, Economic Development Authority Fairfax Public
                           Improvement Project, 5%, 2030                                                1,000,000       1,035,130
                           Front Royal & Warren County, VA, Industrial Development Authority
                           Lease Rev., School & Capital Improvement, "B", FSA, 5%, 2035                 2,875,000       2,976,401
                           King George County, VA, Industrial Development Authority Lease Rev.,
                           FSA, 5%, 2036                                                                2,000,000       2,067,160
                           Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                           5.125%, 2027                                                                 1,000,000       1,056,240
                           Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                           5.25%, 2032                                                                  2,000,000       2,113,680
                           Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017          1,000,000       1,107,280
                           Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017          1,120,000       1,240,154
                           New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019            3,405,000       3,548,248
                           Orange County, VA, Industrial Development Authority (Orange County
                           Project), AMBAC, 5%, 2034                                                    1,000,000       1,036,140
                           Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006 (c)                 2,230,000       2,286,664
                           Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006 (c)                   270,000         276,861
                           Powhatan County, VA, Economic Development Authority Lease Rev.
                           (Virginia Capital Projects), AMBAC, 5.25%, 2033                              1,000,000       1,055,980
                           Prince William County, VA, Lease Partnerships, 5%, 2021                      1,500,000       1,565,235
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                    4,000,000       4,365,080
                           Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                    1,000,000       1,106,740
                           Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC,
                           5%, 2022                                                                     1,600,000       1,659,616
                           Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035              1,720,000       1,777,964
                           Virginia College Building Authority (21st Century College Program),
                           6%, 2009 (c)                                                                 2,000,000       2,144,020
                           Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                 3,750,000       3,573,000
                           Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                      1,070,000       1,140,909
                           Virginia Resources Authority Rev., 5%, 2021 (u)                              2,780,000       2,924,727
                           Virginia Resources Authority Rev., 5%, 2023 (u)                              3,040,000       3,178,198
                           Virginia Resources Authority Rev., 5%, 2033 (u)                              5,020,000       5,192,437
                           Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017             1,360,000       1,421,200
                                                                                                                     ------------
                                                                                                                     $ 74,701,338
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%         Greater Richmond Convention Center Authority, Hotel Tax Rev.
                           (Convention Center Expansion), 6.125%, 2010 (c)                            $ 3,500,000    $  3,855,320
                           Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025             1,000,000       1,036,830
                                                                                                                     ------------
                                                                                                                     $  4,892,150
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033  $   455,000    $    466,425
                           Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039        965,000         990,919
                           Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B",
                           0%, 2055                                                                     2,000,000          69,300
                           Tobacco Settlement Financing Corp., 5.625%, 2037                             1,000,000       1,024,190
                           Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                    570,000         574,321
                                                                                                                     ------------
                                                                                                                     $  3,125,155
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.3%          Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                     $ 1,500,000    $  1,018,440
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 2.2%                 Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
                           "J", MBIA, 5%, 2029                                                        $ 1,210,000    $  1,263,893
                           Virginia Transportation Board Rev. (U.S. Route 58), "B", 5.125%, 2006 (c)    4,000,000       4,047,400
                           Virginia Commonwealth Board Program (Oak Grove Connector), "A",
                           5.25%, 2022                                                                  1,500,000       1,525,440
                                                                                                                     ------------
                                                                                                                     $  6,836,733
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
2.7%                       Amherst, VA, Industrial Development Authority Rev. (Educational
                           Facilities Sweet Briar), 5%, 2026                                          $ 1,770,000    $  1,801,559
                           Danville, VA, Industrial Development Authority, Educational
                           Facilities Rev. (Averett University), 6%, 2022                                 500,000         519,140
                           Loudoun County, VA, Industrial Development Authority, University
                           Facilities Rev. (George Washington University), 6.25%, 2012                  2,710,000       2,714,824
                           Virginia College Building Authority, Educational Facilities Rev.
                           (Washington & Lee University), MBIA, 5.25%, 2031                             1,000,000       1,115,740
                           Virginia College Building Authority, Educational Facilities Rev.
                           (Hampton University), 6%, 2010 (c)                                           1,000,000       1,092,430
                           Virginia College Building Authority, Educational Facilities Rev.
                           (Regent University), MBIA, 5.125%, 2031                                      1,000,000       1,037,480
                                                                                                                     ------------
                                                                                                                     $  8,281,173
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 2.2%               Chesapeake, VA, Industrial Development Authority Rev. (Virginia
                           Electric & Power Co.), 5.25%, 2008                                         $   750,000    $    757,717
                           Halifax County, VA, Industrial Development Authority (Old Dominion
                           Electric Cooperative), AMBAC, 5.625%, 2028                                   3,000,000       3,212,850
                           Mecklenburg County, VA, Industrial Development Authority Rev. (UAE
                           Mecklenburg LP), 6.5%, 2017                                                    700,000         766,003
                           Pittsylvania County, VA, Industrial Development Authority Rev.,
                           7.5%, 2014                                                                   2,000,000       2,036,000
                                                                                                                     ------------
                                                                                                                     $  6,772,570
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 7.3%               Bristol, VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016 (c)               $   240,000    $    273,358
                           Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                            2,020,000       2,137,322
                           Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)           5,000,000       5,449,450
                           Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)          2,540,000       2,755,951
                           Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2020 (u)               2,500,000       2,685,000
                           Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                           6,950,000       7,149,535
                           Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                           1,000,000       1,038,070
                           Richmond, VA, Public Utilities Rev., FSA, "N", 5%, 2027                      1,000,000       1,043,230
                                                                                                                     ------------
                                                                                                                     $ 22,531,916
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 10.1%            Fairfax County, VA, Water Authority Rev., 5%, 2026                         $ 1,000,000    $  1,044,840
                           Fairfax County, VA, Water Authority Rev., 5%, 2027                           3,155,000       3,292,148
                           Fairfax County, VA, Water Authority Rev., 5%, 2027                           3,210,000       3,344,724
                           Fairfax County, VA, Water Authority Rev., 5%, 2032                           2,000,000       2,068,960
                           Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                      2,000,000       2,094,340
                           Loudoun County, VA, Sanitation Authority Water & Sewer Rev., 5%, 2033        3,000,000       3,115,980
                           Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)          2,000,000       2,129,740
                           Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)             195,000         216,520
                           Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                   1,450,000       1,504,549
                           Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                     1,000,000       1,097,760
                           Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
                           Wastewater), 5.75%, 2021                                                     1,335,000       1,447,594
                           Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)               1,135,000       1,213,644
                           Virginia Resources Authority, Clean Water Rev., 6%, 2017                     2,750,000       3,004,623
                           Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019     1,600,000       1,719,936
                           Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020     1,690,000       1,815,077
                           Virginia State Resources Authority, Water & Sewer Systems Rev.
                           (Tuckahoe Creek Project), 5%, 2035                                           2,015,000       2,090,240
                                                                                                                     ------------
                                                                                                                     $ 31,200,675
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $301,373,200)                                                              $315,099,675
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "A", 3.22%, due 4/06/06                $   100,000    $    100,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "B", 3.22%, due 4/06/06                    600,000         600,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "C", 3.22%, due 4/06/06                    500,000         500,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "D", 3.22%, due 4/06/06                    600,000         600,000
                           Burke County, GA, Development Authority Pollution Control Rev.
                           (Oglethorpe Power Corp.), "A", 3.22%, due 4/05/06                              300,000         300,000
                           Georgia Municipal Electric Authority, 3.05%, due 4/05/06                       800,000         800,000
                           Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                           3.22%, due 4/06/06                                                           1,000,000       1,000,000
                           Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.22%, due 4/06/06          300,000         300,000
                           Massachusetts Water Resources Authority, 3.17%, due 4/05/06                    100,000         100,000
                           Missouri Health & Educational Facilities Authority Rev., Medical
                           Research Facilities (Stowers Institute), 3.22%, due 4/06/06                    200,000         200,000
                           Sevier County, TN, Public Building Authority, 3.19%, due 4/06/06                70,000          70,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $  4,570,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $305,943,200)                                                                  $319,669,675
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.0)%                                                                               (12,156,955)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $307,512,720
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/01/07          USD           $6,000,000               Fixed - 3 Year                Floating - 7 Day             $ 82,400
                                                     BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 8/02/21          USD            3,000,000               Fixed - 15 Year               Floating - 7 Day               47,944
                                                     BMA Swap Index (4.011%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26          USD            3,000,000             Floating - 3 Month               Fixed - 20 Year              (46,489)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
 7/11/36          USD            3,000,000              Floating - 7 Day                Fixed - 30 Year              (96,826)
                                                         BMA Swap Index             BMA Swap Index (4.127%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $(12,971)
                                                                                                                    ========

At March 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 3/31/06     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.3%
---------------------------------------------------------------------------------------------------------------------------------
                           ISSUER                                                                     SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 23.9%    Charleston, WV, Public Improvements, 7.2%, 2009                            $ 1,140,000    $  1,255,357
                           Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                 1,500,000       1,562,160
                           Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034         2,000,000       2,062,520
                           Commonwealth of Puerto Rico, Public Improvement, MBIA,
                           5.75%, 2010 (c)(u)                                                           6,000,000       6,463,440
                           Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025             1,000,000       1,048,770
                           Puerto Rico Public Buildings Authority Rev. (State Office Building),
                           "F", XLCA, 5.25%, 2025                                                       2,000,000       2,224,520
                           Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007 (c)            3,115,000       3,223,184
                           West Virginia State, Highway Improvements, FGIC, 5.625%, 2010 (c)            2,000,000       2,162,500
                           West Virginia State, Public Improvements, FGIC, 5%, 2021                     4,000,000       4,107,880
                           West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                    2,565,000       2,721,952
                           West Virginia State, Water Utility Improvements, FGIC, 5.25%, 2026           8,000,000       8,229,280
                                                                                                                     ------------
                                                                                                                     $ 35,061,563
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.3%         Brooke County, WV, Board of Education, FGIC, 5%, 2016                      $ 1,390,000    $  1,446,726
                           Puerto Rico, Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                1,800,000       1,922,076
                                                                                                                     ------------
                                                                                                                     $  3,368,802
---------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.0%             Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009 (c)       $ 1,680,000    $  1,842,691
                           Monongalia County, WV, Board of Education, MBIA, 5%, 2027                    2,350,000       2,447,313
                           Monongalia County, WV, Board of Education, MBIA, 5%, 2033                    3,000,000       3,108,360
                                                                                                                     ------------
                                                                                                                     $  7,398,364
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 5.3%           Kanawha County, WV, Building Commission Rev. (St. Francis Hospital),
                           ETM, 7.5%, 2007 (c)                                                        $    60,000    $     62,552
                           Monongalia County, WV, Building Community Hospital Rev. (Monongalia
                           General Hospital), "A", 5.25%, 2035                                          1,000,000       1,012,330
                           Ohio County, WV, County Commission Health System Rev. (Ohio Valley
                           Medical Center), 5.75%, 2013                                                   750,000         713,415
                           Randolph County, WV, Community Health Systems Rev. (Davis Health
                           Systems, Inc.), FSA, 5.2%, 2021                                              1,000,000       1,059,600
                           Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton
                           Hospital Medical Center), 6.375%, 2031                                         600,000         602,898
                           West Virginia Hospital Finance Authority, Hospital Rev. (Charleston
                           Area Medical Center), ETM, 6.5%, 2023 (c)                                    2,000,000       2,408,780
                           West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont
                           General Hospital), 6.625%, 2019                                                300,000         300,042
                           West Virginia Hospital Finance Authority, Hospital Rev. (General
                           Division Medical Office Building), 7.25%, 2014                               1,645,000       1,647,912
                                                                                                                     ------------
                                                                                                                     $  7,807,529
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Long Term Care - 1.9%      Harrison County, WV, Building Commission Rev. (Maplewood Retirement),
                           AMBAC, 5.25%, 2008 (c)                                                     $ 2,625,000    $  2,757,877
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.2%               Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                           (Hovensa Refinery), 5.875%, 2022                                           $   350,000    $    369,082
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 0.1%             Webster County, WV, Housing Development Rev. (Circlebrook), FHA,
                           6.35%, 2008                                                                $   155,000    $    155,338
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%             West Virginia Economic Development Authority, Auto Lease Rev.
                           (Capitol Parking Garage), AMBAC, 5.8%, 2020                                $ 1,260,000    $  1,356,579
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 0.9%               Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                     $    75,000    $     75,211
                           Kanawha County, WV, 0%, 2014 (c)                                             1,920,000       1,212,346
                                                                                                                     ------------
                                                                                                                     $  1,287,557
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 1.8%               Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage
                           Backed Securities, "A", 4.75%, 2023                                        $   690,000    $    690,973
                           West Virginia State, Housing Development Fund Rev., 5.25%, 2018              1,000,000       1,008,700
                           West Virginia State, Housing Development Fund Rev., 5.3%, 2023                 985,000         992,299
                                                                                                                     ------------
                                                                                                                     $  2,691,972
---------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 24.2%           Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018    $ 1,740,000    $  1,802,431
                           West Virginia Building Commission, "A", AMBAC, 5.375%, 2018 (u)              9,040,000       9,983,866
                           West Virginia Building Commission, "B", AMBAC, 5.375%, 2018 (u)              2,500,000       2,761,025
                           West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007 (c)       3,150,000       3,010,140
                           West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008 (c)       3,050,000       2,808,410
                           West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009 (c)       1,000,000         883,810
                           West Virginia Economic Development Authority (Correctional Juvenile &
                           Public), 5%, 2020                                                            1,000,000       1,036,970
                           West Virginia Economic Development Authority (Correctional Juvenile &
                           Public), MBIA, 5.5%, 2013                                                    1,000,000       1,091,770
                           West Virginia Economic Development Authority (Correctional Juvenile &
                           Public), MBIA, 5%, 2026                                                      2,100,000       2,173,899
                           West Virginia Economic Development Authority State Office Building,
                           "B", MBIA, 5.25%, 2030                                                       1,355,000       1,427,032
                           West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033    1,000,000       1,036,550
                           West Virginia Economic Development Authority, Department of
                           Environmental Protection, 5.5%, 2022                                         2,000,000       2,153,160
                           West Virginia Economic Development Authority, Lease Rev. (State
                           Office Building), "B", MBIA, 5.25%, 2025                                       645,000         683,190
                           West Virginia Hospital Finance Authority, Hospital Rev. (Veterans
                           Nursing Home), 5.5%, 2034                                                    1,000,000       1,010,230
                           West Virginia Hospital Finance Authority, Hospital Rev. (West
                           Virginia University Hospital), AMBAC, 5%, 2018                               1,000,000       1,020,100
                           West Virginia School Building Authority, Miscellaneous Tax Rev., FSA,
                           5.25%, 2021                                                                  2,550,000       2,646,976
                                                                                                                     ------------
                                                                                                                     $ 35,529,559
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.4%         Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025           $   500,000    $    518,415
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%             Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033  $   675,000    $    691,949
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 3.4%          West Virginia Parkways, Economic Development & Tourism Authority,
                           Rev., FGIC, ETM, 0%, 2006 (c)                                              $ 2,500,000    $  2,479,275
                           West Virginia Parkways, Economic Development & Tourism Authority,
                           Rev., FGIC, ETM, 0%, 2007 (c)                                                2,000,000       1,911,200
                           West Virginia Parkways, Economic Development & Tourism Authority,
                           Rev., FGIC, ETM, 0%, 2008 (c)                                                  610,000         561,682
                                                                                                                     ------------
                                                                                                                     $  4,952,157
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 1.3%                 Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
                           "J", MBIA, 5%, 2029                                                        $ 1,820,000    $  1,901,063
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 23.2%           Commonwealth of Puerto Rico, Industrial Tourist Education (University
                           Plaza), MBIA, 5%, 2021                                                     $ 1,270,000    $  1,318,984
                           Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032     3,210,000       3,307,070
                           Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022       5,130,000       5,443,392
                           Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027      1,500,000       1,603,725
                           Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032          2,250,000       2,318,040
                           Shepherd University Board of Governors, West Virginia Rev. (Residence
                           Facilities Projects), MBIA, 5%, 2035                                         1,675,000       1,734,630
                           State of West Virginia, Department of Higher Education (Marshall
                           University), FGIC, 5.25%, 2019                                               1,680,000       1,768,402
                           State of West Virginia, Department of Higher Education (Student Union
                           James C. Wilson College), 5.125%, 2022                                       1,500,000       1,576,935
                           State of West Virginia, Department of Higher Education, "B", FGIC,
                           5%, 2029                                                                     1,000,000       1,035,950
                           State of West Virginia, Department of Higher Education, MBIA, 5%, 2010       1,345,000       1,409,291
                           West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                2,000,000       2,062,840
                           West Virginia University, University Systems Rev. (Marshall
                           University), FGIC, 6%, 2020                                                  2,705,000       2,947,666
                           West Virginia University, University Systems Rev. (West Virginia
                           University), MBIA, 5.5%, 2020                                                1,700,000       1,914,693
                           West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034         4,395,000       4,535,113
                           West Virginia, West Virginia University Improvement Rev., "C", FGIC,
                           5%, 2028                                                                     1,000,000       1,034,240
                                                                                                                     ------------
                                                                                                                     $ 34,010,971
---------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 0.4%         West Liberty State College, Capital Improvement, 6%, 2028                  $   500,000    $    529,420
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 0.5%               Mason County, WV, Pollution Control Rev. (Appalachian Power Co.),
                           5.5%, 2022                                                                 $   750,000    $    766,357
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.1%             Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                          $   200,000    $    222,278
                           Parkersburg, WV, Waterworks & Sewer Series A, "N", FGIC, 4.5%, 2022          1,000,000       1,003,720
                           West Virginia Water Development Authority Loan Program, "B", AMBAC,
                           4.75%, 2035                                                                    500,000         501,890
                           West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020           1,000,000       1,090,410
                           West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023           1,000,000       1,065,270
                           West Virginia Water Development Authority Rev., AMBAC, 5%, 2026              2,850,000       2,966,793
                           West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)            105,000         111,794
                           West Virginia Water Development Authority, "A", FGIC, 5%, 2033               1,500,000       1,556,580
                           West Virginia Water Development Authority, Infrastructure Rev., "A",
                           AMBAC, 5%, 2033                                                              1,950,000       2,016,768
                           West Virginia Water Development Authority, Infrastructure Rev., FSA,
                           5.5%, 2018                                                                     390,000         413,162
                           West Virginia Water Development Authority, Infrastructure Rev., FSA,
                           5.5%, 2019                                                                     895,000         945,899
                                                                                                                     ------------
                                                                                                                     $ 11,894,564
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $146,260,711)                                                              $153,049,118
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "C", 3.22%, due 4/06/06                $   100,000    $    100,000
                           Allegheny County, PA, Hospital Development Authority Rev.
                           (Presbyterian University Hospital), "D", 3.22%, due 4/06/06                    400,000         400,000
                           New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                           3.09%, due 4/03/06                                                             600,000         600,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $147,360,711)                                                                  $154,149,118
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.0)%                                                                                (7,345,357)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $146,803,761
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF               CASH FLOWS PAID                  CASH FLOWS              APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                 BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

12/01/07          USD           $3,000,000               Fixed - 3 Year                Floating - 7 Day             $ 41,200
                                                     BMA Swap Index (2.795%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/16/16          USD            3,000,000               Fixed - 10 Year               Floating - 7 Day                7,728
                                                     BMA Swap Index (3.977%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/15/18          USD            3,000,000               Fixed - 12 Year               Floating - 7 Day               15,791
                                                     BMA Swap Index (4.019%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 6/22/18          USD            3,000,000               Fixed - 12 Year               Floating - 7 Day               57,092
                                                     BMA Swap Index (3.861%)            BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
 9/13/26          USD            1,500,000             Floating - 3 Month               Fixed - 20 Year              (23,244)
                                                        LIBOR Swap Index           LIBOR Swap Index (5.363%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ 98,567
                                                                                                                    ========

At March 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                   Bond Market Assn.
COP                   Certificate of Participation
ETM                   Escrowed to Maturity
LIBOR                 London Interbank Offered Rate
LOC                   Letter of Credit

Insurers                                                               Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------
AMBAC                 AMBAC Indemnity Corp.                            RITES           Residual Interest Tax-Exempt Security
ASST GTY              Asset Guaranty Insurance Co.
CIFG                  CDS IXIS Financial Guaranty
CONNIE LEE            Connie Lee Insurance Co.
FGIC                  Financial Guaranty Insurance Co.
FHA                   Federal Housing Administration
FNMA                  Federal National Mortgage Assn.
FSA                   Financial Security Assurance, Inc.
GNMA                  Government National Mortgage Assn.
MBIA                  MBIA Insurance Corp.
XLCA                  XL Capital Insurance Co.

Portfolio Footnotes:
(c) Refunded bond.
(p) Primary inverse floater.
(u) As restated - (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters (See Note 7).
(v) Externally deposited inverse floater.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The South Carolina Fund holds the following restricted security:


                                                                                                                          TOTAL %
                                                                                 ACQUISITION  ACQUISITION        CURRENT   OF NET
FUND              SECURITY                                                              DATE         COST   MARKET VALUE   ASSETS
---------------------------------------------------------------------------------------------------------------------------------

South Carolina    Puerto Rico Electric Power Authority, RITES, FSA, 6.559%, 2015     9/16/99     $976,500     $1,069,460      0.7%
Fund

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF ASSETS AND LIABILITIES
(As Restated - See Note 8)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                                                   MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
For year ended 3/31/06                                                    FUND            FUND              FUND            FUND

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                  $86,709,966    $163,106,114      $331,733,980    $111,273,968
  Unrealized appreciation (depreciation)                             3,259,147      10,178,367        18,301,676       3,978,389
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                        $89,969,113    $173,284,481      $350,035,656    $115,252,357
Cash                                                                    53,828          57,731            93,330           5,497
Receivable for investments sold                                        431,255         353,308         1,631,327          40,000
Receivable for fund shares sold                                         76,679          76,006            49,621         288,684
Interest receivable                                                  1,297,576       2,637,392         5,522,129       1,739,598
Receivable from investment adviser                                          --              --                --         328,082
Unrealized appreciation on interest rate swaps                          82,707         149,241           276,446         133,261
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       $91,911,158    $176,558,159      $357,608,509    $117,787,479
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                 $139,233        $222,243          $399,413        $135,535
Payable for fund shares reacquired                                     175,578         148,117           451,404         222,027
Payable to the holder of the floating rate certificate
from trust assets                                                    5,360,000      10,350,000        21,425,000       6,170,000
Unrealized depreciation on interest rate swaps                          44,738          32,556            67,442          21,704
Payable to affiliates -
  Management fee                                                           708           1,359             2,750             910
  Shareholder servicing costs                                            7,105          13,134            21,244           7,366
  Distribution and service fees                                            487           2,068             4,362          12,009
  Administrative services fee                                               47              64               129              61
Payable for independent trustees' compensation                          10,213          13,428            16,565           9,952
Payable for interest expense and fees                                   50,384         116,805           177,933          68,308
Accrued expenses and other liabilities                                  61,145          73,094            85,568          68,055
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $5,849,638     $10,972,868       $22,651,810      $6,715,927
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $86,061,520    $165,585,291      $334,956,699    $111,071,552
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $83,246,841    $155,568,821      $316,806,089    $107,409,795
Unrealized appreciation (depreciation) on investments                3,297,116      10,295,052        18,510,680       4,089,946
Accumulated net realized gain (loss) on investments                   (359,905)        227,805           225,319        (217,800)
Accumulated distributions in excess of net investment income          (122,532)       (506,387)         (585,389)       (210,389)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $86,061,520    $165,585,291      $334,956,699    $111,071,552
--------------------------------------------------------------------------------------------------------------------------------

                                                                   MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                          FUND            FUND              FUND            FUND

Net Assets
Class A                                                            $75,596,857    $118,475,660      $270,123,603     $72,429,191
Class B                                                             10,464,663      30,045,829        32,609,959      38,642,361
Class C                                                                     --      17,063,802        32,223,137              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $86,061,520    $165,585,291      $334,956,699    $111,071,552
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                              7,772,637      10,644,398        22,796,832       7,134,583
Class B                                                              1,074,534       2,708,136         2,755,978       3,796,778
Class C                                                                     --       1,535,312         2,721,190              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                      8,847,171      14,887,846        28,274,000      10,931,361
--------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                   $9.73          $11.13            $11.85          $10.15
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)          $10.22          $11.69            $12.44          $10.66
-------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                   $9.74          $11.09            $11.83          $10.18
--------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $--          $11.11            $11.84             $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS


                                                                   SOUTH CAROLINA       TENNESSEE        VIRGINIA    WEST VIRGINIA
For year ended 3/31/06                                                       FUND            FUND            FUND             FUND
                                                                                   (Not Restated)

ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                    $157,026,336    $108,561,488    $305,943,200     $147,360,711
  Unrealized appreciation (depreciation)                                8,295,167       5,622,231      13,726,475        6,788,407
----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                          $165,321,503    $114,183,719    $319,669,675     $154,149,118
Cash                                                                       37,408          24,466          99,860           25,983
Receivable for investments sold                                                --         875,742       3,138,230           30,000
Receivable for fund shares sold                                           143,634          23,100         114,129           98,795
Interest receivable                                                     2,553,774       1,660,432       4,913,054        2,495,078
Unrealized appreciation on interest rate swaps                            179,291              --         144,319          128,799
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $168,235,610    $116,767,459    $328,079,267     $156,927,773
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                    $161,341        $198,454        $445,466         $158,591
Payable for investments purchased                                       1,028,680              --       3,811,842               --
Payable to the holder of the floating rate certificate
from trust assets                                                       9,275,000              --      15,670,000        9,670,000
Payable for fund shares reacquired                                        154,949         289,318         184,651           97,683
Unrealized depreciation on interest rate swaps                             30,232         151,684         157,290           30,232
Payable to affiliates -
  Management fee                                                            1,292             953           2,522            1,204
  Shareholder servicing costs                                              10,691           7,388          20,447            8,881
  Distribution and service fees                                             1,972           1,419           3,473            1,627
  Administrative services fee                                                  63              53             120               61
Payable for independent trustees' compensation                             16,078          13,107          16,669           15,736
Payable for interest expense and fees                                     109,601              --         165,960           77,371
Accrued expenses and other liabilities                                     64,375          62,095          88,107           62,626
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $10,854,274        $724,471     $20,566,547      $10,124,012
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $157,381,336    $116,042,988    $307,512,720     $146,803,761
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $149,405,014    $110,694,520    $294,437,588     $140,245,969
Unrealized appreciation (depreciation) on investments                   8,444,226       5,470,547      13,713,504        6,886,974
Accumulated net realized gain (loss) on investments                      (374,713)        133,909         186,200          (45,174)
Accumulated distributions in excess of net investment income              (93,191)       (255,988)       (824,572)        (284,008)
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $157,381,336    $116,042,988    $307,512,720     $146,803,761
----------------------------------------------------------------------------------------------------------------------------------


                                                                   SOUTH CAROLINA       TENNESSEE        VIRGINIA    WEST VIRGINIA
For year ended 3/31/06                                                       FUND            FUND            FUND             FUND
                                                                                   (Not Restated)

Net Assets
Class A                                                              $131,167,200     $98,825,497    $277,632,554     $134,415,461
Class B                                                                26,214,136      17,217,491      16,884,892       12,388,300
Class C                                                                        --              --      12,995,274               --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $157,381,336    $116,042,988    $307,512,720     $146,803,761
----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                10,706,507       9,356,295      24,329,340       11,718,696
Class B                                                                 2,141,062       1,631,198       1,480,756        1,080,558
Class C                                                                        --              --       1,139,059               --
----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        12,847,569      10,987,493      26,949,155       12,799,254
----------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                     $12.25          $10.56          $11.41           $11.47
----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)             $12.86          $11.09          $11.98           $12.04
----------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $12.24          $10.56          $11.40           $11.46
----------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                        $--             $--          $11.41              $--
----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF OPERATIONS
(As Restated - See Note 8)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains or losses generated by fund operations.

                                                                  MISSISSIPPI         NEW YORK    NORTH CAROLINA     PENNSYLVANIA
For year ended 3/31/06                                                   FUND             FUND              FUND             FUND

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $4,635,223       $9,360,784       $18,408,111       $5,573,167
---------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $482,629         $956,565        $1,905,888         $612,949
  Distribution and service fees                                        84,973          818,796         1,664,065          418,425
  Shareholder servicing costs                                         124,489          247,140           478,496          154,667
  Administrative services fee                                          17,427           27,235            46,766           20,034
  Independent trustees' compensation                                    5,418            8,205            15,340            7,302
  Custodian fee                                                        40,431           62,240           121,182           42,987
  Shareholder communications                                            8,219           23,483            42,755           18,819
  Auditing fees                                                        44,324           44,344            44,382           43,528
  Legal fees                                                            8,970           33,890            11,129           14,383
  Interest expense and fees                                           160,390          313,602           644,766          185,565
  Miscellaneous                                                        50,516           75,746            72,746           39,418
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $1,027,786       $2,611,246        $5,047,515       $1,558,077
---------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (10,791)         (12,591)          (30,136)          (8,166)
  Reduction of expenses by investment adviser                        (220,301)        (435,899)         (868,267)        (399,762)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $796,694       $2,162,756        $4,149,112       $1,150,149
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,838,529       $7,198,028       $14,258,999       $4,423,018
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                            $139,165         $719,463          $736,465         $301,189
  Swap transactions                                                   147,467           89,998           282,977           42,702
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $286,632         $809,461        $1,019,442         $343,891
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                     $(1,058,665)     $(2,621,573)      $(3,866,717)       $(580,781)
  Swap transactions                                                   (44,559)             334           119,123          (19,004)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(1,103,224)     $(2,621,239)      $(3,747,594)       $(599,785)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              $(816,592)     $(1,811,778)      $(2,728,152)       $(255,894)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $3,021,937       $5,386,250       $11,530,847       $4,167,124
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


                                                               SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
For year ended 3/31/06                                                   FUND             FUND             FUND             FUND
                                                                                (Not Restated)

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $8,669,839       $6,229,512      $16,969,114       $7,779,193
--------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $878,565         $672,349       $1,723,944         $816,555
  Distribution and service fees                                       746,133          551,957        1,299,754          607,115
  Shareholder servicing costs                                         216,254          163,542          421,988          195,257
  Administrative services fee                                          25,541           21,330           42,966           24,259
  Independent trustees' compensation                                    9,710            7,628           14,603            9,345
  Custodian fee                                                        62,188           41,947          106,473           51,385
  Shareholder communications                                           18,139           10,881           45,839           14,942
  Auditing fees                                                        44,340           44,332           44,374           44,337
  Legal fees                                                            5,840            6,328           12,132            5,570
  Interest expense and fees                                           276,562               --          469,207          256,213
  Miscellaneous                                                        39,887           49,714           83,830           50,665
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $2,323,159       $1,570,008       $4,265,110       $2,075,643
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (11,861)          (8,344)         (26,212)         (12,467)
  Reduction of expenses by investment adviser                        (400,334)        (306,371)        (785,506)        (372,074)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                       $1,910,964       $1,255,293       $3,453,392       $1,691,102
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $6,758,875       $4,974,219      $13,515,722       $6,088,091
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                            $439,645         $361,731         $830,201         $150,465
  Swap transactions                                                   250,896          119,455          364,938          250,952
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $690,541         $481,186       $1,195,139         $401,417
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                     $(2,259,791)     $(1,581,219)     $(4,268,211)     $(1,918,969)
  Swap transactions                                                    94,849         (139,688)         102,093           (9,694)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(2,164,942)     $(1,720,907)     $(4,166,118)     $(1,928,663)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,474,401)     $(1,239,721)     $(2,970,979)     $(1,527,246)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $5,284,474       $3,734,498      $10,544,743       $4,560,845
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF CHANGES IN NET ASSETS
(Not Restated)

This statement describes the increases and or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                                   MISSISSIPPI        NEW YORK    NORTH CAROLINA     PENNSYLVANIA
For year ended 3/31/06                                                    FUND            FUND              FUND             FUND

CHANGE IN NET ASSETS
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $3,838,529      $7,198,028       $14,258,999       $4,423,018
Net realized gain (loss) on investments                                286,632         809,461         1,019,442          343,891
Net unrealized gain (loss) on investments                           (1,103,224)     (2,621,239)       (3,747,594)        (599,785)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $3,021,937      $5,386,250       $11,530,847       $4,167,124
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(3,413,002)    $(5,263,309)     $(11,694,658)     $(2,989,205)
  Class B                                                             (412,712)     (1,168,804)       (1,306,917)      (1,394,784)
  Class C                                                                   --        (642,938)       (1,170,926)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                   --        (564,709)       (1,065,305)              --
  Class B                                                                   --        (152,917)         (135,859)              --
  Class C                                                                   --         (82,521)         (127,766)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(3,825,714)    $(7,875,198)     $(15,501,431)     $(4,383,989)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $(4,252,560)   $(12,844,892)     $(14,095,028)      $1,890,721
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                         $(5,056,337)   $(15,333,840)     $(18,065,612)      $1,673,856
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                              91,117,857     180,919,131       353,022,311      109,397,696
At end of period                                                   $86,061,520    $165,585,291      $334,956,699     $111,071,552
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                              $(122,532)      $(506,387)        $(585,389)       $(210,389)
---------------------------------------------------------------------------------------------------------------------------------

                                                                SOUTH CAROLINA       TENNESSEE          VIRGINIA    WEST VIRGINIA
                                                                          FUND            FUND              FUND             FUND

For year ended 3/31/06

CHANGE IN NET ASSETS
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $6,758,875      $4,974,219       $13,515,722       $6,088,091
Net realized gain (loss) on investments                                690,541         481,186         1,195,139          401,417
Net unrealized gain (loss) on investments                           (2,164,942)     (1,720,907)       (4,166,118)      (1,928,663)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $5,284,474      $3,734,498       $10,544,743       $4,560,845
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(5,659,836)    $(4,261,947)     $(12,295,006)     $(5,562,081)
  Class B                                                           (1,056,777)       (664,458)         (688,908)        (467,115)
  Class C                                                                   --              --          (466,544)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                   --        (373,368)               --               --
  Class B                                                                   --         (67,191)               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(6,716,613)    $(5,366,964)     $(13,450,458)     $(6,029,196)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $(2,560,303)    $(7,850,463)      $(6,612,020)       $(521,038)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                         $(3,992,442)    $(9,482,929)      $(9,517,735)     $(1,989,389)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             161,373,778     125,525,917       317,030,455      148,793,150
At end of period                                                  $157,381,336    $116,042,988      $307,512,720     $146,803,761
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                               $(93,191)      $(255,988)        $(824,572)       $(284,008)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


                                                                   MISSISSIPPI        NEW YORK    NORTH CAROLINA     PENNSYLVANIA
For year ended 3/31/05                                                    FUND            FUND              FUND             FUND

CHANGE IN NET ASSETS
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $4,246,035      $7,863,201       $15,534,523       $4,519,117
Net realized gain (loss) on investments                               (599,779)      1,305,318         2,301,615          515,430
Net unrealized gain (loss) on investments                           (1,291,053)     (5,205,262)      (10,908,526)      (2,429,625)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $2,355,203      $3,963,257        $6,927,612       $2,604,922
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(3,800,669)    $(5,659,906)     $(12,575,689)     $(2,936,106)
  Class B                                                             (488,047)     (1,405,511)       (1,644,629)      (1,545,007)
  Class C                                                                   --        (758,214)       (1,223,511)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                   --              --          (936,801)              --
  Class B                                                                   --              --          (140,671)              --
  Class C                                                                   --              --          (107,103)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(4,288,716)    $(7,823,631)     $(16,628,404)     $(4,481,113)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $(2,632,645)   $(10,280,741)     $(28,080,809)    $(12,289,315)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                            $41          $2,441                $1              $21
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                         $(4,566,117)   $(14,138,674)     $(37,781,600)    $(14,165,485)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                              95,683,974     195,057,805       390,803,911      123,563,181
At end of period                                                   $91,117,857    $180,919,131      $353,022,311     $109,397,696
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                              $(145,835)      $(579,928)        $(629,708)       $(247,616)
---------------------------------------------------------------------------------------------------------------------------------

                                                                SOUTH CAROLINA       TENNESSEE          VIRGINIA    WEST VIRGINIA
                                                                          FUND            FUND              FUND             FUND

For year ended 3/31/05

CHANGE IN NET ASSETS
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $7,197,796      $5,340,555       $14,787,096       $6,504,194
Net realized gain (loss) on investments                                930,247       1,007,888         3,298,859          (76,934)
Net unrealized gain (loss) on investments                           (4,411,964)     (3,338,157)       (9,424,724)      (3,229,447)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $3,716,079      $3,010,286        $8,661,231       $3,197,813
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(5,900,829)    $(4,493,724)     $(13,347,276)     $(5,865,720)
  Class B                                                           (1,287,235)       (765,363)         (855,754)        (572,534)
  Class C                                                                   --              --          (489,932)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                   --        (753,833)               --               --
  Class B                                                                   --        (154,547)               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(7,188,064)    $(6,167,467)     $(14,692,962)     $(6,438,254)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $(9,882,323)   $(14,612,884)     $(15,058,690)     $(6,309,465)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                            $--             $--              $606              $44
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(13,354,308)   $(17,770,065)     $(21,089,815)     $(9,549,862)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             174,728,086     143,295,982       338,120,270      158,343,012
At end of period                                                  $161,373,778    $125,525,917      $317,030,455     $148,793,150
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                              $(104,050)      $(285,525)        $(862,634)       $(336,222)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS A                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                    $9.82       $10.02       $10.02        $9.61        $9.78
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.44        $0.46        $0.46        $0.46        $0.49
Net realized and unrealized gain (loss) on investments                  (0.09)       (0.19)        0.01         0.44        (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.35        $0.27        $0.47        $0.90        $0.33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.44)      $(0.47)      $(0.47)      $(0.49)      $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.73        $9.82       $10.02       $10.02        $9.61
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                               3.59         2.76         4.77         9.48         3.45
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.07         0.93         0.82         0.84         0.85
Expenses after expense reductions (f)                                    0.82         0.68         0.62         0.64         0.65
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 0.64         0.58         0.62         0.64         0.65
Net investment income                                                    4.48         4.70         4.61         4.70         5.05
Portfolio turnover                                                          9           19           12           22            6
Net assets at end of period (000 Omitted)                             $75,597      $79,574      $82,507      $87,724      $76,004
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS B                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                    $9.84       $10.03       $10.04        $9.62        $9.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.37        $0.39        $0.38        $0.38        $0.42
Net realized and unrealized gain (loss) on investments                  (0.10)       (0.19)       (0.01)(g)     0.44        (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.27        $0.20        $0.37        $0.82        $0.25
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.37)      $(0.39)      $(0.38)      $(0.40)      $(0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $9.74        $9.84       $10.03       $10.04        $9.62
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                               2.71         2.08         3.80         8.67         2.62
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.83         1.70         1.64         1.67         1.65
Expenses after expense reductions (f)                                    1.58         1.45         1.44         1.47         1.45
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 1.40         1.35         1.44         1.47         1.45
Net investment income                                                    3.72         3.93         3.79         3.86         4.23
Portfolio turnover                                                          9           19           12           22            6
Net assets at end of period (000 Omitted)                             $10,465      $11,544      $13,177      $12,900      $10,177
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.30        $11.53        $11.49        $10.94        $11.14
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.49         $0.51         $0.51         $0.52         $0.53
Net realized and unrealized gain (loss) on investments              (0.12)        (0.24)         0.04          0.56         (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.37         $0.27         $0.55         $1.08         $0.35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.49)       $(0.50)       $(0.51)       $(0.53)       $(0.55)
From net realized gain on investments                               (0.05)           --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.54)       $(0.50)       $(0.51)       $(0.53)       $(0.55)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.13        $11.30        $11.53        $11.49        $10.94
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           3.30          2.45          4.90         10.05          3.16
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.28          1.14          1.13          1.17          1.21
Expenses after expense reductions (f)                                1.03          0.89          0.93          0.97          1.01
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             0.85          0.79          0.86          0.87          0.88
Net investment income                                                4.36          4.47          4.39          4.56          4.80
Portfolio turnover                                                     12            20            13            17            18
Net assets at end of period (000 Omitted)                        $118,476      $125,861      $131,642      $132,843      $121,717
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.27        $11.49        $11.45        $10.93        $11.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.41         $0.42         $0.42         $0.43         $0.45
Net realized and unrealized gain (loss) on investments              (0.14)        (0.22)         0.04          0.54         (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.27         $0.20         $0.46         $0.97         $0.26
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.40)       $(0.42)       $(0.42)       $(0.45)       $(0.46)
From net realized gain on investments                               (0.05)           --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.45)       $(0.42)       $(0.42)       $(0.45)       $(0.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.09        $11.27        $11.49        $11.45        $10.93
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           2.43          1.77          4.12          8.96          2.39
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               2.03          1.89          1.87          1.92          1.96
Expenses after expense reductions (f)                                1.78          1.64          1.67          1.72          1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.60          1.54          1.60          1.62          1.63
Net investment income                                                3.61          3.70          3.62          3.80          4.05
Portfolio turnover                                                     12            20            13            17            18
Net assets at end of period (000 Omitted)                         $30,046       $35,328       $41,509       $40,867       $29,903
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS C                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                   $11.29       $11.51       $11.47       $10.93       $11.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.41        $0.42        $0.42        $0.43        $0.45
Net realized and unrealized gain (loss) on investments                  (0.14)       (0.22)        0.04         0.56        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.27        $0.20        $0.46        $0.99        $0.27
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.40)      $(0.42)      $(0.42)      $(0.45)      $(0.47)
From net realized gain on investments                                   (0.05)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.45)      $(0.42)      $(0.42)      $(0.45)      $(0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.11       $11.29       $11.51       $11.47       $10.93
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                               2.43         1.78         4.12         9.14         2.39
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   2.03         1.89         1.87         1.92         1.96
Expenses after expense reductions (f)                                    1.78         1.64         1.67         1.72         1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 1.60         1.54         1.60         1.62         1.63
Net investment income                                                    3.61         3.72         3.63         3.81         4.05
Portfolio turnover                                                         12           20           13           17           18
Net assets at end of period (000 Omitted)                             $17,064      $19,730      $21,907      $14,005      $10,178
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                                $11.99       $12.30        $12.24        $11.68        $11.89
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.51         $0.53         $0.53         $0.54         $0.57
Net realized and unrealized gain (loss) on investments              (0.09)        (0.27)         0.07          0.58         (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.42         $0.26         $0.60         $1.12         $0.36
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.51)       $(0.53)       $(0.53)       $(0.56)       $(0.57)
From net realized gain on investments                               (0.05)        (0.04)        (0.01)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.56)       $(0.57)       $(0.54)       $(0.56)       $(0.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.85        $11.99        $12.30        $12.24        $11.68
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           3.49          2.15          5.01          9.71          3.08
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.33          1.10          1.12          1.11          1.12
Expenses after expense reductions (f)                                1.08          0.85          0.92          0.91          0.92
Expenses after expense reductions and excluding interest and
fees (f)(l)                                                          0.89          0.85          0.92          0.91          0.92
Net investment income                                                4.24          4.38          4.30          4.50          4.78
Portfolio turnover                                                      8             9             9            20            13
Net assets at end of period (000 Omitted)                        $270,124      $279,875      $305,185      $316,687      $303,250
---------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.98        $12.29        $12.23        $11.67        $11.89
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.43         $0.45         $0.45         $0.47         $0.48
Net realized and unrealized gain (loss) on investments              (0.10)        (0.27)         0.07          0.57         (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.33         $0.18         $0.52         $1.04         $0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.43)       $(0.45)       $(0.45)       $(0.48)       $(0.50)
From net realized gain on investments                               (0.05)        (0.04)        (0.01)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.48)       $(0.49)       $(0.46)       $(0.48)       $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.83        $11.98        $12.29        $12.23        $11.67
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           2.73          1.49          4.33          9.01          2.33
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.98          1.75          1.76          1.76          1.77
Expenses after expense reductions (f)                                1.73          1.50          1.56          1.56          1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.54          1.50          1.56          1.56          1.57
Net investment income                                                3.59          3.72          3.64          3.85          4.07
Portfolio turnover                                                      8             9             9            20            13
Net assets at end of period (000 Omitted)                         $32,610       $40,251       $50,363       $59,116       $57,534
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS C                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                   $11.98       $12.29       $12.23       $11.67       $11.89
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.43        $0.45        $0.45        $0.46        $0.48
Net realized and unrealized gain (loss) on investments                  (0.09)       (0.27)        0.07         0.58        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.34        $0.18        $0.52        $1.04        $0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.43)      $(0.45)      $(0.45)      $(0.48)      $(0.50)
From net realized gain on investments                                   (0.05)       (0.04)       (0.01)          --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.48)      $(0.49)      $(0.46)      $(0.48)      $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.84       $11.98       $12.29       $12.23       $11.67
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                               2.82         1.49         4.33         9.01         2.33
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.98         1.76         1.77         1.76         1.77
Expenses after expense reductions (f)                                    1.73         1.51         1.57         1.56         1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 1.54         1.51         1.57         1.56         1.57
Net investment income                                                    3.61         3.76         3.67         3.84         4.07
Portfolio turnover                                                          8            9            9           20           13
Net assets at end of period (000 Omitted)                             $32,223      $32,897      $35,256      $31,836      $23,741
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS A                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                   $10.17       $10.31       $10.21        $9.73        $9.85
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.43        $0.44        $0.42        $0.45        $0.48
Net realized and unrealized gain (loss) on investments                  (0.02)       (0.14)        0.10         0.51        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.41        $0.30        $0.52        $0.96        $0.37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.43)      $(0.44)      $(0.42)      $(0.48)      $(0.49)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.15       $10.17       $10.31       $10.21        $9.73
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                                4.08         2.97         5.12        10.12         3.85
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.13         1.03         1.05         1.03         0.99
Expenses after expense reductions (f)                                    0.77         0.69         0.75         0.55         0.46
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 0.60         0.60         0.64         0.48         0.36
Net investment income                                                    4.24         4.33         4.12         4.47         4.90
Portfolio turnover                                                          9           20           24           19           19
Net assets at end of period (000 Omitted)                             $72,429      $67,942      $75,083      $68,705      $47,661
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $10.20        $10.34        $10.24         $9.75         $9.88
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.36         $0.36         $0.34         $0.36         $0.40
Net realized and unrealized gain (loss) on investments              (0.03)        (0.14)         0.10          0.53         (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.33         $0.22         $0.44         $0.89         $0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.35)       $(0.36)       $(0.34)       $(0.40)       $(0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.18        $10.20        $10.34        $10.24         $9.75
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            3.30          2.19          4.38          9.21          2.86
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.89          1.80          1.85          1.85          1.83
Expenses after expense reductions (f)                                1.53          1.46          1.55          1.37          1.30
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.36          1.37          1.44          1.30          1.20
Net investment income                                                3.49          3.56          3.32          3.62          4.06
Portfolio turnover                                                      9            20            24            19            19
Net assets at end of period (000 Omitted)                         $38,642       $41,455       $48,480       $46,941       $28,286
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $12.36        $12.61        $12.53        $12.00        $12.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.54         $0.56         $0.55         $0.58         $0.60
Net realized and unrealized gain (loss) on investments              (0.11)        (0.25)         0.10          0.54         (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.43         $0.31         $0.65         $1.12         $0.44
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.54)       $(0.56)       $(0.57)       $(0.59)       $(0.59)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.25        $12.36        $12.61        $12.53        $12.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            3.48          2.52          5.30          9.51          3.68
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.34          1.23          1.21          1.23          1.27
Expenses after expense reductions (f)                                1.09          0.98          1.01          1.03          1.07
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             0.92          0.89          0.94          0.95          0.94
Net investment income                                                4.35          4.50          4.39          4.68          4.91
Portfolio turnover                                                     13            15            16            21            10
Net assets at end of period (000 Omitted)                        $131,167      $130,342      $137,911      $129,844      $121,438
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $12.36        $12.60        $12.52        $11.99        $12.14
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.46         $0.48         $0.47         $0.50         $0.52
Net realized and unrealized gain (loss) on investments              (0.12)        (0.24)         0.10          0.54         (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.34         $0.24         $0.57         $1.04         $0.36
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.46)       $(0.48)       $(0.49)       $(0.51)       $(0.51)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.24        $12.36        $12.60        $12.52        $11.99
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            2.73          1.94          4.62          8.81          3.01
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.99          1.88          1.86          1.88          1.92
Expenses after expense reductions (f)                                1.74          1.63          1.66          1.68          1.72
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.57          1.54          1.59          1.60          1.59
Net investment income                                                3.70          3.85          3.74          4.03          4.25
Portfolio turnover                                                     13            15            16            21            10
Net assets at end of period (000 Omitted)                         $26,214       $31,032       $36,817       $37,603       $34,139
---------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
(Not Restated)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $10.71        $10.96        $10.90        $10.43        $10.58
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.45         $0.45         $0.45         $0.47         $0.49
Net realized and unrealized gain (loss) on investments              (0.12)        (0.18)         0.06          0.49         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.33         $0.27         $0.51         $0.96         $0.35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.44)       $(0.44)       $(0.45)       $(0.49)       $(0.50)
From net realized gain on investments                               (0.04)        (0.08)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.48)       $(0.52)       $(0.45)       $(0.49)       $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.56        $10.71        $10.96        $10.90        $10.43
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            3.13          2.53          4.80          9.34          3.36
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.19          1.16          1.14          1.17          1.14
Expenses after expense reductions (f)                                0.94          0.91          0.94          0.97          0.94
Net investment income                                                4.17          4.16          4.08          4.35          4.66
Portfolio turnover                                                      5            11            19            16            12
Net assets at end of period (000 Omitted)                         $98,825      $104,837      $118,990      $115,819      $101,294
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED
(Not Restated)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $10.70        $10.95        $10.89        $10.42        $10.57
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.38         $0.38         $0.38         $0.40         $0.42
Net realized and unrealized gain (loss) on investments              (0.11)        (0.18)         0.06          0.49         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.27         $0.20         $0.44         $0.89         $0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.37)       $(0.37)       $(0.38)       $(0.42)       $(0.43)
From net realized gain on investments                               (0.04)        (0.08)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.41)       $(0.45)       $(0.38)       $(0.42)       $(0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.56        $10.70        $10.95        $10.89        $10.42
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            2.56          1.87          4.12          8.64          2.69
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.84          1.81          1.79          1.82          1.79
Expenses after expense reductions (f)                                1.59          1.56          1.59          1.62          1.59
Net investment income                                                3.52          3.51          3.43          3.70          4.00
Portfolio turnover                                                      5            11            19            16            12
Net assets at end of period (000 Omitted)                         $17,217       $20,689       $24,306       $27,546       $26,183
---------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.52        $11.73        $11.61        $11.14        $11.36
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.51         $0.53         $0.53         $0.53         $0.54
Net realized and unrealized gain (loss) on investments              (0.12)        (0.21)         0.12          0.47         (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.39         $0.32         $0.65         $1.00         $0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.50)       $(0.53)       $(0.53)       $(0.53)       $(0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.41        $11.52        $11.73        $11.61        $11.14
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            3.45          2.83          5.70          9.10          2.87
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.30          1.10          1.13          1.13          1.12
Expenses after expense reductions (f)                                1.05          0.85          0.93          0.93          0.92
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             0.90          0.85          0.93          0.93          0.92
Net investment income                                                4.38          4.63          4.53          4.62          4.77
Portfolio turnover                                                     13            11            11            13            14
Net assets at end of period (000 Omitted)                        $277,633      $285,185      $301,218      $308,164      $299,088
---------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.51        $11.72        $11.60        $11.13        $11.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.43         $0.46         $0.45         $0.46         $0.47
Net realized and unrealized gain (loss) on investments              (0.11)        (0.21)         0.12          0.46         (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.32         $0.25         $0.57         $0.92         $0.25
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.43)       $(0.46)       $(0.45)       $(0.45)       $(0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.40        $11.51        $11.72        $11.60        $11.13
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            2.78          2.16          5.02          8.40          2.20
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.95          1.75          1.77          1.78          1.78
Expenses after expense reductions (f)                                1.70          1.50          1.57          1.58          1.58
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.55          1.50          1.57          1.58          1.58
Net investment income                                                3.73          3.98          3.88          3.97          4.12
Portfolio turnover                                                     13            11            11            13            14
Net assets at end of period (000 Omitted)                         $16,885       $19,637       $23,564       $25,470       $26,970
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)


                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS C                                                                  2006         2005         2004         2003         2002
Net asset value, beginning of period                                   $11.52       $11.72       $11.61       $11.13       $11.36
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                               $0.43        $0.46        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss) on investments                  (0.11)       (0.20)        0.11         0.48        (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.32        $0.26        $0.56        $0.93        $0.24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.43)      $(0.46)      $(0.45)      $(0.45)      $(0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.41       $11.52       $11.72       $11.61       $11.13
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                                2.78         2.25         4.93         8.49         2.10
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.95         1.75         1.77         1.78         1.77
Expenses after expense reductions (f)                                    1.70         1.50         1.57         1.58         1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                                 1.55         1.50         1.57         1.58         1.57
Net investment income                                                    3.72         3.98         3.88         3.97         4.10
Portfolio turnover                                                         13           11           11           13           14
Net assets at end of period (000 Omitted)                             $12,995      $12,208      $13,338      $12,758      $10,619
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.58        $11.82        $11.77        $11.32        $11.45
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.48         $0.51         $0.51         $0.55         $0.57
Net realized and unrealized gain (loss) on investments              (0.11)        (0.25)         0.05          0.46         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.37         $0.26         $0.56         $1.01         $0.43
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.48)       $(0.50)       $(0.51)       $(0.56)       $(0.56)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.47        $11.58        $11.82        $11.77        $11.32
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            3.21          2.28          4.84          9.04          3.79
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.34          1.25          1.21          1.26          1.30
Expenses after expense reductions (f)                                1.09          1.00          1.01          1.06          1.10
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             0.92          0.89          0.93          0.96          0.93
Net investment income                                                4.16          4.35          4.33          4.71          4.97
Portfolio turnover                                                      7            14            17            13             2
Net assets at end of period (000 Omitted)                        $134,416      $134,459      $140,599      $139,564      $121,860
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                                                         YEARS ENDED 3/31
                                                                  ---------------------------------------------------------------
CLASS B                                                              2006          2005          2004          2003          2002
Net asset value, beginning of period                               $11.58        $11.82        $11.76        $11.31        $11.44
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                           $0.41         $0.43         $0.43         $0.47         $0.50
Net realized and unrealized gain (loss) on investments              (0.13)        (0.24)         0.06          0.46         (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.28         $0.19         $0.49         $0.93         $0.35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.40)       $(0.43)       $(0.43)       $(0.48)       $(0.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.46        $11.58        $11.82        $11.76        $11.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(r)(s)(t)                                            2.45          1.62          4.25          8.34          3.12
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.99          1.90          1.86          1.91          1.96
Expenses after expense reductions (f)                                1.74          1.65          1.66          1.71          1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                             1.57          1.54          1.58          1.61          1.59
Net investment income                                                3.51          3.71          3.68          4.06          4.31
Portfolio turnover                                                      7            14            17            13             2
Net assets at end of period (000 Omitted)                         $12,388       $14,334       $17,744       $19,443       $16,248
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See each fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Interest Expense and Fees - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, secured borrowings, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                               NORTH                     SOUTH                                 WEST
                                MISSISSIPPI    NEW YORK     CAROLINA  PENNSYLVANIA    CAROLINA   TENNESSEE     VIRGINIA    VIRGINIA
YEAR ENDED MARCH 31, 2006              FUND        FUND         FUND          FUND        FUND        FUND         FUND        FUND
Ordinary income (including any
  short-term capital gains)             $--         $--  $   398,095           $--         $--  $  178,774          $--         $--
Tax-exempt income                 3,825,714   7,075,051   14,172,501     4,383,989   6,716,613   4,915,444   13,450,458   6,029,196
Long-term capital gain                   --     800,147      930,835            --          --     272,746           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions              $3,825,714  $7,875,198  $15,501,431    $4,383,989  $6,716,613  $5,366,964  $13,450,458  $6,029,196

YEAR ENDED MARCH 31, 2005
Ordinary income (including any
  short-term capital gains)             $--         $--  $   338,971           $--  $   36,036  $  194,393          $--  $   35,541
Tax-exempt income                 4,288,716   7,823,631   15,104,858     4,481,113   7,152,028   5,259,087   14,692,962   6,402,713
Long-term capital gain                   --          --    1,184,575            --          --     713,987           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions              $4,288,716  $7,823,631  $16,628,404    $4,481,113  $7,188,064  $6,167,467  $14,692,962  $6,438,254

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                        NORTH                       SOUTH                                      WEST
                      MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
AS OF MARCH 31, 2006         FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
Cost of investments   $81,370,159  $153,098,806  $310,081,560  $105,130,780  $147,510,016  $108,427,579  $290,015,566  $137,513,232
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation     $3,355,431    $9,986,521   $18,739,736    $4,083,736    $8,658,413    $5,835,077   $14,375,942    $7,069,833
Gross depreciation       (116,477)     (150,846)     (210,640)     (132,159)     (121,926)      (78,937)     (391,833)     (103,947)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)       $3,238,954    $9,835,675   $18,529,096    $3,951,577    $8,536,487    $5,756,140   $13,984,109    $6,965,886

Undistributed
  ordinary income             $--       $42,588           $--           $--           $--           $--           $--           $--
Undistributed tax-
  exempt income           198,486        76,149       586,480       162,694       445,131       154,994       276,734       228,967
Undistributed
  long-term
  capital gain                 --       528,821            --            --            --            --            --            --
Capital loss
  carryforwards          (317,125)           --            --      (190,380)     (615,121)           --            --      (221,741)
Post-October capital
  loss deferral           (21,979)           --            --            --            --            --       (69,610)           --
Other temporary
  differences            (283,657)     (466,763)     (964,966)     (262,134)     (390,175)     (562,666)   (1,116,101)     (415,320)

As of March 31, 2006, certain funds had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                  MISSISSIPPI    PENNSYLVANIA    SOUTH CAROLINA   WEST VIRGINIA
EXPIRATION DATE          FUND            FUND              FUND            FUND
March 31, 2009            $--             $--         $(615,121)       $(75,960)
March 31, 2010             --              --                --         (83,347)
March 31, 2012             --        (190,380)               --              --
March 31, 2013       (287,448)             --                --         (62,434)
March 31, 2014        (29,677)             --                --              --
-------------------------------------------------------------------------------
Total               $(317,125)      $(190,380)        $(615,121)      $(221,741)

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

MISSISSIPPI   NEW YORK   NORTH CAROLINA   PENNSYLVANIA   SOUTH CAROLINA   TENNESSEE   VIRGINIA   WEST VIRGINIA
       FUND       FUND             FUND           FUND             FUND        FUND       FUND            FUND
   $219,717   $434,859         $866,378       $278,607         $399,362    $305,648   $783,646        $371,168

The management fee incurred for the year ended March 31, 2006 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

For the Pennsylvania Fund, the investment adviser has contractually agreed to pay a portion of the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This contractual fee arrangement will continue until August 1, 2006. For the year ended March 31, 2006 this reduction amounted to $120,502 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

MISSISSIPPI   NEW YORK   NORTH CAROLINA   PENNSYLVANIA   SOUTH CAROLINA   TENNESSEE   VIRGINIA   WEST VIRGINIA
       FUND       FUND             FUND           FUND             FUND        FUND       FUND            FUND
    $36,917    $32,543          $48,878        $54,052          $53,030     $15,995    $54,548         $59,371

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                   CLASS A
                      -----------------------------------------------------------------
                                                       TOTAL      ANNUAL   DISTRIBUTION
                      DISTRIBUTION    SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                          FEE RATE   FEE RATE        PLAN(1)     RATE(2)            FEE
Mississippi Fund             0.10%      0.25%          0.35%         --             $--
New York Fund                0.10%      0.25%          0.35%       0.25%        306,731
North Carolina Fund          0.10%      0.25%          0.35%       0.35%        969,752
Pennsylvania Fund            0.10%      0.25%          0.35%       0.10%         71,057
South Carolina Fund          0.10%      0.25%          0.35%       0.35%        458,345
Tennessee Fund               0.10%      0.25%          0.35%       0.35%        360,973
Virginia Fund                0.10%      0.25%          0.35%       0.35%        987,845
West Virginia Fund           0.10%      0.25%          0.35%       0.35%        472,504

                                                   CLASS B
                      -----------------------------------------------------------------
                                                       TOTAL      ANNUAL   DISTRIBUTION
                      DISTRIBUTION    SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                          FEE RATE   FEE RATE        PLAN(1)     RATE(2)            FEE
Mississippi Fund             0.75%      0.25%          1.00%       0.76%        $84,973
New York Fund                0.75%      0.25%          1.00%       1.00%        330,385
North Carolina Fund          0.75%      0.25%          1.00%       1.00%        366,281
Pennsylvania Fund            0.75%      0.25%          1.00%       0.86%        347,368
South Carolina Fund          0.75%      0.25%          1.00%       1.00%        287,788
Tennessee Fund               0.75%      0.25%          1.00%       1.00%        190,984
Virginia Fund                0.75%      0.25%          1.00%       1.00%        185,897
West Virginia Fund           0.75%      0.25%          1.00%       1.00%        134,611

                                                   CLASS C
                      -----------------------------------------------------------------
                                                       TOTAL      ANNUAL   DISTRIBUTION
                      DISTRIBUTION    SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                          FEE RATE   FEE RATE        PLAN(1)     RATE(2)            FEE
New York Fund                0.75%      0.25%          1.00%       1.00%       $181,680
North Carolina Fund          0.75%      0.25%          1.00%       1.00%        328,032
Virginia Fund                0.75%      0.25%          1.00%       1.00%        126,012

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Total Distribution
  and Service Fees       $84,973      $818,796    $1,664,065       $418,425      $746,133      $551,957    $1,299,754      $607,115

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2006 based on each class' average daily net assets. Payment of the Mississippi Fund's 0.25% annual Class A service fee and 0.10% annual Class A distribution fee are not yet implemented and will commence on such date as the Board of Trustees may determine. Except in the case of the 0.25% annual Class B service fee paid by the Mississippi Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Board of Trustees may determine. Payment of the New York Fund's 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Board of Trustees may determine. Payment of the Pennsylvania Fund's 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund's Class A service fee is not yet implemented and will commence on such date as the Board of Trustees may determine. Except in the case of the 0.25% annual Class B service fee paid by the Pennsylvania Fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.10% annually and may be increased to a maximum of 0.25% annually on such date as the Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2006, were as follows:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
CDSC IMPOSED                FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Class A                      $--           $--           $--           $901          $137           $--        $3,586        $3,924
Class B                   12,550        63,111        78,328         79,310        41,905        32,750        28,120        28,095
Class C                      N/A         1,491         3,994            N/A           N/A           N/A         1,619           N/A

Shareholder Servicing Agent - Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the funds', for its services as shareholder servicing agent, set periodically under the supervision of the funds' Board of Trustees. For the year ended March 31, 2006, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services.

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Expenses paid            $92,562      $183,682      $365,689       $117,352      $168,397      $128,989      $330,601      $156,514
Percentage of
  average daily
  net assets              0.1056%       0.1056%       0.1055%        0.1053%       0.1054%       0.1055%       0.1055%       0.1054%

MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the year ended March 31, 2006, these costs amounted to the following:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
                         $31,625       $51,023      $111,575        $27,359       $40,228       $28,805       $72,709       $31,652

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended March 31, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Percentage of
  average daily
  net assets              0.0199%       0.0157   %    0.0135%        0.0180%       0.0160%       0.0175%       0.0137%       0.0163%

Trustees' and Officers' Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' compensation for the year ended March 31, 2006.

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
                          $1,161        $1,612        $3,141         $1,197        $3,096        $1,425        $3,127        $3,091

The deferred liability for retirement benefits payable to retired Trustees amounted to the following for each fund at March 31, 2006, and is included in payable for independent trustees' compensation.

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
                          $9,834       $12,845       $15,474         $9,716       $15,432       $12,801       $15,500       $15,429

Other - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2006, the fees paid to Tarantino LLC amounted to the following:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
                            $587        $1,172        $2,319           $747        $1,071          $820        $3,027          $995

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                      NORTH                        SOUTH                                     WEST
                    MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA     VIRGINIA
                           FUND          FUND          FUND           FUND          FUND          FUND          FUND         FUND
                           $584        $1,040        $1,889           $653          $972          $723        $1,860         $906

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Purchases             $7,370,638   $20,298,941   $27,904,787    $12,854,080   $20,123,471    $5,427,424   $40,721,663   $12,124,714
-----------------------------------------------------------------------------------------------------------------------------------
Sales                 $9,479,866   $31,159,252   $37,060,077     $9,900,191   $22,517,387   $13,377,719   $48,080,889   $10,290,796
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each funds' shares were as follows:

                                  MISSISSIPPI FUND                                             NEW YORK FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A            866,381     $8,546,452        848,592     $8,374,011        653,127     $7,390,698        815,176     $9,246,436
Class B             24,252        239,436         67,946        671,256        138,910      1,569,384        189,036      2,134,993
Class C                 --             --             --             --        134,687      1,526,215        254,356      2,882,371
-----------------------------------------------------------------------------------------------------------------------------------
                   890,633     $8,785,888        916,538     $9,045,267        926,724    $10,486,297      1,258,568    $14,263,800

Shares issued to shareholders in reinvestment of distributions
Class A            185,126     $1,824,861        202,129     $1,995,326        324,484     $3,670,111        341,492     $3,876,961
Class B             21,153        208,716         26,931        266,210         74,060        834,700         82,381        932,304
Class C                 --             --             --             --         39,815        449,550         40,923        464,049
-----------------------------------------------------------------------------------------------------------------------------------
                   206,279     $2,033,577        229,060     $2,261,536        438,359     $4,954,361        464,796     $5,273,314

Shares reacquired
Class A         (1,380,138)  $(13,645,231)    (1,181,606)  $(11,628,233)    (1,469,796)  $(16,663,402)    (1,439,174)  $(16,299,898)
Class B           (144,591)    (1,426,794)      (234,324)    (2,311,215)      (640,793)    (7,238,245)      (746,624)    (8,419,453)
Class C                 --             --             --             --       (387,465)    (4,383,903)      (450,082)    (5,098,504)
-----------------------------------------------------------------------------------------------------------------------------------
                (1,524,729)  $(15,072,025)    (1,415,930)  $(13,939,448)    (2,498,054)  $(28,285,550)    (2,635,880)  $(29,817,855)

Net change
Class A           (328,631)   $(3,273,918)      (130,885)   $(1,258,896)      (492,185)   $(5,602,593)      (282,506)   $(3,176,501)
Class B            (99,186)      (978,642)      (139,447)    (1,373,749)      (427,823)    (4,834,161)      (475,207)    (5,352,156)
Class C                 --             --             --             --       (212,963)    (2,408,138)      (154,803)    (1,752,084)
-----------------------------------------------------------------------------------------------------------------------------------
                  (427,817)   $(4,252,560)      (270,332)   $(2,632,645)    (1,132,971)  $(12,844,892)      (912,516)  $(10,280,741)

                                NORTH CAROLINA FUND                                           PENNSYLVANIA FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A          1,314,537    $15,818,825      1,143,651    $13,851,656      1,258,762    $12,897,989        939,866     $9,572,613
Class B            132,671      1,590,635        226,499      2,727,665        275,025      2,820,655        219,277      2,233,233
Class C            271,600      3,270,481        350,544      4,238,404             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                 1,718,808    $20,679,941      1,720,694    $20,817,725      1,533,787    $15,718,644      1,159,143    $11,805,846

Shares issued to shareholders in reinvestment of distributions
Class A            698,501     $8,393,304        801,691     $9,697,346        185,707     $1,901,237        199,352     $2,028,705
Class B             69,832        838,029         89,784      1,084,499         87,173        894,888        103,442      1,054,750
Class C             79,561        954,980         86,256      1,042,409             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                   847,894    $10,186,313        977,731    $11,824,254        272,880     $2,796,125        302,794     $3,083,455

Shares reacquired
Class A         (2,554,557)  $(30,727,514)    (3,418,210)  $(41,256,336)      (990,703)  $(10,143,698)    (1,740,181)  $(17,572,031)
Class B           (807,609)    (9,719,958)    (1,054,515)   (12,698,157)      (631,297)    (6,480,350)      (946,568)    (9,606,585)
Class C           (375,266)    (4,513,810)      (560,837)    (6,768,295)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                (3,737,432)  $(44,961,282)    (5,033,562)  $(60,722,788)    (1,622,000)  $(16,624,048)    (2,686,749)  $(27,178,616)

Net change
Class A           (541,519)   $(6,515,385)    (1,472,868)  $(17,707,334)       453,766     $4,655,528       (600,963)   $(5,970,713)
Class B           (605,106)    (7,291,294)      (738,232)    (8,885,993)      (269,099)    (2,764,807)      (623,849)    (6,318,602)
Class C            (24,105)      (288,349)      (124,037)    (1,487,482)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                (1,170,730)  $(14,095,028)    (2,335,137)  $(28,080,809)       184,667     $1,890,721     (1,224,812)  $(12,289,315)

                                SOUTH CAROLINA FUND                                            TENNESSEE FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A          1,132,204    $14,046,582        950,794    $11,757,607        493,536     $5,305,262        807,064     $8,690,294
Class B             85,307      1,056,145        141,911      1,753,969         79,543        857,100        100,093      1,078,899
-----------------------------------------------------------------------------------------------------------------------------------
                 1,217,511    $15,102,727      1,092,705    $13,511,576        573,079     $6,162,362        907,157     $9,769,193

Shares issued to shareholders in reinvestment of distributions
Class A            307,593     $3,815,307        331,066     $4,103,455        210,399     $2,255,583        305,347     $3,294,671
Class B             54,579        676,705         71,169        881,385         40,963        439,012         55,569        599,037
-----------------------------------------------------------------------------------------------------------------------------------
                   362,172     $4,492,012        402,235     $4,984,840        251,362     $2,694,595        360,916     $3,893,708

Shares reacquired
Class A         (1,274,850)  $(15,823,297)    (1,676,720)  $(20,679,951)    (1,135,271)  $(12,170,537)    (2,185,685)  $(23,511,524)
Class B           (510,226)    (6,331,745)      (623,153)    (7,698,788)      (422,094)    (4,536,883)      (442,829)    (4,764,261)
-----------------------------------------------------------------------------------------------------------------------------------
                (1,785,076)  $(22,155,042)    (2,299,873)  $(28,378,739)    (1,557,365)  $(16,707,420)    (2,628,514)  $(28,275,785)

Net change
Class A            164,947     $2,038,592       (394,860)   $(4,818,889)      (431,336)   $(4,609,692)    (1,073,274)  $(11,526,559)
Class B           (370,340)    (4,598,895)      (410,073)    (5,063,434)      (301,588)    (3,240,771)      (287,167)    (3,086,325)
-----------------------------------------------------------------------------------------------------------------------------------
                  (205,393)   $(2,560,303)      (804,933)   $(9,882,323)      (732,924)   $(7,850,463)    (1,360,441)  $(14,612,884)

                                    VIRGINIA FUND                                           WEST VIRGINIA FUND
              ---------------------------------------------------------   ---------------------------------------------------------
                       YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                     MARCH 31, 2006                MARCH 31, 2005                MARCH 31, 2006                MARCH 31, 2005
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
                 SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
Shares sold
Class A          1,481,053    $17,100,137      1,462,579    $16,951,475        767,854     $8,913,846        649,571     $7,566,744
Class B            138,191      1,599,934        170,166      1,965,225         78,236        910,206         79,286        924,193
Class C            152,773      1,767,443        153,081      1,777,770             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                 1,772,017    $20,467,514      1,785,826    $20,694,470        846,090     $9,824,052        728,857     $8,490,937

Shares issued to shareholders in reinvestment of distributions
Class A            610,984     $7,063,585        708,987     $8,198,785        325,732     $3,779,345        363,462     $4,229,391
Class B             33,680        389,119         43,470        502,212         23,338        270,745         32,505        377,803
Class C             26,043        300,916         29,691        343,223             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                   670,707     $7,753,620        782,148     $9,044,220        349,070     $4,050,090        395,967     $4,607,194

Shares reacquired
Class A         (2,517,056)  $(29,092,777)    (3,103,223)  $(35,811,466)      (981,278)  $(11,390,785)    (1,296,913)  $(15,044,930)
Class B           (396,940)    (4,587,647)      (518,696)    (5,990,259)      (258,946)    (3,004,395)      (375,140)    (4,362,666)
Class C            (99,697)    (1,152,730)      (260,460)    (2,995,655)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                (3,013,693)  $(34,833,154)    (3,882,379)  $(44,797,380)    (1,240,224)  $(14,395,180)    (1,672,053)  $(19,407,596)

Net change
Class A           (425,019)   $(4,929,055)      (931,657)  $(10,661,206)       112,308     $1,302,406       (283,880)   $(3,248,795)
Class B           (225,069)    (2,598,594)      (305,060)    (3,522,822)      (157,372)    (1,823,444)      (263,349)    (3,060,670)
Class C             79,119        915,629        (77,688)      (874,662)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
                  (570,969)   $(6,612,020)    (1,314,405)  $(15,058,690)       (45,064)     $(521,038)      (547,229)   $(6,309,465)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended March 31, 2006 ranged from $563 to $2,216, and is included in miscellaneous expense on the Statement of Operations. None of the funds had significant borrowings on the line of credit during the year ended March 31, 2006.

(7) INVERSE FLOATERS

The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At March 31, 2006, the funds' Statements of Assets and Liabilities impacts were as follows:

                      PAYABLE TO THE HOLDER             WEIGHTED AVERAGE
                       OF THE FLOATING RATE             INTEREST RATE ON   VALUE OF BONDS
                           CERTIFICATE FROM   FLOATING RATE CERTIFICATES   TRANSFERRED TO
FUND                           TRUST ASSETS          ISSUED BY THE TRUST        THE TRUST
Mississippi Fund                 $5,360,000                        3.29%      $11,763,958
New York Fund                   $10,350,000                        3.30%      $22,662,735
North Carolina Fund             $21,425,000                        3.41%      $48,240,831
Pennsylvania Fund                $6,170,000                        3.32%      $13,543,429
South Carolina Fund              $9,275,000                        3.67%      $20,142,439
Tennessee Fund                           $0                          --                $0
Virginia Fund                   $15,670,000                        3.45%      $33,502,505
West Virginia Fund               $9,670,000                        3.28%      $21,130,407

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the funds issued their March 31, 2006 financial statements, certain of the funds determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended March 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, certain of the funds have restated the Statements of Assets and Liabilities, including the Portfolios of Investments, as of March 31, 2006, the related Statements of Operations for the year then ended, and certain Financial Highlights for each of the applicable periods in the five years then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statements of Operations. The Statements of Changes in Net Assets were not restated. The Tennessee Fund did not invest in self-deposited inverse floaters and therefore no financial statement restatement is required.

The restatement did not affect the funds' reported net investment income, annual total return or net asset value.

                                             MISSISSIPPI FUND                NEW YORK FUND
                                       ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost            $81,380,738    $86,709,966    $153,219,624   $163,106,114
Unrealized appreciation                   3,228,375      3,259,147       9,714,857     10,178,367
Investments, at value                   $84,609,113    $89,969,113    $162,934,481   $173,284,481
Interest receivable                       1,247,192      1,297,576       2,520,587      2,637,392
Total assets                            $86,500,774    $91,911,158    $166,091,354   $176,558,159
Payable to the holder of the
floating rate certificate from
trust assets                                     --      5,360,000              --     10,350,000
Payable for interest expense
and fees                                         --         50,384              --        116,805
Total liabilities                          $439,254     $5,849,638        $506,063    $10,972,868

Unrealized appreciation
(depreciation) on
investments                               3,266,344      3,297,116       9,831,542     10,295,052
Accumulated net realized
gain (loss) on investments                 (329,133)      (359,905)        691,315        227,805

STATEMENT OF OPERATIONS
YEAR ENDED
MARCH 31, 2006
Interest income                          $4,474,833     $4,635,223      $9,047,182     $9,360,784
Interest expense and fees                       $--       $160,390             $--       $313,602
Total expenses                             $867,396     $1,027,786      $2,297,644     $2,611,246
Net expenses                               $636,304       $796,694      $1,849,154     $2,162,756

                                           NORTH CAROLINA FUND             PENNSYLVANIA FUND
                                       ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost           $310,188,695   $331,733,980    $105,146,535   $111,273,968
Unrealized appreciation                  18,421,961     18,301,676       3,935,822      3,978,389
Investments, at value                  $328,610,656   $350,035,656    $109,082,357   $115,252,357
Interest receivable                       5,344,196      5,522,129       1,671,290      1,739,598
Total assets                           $336,005,576   $357,608,509    $111,549,171   $117,787,479
Payable to the holder of the
floating rate certificate from
trust assets                                     --     21,425,000              --      6,170,000
Payable for interest expense
and fees                                         --        177,933              --         68,308
Total liabilities                        $1,048,877    $22,651,810        $477,619     $6,715,927

Unrealized appreciation
(depreciation) on
investments                              18,630,965     18,510,680       4,047,379      4,089,946
Accumulated net realized
gain (loss) on investments                  105,034        225,319        (175,233)      (217,800)

STATEMENT OF OPERATIONS
YEAR ENDED
MARCH 31, 2006
Interest income                         $17,763,345    $18,408,111      $5,387,602     $5,573,167
Interest expense and fees                       $--       $644,766             $--       $185,565
Total expenses                           $4,402,749     $5,047,515      $1,372,512     $1,558,077
Net expenses                             $3,504,346     $4,149,112        $964,584     $1,150,149

                                           SOUTH CAROLINA FUND               VIRGINIA FUND               WEST VIRGINIA FUND
                                       ---------------------------    ---------------------------    ---------------------------
                                         PREVIOUSLY                     PREVIOUSLY                     PREVIOUSLY
                                           REPORTED       RESTATED        REPORTED       RESTATED        REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost           $147,711,815   $157,026,336    $290,165,692   $305,943,200    $137,566,802   $147,360,711
Unrealized appreciation                   8,334,688      8,295,167      13,833,983     13,726,475       6,912,316      6,788,407
Investments, at value                  $156,046,503   $165,321,503    $303,999,675   $319,669,675    $144,479,118   $154,149,118
Interest receivable                       2,444,173      2,553,774       4,747,094      4,913,054       2,417,707      2,495,078
Total assets                           $158,851,009   $168,235,610    $312,243,307   $328,079,267    $147,180,402   $156,927,773
Payable to the holder of the
floating rate certificate
from trust assets                                --      9,275,000              --     15,670,000              --      9,670,000
Payable for interest expense and fees            --        109,601              --        165,960              --         77,371
Total Liabilities                        $1,469,673    $10,854,274      $4,730,587    $20,566,547        $376,641    $10,124,012

Unrealized appreciation
(depreciation) on investments             8,483,747      8,444,226      13,821,012     13,713,504       7,010,883      6,886,974
Accumulated net realized gain
(loss) on investments                      (414,234)      (374,713)         78,692        186,200        (169,083)       (45,174)

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
Interest income                          $8,393,277     $8,669,839     $16,499,907    $16,969,114      $7,522,980     $7,779,193
Interest expense and fees                       $--       $276,562             $--       $469,207             $--       $256,213
Total expenses                           $2,046,597     $2,323,159      $3,795,903     $4,265,110      $1,819,430     $2,075,643
Net expenses                             $1,634,402     $1,910,964      $2,984,185     $3,453,392      $1,434,889     $1,691,102

FINANCIAL HIGHLIGHTS

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
MISSISSIPPI FUND                               2006                    2005
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.89      1.07          0.83      0.93
Expenses after expense reductions            0.64      0.82          0.58      0.68

CLASS B
Expenses before expense reductions           1.65      1.83          1.60      1.70
Expenses after expense reductions            1.40      1.58          1.35      1.45

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
NEW YORK FUND                                  2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.10      1.28          1.04      1.14          1.06      1.13
Expenses after expense reductions            0.85      1.03          0.79      0.89          0.86      0.93

CLASS B
Expenses before expense reductions           1.85      2.03          1.79      1.89          1.80      1.87
Expenses after expense reductions            1.60      1.78          1.54      1.64          1.60      1.67

CLASS C
Expenses before expense reductions           1.85      2.03          1.79      1.89          1.80      1.87
Expenses after expense reductions            1.60      1.78          1.54      1.64          1.60      1.67

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
NEW YORK FUND                                  2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.07      1.17          1.08      1.21
Expenses after expense reductions            0.87      0.97          0.88      1.01

CLASS B
Expenses before expense reductions           1.82      1.92          1.83      1.96
Expenses after expense reductions            1.62      1.72          1.63      1.76

CLASS C
Expenses before expense reductions           1.82      1.92          1.83      1.96
Expenses after expense reductions            1.62      1.72          1.63      1.76

                                          YEAR ENDED 3/31
                                       --------------------
NORTH CAROLINA FUND                            2006
                                       --------------------
                                       PREVIOUSLY
                                         REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.14      1.33
Expenses after expense reductions            0.89      1.08

CLASS B
Expenses before expense reductions           1.79      1.98
Expenses after expense reductions            1.54      1.73

CLASS C
Expenses before expense reductions           1.79      1.98
Expenses after expense reductions            1.54      1.73

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
PENNSYLVANIA FUND                              2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.96      1.13          0.94      1.03          0.94      1.05
Expenses after expense reductions            0.60      0.77          0.60      0.69          0.64      0.75

CLASS B
Expenses before expense reductions           1.72      1.89          1.71      1.80          1.74      1.85
Expenses after expense reductions            1.36      1.53          1.37      1.46          1.44      1.55

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
PENNSYLVANIA FUND                              2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           0.96      1.03          0.89      0.99
Expenses after expense reductions            0.48      0.55          0.36      0.46

CLASS B
Expenses before expense reductions           1.78      1.85          1.73      1.83
Expenses after expense reductions            1.30      1.37          1.20      1.30

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
SOUTH CAROLINA FUND                            2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.17      1.34          1.14      1.23          1.14      1.21
Expenses after expense reductions            0.92      1.09          0.89      0.98          0.94      1.01

CLASS B
Expenses before expense reductions           1.82      1.99          1.79      1.88          1.79      1.86
Expenses after expense reductions            1.57      1.74          1.54      1.63          1.59      1.66

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
SOUTH CAROLINA FUND                            2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.15      1.23          1.14      1.27
Expenses after expense reductions            0.95      1.03          0.94      1.07

CLASS B
Expenses before expense reductions           1.80      1.88          1.79      1.92
Expenses after expense reductions            1.60      1.68          1.59      1.72

                                          YEAR ENDED 3/31
                                       --------------------
VIRGINIA FUND                                  2006
                                       --------------------
                                       PREVIOUSLY
                                         REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.15      1.30
Expenses after expense reductions            0.90      1.05

CLASS B
Expenses before expense reductions           1.80      1.95
Expenses after expense reductions            1.55      1.70

CLASS C
Expenses before expense reductions           1.80      1.95
Expenses after expense reductions            1.55      1.70

                                                                 YEARS ENDED 3/31
                                       --------------------------------------------------------------------
WEST VIRGINIA FUND                             2006                    2005                    2004
                                       --------------------    --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.17      1.34          1.14      1.25          1.13      1.21
Expenses after expense reductions            0.92      1.09          0.89      1.00          0.93      1.01

CLASS B
Expenses before expense reductions           1.82      1.99          1.79      1.90          1.78      1.86
Expenses after expense reductions            1.57      1.74          1.54      1.65          1.58      1.66

                                                     YEARS ENDED 3/31
                                       --------------------------------------------
WEST VIRGINIA FUND                             2003                    2002
                                       --------------------    --------------------
                                       PREVIOUSLY              PREVIOUSLY
                                         REPORTED  RESTATED      REPORTED  RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions           1.16      1.26          1.13      1.30
Expenses after expense reductions            0.96      1.06          0.93      1.10

CLASS B
Expenses before expense reductions           1.81      1.91          1.79      1.96
Expenses after expense reductions            1.61      1.71          1.59      1.76

While the "Statements of Assets and Liabilities" as of March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statements of Operations" for the years ended March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNT FIRM

To the Trustees and Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, certain of the portfolios of MFS Municipal Series Trust (the "Trust"), as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, for each of the funds except the MFS Tennessee Municipal Bond Fund, the statements of assets and liabilities, including the portfolios of investments, as of March 31, 2006, and the related statements of operations for the year then ended have been restated; additionally, certain financial highlights for these funds for certain of the years in the five year period ended March 31, 2006 have also been restated.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 23, 2006
(February 2, 2007 as to the effects of the restatement discussed in Note 8)

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Not Restated)

The Trustees and officers of the Trust, as of May 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                            POSITION(S) HELD      TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND             SINCE(h)                        OTHER DIRECTORSHIPS(j)
---------------------      --------------------   ---------------   ----------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)       Trustee                February 2004     Massachusetts Financial Services Company, Chief Executive
(born 10/20/63)                                                     Officer, President, Chief Investment Officer and Director

Robert C. Pozen(k)         Trustee                February 2004     Massachusetts Financial Services Company, Chairman (since
(born 08/08/46)                                                     February 2004); Secretary of Economic Affairs, The
                                                                    Commonwealth of Massachusetts (January 2002 to December
                                                                    2002); Fidelity Investments, Vice Chairman (June 2000 to
                                                                    December 2001); Fidelity Management & Research Company
                                                                    (investment adviser), President (March 1997 to July
                                                                    2001); Bell Canada Enterprises (telecommunications),
                                                                    Director; Medtronic, Inc. (medical technology), Director;
                                                                    Telesat (satellite communications), Director
INDEPENDENT TRUSTEES
J. Atwood Ives             Trustee and Chair of   February 1992     Private investor; Eastern Enterprises (diversified
(born 05/01/36)            Trustees                                 services company), Chairman, Trustee and Chief Executive
                                                                    Officer (until November 2000)

Robert E. Butler(n)        Trustee                January 2006      Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                     July 2002); PricewaterhouseCoopers LLP (professional
                                                                    services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.     Trustee                August 1993       Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                     Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                    School, Professor of Surgery; Brigham and Women's
                                                                    Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning           Trustee                January 2004      Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                     provider), Vice Chairman/Director (since April 2001);
                                                                    Encinitos Ventures (private investment company),
                                                                    Principal (1997 to April 2001); Lincoln Electric
                                                                    Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow           Trustee                December 1993     Private investor and real estate consultant; Capitol
(born 09/27/41)                                                     Entertainment Management Company (video franchise), Vice
                                                                    Chairman

Michael Hegarty            Trustee                December 2004     Retired; AXA Financial (financial services and
(born 12/21/44)                                                     insurance), Vice Chairman and Chief Operating Officer
                                                                    (until May 2001); The Equitable Life Assurance Society
                                                                    (insurance), President and Chief Operating Officer (until
                                                                    May 2001)

Lawrence T. Perera         Trustee                July 1981         Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt           Trustee                August 1993       Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                     specialists), President; Wellfleet Investments (investor
                                                                    in health care companies), Managing General Partner
                                                                    (since 1993); Cambridge Nutraceuticals (professional
                                                                    nutritional products), Chief Executive Officer (until May
                                                                    2001)

Laurie J. Thomsen          Trustee                March 2005        Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                     capital), Co-founder and General Partner (until June
                                                                    2004); St. Paul Travelers Companies (commercial property
                                                                    liability insurance), Director

Robert W. Uek              Trustee                January 2006      Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                     (professional services firm), Partner (until 1999);
                                                                    Consultant to investment company industry (since 2000);
                                                                    TT International Funds (mutual fund complex), Trustee
                                                                    (2000 until 2005); Hillview Investment Trust II Funds
                                                                    (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)          President              November 2005     Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                     President and Chief Regulatory Officer (since March
                                                                    2004); Fidelity Management & Research Company, Vice
                                                                    President (prior to March 2004); Fidelity Group of Funds,
                                                                    President and Treasurer (prior to March 2004)

Tracy Atkinson(k)          Treasurer              September 2005    Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                     President (since September 2004); PricewaterhouseCoopers
                                                                    LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)   Assistant Secretary    July 2005         Massachusetts Financial Services Company, Vice President
(born 1/18/74)             and Assistant Clerk                      and Senior Counsel (since April 2003); Kirkpatrick &
                                                                    Lockhart LLP (law firm), Associate (prior to April 2003);
                                                                    Nvest Services Company, Assistant Vice President and
                                                                    Associate Counsel (prior to January 2001)

Ethan D. Corey(k)          Assistant Secretary    July 2005         Massachusetts Financial Services Company, Special Counsel
(born 11/21/63)            and Assistant Clerk                      (since December 2004); Dechert LLP (law firm), Counsel
                                                                    (prior to December 2004)

David L. DiLorenzo(k)      Assistant Treasurer    July 2005         Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                      (since June 2005); JP Morgan Investor Services, Vice
                                                                    President (January 2001 to June 2005); State Street Bank,
                                                                    Vice President and Corporate Audit Manager (prior to
                                                                    January 2001)

Timothy M. Fagan(k)        Assistant Secretary    September 2005    Massachusetts Financial Services Company, Vice President
(born 7/10/68)             and Assistant Clerk                      and Senior Counsel (since September 2005); John Hancock
                                                                    Advisers, LLC, Vice President and Chief Compliance
                                                                    Officer (September 2004 to August 2005), Senior Attorney
                                                                    (prior to September 2004); John Hancock Group of Funds,
                                                                    Vice President and Chief Compliance Officer (September
                                                                    2004 to December 2004)

Mark D. Fischer(k)         Assistant Treasurer    July 2005         Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                     (since May 2005); JP Morgan Investment Management
                                                                    Company, Vice President (prior to May 2005)

Ellen Moynihan(k)          Assistant Treasurer    April 1997        Massachusetts Financial Services Company, Senior Vice
(born 11/13/57)                                                     President

Susan S. Newton(k)         Assistant Secretary    May 2005          Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)            and Assistant Clerk                      President and Associate General Counsel (since April
                                                                    2005); John Hancock Advisers, LLC, Senior Vice President,
                                                                    Secretary and Chief Legal Officer (prior to April 2005);
                                                                    John Hancock Group of Funds, Senior Vice President,
                                                                    Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k)        Assistant Secretary    July 2005         Massachusetts Financial Services Company, Vice President
(born 11/05/70)            and Assistant Clerk                      and Senior Counsel (since June 2004); Bingham McCutchen
                                                                    LLP (law firm), Associate (January 2001 to June 2004);
                                                                    Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                    Associate (prior to January 2001)

Mark N. Polebaum(k)        Secretary and Clerk    January 2006      Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                     President, General Counsel and Secretary (since January
                                                                    2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                    firm), Partner (prior to January 2006)

Frank L. Tarantino         Independent Chief      June 2004         Tarantino LLC (provider of compliance services),
(born 03/07/44)            Compliance Officer                       Principal (since June 2004); CRA Business Strategies Group
                                                                    (consulting services), Executive Vice President (April
                                                                    2003 to June 2004); David L. Babson & Co. (investment
                                                                    adviser), Managing Director, Chief Administrative Officer
                                                                    and Director (February 1997 to March 2003)

James O. Yost(k)           Assistant Treasurer    September 1990    Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                     President

----------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
Michael Dawson

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited) (Not Restated)

The funds will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year.

                                                     CAPITAL GAINS
            New York Fund                                  882,849
            North Carolina Fund                            930,835
            Tennessee Fund                                 315,108
            Virginia Fund                                   56,016

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

                                                         DIVIDENDS
            Mississippi Fund                               100.00%
            New York Fund                                  100.00%
            North Carolina Fund                            100.00%
            Pennsylvania Fund                              100.00%
            South Carolina Fund                            100.00%
            Tennessee Fund                                  99.78%
            Virginia Fund                                  100.00%
            West Virginia Fund                             100.00%

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                        Phone number                         Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------
General information                        1-800-225-2606                       8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                1-800-637-6576                       9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Share prices, account balances, exchanges  1-800-MFS-TALK (1-800-637-8255)
or stock and bond outlooks                 touch-tone required                  24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MST-B-ANN-05/06 30M

MFS(R) MUNICIPAL INCOME FUND                                             3/31/06

ANNUAL REPORT (AS RESTATED)
--------------------------------------------------------------------------------

LETTER FROM THE CEO                      1
------------------------------------------
PORTFOLIO COMPOSITION                    2
------------------------------------------
MANAGEMENT REVIEW                        3
------------------------------------------
PERFORMANCE SUMMARY                      4
------------------------------------------
EXPENSE TABLE                            6
------------------------------------------
PORTFOLIO OF INVESTMENTS                 8
------------------------------------------
FINANCIAL STATEMENTS                    27
------------------------------------------
NOTES TO FINANCIAL STATEMENTS           34
------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                  43
------------------------------------------
TRUSTEES AND OFFICERS                   44
------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                      49
------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                             49
------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE          49
------------------------------------------
FEDERAL TAX INFORMATION                 49
------------------------------------------
CONTACT INFORMATION             BACK COVER
------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL
INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO
(Not Restated)

[Photo of Robert J. Manning]

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

Respectfully,


/s/ Robert J. Manning
Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management(R)

May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)

PORTFOLIO STRUCTURE (I)



                 Bonds                                103.7%
                 Cash & Other Net Assets               (3.7)%

TOP 5 BOND INDUSTRIES (I)

Health/Hospitals                                                           19.6%
--------------------------------------------------------------------------------
General Obligations/Schools                                                10.1%
--------------------------------------------------------------------------------
General Obligations/General Purpose                                         8.7%
--------------------------------------------------------------------------------
Municipal-Owned Utilities                                                   6.8%
--------------------------------------------------------------------------------
State & Local Agencies                                                      6.1%
--------------------------------------------------------------------------------

CREDIT QUALITY OF BONDS (R)

AAA                                                                        36.4%
--------------------------------------------------------------------------------
AA                                                                         11.7%
--------------------------------------------------------------------------------
A                                                                          16.0%
--------------------------------------------------------------------------------
BBB                                                                        20.6%
--------------------------------------------------------------------------------
BB                                                                          4.1%
--------------------------------------------------------------------------------
B                                                                           1.9%
--------------------------------------------------------------------------------
CCC                                                                         0.4%
--------------------------------------------------------------------------------
Not Rated                                                                   8.9%
--------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                                         5.9
--------------------------------------------------------------------------------
Average Life (m)                                                       14.4 yrs.
--------------------------------------------------------------------------------
Average Maturity (m)                                                   16.8 yrs.
--------------------------------------------------------------------------------
Average Credit Quality of Rated Securities (a)                                A+
--------------------------------------------------------------------------------
Average Short Term Credit Quality                                            A-1
--------------------------------------------------------------------------------

(a) The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/06.

Percentages are based on net assets as of 3/31/06, unless otherwise noted. The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW
(Not Restated)

SUMMARY OF RESULTS

For the twelve months ended March 31, 2006, Class A shares of the MFS Municipal Income Fund provided a total return of 4.18%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), returned 3.81%.

CONTRIBUTORS TO PERFORMANCE

The fund benefited from holding lower-quality "BBB"-rated(s) securities and below-investment-grade debt. During the period, spreads in these credit sectors narrowed due to strong demands for higher-yielding securities, causing prices on these securities to appreciate. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB").

Strong security selection in the utilities sector also bolstered relative returns. A combination of security selection and overweighted positions in the health care sector also helped relative performance.

DETRACTORS FROM PERFORMANCE

Yield curve(y) positioning had a small negative effect on relative results. Overweighting the short-to-intermediate portion of the curve (represented by bonds with durations(d) of 0- to 8- years) detracted as this area underperformed the index. Additionally, underweighting the longer end of the curve (represented by bonds with durations of 11- to 14- years) hindered relative results as rates in that area decreased over the reporting period.

Respectively,

Geoffrey L. Schechter
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s) Bonds rated by S&P as "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/06
(Not Restated)

THE FOLLOWING CHART ILLUSTRATES THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL SHARE CLASS IN COMPARISON TO ITS BENCHMARK. PERFORMANCE RESULTS INCLUDE ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND REFLECT THE PERCENTAGE CHANGE IN NET ASSET VALUE, INCLUDING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE OF OTHER SHARE CLASSES WILL BE GREATER THAN OR LESS THAN THAT OF THE CLASS DEPICTED BELOW. BENCHMARK COMPARISONS ARE UNMANAGED; DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES; AND CANNOT BE INVESTED IN DIRECTLY. (SEE NOTES TO PERFORMANCE SUMMARY.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                     MFS Municipal Income         Lehman Brothers
                        Fund -- Class A        Municipal Bond Index
        3/96               $ 9,525                  $10,000
        3/97                 9,933                   10,547
        3/98                11,086                   11,677
        3/99                11,658                   12,400
        3/00                11,524                   12,390
        3/01                12,568                   13,744
        3/02                12,917                   14,261
        3/03                13,950                   15,671
        3/04                14,919                   16,590
        3/05                15,439                   17,032
        3/06                16,085                   17,682

TOTAL RETURNS THROUGH 3/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

Share class       Class inception date         1-yr         5-yr         10-yr
--------------------------------------------------------------------------------
     A                   9/07/93               4.18%        5.06%        5.38%
--------------------------------------------------------------------------------
     B                  12/29/86               3.40%        4.27%        4.58%
--------------------------------------------------------------------------------
     C                   1/03/94               3.41%        4.29%        4.61%
--------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------------
Average general municipal debt fund (l)        3.48%        4.44%        4.97%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)       3.81%        5.17%        5.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                    1-yr         5-yr         10-yr
--------------------------------------------------------------------------------
     A                                        -0.77%        4.04%        4.87%
With Initial Sales Charge (4.75%)
--------------------------------------------------------------------------------
     B                                        -0.57%        3.93%        4.58%
With CDSC (Declining over six years from 4% to 0%)
--------------------------------------------------------------------------------
     C                                         2.41%        4.29%        4.61%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(x) Assuming redemption within one year from the end of the prior month of purchase.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------
                                                                             Expenses
                          Annualized     Beginning          Ending         Paid During
Share                       Expense    Account Value    Account Value       Period (p)
Class                        Ratio        10/01/05         3/31/06       10/01/05-3/31/06
-----------------------------------------------------------------------------------------
A       Actual               0.92%       $1,000.00        $1,011.80           $4.61
        ---------------------------------------------------------------------------------
        Hypothetical (h)     0.92%       $1,000.00        $1,020.34           $4.63
-----------------------------------------------------------------------------------------
B       Actual               1.68%       $1,000.00        $1,008.10           $8.41
        ---------------------------------------------------------------------------------
        Hypothetical (h)     1.68%       $1,000.00        $1,016.55           $8.45
-----------------------------------------------------------------------------------------
C       Actual               1.68%       $1,000.00        $1,009.20           $8.42
        ---------------------------------------------------------------------------------
        Hypothetical (h)     1.68%       $1,000.00        $1,016.55           $8.45
-----------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 3/31/06
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.9%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
-----------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien Passenger
Facility D), AMBAC, 5.5%, 2019                                                     $    350,000      $    373,618
Chicago, IL, O'Hare International Airport Rev., FSA,
5.75%, 2022 (u)                                                                       3,000,000         3,260,940
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A",
FGIC, 5%, 2033                                                                          235,000           242,668
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A",
MBIA, 5%, 2029                                                                          950,000           984,020
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                           200,000           201,818
Louisville & Jefferson County, KY, Regional Airport Authority, "A",
MBIA, 6.5%, 2017                                                                      3,000,000         3,146,280
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                            500,000           509,455
New York City, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                        195,000           204,885
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                               1,080,000         1,141,733
                                                                                                     ------------
                                                                                                     $ 10,065,417
-----------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-----------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project),
6.7%, 2030                                                                         $  1,000,000      $  1,058,970
-----------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.6%
-----------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5%, 2018                                                                           $  4,000,000      $  4,180,600
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
0% to 2006, 5.7% to 2025                                                                645,000           699,174
Commonwealth of Massachusetts, 5.875%, 2009 (c)                                       3,205,000         3,448,965
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                     6,000,000         6,674,340
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                    200,000           220,028
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                              850,000           937,482
Huntsville, AL, Capital Improvement Warrants, "C", MBIA,
5%, 2024                                                                                195,000           203,227
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                                510,000           148,828
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                    1,360,000           567,759
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                    1,335,000           497,381
Massachusetts State Consolidated Loan, "C", 5%, 2025                                  1,390,000         1,452,522
Mobile County, AL, 6%, 2009 (c)                                                         800,000           856,976
New York City, NY, "J", 5%, 2030                                                        320,000           329,254
New York City, NY, "J", MBIA, 5%, 2017                                                2,000,000         2,077,340
San Antonio, TX, 5%, 2020                                                               700,000           719,047
Southlake, TX, AMBAC, 0%, 2009 (c)                                                    3,185,000         1,219,218
Southlake, TX, AMBAC, 0%, 2009 (c)                                                    3,150,000         1,127,826
State of Illinois, MBIA, 5.5%, 2025                                                     110,000           115,243
State of Wisconsin, "C", 6%, 2010 (c)                                                 1,200,000         1,302,468
                                                                                                     ------------
                                                                                                     $ 26,777,678
-----------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.6%
-----------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                   $  1,000,000      $  1,079,260
Worcester, MA, FSA, 6%, 2010 (c)                                                      3,475,000         3,802,936
                                                                                                     ------------
                                                                                                     $  4,882,196
-----------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 10.1%
-----------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                $    490,000      $    183,495
De Soto, TX, Independent School District, School Building, PSF,
0%, 2031                                                                                380,000           103,109
De Soto, TX, Independent School District, School Building, PSF,
0%, 2034                                                                                285,000            65,365
De Soto, TX, Independent School District, School Building, PSF,
0%, 2036                                                                                380,000            78,557
Detroit, MI, City School District, "B", FGIC, 5%, 2009 (c)                            2,000,000         2,093,860
Dudley-Charlton, MA, Regional School District, FGIC,
5.25%, 2017 (u)                                                                       2,990,000         3,287,565
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2028                                                                           200,000            63,736
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2029                                                                           385,000           120,574
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2031                                                                           380,000           103,109
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                640,000           687,462
Florida State Board of Education Capital Outlay, Public Education,
"A", 5%, 2019                                                                         1,000,000         1,033,150
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                1,225,000         1,429,881
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009 (c)                      2,500,000         2,588,925
Houston, TX, Independent School District, 5.25%, 2009 (c)(u)                          3,650,000         3,809,140
Houston, TX, Independent School District, RITES, 6.519%, 2009 (c)(v)(z)                 500,000           543,600
Keller, TX, Independent School District, PSF, 6%, 2017                                  225,000           244,521
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                          640,000           697,875
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2025                                                                           275,000           106,959
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2014 (c)                                                                       485,000           168,266
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2026                                                                           275,000           101,340
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2014 (c)                                                                       430,000           140,279
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                                              900,000           316,404
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                                              910,000           237,055
Leander, TX, Independent School District, PSF, 0%, 2018                               2,500,000         1,252,550
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                215,000           247,332
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                215,000           247,577
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                                700,000           742,756
Marshall, MI, Public School District, 5.5%, 2011 (c)                                    500,000           540,780
Phenix City, AL, AMBAC, 5.65%, 2021                                                   1,500,000         1,625,025
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                   750,000           811,598
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                          1,705,000         1,852,295
San Jose Evergreen, CA, Community College District, Election 2004,
"A", MBIA, 0%, 2028                                                                     740,000           233,418
Wattsburg, PA, Public School Building Authority Rev., Capital
Appreciation, MBIA, 0%, 2029                                                          2,150,000           710,317
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                 1,665,000         1,809,239
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                 1,765,000         1,917,902
Wylie, TX, Independent School District, PSF, 5.25%, 2029                              1,080,000         1,138,352
                                                                                                     ------------
                                                                                                     $ 31,333,368
-----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.3%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030                                                $    650,000      $    776,068
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), "B", 9.25%, 2022                                                350,000           417,883
Baldwin County, AL, Eastern Shore Health Care Authority Rev
(Thomas Hospital), 5.75%, 2008 (c)                                                      600,000           634,890
Baxter County, AR, Hospital Rev., 5.375%, 2014                                        1,000,000         1,030,160
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-
Elmira), "A", 6%, 2013                                                                  600,000           598,698
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011 (c)                                                       500,000           574,250
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                                              900,000           994,365
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                              300,000           305,199
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                             500,000           529,625
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), "D", 6.875%, 2007 (c)                                             700,000           719,586
Fulton County, NY, Industrial Development Agency, Civic Facilities
Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                                       205,000           204,461
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031                                                445,000           459,151
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                             500,000           511,965
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours) RIBS, FSA, 8.431%, 2027 (p)                                                  5,000,000         6,441,900
Highlands County, FL, Health Facilities Authority Rev. (Adventist/
Sunbelt Hospital), 6%, 2011 (c)                                                         350,000           376,863
Illinois Health Facilities Authority Rev. (Condell Medical Center),
6.35%, 2015                                                                           1,000,000         1,064,600
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital),
5.75%, 2024                                                                             350,000           364,336
Illinois Health Facilities Authority Rev. (Passavant Memorial Area
Hospital Associates), 6%, 2024                                                          335,000           360,363
Illinois Health Facilities Authority Rev. (Riverside Health Systems),
5.75%, 2022                                                                             650,000           670,111
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                             640,000           658,509
Indiana Health Facilities Financing Authority, Hospital Rev
(Deaconess Hospital), "A", AMBAC, 5.375%, 2034                                          565,000           598,714
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian
Health), "A", 5%, 2039                                                                  760,000           753,890
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medical Research Foundation, Inc.), 6.375%, 2031                               500,000           524,985
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medical Research Foundation, Inc.), 6.375%, 2021                             1,700,000         1,786,156
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 5.25%, 2014                                                       400,000           407,772
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 6.125%, 2031                                                      250,000           261,128
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                                            1,250,000         1,357,113
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028                                            250,000           271,195
Kentucky Economic Development Finance Authority, Refunding &
Improvement, "A", MBIA, 5%, 2018                                                      2,400,000         2,488,656
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                                         1,000,000         1,052,080
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                                     1,100,000         1,145,199
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                                1,000,000         1,024,690
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                                            750,000           781,410
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                 500,000           532,250
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical
Center), "B", 5.75%, 2022                                                               850,000           900,932
Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                                            305,000           316,142
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2010 (c)                              1,000,000         1,122,520
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 6.5%, 2012                                                           400,000           433,388
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                                         1,000,000         1,039,900
Massachusetts Health & Educational Facilities Authority Rev
(Partners Healthcare Systems), 5.75%, 2021                                              400,000           436,212
Mecosta County, MI, General Hospital Rev., 6%, 2018                                     300,000           305,700
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                                                750,000           823,583
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                                    800,000           835,944
Montgomery, AL, Special Care Facilities, Financing Authority Rev
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                             1,270,000         1,239,279
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                                 375,000           390,454
Nassau County, NY, Industrial Development Agency, Civic Facilities
Rev. (North Shore Health System), 5.875%, 2011                                          330,000           346,843
New Hampshire Health & Educational Facilities Authority Rev
(Covenant Health), 6.5%, 2017                                                           870,000           969,876
New Hampshire Health & Educational Facilities Authority Rev
(Exeter Hospital), 6%, 2024                                                             500,000           546,405
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                                              500,000           543,550
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                          1,000,000         1,072,070
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                                     900,000           856,098
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                                     600,000           657,750
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                                   255,000           276,624
Rhode Island Health & Education Building Rev., Hospital Financing
(Lifespan Obligated Group), "A", FSA, 5%, 2032                                        1,120,000         1,151,282
Rhode Island Health & Education Building Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                            1,500,000         1,717,740
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.5%, 2027                                                                       290,000           271,501
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012 (c)                                               300,000           335,394
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012 (c)                                               500,000           558,990
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                                 500,000           538,840
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                        300,000           328,236
Stillwater, OK, Medical Center Authority (Stillwater Medical
Center), 6.5%, 2007 (c)                                                               1,000,000         1,049,920
Suffolk County, NY, Industrial Development Agency, Civic Facilities
Rev. (Huntington Hospital), "C", 5.875%, 2032                                         1,000,000         1,046,180
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                              1,000,000         1,057,220
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                                    400,000           428,616
Upper Illinois River Valley Development, Health Facilities Rev
(Morris Hospital), 6.625%, 2031                                                         500,000           542,565
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                                   500,000           500,500
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                                            750,000           788,325
Weirton, WV, Municipal Hospital Building, Commission Rev
(Weirton Hospital Medical Center), 6.375%, 2031                                         500,000           502,415
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                                            195,000           199,838
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                                           1,000,000         1,063,650
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2019                                                                           1,500,000         1,659,345
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian
Healthcare, Inc.), 6%, 2017                                                             325,000           345,010
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030                                                        750,000           854,835
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton
Franciscan Services), 6.25%, 2022                                                     1,000,000         1,087,220
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev
(St. John's Riverside Hospital), 6.8%, 2016                                             410,000           427,954
                                                                                                     ------------
                                                                                                     $ 60,247,067
-----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.8%
-----------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                                    $     30,000      $     29,933
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                                        505,000           481,861
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                                        1,130,000         1,060,042
Colorado Health Facilities Authority Rev. (Evangelical Lutheran),
6.9%, 2025                                                                              500,000           563,390
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                         270,000           323,430
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2035                                                                             105,000           112,135
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills),
"A", GNMA, 6%, 2021                                                                     200,000           214,894
Indiana Health Facilities Financing Authority Rev. (Hoosier Care),
7.125%, 2034                                                                            805,000           763,180
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 9.25%, 2025                                                                   485,000           575,278
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
"A", 7.375%, 2027                                                                       940,000           979,800
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034                                                                             385,000           408,096
                                                                                                     ------------
                                                                                                     $  5,512,039
-----------------------------------------------------------------------------------------------------------------
Human Services - 0.4%
-----------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                                            $    295,000      $    302,691
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                                      1,000,000         1,103,990
                                                                                                     ------------
                                                                                                     $  1,406,681
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.8%
-----------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7%, 2012                                                                           $    300,000      $    309,189
New York City, NY, Industrial Development Agency Rev. (American
Airlines, Inc.), 7.625%, 2025                                                           970,000         1,065,914
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.),
"B", 5.65%, 2035                                                                      1,000,000           990,230
                                                                                                     ------------
                                                                                                     $  2,365,333
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.3%
-----------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033                                                                         $  1,000,000      $  1,063,440
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
-----------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                          $    215,000      $    223,755
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                                           2,500,000         2,627,500
Charles City County, VA, Industrial Development Authority, Solid
Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                                             500,000           547,960
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                           230,000           246,986
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste
Management, Inc.), 6.85%, 2029                                                          150,000           163,808
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9%, 2029                                      300,000           326,739
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026                                                                            450,000           484,205
                                                                                                     ------------
                                                                                                     $  4,620,953
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
-----------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem
Steel), 8%, 2024 (d)                                                               $  3,000,000      $        300
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.6%
-----------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX
Corp.), 5.4%, 2017                                                                 $    500,000      $    530,085
Gulf Coast, TX, Industrial Development Authority (Valero Energy
Corp.), 5.6%, 2031                                                                      500,000           513,625
Hardeman County, TN, Correctional Facilities Corp. (Corrections
Corp. of America), 7.375%, 2017                                                         500,000           512,070
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Flour Corp.), 5.625%, 2019                                                      2,895,000         3,020,180
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
5.6%, 2017                                                                            1,300,000         1,349,179
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-2, 7.875%, 2032 (a)                                                                  400,000           442,068
Pennsylvania Economic Development Financing Authority Rev
(Amtrak), 6.125%, 2021                                                                  550,000           582,434
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026                                                                      980,000         1,026,530
                                                                                                     ------------
                                                                                                     $  7,976,171
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.3%
-----------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                          $    260,000      $    255,154
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (MeadWestvaco Escanaba), "A",
6.25%, 2012 (c)                                                                         900,000         1,017,261
Mobile, AL, Industrial Development Board Improvement Rev.,
(International Paper Co.), "B", 6.45%, 2019                                           2,000,000         2,120,160
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.2%, 2027                                                            500,000           518,160
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.4%, 2026                                                          1,500,000         1,542,900
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                         1,000,000         1,046,650
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                                     550,000           550,451
                                                                                                     ------------
                                                                                                     $  7,050,736
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A",
6.6%, 2021                                                                         $    300,000      $    318,186
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A",
6.7%, 2028                                                                              400,000           424,700
Baltimore, MD, Convention Center Hotel Revenue, "A", XLCA,
5.25%, 2039                                                                             555,000           591,636
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (z)                        640,000           631,795
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                                  490,000           498,335
Toledo Lucas County, OH, Port Authority Development Rev
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                            65,000            65,070
                                                                                                     ------------
                                                                                                     $  2,529,722
-----------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.0%
-----------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                                       $    150,000      $    150,743
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                                          275,000           276,356
California Statewide Communities Development Authority Rev
(Irvine Apartments), 5.25%, 2025                                                      1,000,000         1,030,510
Charter Mac Equity Issuer Trust, 6.625%, 2009                                         2,000,000         2,128,960
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                                   1,000,000           992,790
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                                  1,000,000         1,028,730
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                                    500,000           498,250
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments
II), FNMA, 5.25%, 2039                                                                  320,000           324,112
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (a)                                 2,000,000         1,984,920
Newark, NJ, Housing Authority Port Authority (Newark Marine
Terminal), MBIA, 5.5%, 2028                                                             215,000           233,290
North Charleston, SC, Housing Authority Rev. (Horizon Village),
"A", FGIC, 5.15%, 2048                                                                  305,000           297,814
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                         455,000           453,858
                                                                                                     ------------
                                                                                                     $  9,400,333
-----------------------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                      $    100,000      $     57,884
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                           210,000           113,663
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                           300,000           152,076
                                                                                                     ------------
                                                                                                     $    323,623
-----------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.4%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2009 (c)                                                                       $  1,015,000      $  1,094,972
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                             220,000           231,411
                                                                                                     ------------
                                                                                                     $  1,326,383
-----------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.2%
-----------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011 (c)                                                                   $  2,510,000      $  3,088,430
Brevard County, FL, Housing Finance Authority, "B", GNMA,
6.5%, 2022                                                                              161,000           162,254
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. "A", GNMA, 6.05%, 2032                                                    465,000           491,775
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                             110,000           111,610
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                         10,000             9,991
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                             415,000            94,454
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                                            340,000           350,057
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                                             435,000           451,778
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                                                 20,000            20,215
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                              100,000           102,014
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                                       225,000           229,293
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                                  560,000           575,372
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                                   615,000           666,488
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                                90,000            90,436
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                                190,000           202,392
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                                   395,000           426,580
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                                                365,000           392,284
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                                 315,000           334,231
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                                 645,000           691,982
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                                 145,000           157,221
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036                                                                465,000           494,993
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                                                  345,000           363,551
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                                325,000           336,638
                                                                                                     ------------
                                                                                                     $  9,844,039
-----------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.6%
-----------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                                           $  1,735,000      $    552,684
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                   35,000            35,554
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                  60,000            60,509
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                    80,000            82,166
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                             15,000            15,058
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                             7,000             7,012
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                                              300,000           309,618
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                            115,000           119,103
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                           105,000           107,626
Colorado Housing & Finance Authority Rev., "C", FHA, 6.75%, 2021                         40,000            40,482
Colorado Housing & Finance Authority Rev., "C-2", FHA,
5.9%, 2023                                                                              170,000           177,176
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                              165,000           170,488
Colorado Housing & Finance Authority Rev., "C-3", FHA,
6.375%, 2033                                                                             90,000            92,280
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                                125,000           130,013
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                                        130,000           132,123
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                                195,000           196,166
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                                190,000           196,737
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                                    195,000           200,485
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                                    175,000           181,249
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                                    105,000           106,579
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                         105,000           105,920
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                            90,000            91,110
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                           705,000           766,081
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                                             175,000           182,499
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                             70,000            70,986
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                           380,000           395,173
New Mexico Mortgage Finance Authority Rev., "N", GNMA,
5.95%, 2037                                                                             440,000           476,340
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                                                385,000           386,690
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                                  425,000           444,682
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                       515,000           545,071
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B",
5.25%, 2039                                                                             520,000           537,592
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                                        755,000           792,629
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                   275,000           278,240
                                                                                                     ------------
                                                                                                     $  7,986,121
-----------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-----------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                  $    500,000      $    522,590
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                  830,000           828,788
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), 6.7%, 2014                                                                 700,000           764,715
Massachusetts Industrial Finance Agency, Resource Recovery Rev
(Ogden Haverhill Associates), 5.6%, 2019                                              1,000,000         1,033,830
                                                                                                     ------------
                                                                                                     $  3,149,923
-----------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
-----------------------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual &
Performing Arts), 6%, 2021                                                         $  1,000,000      $  1,176,900
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                         1,250,000         1,334,875
                                                                                                     ------------
                                                                                                     $  2,511,775
-----------------------------------------------------------------------------------------------------------------
State & Local Agencies - 6.0%
-----------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                             $    760,000      $    826,538
Alabama State Public School & College, Capital Improvement, "D",
6%, 2015                                                                              2,850,000         3,086,151
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2016 (u)                                                                       3,000,000         3,284,400
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2017 (u)                                                                       2,500,000         2,747,100
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "A", 5%, 2045                                                           325,000           330,067
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "B", 5.375%, 2010 (c)                                                 1,500,000         1,597,665
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "B", 5.5%, 2013 (c)                                                   1,075,000         1,177,921
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                                                500,000           542,315
New Jersey Economic Development Authority Rev., School Facilities
Construction, "O", 5.25%, 2025                                                          445,000           469,248
New Mexico Finance Authority Rev., Court Facilities Fee Rev.,
MBIA, 5.5%, 2011 (c)                                                                    475,000           514,577
New York State Urban Development Corp., Correctional Facilities
Service Contract C, AMBAC, 5.875%, 2009 (c)                                           1,000,000         1,068,380
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                525,000           599,975
Virginia College Building Authority, VA, Public Higher Education
Financing, "A", 5.75%, 2009 (c)                                                       2,295,000         2,447,939
                                                                                                     ------------
                                                                                                     $ 18,692,276
-----------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
-----------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                                        $    650,000      $    683,690
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                             675,000           714,690
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                            700,000           741,349
Massachusetts Educational Financing Authority, Refunding Issue G,
"A", MBIA, 6.1%, 2018                                                                   590,000           602,077
                                                                                                     ------------
                                                                                                     $  2,741,806
-----------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.5%, 2024                                                                         $    250,000      $    260,855
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.75%, 2029                                                                             450,000           476,208
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.5%, 2031                                                                              200,000           207,616
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.75%, 2034                                                                             300,000           315,399
New York City, NY, Transitional Finance Authority Rev., Future Tax
Secured, "A", 6%, 2009 (c)                                                            2,000,000         2,168,320
                                                                                                     ------------
                                                                                                     $  3,428,398
-----------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.1%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                                 $     75,000      $     76,992
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                                       50,000            52,293
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                        1,000,000         1,026,850
Capital Region Community Development District, FL, Capital
Improvement Rev., "B", 5.95%, 2006                                                       40,000            40,060
Fishhawk Community Development District, FL, 5.125%, 2009                               380,000           378,982
Greyhawk Landing Community Development, FL, Special
Assessment Rev., "B", 6.25%, 2009                                                       140,000           141,508
Katy, TX, Development Authority Rev., 5.8%, 2011                                        865,000           891,521
Katy, TX, Development Authority Rev., "B", 6%, 2018                                   1,200,000         1,238,064
Killarney, FL, Community Development District, "B", 5.125%, 2009                        205,000           204,422
Lakes by the Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                                     255,000           254,561
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes),
5.45%, 2037                                                                              50,000            50,106
Panther Trace, FL, Community Development District Rev., "B",
6.5%, 2009                                                                                5,000             5,023
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                                                655,000           651,273
Parkway Center, FL, Community Development District Rev., "B",
5.625%, 2014                                                                            935,000           945,566
Preserve at Wilderness Lake, FL, Community Development District,
Capital Improvement, "B", 5%, 2009                                                      150,000           148,358
Renaissance Community Development, FL, "B", 6.25%, 2008                                 120,000           120,824
Tuscany Reserve Community Development District, FL, "B",
5.25%, 2016                                                                             185,000           185,335
                                                                                                     ------------
                                                                                                     $  6,411,738
-----------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%
-----------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                       $  1,055,000      $  1,115,251
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A",
0%, 2050                                                                              4,000,000           261,600
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B",
0%, 2055                                                                              2,000,000            69,300
District of Columbia, Tobacco Settlement, 6.25%, 2024                                   405,000           430,013
Guam Economic Development Authority, 5%, 2022                                           115,000           116,133
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, "B", 5.3%, 2011 (c)                                                             750,000           799,140
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, "B", 0% to 2007, 5.6% to 2034                                                   615,000           571,353
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                      415,000           431,471
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                    675,000           701,008
South Carolina Tobacco Settlement Authority, 6.375%, 2028                               500,000           537,645
Washington Tobacco Settlement Authority, 6.5%, 2026                                      70,000            76,334
                                                                                                     ------------
                                                                                                     $  5,109,248
-----------------------------------------------------------------------------------------------------------------
Toll Roads - 0.5%
-----------------------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority Rev., Unrefunded, "C", MBIA,
6.5%, 2016                                                                         $    235,000      $    271,141
New Jersey State Turnpike Authority Rev. "C", MBIA, ETM,
6.5%, 2016 (c)                                                                           80,000            92,598
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation, "B", AMBAC, 0%, 2018                                                      750,000           405,150
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road
Rev., ETM, 0%, 2009 (c)                                                               1,000,000           900,340
                                                                                                     ------------
                                                                                                     $  1,669,229
-----------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009 (c)                                                                    $  1,000,000      $  1,080,600
New Jersey Economic Development Authority Rev., Transportation
Project Sublease, "A", FSA, 6%, 2009 (c)                                                325,000           346,704
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                                             850,000           891,140
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, ETM,
5.25%, 2018 (c)                                                                       1,150,000         1,193,804
                                                                                                     ------------
                                                                                                     $  3,512,248
-----------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.1%
-----------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority Rev
(Tuskegee University), ASSD GTY, 4.75%, 2026                                       $  1,000,000      $  1,004,670
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2021                                                               1,000,000         1,065,030
California Educational Facilities Authority Rev. (L.A. College of
Chiropractic), 5.6%, 2017                                                               250,000           241,610
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                            1,650,000         1,989,554
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                                215,000           221,869
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                                           1,250,000         1,484,850
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), 6.625%, 2010 (c)                                                  100,000           111,102
Massachusetts Development Finance Agency Rev., (Olin College),
"B", XLCA, 5.25%, 2033                                                                2,000,000         2,105,540
Northern Illinois University Rev., Auxiliary Facilities Systems,
AMBAC, 5.875%, 2018                                                                   1,370,000         1,452,378
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                                     500,000           548,175
St. Joseph County, IN, Educational Facilities Rev. (University of
Notre Dame), 6.5%, 2026                                                               1,000,000         1,279,650
State of Oregon, Facilities Authority Rev. (Linfield College), "A",
5%, 2030                                                                                165,000           167,114
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                                                435,000           478,509
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                                             520,000           571,834
                                                                                                     ------------
                                                                                                     $ 12,721,885
-----------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
-----------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev
(Escondido Charter High School), 7.5%, 2036                                        $    500,000      $    529,840
Clark County, NV, Economic Development Rev. (Alexander Dawson
School), 5.5%, 2020                                                                   1,500,000         1,564,965
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                                            1,000,000         1,064,340
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                                            1,000,000         1,068,670
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                                  400,000           425,396
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                        290,000           294,808
Pima County, AZ, Industrial Development Authority Education Rev
(Arizona Charter Schools), "C", 6.75%, 2031                                             500,000           520,345
                                                                                                     ------------
                                                                                                     $  5,468,364
-----------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.6%
-----------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther
Creek Partners), 6.65%, 2010                                                       $    550,000      $    580,454
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                     1,475,000         1,183,496
                                                                                                     ------------
                                                                                                     $  1,763,950
-----------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.0%
-----------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                             $  1,000,000      $  1,002,410
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
Co.), "B", 6.3%, 2032                                                                   120,000           131,207
California Pollution Control Financing Authority, Pollution Control
Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                  1,600,000         1,704,304
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                                         730,000           724,335
Connecticut Development Authority, Pollution Control Rev
(Connecticut Light & Power Co.), 5.85%, 2028                                          1,000,000         1,058,350
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                                    500,000           507,580
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                                1,000,000         1,049,240
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                               565,000           587,199
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utility Corp.), "A", FGIC, 4.7%, 2029                        320,000           318,189
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                                             750,000           767,055
Mecklenburg County, VA, Industrial Development Authority Rev
(UAE Mecklenburg LP), 6.5%, 2017                                                        700,000           766,003
New Hampshire Industrial Development Authority, Pollution Control
Rev. (Connecticut Light & Power), 5.9%, 2016                                            500,000           510,590
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                                  2,000,000         2,005,700
Pittsylvania County, VA, Industrial Development Authority Rev.,
7.5%, 2014                                                                            2,000,000         2,036,000
Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
5.2%, 2033                                                                              350,000           361,508
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric
Co.), "A", 5.5%, 2022                                                                   500,000           529,965
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028                                                                   1,665,000         1,680,218
                                                                                                     ------------
                                                                                                     $ 15,739,853
-----------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.7%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                               $  1,500,000      $  1,715,130
California State, Department of Water Resources Power Supply
Rev., "A", 5.125%, 2012 (c)                                                             750,000           813,203
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                                          2,000,000         2,337,640
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                     7,350,000         8,799,347
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                            750,000           815,520
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                                                                        3,250,000         3,331,055
North Carolina Municipal Power Agency, MBIA,
5.25%, 2019 (u)                                                                       3,000,000         3,195,690
                                                                                                     ------------
                                                                                                     $ 21,007,585
-----------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.7%
-----------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
7.019%, 2016 (z)(v)                                                                $  1,000,000      $  1,186,100
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                                     1,090,000         1,155,825
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                         1,170,000         1,288,895
Massachusetts Water Resources Authority, 6.5%, 2019                                   5,965,000         7,062,321
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                                       490,000           508,218
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A",
MBIA, 5%, 2028                                                                          860,000           895,716
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                                           2,000,000         2,054,240
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                                             255,000           270,728
State of New York, Environmental Facilities, 5%, 2016                                   430,000           445,347
State of New York, Environmental Facilities, ETM, 5%, 2016 (c)                          570,000           587,904
Upland, CA, Public Financing Authority Rev., Water Systems
Improvement, AMBAC, 5%, 2033                                                            590,000           605,558
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                                      110,000           110,416
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                                             480,000           508,354
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2025                                                                             400,000           429,328
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2026                                                                             520,000           556,863
                                                                                                     ------------
                                                                                                     $ 17,665,813
-----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $299,609,812)                                                $317,364,661
-----------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital),  "D ", 3.22%, due 4/06/06                      $    600,000      $   600,000
Burke County, GA, Development Authority Pollution Control Rev.
(Oglethorpe Power Corp.),  "A ", 3.22%, due 4/05/06                                     200,000           200,000
Georgia Municipal Electric Authority, 3.05%, due 4/05/06                                100,000           100,000
Jefferson County, AL, Sewer Rev., 3.22%, due 4/06/06                                    300,000           300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
3.19%, due 4/03/06                                                                    1,000,000         1,000,000
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., 3.13%, due 4/03/06                                                                200,000           200,000
Orange County, CA, 3.1%, due 4/03/06                                                    100,000           100,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled
Hospital Loan Program), 3.18%, due 4/03/06                                              500,000           500,000
Washington State Health Care Facilities,  "A ", 3.18%, due 4/03/06                      100,000           100,000
-----------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $3,100,000)                                     $  3,100,000
-----------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $302,709,812)                                                  $320,464,661
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.9)%                                                                (8,882,446)
-----------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                $311,582,215
-----------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

                                 NOTIONAL
                                 PRINCIPAL                                   CASH FLOWS          UNREALIZED
                                 AMOUNT OF         CASH FLOWS PAID            RECEIVED          APPRECIATION
EXPIRATION         CURRENCY      CONTRACT            BY THE FUND             BY THE FUND       (DEPRECIATION)
12/01/2007           USD         $6,000,000        Fixed - 3 Year         Floating - 7 day        $82,399
                                                   BMA Swap Index         BMA Swap Index
                                                   (2.795%)
8/30/2016            USD         15,000,000        Fixed - 10 Year        Floating - 7 Day        115,193
                                                   BMA Swap Index         BMA Swap Index
                                                   (3.926%)
8/02/2021            USD          2,000,000        Fixed - 15 Year        Floating - 7 Day         31,963
                                                   BMA Swap Index         BMA Swap Index
                                                   (4.011%)
-------------------------------------------------------------------------------------------------------------
                                                                                                 $229,555

At March 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(a) SEC Rule 144A restriction.
(d) Non-income producing security - in default.
(c) Refunded bond.
(p) Primary inverse floater.
(u) As restated (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters (See Note 7).
(v) Externally deposited inverse floater.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

The fund holds the following restricted securities:

                                          ACQUISITION    ACQUISITION        CURRENT     TOTAL % OF
SECURITY                                         DATE           COST    MARKET VALUE    NET ASSETS
Atlanta, GA, Water & Wastewater
Rev., RITES, FGIC, 7.019%, 2016             4/20/1999     $1,167,100     $1,186,100

Gallery Certificate Trust, PA, Parking
Rev., FSA, 4.5%, 2013                      12/17/2003        640,558        631,795

Houston, TX, Independent School
District, RITES, 6.519%, 2009               2/26/1999        524,910        543,600
--------------------------------------------------------------------------------------------------
Total Restricted Securities                                              $2,361,495           0.8%

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity

Insurers

AMBAC         AMBAC Indemnity Corp.
ASSD GTY      Assured Guarantee Insurance Co.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
XLCA          XL Capital Insurance Co.

Inverse Floaters

RIBS          Residual Interest Bonds
RITES         Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | Statement of Assets and Liabilities
(As Restated - See Note 8)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.


AT 3/31/06
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $302,709,812)                 $320,464,661
Cash                                                                        77,197
Receivable for investments sold                                            559,006
Receivable for fund shares sold                                            172,314
Interest receivable                                                      4,600,013
Unrealized appreciation on interest rate swap agreements                   243,530
---------------------------------------------------------------------------------------------------
Total assets                                                                           $326,116,721
---------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------
Distributions payable                                                 $    513,639
Payable for investments purchased                                        1,280,005
Payable to the holder of the floating rate certificate
from trust assets                                                       12,070,000
Payable for fund shares reacquired                                         404,795
Unrealized depreciation on interest rate swap agreements                    13,975
Payable to affiliates
  Management fee                                                             2,510
  Shareholder servicing costs                                               21,285
  Distribution and service fees                                              3,600
  Administrative services fee                                                   97
Payable for independent trustees' compensation                              32,280
Payable for interest expense and fees                                       82,839
Accrued expenses and other liabilities                                     109,481
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $ 14,534,506
---------------------------------------------------------------------------------------------------
Net assets                                                                             $311,582,215
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                       $297,426,695
Unrealized appreciation (depreciation) on investments                   17,984,404
Accumulated net realized gain (loss) on investments                     (3,702,858)
Accumulated distributions in excess of net investment income              (126,026)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $311,582,215
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                36,523,035
---------------------------------------------------------------------------------------------------

Class A shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $240,212,089
  Shares outstanding                                                    28,174,876
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                            $       8.53
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                       $       8.96
---------------------------------------------------------------------------------------------------

Class B shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $ 36,751,814
  Shares outstanding                                                     4,304,321
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $       8.54
---------------------------------------------------------------------------------------------------

Class C shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $ 34,618,312
  Shares outstanding                                                     4,043,838
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                         $       8.56
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | Statement of Operations
(As Restated - See Note 8)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 3/31/06
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest income                                                                        $ 17,907,050
---------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $  1,748,513
  Distribution and service fees                                          1,354,018
  Shareholder servicing costs                                              438,989
  Administrative services fee                                               43,442
  Independent trustees' compensation                                        18,054
  Custodian fee                                                            117,265
  Shareholder communications                                                30,259
  Auditing fees                                                             47,537
  Legal fees                                                                 8,691
  Interest expense and fees                                                348,977
  Miscellaneous                                                            110,393
---------------------------------------------------------------------------------------------------
Total expenses                                                                         $  4,266,138
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (22,580)
  Reduction of expenses by investment adviser                             (796,680)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $  3,446,878
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 14,460,172
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $    174,408
  Swap transactions                                                        454,917
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                $    629,325
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $ (2,475,902)
  Swap transactions                                                       (267,889)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $ (2,743,791)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $ (2,114,466)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $ 12,345,706
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
(Not Restated)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 3/31                                                          2006             2005
CHANGE IN NET ASSETS
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                                 $ 14,460,172     $ 15,635,213
Net realized gain (loss) on investments                                    629,325        1,875,472
Net unrealized gain (loss) on investments                               (2,743,791)      (7,230,682)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $ 12,345,706     $ 10,280,003
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                             $(11,422,176)    $(12,056,821)
  Class B                                                               (1,578,544)      (1,913,952)
  Class C                                                               (1,359,481)      (1,411,847)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(14,360,201)    $(15,382,620)
---------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                     $ (6,094,125)    $(30,106,846)
---------------------------------------------------------------------------------------------------
Redemption fees                                                                $--     $        691
---------------------------------------------------------------------------------------------------
Total change in net assets                                            $ (8,108,620)    $(35,208,772)
---------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------
At beginning of period                                                 319,690,835      354,899,607
At end of period (including accumulated distributions
in excess of net investment income of $126,026 and
$216,146, respectively)                                               $311,582,215     $319,690,835
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | Financial Highlights
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A
                                                                            YEARS ENDED 3/31
                                                 ----------------------------------------------------------------------
                                                       2006           2005           2004           2003           2002
Net asset value, beginning of period             $     8.58     $     8.70     $     8.54     $     8.32     $     8.54
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $     0.41     $     0.42     $     0.41     $     0.41     $     0.44
  Net realized and unrealized gain (loss)
  on investments                                      (0.06)         (0.13)          0.17           0.25          (0.20)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $     0.35     $     0.29     $     0.58     $     0.66     $     0.24
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                     $    (0.40)    $    (0.41)    $    (0.42)    $    (0.44)    $    (0.46)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     8.53     $     8.58     $     8.70     $     8.54     $     8.32
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                             4.18           3.49           6.94           8.00           2.78
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.17           1.04           1.04           1.05           1.15
Expenses after expense reductions (f)                  0.92           0.79           0.88           0.90           0.91
Expenses after expense reductions and
excluding interest and fees (f)(l)                     0.81           0.79           0.88           0.90           0.91
Net investment income                                  4.71           4.90           4.80           4.85           5.12
Portfolio turnover                                        9              8              9             13             15
Net assets at end of period (000 Omitted)        $  240,212     $  241,850     $  264,797     $  274,442     $  276,719
-----------------------------------------------------------------------------------------------------------------------

CLASS B
                                                                            YEARS ENDED 3/31
                                                 ----------------------------------------------------------------------
                                                       2006           2005           2004           2003           2002
Net asset value, beginning of period             $     8.59     $     8.72     $     8.55     $     8.33     $     8.55
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $     0.34     $     0.36     $     0.35     $     0.35     $     0.37
  Net realized and unrealized gain (loss)
  on investments                                      (0.05)         (0.14)          0.18           0.24          (0.20)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $     0.29     $     0.22     $     0.53     $     0.59     $     0.17
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                     $    (0.34)    $    (0.35)    $    (0.36)    $    (0.37)    $    (0.39)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     8.54     $     8.59     $     8.72     $     8.55     $     8.33
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                             3.40           2.60           6.27           7.19           2.00
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.92           1.79           1.79           1.80           1.90
Expenses after expense reductions (f)                  1.67           1.54           1.63           1.65           1.66
Expenses after expense reductions and
excluding interest and fees (f)(l)                     1.56           1.54           1.63           1.65           1.66
Net investment income                                  3.96           4.15           4.05           4.10           4.37
Portfolio turnover                                        9              8              9             13             15
Net assets at end of period (000 Omitted)        $   36,752     $   43,930     $   52,594     $   59,591     $   61,627
-----------------------------------------------------------------------------------------------------------------------

CLASS C
                                                                            YEARS ENDED 3/31
                                                 ----------------------------------------------------------------------
                                                       2006           2005           2004           2003           2002
Net asset value, beginning of period             $     8.61     $     8.73     $     8.56     $     8.34     $     8.56
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $     0.35     $     0.36     $     0.35     $     0.35     $     0.37
  Net realized and unrealized gain (loss)
  on investments                                      (0.06)         (0.13)          0.18           0.24          (0.20)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $     0.29     $     0.23     $     0.53     $     0.59     $     0.17
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                     $    (0.34)    $    (0.35)    $    (0.36)    $    (0.37)    $    (0.39)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     8.56     $     8.61     $     8.73     $     8.56     $     8.34
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                             3.41           2.72           6.27           7.18           2.00
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.92           1.79           1.79           1.80           1.90
Expenses after expense reductions (f)                  1.67           1.54           1.63           1.65           1.66
Expenses after expense reductions and
excluding interest and fees (f)(l)                     1.56           1.54           1.63           1.65           1.66
Net investment income                                  4.09           4.15           4.05           4.10           4.37
Portfolio turnover                                        9              8              9             13             15
Net assets at end of period (000 Omitted)        $   34,618     $   33,911     $   37,508     $   39,420     $   36,146
-----------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

INTEREST EXPENSE AND FEES - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection to self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

                                        MARCH 31, 2006    MARCH 31, 2005
     Ordinary income (including any
     short-term capital gains)                     $--           $27,254
     Tax-exempt income                      14,360,201        15,355,366
     -------------------------------------------------------------------
     Total distributions                   $14,360,201       $15,382,620

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006
          Cost of investments                           $290,150,614
          ----------------------------------------------------------
          Gross appreciation                             $22,050,402
          Gross depreciation                              (3,806,355)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $18,244,047
          Undistributed tax-exempt income                 $1,078,782
          Capital loss carryforwards                      (4,190,232)
          Other temporary differences                       (977,077)

As of March 31, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          March 31, 2011                                   $(104,559)
          March 31, 2012                                  (4,085,673)
          ----------------------------------------------------------
                                                         $(4,190,232)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2006, this waiver amounted to $794,807 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended March 31, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $57,357 for the year ended March 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                             TOTAL        ANNUAL     DISTRIBUTION
                                        DISTRIBUTION      SERVICE     DISTRIBUTION     EFFECTIVE      AND SERVICE
                                            FEE RATE     FEE RATE          PLAN(1)       RATE(2)              FEE
Class A                                        0.10%        0.25%            0.35%         0.25%         $608,334
Class B                                        0.75%        0.25%            1.00%         1.00%          400,650
Class C                                        0.75%        0.25%            1.00%         1.00%          345,034
-----------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                    $1,354,018

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2006, were as follows:

                                                    AMOUNT
                    Class A                         $8,903
                    Class B                        $59,246
                    Class C                         $4,632

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2006, the fee was $335,209, which equated to 0.1054% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended March 31, 2006, these costs amounted to $79,495.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the year ended March 31, 2006 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $5,751. This amount is included in Independent trustees' compensation for the year ended March 31, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $31,194 at March 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2006, the fee paid to Tarantino LLC was $2,125. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,873, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $27,704,803 and $31,794,529, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             YEAR ENDED 3/31/06              YEAR ENDED 3/31/05
                                           SHARES         AMOUNT           SHARES         AMOUNT
Shares sold
  Class A                                 3,325,237     $28,649,761       1,567,579     $13,461,021
  Class B                                   537,071       4,625,461         454,146       3,903,573
  Class C                                   633,255       5,472,817         544,452       4,690,961
---------------------------------------------------------------------------------------------------
                                          4,495,563     $38,748,039       2,566,177     $22,055,555

                                             YEAR ENDED 3/31/06              YEAR ENDED 3/31/05
                                           SHARES         AMOUNT           SHARES         AMOUNT
Shares issued to shareholders in
reinvestment of distributions
  Class A                                   734,629      $6,332,181         849,343      $7,292,898
  Class B                                    90,476         781,204         118,406       1,017,998
  Class C                                   104,388         902,609         119,904       1,032,616
---------------------------------------------------------------------------------------------------
                                            929,493      $8,015,994       1,087,653      $9,343,512

Shares reacquired
  Class A                                (4,066,222)   $(34,988,521)     (4,659,350)   $(39,924,894)
  Class B                                (1,435,040)    (12,389,239)     (1,495,083)    (12,809,285)
  Class C                                  (634,387)     (5,480,398)     (1,021,491)     (8,771,734)
---------------------------------------------------------------------------------------------------
                                         (6,135,649)   $(52,858,158)     (7,175,924)   $(61,505,913)

Net change
  Class A                                    (6,356)        $(6,579)     (2,242,428)   $(19,170,975)
  Class B                                  (807,493)     (6,982,574)       (922,531)     (7,887,714)
  Class C                                   103,256         895,028        (357,135)     (3,048,157)
---------------------------------------------------------------------------------------------------
                                           (710,593)    $(6,094,125)     (3,522,094)   $(30,106,846)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended March 31, 2006 was $2,047, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings on the line of credit during the year ended March 31, 2006.

(7) INVERSE FLOATERS

The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At March 31, 2006, the fund's Statement of Assets and Liabilities impact was as follows:

          PAYABLE TO THE
           HOLDER OF THE    WEIGHTED AVERAGE INTEREST
           FLOATING RATE        RATE ON FLOATING RATE    VALUE OF BONDS
        CERTIFICATE FROM          CERTIFICATES ISSUED    TRANSFERRED TO
            TRUST ASSETS                 BY THE TRUST         THE TRUST
             $12,070,000                        2.86%       $26,259,175

Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the fund issued its March 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended March 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the fund has restated the Statement of Assets and Liabilities, including the Portfolio of Investments, as of March 31, 2006, the related Statement of Operations and the Financial Highlights for the year then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statement of Operations. The fund's Statement of Changes in Net Assets was not restated. The restatement did not affect the fund's reported net investment income, annual total return or net asset value.

                                                                  PREVIOUSLY
                                                                    REPORTED         RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT MARCH 31, 2006
Investments, identified cost                                    $290,623,337     $302,709,812
Investments, at value                                           $308,394,661     $320,464,661
Interest receivable                                               $4,517,174       $4,600,013
Total assets                                                    $313,963,882     $326,116,721
Payable to the holder of the floating rate certificate from
trust assets                                                             $--      $12,070,000
Payable for interest expense and fees                                    $--          $82,839
Total liabilities                                                 $2,381,667      $14,534,506

Unrealized appreciation (depreciation) on investments            $18,000,879      $17,984,404
Accumulated net realized gain (loss) on investments              $(3,719,333)     $(3,702,858)

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
Interest income                                                  $17,558,073      $17,907,050
Interest expense and fees                                                $--         $348,977
Total expenses                                                    $3,917,161       $4,266,138
Net expenses                                                      $3,097,901       $3,446,878

FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED MARCH 31, 2006
                                                                  PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                                   REPORTED         RESTATED
CLASS A
Expenses before expense reductions                                      1.06             1.17
Expenses after expense reductions                                       0.81             0.92

CLASS B
Expenses before expense reductions                                      1.81             1.92
Expenses after expense reductions                                       1.56             1.67

CLASS C
Expenses before expense reductions                                      1.81             1.92
Expenses after expense reductions                                       1.56             1.67

While the "Statement of Assets and Liabilities" as of March 31, 2005, 2004, 2003 and 2002 (not presented herein) has not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statement of Operations" for the years ended March 31, 2005, 2004, 2003 and 2002 (not presented herein) has not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (one of the series comprising MFS Municipal Series Trust) (the "Trust") as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Muncipal Income Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, the statement of assets and liabilities, including the portfolio of investments, of the MFS Municipal Income Fund as of March 31, 2006, and the related statement of operations and the financial highlights for the year then ended have been restated.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 23, 2006
(February 2, 2007 as to the effects of the restatement discussed in Note 8)

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (Not Restated)

The Trustees and officers of the Trust, as of May 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                                 PRINCIPAL OCCUPATIONS DURING
                                   POSITION(S) HELD     TRUSTEE/OFFICER              THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                    WITH FUND            SINCE(H)                 OTHER DIRECTORSHIPS(J)
-------------------                ----------------     ---------------       ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)               Trustee              February 2004         Massachusetts Financial Services
(born 10/20/63)                                                               Company, Chief Executive
                                                                              Officer, President, Chief
                                                                              Investment Officer and Director

Robert C. Pozen(k)                 Trustee              February 2004         Massachusetts Financial Services
(born 08/08/46)                                                               Company, Chairman (since
                                                                              February 2004); Secretary of
                                                                              Economic Affairs, The
                                                                              Commonwealth of Massachusetts
                                                                              (January 2002 to December 2002);
                                                                              Fidelity Investments, Vice
                                                                              Chairman (June 2000 to
                                                                              December 2001); Fidelity
                                                                              Management & Research
                                                                              Company (investment adviser),
                                                                              President (March 1997 to July
                                                                              2001); Bell Canada Enterprises
                                                                              (telecommunications), Director;
                                                                              Medtronic, Inc. (medical
                                                                              technology), Director; Telesat
                                                                              (satellite communications),
                                                                              Director

INDEPENDENT TRUSTEES
J. Atwood Ives                     Trustee and          February 1992         Private investor; Eastern
(born 05/01/36)                    Chair of                                   Enterprises (diversified services
                                   Trustees                                   company), Chairman, Trustee and
                                                                              Chief Executive Officer (until
                                                                              November 2000)

Robert E. Butler(n)                Trustee              January 2006          Consultant - regulatory and
(born 11/29/41)                                                               compliance matters (since July
                                                                              2002); PricewaterhouseCoopers
                                                                              LLP (professional services firm),
                                                                              Partner (November 2000 until
                                                                              June 2002)

Lawrence H. Cohn, M.D.             Trustee              August 1993           Brigham and Women's Hospital,
(born 03/11/37)                                                               Senior Cardiac Surgeon, Chief of
                                                                              Cardiac Surgery (until 2005);
                                                                              Harvard Medical School, Professor
                                                                              of Surgery; Brigham and Women's
                                                                              Hospital Physicians' Organization,
                                                                              Chair (2000 to 2004)

David H. Gunning                   Trustee              January 2004          Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                               products and service provider),
                                                                              Vice Chairman/Director (since
                                                                              April 2001); Encinitos Ventures
                                                                              (private investment company),
                                                                              Principal (1997 to April 2001);
                                                                              Lincoln Electric Holdings, Inc.
                                                                              (welding equipment
                                                                              manufacturer), Director

William R. Gutow                   Trustee              December 1993         Private investor and real estate
(born 09/27/41)                                                               consultant; Capitol Entertainment
                                                                              Management Company (video
                                                                              franchise), Vice Chairman

Michael Hegarty                    Trustee              December 2004         Retired; AXA Financial (financial
(born 12/21/44)                                                               services and insurance), Vice
                                                                              Chairman and Chief Operating
                                                                              Officer (until May 2001); The
                                                                              Equitable Life Assurance Society
                                                                              (insurance), President and Chief
                                                                              Operating Officer (until May 2001)

Lawrence T. Perera                 Trustee              July 1981             Hemenway & Barnes (attorneys),
(born 06/23/35)                                                               Partner

J. Dale Sherratt                   Trustee              August 1993           Insight Resources, Inc.
(born 09/23/38)                                                               (acquisition planning specialists),
                                                                              President; Wellfleet Investments
                                                                              (investor in health care
                                                                              companies), Managing General
                                                                              Partner (since 1993); Cambridge
                                                                              Nutraceuticals (professional
                                                                              nutritional products), Chief
                                                                              Executive Officer (until May 2001)

Laurie J. Thomsen                  Trustee              March 2005            Private investor; Prism Venture
(born 08/05/57)                                                               Partners (venture capital), Co-
                                                                              founder and General Partner
                                                                              (until June 2004); St. Paul
                                                                              Travelers Companies (commercial
                                                                              property liability insurance),
                                                                              Director

Robert W. Uek                      Trustee              January 2006          Retired (since 1999);
(born 05/18/41)                                                               PricewaterhouseCoopers LLP
                                                                              (professional services firm),
                                                                              Partner (until 1999); Consultant
                                                                              to investment company industry
                                                                              (since 2000); TT International
                                                                              Funds (mutual fund complex),
                                                                              Trustee (2000 until 2005);
                                                                              Hillview Investment Trust II
                                                                              Funds (mutual fund complex),
                                                                              Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                  President            November 2005         Massachusetts Financial Services
(born 12/01/58)                                                               Company, Executive Vice
                                                                              President and Chief Regulatory
                                                                              Officer (since March 2004);
                                                                              Fidelity Management & Research
                                                                              Company, Vice President (prior
                                                                              to March 2004); Fidelity Group of
                                                                              Funds, President and Treasurer
                                                                              (prior to March 2004)

Tracy Atkinson(k)                  Treasurer            September 2005        Massachusetts Financial Services
(born 12/30/64)                                                               Company, Senior Vice President
                                                                              (since September 2004);
                                                                              PricewaterhouseCoopers LLP,
                                                                              Partner (prior to September 2004)

Christopher R. Bohane(k)           Assistant            July 2005             Massachusetts Financial Services
(born 1/18/74)                     Secretary and                              Company, Vice President and
                                   Assistant                                  Senior Counsel (since April
                                   Clerk                                      2003); Kirkpatrick & Lockhart
                                                                              LLP (law firm), Associate (prior
                                                                              to April 2003); Nvest Services
                                                                              Company, Assistant Vice
                                                                              President and Associate Counsel
                                                                              (prior to January 2001)

Ethan D. Corey(k)                  Assistant            July 2005             Massachusetts Financial Services
(born 11/21/63)                    Secretary and                              Company, Special Counsel (since
                                   Assistant                                  December 2004); Dechert LLP
                                   Clerk                                      (law firm), Counsel (prior to
                                                                              December 2004)

David L. DiLorenzo(k)              Assistant            July 2005             Massachusetts Financial Services
(born 8/10/68)                     Treasurer                                  Company, Vice President (since
                                                                              June 2005); JP Morgan Investor
                                                                              Services, Vice President (January
                                                                              2001 to June 2005); State Street
                                                                              Bank, Vice President and
                                                                              Corporate Audit Manager (prior
                                                                              to January 2001)

Timothy M. Fagan(k)                Assistant            September 2005        Massachusetts Financial Services
(born 7/10/68)                     Secretary and                              Company, Vice President and
                                   Assistant                                  Senior Counsel (since September
                                   Clerk                                      2005); John Hancock Advisers,
                                                                              LLC, Vice President and Chief
                                                                              Compliance Officer (September
                                                                              2004 to August 2005), Senior
                                                                              Attorney (prior to September
                                                                              2004); John Hancock Group of
                                                                              Funds, Vice President and Chief
                                                                              Compliance Officer (September
                                                                              2004 to December 2004)

Mark D. Fischer(k)                 Assistant            July 2005             Massachusetts Financial Services
(born 10/27/70)                    Treasurer                                  Company, Vice President (since
                                                                              May 2005); JP Morgan Investment
                                                                              Management Company, Vice
                                                                              President (prior to May 2005)

Ellen Moynihan(k)                  Assistant            April 1997            Massachusetts Financial Services
(born 11/13/57)                    Treasurer                                  Company, Senior Vice President

Susan S. Newton(k)                 Assistant            May 2005              Massachusetts Financial Services
(born 03/07/50)                    Secretary and                              Company, Senior Vice President
                                   Assistant                                  and Associate General Counsel
                                   Clerk                                      (since April 2005); John Hancock
                                                                              Advisers, LLC, Senior Vice
                                                                              President, Secretary and Chief
                                                                              Legal Officer (prior to April
                                                                              2005); John Hancock Group of
                                                                              Funds, Senior Vice President,
                                                                              Secretary and Chief Legal Officer
                                                                              (prior to April 2005)

Susan A. Pereira(k)                Assistant            July 2005             Massachusetts Financial Services
(born 11/05/70)                    Secretary and                              Company, Vice President and
                                   Assistant                                  Senior Counsel (since June 2004);
                                   Clerk                                      Bingham McCutchen LLP (law
                                                                              firm), Associate (January 2001 to
                                                                              June 2004); Preti, Flaherty,
                                                                              Beliveau, Pachios & Haley, LLC,
                                                                              Associate (prior to January 2001)

Mark N. Polebaum(k)                Secretary and        January 2006          Massachusetts Financial Services
(born 05/01/52)                    Clerk                                      Company, Executive Vice
                                                                              President, General Counsel and
                                                                              Secretary (since January 2006);
                                                                              Wilmer Cutler Pickering Hale
                                                                              and Dorr LLP (law firm), Partner
                                                                              (prior to January 2006)

Frank L. Tarantino                 Independent          June 2004             Tarantino LLC (provider of
(born 03/07/44)                    Chief                                      compliance services), Principal
                                   Compliance                                 (since June 2004); CRA Business
                                   Officer                                    Strategies Group (consulting
                                                                              services), Executive Vice
                                                                              President (April 2003 to June
                                                                              2004); David L. Babson & Co.
                                                                              (investment adviser), Managing
                                                                              Director, Chief Administrative
                                                                              Officer and Director (February
                                                                              1997 to March 2003)

James O. Yost(k)                   Assistant            September 1990        Massachusetts Financial Services
(born 06/12/60)                    Treasurer                                  Company, Senior Vice President

----------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k)"Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
Geoffrey L. Schechter

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited) (Not Restated)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                        Phone number                         Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------
General information                        1-800-225-2606                       8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                1-800-637-6576                       9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------
Share prices, account balances             1-800-MFS-TALK
exchanges or stock and                     (1-800-637-8255)
bond outlooks                              touch-tone required                  24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               LMB-ANN-05/06 10M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended March 31, 2006 and 2005, audit fees billed to the Funds by Deloitte were as follows:

                                                       Audit Fees
       FEES BILLED BY DELOITTE:                    2006           2005
                                                   ----           ----

            MFS Alabama Municipal Bond
            Fund                                $32,954        $33,754
            MFS Arkansas Municipal Bond
            Fund                                 32,954         33,754
            MFS California Municipal Bond
            Fund                                 32,954         33,754
            MFS Florida Municipal Bond
            Fund                                 32,954         33,754
            MFS Georgia Municipal Bond
            Fund                                 32,954         33,754
            MFS Maryland Municipal Bond
            Fund                                 32,954         33,754
            MFS Massachusetts Municipal
            Bond Fund                            32,954         33,754
            MFS Mississippi Municipal Bond
            Fund                                 32,954         33,754
            MFS Municipal Income Fund            36,117         36,917
            MFS New York Municipal Bond
            Fund                                 32,954         33,754
            MFS North Carolina Municipal
            Bond Fund                            32,954         33,754
            MFS Pennsylvania Municipal
            Bond Fund                            32,954         33,754
            MFS South Carolina Municipal
            Bond Fund                            32,954         33,754
            MFS Tennessee Municipal Bond
            Fund                                 32,954         33,754
            MFS Virginia Municipal Bond
            Fund                                 32,954         33,754
            MFS West Virginia Municipal
            Bond Fund                            32,954         33,754
                                               --------       --------
            TOTAL                              $530,427       $543,227

For the fiscal years ended March 31, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                 2006           2005          2006            2005           2006           2005
                                           ----           ----          ----            ----           ----           ----
       To MFS Alabama
       Municipal Bond Fund                      $0             $0        $9,550         $9,550           $514            $0
       To MFS Arkansas
       Municipal Bond Fund                       0              0         9,550          9,550            519             0
       To MFS California
       Municipal Bond Fund                       0              0         9,550          9,550            548             0
       To MFS Florida
       Municipal Bond Fund                       0              0         9,550          9,550            514             0
       To MFS Georgia
       Municipal Bond Fund                       0              0         9,550          9,550            511             0
       To MFS Maryland
       Municipal Bond Fund                       0              0         9,550          9,550            520             0
       To MFS Massachusetts
       Municipal Bond Fund                       0              0         9,550          9,550            532             0
       To MFS Mississippi
       Municipal Bond Fund                       0              0         9,550          9,550            514             0
       To MFS Municipal
       Income Fund                               0              0         9,550          9,550            539             0
       To MFS New York
       Municipal Bond Fund                       0              0         9,550          9,550            524             0
       To MFS North Carolina
       Municipal Bond Fund                       0              0         9,550          9,550            543             0
       To MFS Pennsylvania
       Municipal Bond Fund                       0              0         9,550          9,550            516             0
       To MFS South Carolina
       Municipal Bond Fund                       0              0         9,550          9,550            522             0
       To MFS Tennessee
       Municipal Bond Fund                       0              0         9,550          9,550            518             0
       To MFS Virginia
       Municipal Bond Fund                       0              0         9,550          9,550            539             0
       To MFS West Virginia
       Municipal Bond Fund                       0              0         9,550          9,550            520             0
  TOTAL FEES BILLED BY DELOITTE
  TO ABOVE FUNDS:                               $0             $0      $152,800       $152,800         $8,393            $0

       To MFS and MFS Related
       Entities of MFS Alabama
       Municipal Bond Fund*               $931,475     $1,242,066            $0        $62,000       $444,131      $595,000
       To MFS and MFS Related
       Entities of MFS Arkansas
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS California
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Florida
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Georgia
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Maryland
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS
       Massachusetts Municipal
       Bond Fund*                          931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS
       Mississippi Municipal
       Bond Fund*                          931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Municipal
       Income Fund*                        931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS New York
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS North
       Carolina Municipal Bond
       Fund*                               931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS
       Pennsylvania Municipal
       Bond Fund*                          931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS South
       Carolina Municipal Bond
       Fund*                               931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Tennessee
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS Virginia
       Municipal Bond Fund*                931,475      1,242,066             0         62,000        444,131       595,000
       To MFS and MFS Related
       Entities of MFS West
       Virginia Municipal Bond
       Fund*                               931,475      1,242,066             0         62,000        444,131       595,000

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                               2006                        2005
                                               ----                        ----
       To MFS Alabama Municipal
       Bond Fund, MFS and MFS
       Related Entities#               $1,493,265                    $1,946,217

       To MFS Arkansas
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,270                     1,946,217

       To MFS California
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,299                     1,946,217

       To MFS Florida
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,265                     1,946,217

       To MFS Georgia
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,262                     1,946,217

       To MFS Maryland
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,271                     1,946,217

       To MFS Massachusetts
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,283                     1,946,217

       To MFS Mississippi
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,265                     1,946,217

       To MFS Municipal
       Income Fund, MFS
       and MFS Related Entities#        1,493,290                     1,946,217

       To MFS New York
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,275                     1,946,217

       To MFS North Carolina
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,294                     1,946,217

       To MFS Pennsylvania
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,267                     1,946,217

       To MFS South Carolina
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,273                     1,946,217

       To MFS Tennessee
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,269                     1,946,217

       To MFS Virginia
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,290                     1,946,217

       To MFS West Virginia
       Municipal Bond Fund,
       MFS and MFS Related
       Entities#                        1,493,271                     1,946,217

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Act") as conducted within 90 days of the filing of this amended report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed below, subsequent to March 31, 2006, the registrant has applied the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140") to certain inverse floating rate obligations, as described below.

Subsequent to the registrant's filing of the report on Form N-CSR for its fiscal year ended March 31, 2006 on June 6, 2006, the registrant's principal executive officer and principal financial officer became aware that other investment companies (not affiliated with the registrant) that had transferred municipal bonds to special purpose trusts for the purpose of investing in municipal securities commonly referred to as "inverse floaters" and that had accounted for such transfers as "sales" in accordance with what the registrant understands was common practice in the mutual fund industry, had received a comment from their independent public accountants questioning the sale treatment that had been previously applied by such investment companies to such transfers. In response to these comments, certain of these investment companies restated their financial statements to apply the provisions of FAS 140 to the transfers of such municipal bonds in connection with their investments in inverse floaters. The registrant had likewise accounted for such transfers as "sales". Registrant's chief executive officer and chief financial officer note that other investment companies that invested in similar securities over the same time periods had been accounting for such transfers in a similar manner as the registrant. After a review of this matter with the registrant's independent public accountants, registrant applied FAS 140 to such transfers and restated its financial statements for those series of the registrant that invest in inverse floaters for the fiscal year ended March 31, 2006.

Subsequent to the filing of the registrant's Form N-CSR for the fiscal year ended March 31, 2006, and prior to the date hereof, the registrant's internal controls over financial reporting were modified to document the revised accounting treatment of these transactions, and such documentation included an analysis in accordance with FAS 140 of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

The registrant's independent public accountants have advised the registrant that its controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities related to inverse floaters failed to operate effectively to determine whether the transfers qualified for sale accounting and that such failure constitutes a control deficiency that represents a material weakness in internal control over financial reporting as of March 31, 2006. It is the view of the registrant's chief executive officer and chief financial officer that at the time sale accounting treatment was applied to such transfers that treatment was appropriate and in accordance with accounting practices followed in the mutual fund industry with respect to such transfers. Registrant's chief executive officer and chief financial officers also note that the revised accounting treatment and restatement to the registrant's financial statements did not impact the net asset values of the shares of the series of the registrant investing in these securities, reported net income, past performance or the total returns for such series for any period.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.